UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Portfolio

PIMCO All Asset Portfolio

PIMCO Balanced Allocation Portfolio *

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Core Bond (Hedged) Portfolio *

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

* Effective October 21, 2016 the Portfolio’s name was changed. Prior to October 21, 2016, the Portfolio’s name was PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Advantage® Strategy Bond Portfolio, respectively.

Schedule of Investments

PIMCO All Asset All Authority Portfolio

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 139.8%
MUTUAL FUNDS (a) 139.8%
PIMCO CommoditiesPLUS® Strategy Fund	75,302	$459
PIMCO CommodityRealReturn Strategy Fund®	14,912	105
PIMCO Credit Absolute Return Fund	1,209	12
PIMCO Diversified Income Fund	10,475	113
PIMCO Emerging Local Bond Fund	106,058	793
PIMCO Emerging Markets Currency Fund	146,689	1,310
PIMCO Extended Duration Fund	3,039	29
PIMCO High Yield Fund	38,444	339
PIMCO High Yield Spectrum Fund	69,642	682
PIMCO Income Fund	57,899	698
PIMCO Investment Grade Corporate Bond Fund	26,804	284
PIMCO Long Duration Total Return Fund	6,173	75
PIMCO Long-Term Credit Fund	256	3
PIMCO Long-Term U.S. Government Fund	16,132	110
PIMCO Low Duration Fund	60,543	599
PIMCO Mortgage Opportunities Fund	7,771	87
PIMCO RAE Fundamental Advantage PLUS Fund	20,054	200
PIMCO RAE Fundamental Emerging Markets Fund	51,068	495
PIMCO RAE Fundamental PLUS EMG Fund	74,381	679
PIMCO RAE Fundamental PLUS International Fund	32,725	262
PIMCO RAE Low Volatility PLUS EMG Fund	136,137	1,207
PIMCO RAE Low Volatility PLUS Fund	14,865	175
PIMCO RAE Low Volatility PLUS International Fund	52,629	517
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	19,861	180
PIMCO RAE Worldwide Long/Short PLUS Fund	73,672	718
PIMCO Real Return Asset Fund	5,735	50
PIMCO Real Return Fund	21,793	245
PIMCO RealEstateRealReturn Strategy Fund	31,730	267
PIMCO Senior Floating Rate Fund	42,108	416
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	47,500	337
PIMCO StocksPLUS® International Fund (Unhedged)	11,679	67
PIMCO StocksPLUS® Short Fund	220,818	2,257
PIMCO Total Return Fund	31,780	329
PIMCO TRENDS Managed Futures Strategy Fund	3,572	34

Total Mutual Funds (Cost $14,184)		14,133

Total Investments in Affiliates (Cost $14,184)		14,133

Total Investments 139.8% (Cost $14,184)		$14,133
Other Assets and Liabilities, net (39.8)%		(4,020)

Net Assets 100.0%		$10,113

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Mutual Funds	$14,133	$0	$0	$14,133

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		1,115

Total Short-Term Instruments (Cost $1,115)		1,115

Total Investments in Securities (Cost $1,115)		1,115

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.7%
PIMCO CommoditiesPLUS® Strategy Fund	4,815,376	29,326
PIMCO CommodityRealReturn Strategy Fund®	1,011,038	7,087
PIMCO Diversified Income Fund	452,095	4,892
PIMCO Emerging Local Bond Fund	8,437,294	63,111
PIMCO Emerging Markets Currency Fund	10,592,752	94,593
PIMCO Extended Duration Fund	254,113	2,394
PIMCO High Yield Fund	2,540,396	22,432
PIMCO High Yield Spectrum Fund	4,132,482	40,457
PIMCO Income Fund	5,929,578	71,511
PIMCO Investment Grade Corporate Bond Fund	2,310,444	24,468
PIMCO Long Duration Total Return Fund	476,126	5,752
PIMCO Long-Term Credit Fund	124,091	1,528
PIMCO Long-Term U.S. Government Fund	1,418,856	9,634
PIMCO Low Duration Fund	1,674,368	16,576
PIMCO Mortgage Opportunities Fund	568,265	6,347
PIMCO RAE Fundamental Advantage PLUS Fund	1,752,139	17,451
PIMCO RAE Fundamental Emerging Markets Fund	4,119,445	39,917
PIMCO RAE Fundamental PLUS EMG Fund	4,781,574	43,656
PIMCO RAE Fundamental PLUS International Fund	2,023,259	16,206
PIMCO RAE Low Volatility PLUS EMG Fund	10,620,497	94,204
PIMCO RAE Low Volatility PLUS Fund	183,561	2,162
PIMCO RAE Low Volatility PLUS International Fund	3,440,891	33,789
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	2,071,379	18,767
PIMCO RAE Worldwide Long/Short PLUS Fund	6,107,387	59,547
PIMCO Real Return Asset Fund	633,293	5,522
PIMCO Real Return Fund	2,185,576	24,544
PIMCO RealEstateRealReturn Strategy Fund	1,488,149	12,530
PIMCO Senior Floating Rate Fund	2,015,732	19,936
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	3,241,988	22,986
PIMCO StocksPLUS® International Fund (Unhedged)	236,590	1,363
PIMCO Total Return Fund	3,680,471	38,130
PIMCO TRENDS Managed Futures Strategy Fund	230,298	2,199

Total Mutual Funds (Cost $853,411)		853,017

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	20,000	860

Total Exchange-Traded Funds (Cost $1,076)		860

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund (a)	2,702,991	2,703

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,200	101

Total Short-Term Instruments (Cost $2,804)		2,804

Total Investments in Affiliates (Cost $857,291)		856,681

Total Investments 100.2% (Cost $858,406)		$857,796
Other Assets and Liabilities, net (0.2)%		(2,039)

Net Assets 100.0%		$855,757

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,115	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	$(1,140)	$1,115	$1,115

Total Repurchase Agreements						$(1,140)	$1,115	$1,115

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,115	$0	$1,115
	$0	$1,115	$0	$1,115

Investments in Affiliates, at Value
Mutual Funds	853,017	0	0	853,017
Exchange-Traded Funds	860	0	0	860
Short-Term Instruments
Mutual Funds	2,703	0	0	2,703
Central Funds Used for Cash Management Purposes	101	0	0	101

	$856,681	$0	$0	$856,681

Total Investments	$856,681	$1,115	$0	$857,796

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Balanced Allocation Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.0%
BANK LOAN OBLIGATIONS 0.4%
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		$97	$97
5.500% due 04/01/2022		286	287

Total Bank Loan Obligations (Cost $362)			384

CORPORATE BONDS & NOTES 5.6%
BANKING & FINANCE 4.5%
Ally Financial, Inc.
2.750% due 01/30/2017		300	301
5.500% due 02/15/2017		300	304
BPCE S.A.
4.625% due 07/11/2024		100	102
CIT Group, Inc.
5.000% due 05/15/2017		200	204
Deutsche Bank AG
1.350% due 05/30/2017		200	196
General Motors Financial Co., Inc.
2.625% due 07/10/2017		200	202
4.750% due 08/15/2017		100	103
Goldman Sachs Group, Inc.
2.050% due 09/15/2020		600	604
ING Bank NV
2.625% due 12/05/2022		100	104
International Lease Finance Corp.
8.750% due 03/15/2017		300	309
JPMorgan Chase & Co.
2.750% due 06/23/2020		300	309
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	300	364
Nationwide Building Society
10.250% due 06/29/2049 (c)	GBP	1	83
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	300	46
2.000% due 10/01/2017		400	62
Nykredit Realkredit A/S
1.000% due 07/01/2017		300	46
1.000% due 10/01/2017		1,500	229
2.000% due 10/01/2017		600	92
Realkredit Danmark A/S
1.000% due 01/01/2017		800	121
2.000% due 04/01/2017		400	61
Santander UK PLC
5.000% due 11/07/2023		$400	418
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		300	316

			4,576

INDUSTRIALS 0.5%
AbbVie, Inc.
3.200% due 05/14/2026		250	254
Cigna Corp.
4.500% due 03/15/2021		30	33
Pioneer Natural Resources Co.
6.875% due 05/01/2018		60	64
Time Warner Cable LLC
5.850% due 05/01/2017		100	103

			454

UTILITIES 0.6%
AT&T, Inc.
1.258% due 03/30/2017		100	100
Petrobras Global Finance BV
8.375% due 05/23/2021		100	110

Sprint Communications, Inc.
9.125% due 03/01/2017		400	410

			620

Total Corporate Bonds & Notes (Cost $5,584)			5,650

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
2.848% due 05/01/2038		458	487
3.500% due 11/01/2045 - 09/01/2046		1,000	1,056
Fannie Mae, TBA
3.000% due 11/01/2046		5,000	5,187
3.500% due 11/01/2046		7,200	7,590

Total U.S. Government Agencies (Cost $14,317)			14,320

U.S. TREASURY OBLIGATIONS 34.8%
U.S. Treasury Bonds
2.250% due 08/15/2046		1,280	1,261
2.500% due 02/15/2045 (j)		480	497
2.500% due 02/15/2046		3,280	3,402
2.500% due 05/15/2046		1,640	1,703
3.000% due 05/15/2045 (j)		250	286
3.000% due 11/15/2045		40	46
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018		4,258	4,306
0.125% due 04/15/2019		134	136
0.125% due 04/15/2020		1,850	1,887
0.125% due 04/15/2021		2,234	2,283
0.125% due 01/15/2023		104	106
0.125% due 07/15/2024		203	206
0.125% due 07/15/2026		171	173
0.250% due 01/15/2025		518	529
1.375% due 02/15/2044		207	247
1.625% due 01/15/2018		115	118
2.125% due 02/15/2040		208	278
2.125% due 02/15/2041		149	202
2.375% due 01/15/2025		1,596	1,905
2.500% due 01/15/2029		1,502	1,912
U.S. Treasury Notes
1.125% due 08/31/2021		10,100	10,092
1.375% due 04/30/2021		1,320	1,334
1.625% due 04/30/2019 (g)(h)(j)		1,900	1,937
2.125% due 09/30/2021 (g)		200	209
2.125% due 12/31/2021 (g)		300	314

Total U.S. Treasury Obligations (Cost $34,759)			35,369

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		100	85
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	49	42
Marche Mutui SRL
0.108% due 02/25/2055		17	19
1.953% due 01/27/2064		58	66

Total Non-Agency Mortgage-Backed Securities (Cost $206)			212

ASSET-BACKED SECURITIES 2.1%
Citigroup Mortgage Loan Trust, Inc.
0.655% due 08/25/2036		$729	674
Countrywide Asset-Backed Certificates
0.755% due 05/25/2037		651	434
Fremont Home Loan Trust
0.675% due 10/25/2036		510	266
JPMorgan Mortgage Acquisition Corp.
0.915% due 05/25/2035		600	505
Lehman XS Trust
1.325% due 10/25/2035		70	68
Morgan Stanley ABS Capital, Inc. Trust
0.655% due 10/25/2036		277	222

Total Asset-Backed Securities (Cost $2,016)			2,169

SOVEREIGN ISSUES 13.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (a)	BRL	6,900	2,055
0.000% due 04/01/2017 (a)		9,100	2,630
France Government International Bond
1.850% due 07/25/2027 (b)	EUR	214	316
2.250% due 07/25/2020 (b)		110	141
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (b)		200	245

2.350% due 09/15/2024 (b)		301	397
Japan Government International Bond
0.100% due 09/10/2024 (b)	JPY	99,500	1,034
Mexico Government International Bond
4.000% due 11/08/2046 (b)	MXN	1,580	94
New Zealand Government International Bond
2.000% due 09/20/2025 (b)	NZD	104	79
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	1,521	2,341
0.125% due 03/22/2026 (b)		1,673	2,659
1.875% due 11/22/2022 (b)		897	1,487

Total Sovereign Issues (Cost $13,334)			13,478

SHORT-TERM INSTRUMENTS 2.5%
CERTIFICATES OF DEPOSIT 1.7%
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		$300	300
Natixis S.A.
1.553% due 09/25/2017		400	401
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		400	400
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		600	601

			1,702

REPURCHASE AGREEMENTS (e) 0.8%			790

Total Short-Term Instruments (Cost $2,490)			2,492

Total Investments in Securities (Cost $73,068)			74,074

	SHARES
INVESTMENTS IN AFFILIATES 35.7%
MUTUAL FUNDS (d) 17.9%
PIMCO Capital Securities and Financials Fund		55,638	554
PIMCO Income Fund		1,204,823	14,530
PIMCO Mortgage Opportunities Fund		187,926	2,099
PIMCO TRENDS Managed Futures Strategy Fund		105,564	1,008

Total Mutual Funds (Cost $18,604)			18,191

SHORT-TERM INSTRUMENTS 17.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.8%
PIMCO Short-Term Floating NAV Portfolio III		1,822,936	18,022

Total Short-Term Instruments (Cost $18,021)			18,022

Total Investments in Affiliates (Cost $36,625)			36,213

Total Investments 108.7% (Cost $109,693)			$110,287
Financial Derivative Instruments (f)(i)(0.2)% (Cost or Premiums, net $499)			(232)
Other Assets and Liabilities, net (8.5)%			(8,578)

Net Assets 100.0%			$101,477

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$790	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(809)	$790	$790

Total Repurchase Agreements						$(809)	$790	$790

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(89) at a weighted average interest rate of (0.475)%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2016	300	$212	$167	$(2)
Euro STOXX 50 December Futures	Long	12/2016	242	6	43	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	5	0	2	(2)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	14	27	0	(7)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	21	(32)	11	0
FTSE 100 Index December Futures	Long	12/2016	33	94	31	(9)
Japan Government 10-Year Bond December Futures	Short	12/2016	1	(7)	0	0
Mini MSCI EAFE Index December Futures	Long	12/2016	7	(5)	5	0
Mini MSCI Emerging Markets Index December Futures	Long	12/2016	60	(17)	17	0
Nikkei 225 Index December Futures	Long	12/2016	10	(20)	12	(16)
Nikkei 225 Index Yen Denominated December Futures	Long	12/2016	4	1	1	0
Nikkei 400 Index December Futures	Long	12/2016	353	(44)	42	(71)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	204	4	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	31	1	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	204	(20)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	31	(2)	0	0
S&P 200 Index December Futures	Long	12/2016	3	10	4	(3)
S&P/Toronto Stock Exchange 60 December Futures	Long	12/2016	10	33	7	(5)
U.S. Treasury 2-Year Note December Futures	Short	12/2016	75	7	7	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	138	(4)	0	(58)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	11	29	16	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	7	(26)	0	(15)
United Kingdom Long Gilt December Futures	Short	12/2016	5	7	6	0

Total Futures Contracts				$254	$371	$(188)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$1,100	$(50)	$(9)	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$5,800	$76	$108	$8	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021	2,000	29	6	3	0

				$105	$114	$11	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	15.700%	01/02/2017	BRL	23,400	$(126)	$(1)	$0	$0
Pay	3-Month USD-LIBOR	1.500	12/16/2017		$2,700	29	2	0	0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		1,800	14	5	0	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		10,400	(139)	26	20	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	260	233	0	(10)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		1,200	(63)	(38)	3	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		2,100	(60)	(16)	6	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		4,500	(230)	(208)	15	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		6,700	(237)	(215)	23	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		3,400	(103)	(90)	12	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		2,800	(70)	(59)	10	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		950	(3)	(1)	3	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		9,500	(231)	(108)	51	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		890	(89)	9	9	0
Receive	6-Month EUR-EURIBOR *	0.000	03/15/2022	EUR	2,300	(15)	(8)	2	0
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		2,300	47	34	0	(1)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		360	(55)	(39)	1	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	5,200	(13)	(3)	2	0
Receive	6-Month GBP-LIBOR *	2.340	01/13/2026		1,300	(115)	(99)	4	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		1,820	11	(30)	10	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		220	(58)	(39)	6	0
Receive	6-Month JPY-LIBOR	1.000	03/20/2024	JPY	140,000	(109)	(76)	1	0

						$(1,355)	$(721)	$178	$(11)

Total Swap Agreements						$(1,300)	$(616)	$189	$(18)

*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $757 have been pledged as collateral as of September 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $1,480 and cash of $2,283 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	3,393		$958	$1	$(86)
	10/2016	DKK	201		30	0	0
	10/2016		$1,038	BRL	3,393	5	0
	11/2016		2,129	CAD	2,791	0	(1)
	11/2016		1,106	EUR	994	13	0
	11/2016		180	JPY	18,200	0	0
	04/2017	DKK	409		$62	0	0
	04/2017		$0	DKK	1	0	0
BPS	10/2016	BRL	2,510		$740	1	(33)
	10/2016		$757	BRL	2,510	15	0
	11/2016		1,008	EUR	898	2	0
	11/2016		409	GBP	315	0	0
	11/2016	ZAR	2,509		$176	0	(5)
	01/2017	BRL	900		207	0	(62)
	01/2017	DKK	808		124	1	0
	04/2017	BRL	2,300		657	0	(14)
BRC	10/2016		$46	DKK	303	0	0
	07/2017	DKK	303		$46	0	0
CBK	10/2016	BRL	300		73	0	(20)
	10/2016		$92	BRL	300	0	0
	10/2016		398	DKK	2,650	2	0
	10/2016		964	MXN	17,493	0	(63)
	11/2016	AUD	1,372		$1,034	0	(15)
	11/2016	GBP	142		185	1	0
	11/2016		$1,855	CHF	1,801	3	0
	11/2016		159	EUR	141	0	0
	11/2016		144	HKD	1,115	0	0
	11/2016		622	SEK	5,270	0	(7)
DUB	10/2016	BRL	3,120		$961	2	0
	10/2016	TRY	108		36	0	0
	10/2016		$956	BRL	3,120	5	(2)
	10/2016		2	CNH	10	0	0
	11/2016		133	ILS	510	3	0
	01/2017	BRL	1,100		$254	0	(75)
FBF	10/2016	DKK	205		31	0	0
GLM	10/2016	BRL	5,200		1,297	0	(302)
	10/2016		$1,602	BRL	5,200	0	(3)
	10/2016		515	RUB	32,955	8	0
	11/2016	GBP	153		$200	1	0
	11/2016	TWD	37,276		1,167	0	(27)
	11/2016		$1,613	AUD	2,096	0	(11)
	11/2016		362	EUR	323	1	0
	11/2016		1,020	JPY	102,901	0	(3)
	11/2016		136	NOK	1,125	5	0
	01/2017	BRL	2,600		$608	0	(170)
HUS	10/2016		$240	CNH	1,603	0	0
	10/2016		427	DKK	2,838	1	0
	11/2016		143	EUR	128	1	0
	11/2016		273	SGD	367	0	(5)
	01/2017	CNH	1,865		$270	0	(8)
	01/2017		$382	DKK	2,540	3	0
	10/2017	DKK	2,838		$435	0	(1)
JPM	10/2016	BRL	6,370		1,755	1	(205)
	10/2016	CNH	5,730		858	1	(1)
	10/2016	DKK	1,450		219	1	0
	10/2016		$1,935	BRL	6,370	24	0
	11/2016	GBP	2,156		$2,799	2	0
	11/2016	INR	67,099		989	0	(14)
	11/2016		$219	EUR	195	1	0
	11/2016		3,245	JPY	330,430	19	0
	01/2017	BRL	2,300		$541	0	(147)
	01/2017	CNH	1,554		224	0	(8)
	04/2017	BRL	6,800		1,959	0	(25)
MSB	10/2016		3,393		1,048	5	0
	10/2016		$1,045	BRL	3,393	0	(2)
	11/2016		1,039		3,393	0	(5)
	01/2017		44	CNH	297	0	0
RYL	10/2016		1,068		7,158	4	0
SCX	10/2016	CNH	6,934		$1,062	24	0
	10/2016	RUB	11,710		178	0	(8)
	11/2016	THB	1,863		54	0	0
	11/2016		$228	JPY	23,200	2	(1)
	01/2017	CNH	3,289		$478	0	(12)
UAG	10/2016		595		92	3	0
	11/2016	IDR	567,448		42	0	(1)
	11/2016	KRW	423,296		386	2	0
	11/2016		$1,833	INR	124,081	21	0
	11/2016		149	JPY	15,000	0	(1)

Total Forward Foreign Currency Contracts						$184	$(1,343)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$3
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	19,400	17	2
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	900	90	116
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	900	90	58
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	1,600	109	44
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	700	5	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	37,200	33	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	36,500	17	6
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	1,900	75	9
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	38,000	19	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	30,000	16	10
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	3,800	43	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	5,100	59	43
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,600	76	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	500	21	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	1,100	101	44
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	300	30	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	300	32	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	1,000	94	49
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	300	30	39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	300	30	19

							$1,036	$522

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$9,000	$126	$116
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	9,000	125	115

						$251	$231

Total Purchased Options						$1,287	$753

*	The underlying security has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625%	11/16/2016	EUR	1,900	$(2)	$(2)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		1,900	(2)	(1)

							$(4)	$(3)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD		$1.370	11/04/2016	GBP	960	$(9)	$0
FBF	Call - OTC USD versus BRL	BRL	3.600	10/21/2016		$1,018	(13)	(1)
JPM	Call - OTC EUR versus USD		$1.150	11/16/2016	EUR	392	(4)	(1)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		370	(2)	0
	Put - OTC EUR versus USD		1.090	11/16/2016		300	(2)	(1)
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		200	(2)	(1)

							$(32)	$(4)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	$600	$(27)	$(4)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	100	(1)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	800	(2)	4
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	800	(2)	1
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	1,000	(12)	(8)

						$(44)	$(7)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$8,000	$(113)	$(42)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	700	(6)	(19)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	5,100	(101)	(38)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	1,400	(30)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	1,400	(31)	(12)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	4,700	(94)	(45)

							$(375)	$(167)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$18,000	$(126)	$(88)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	18,000	(125)	(88)

						$(251)	$(176)

Total Written Options						$(706)	$(357)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
MYC	Receive	EURMARGIN CAL16	$5.900	12/31/2016	12,000	$0	$4	$4	$0
	Receive	EURMARGIN CAL16	5.950	12/31/2016	12,000	0	4	4	0

						$0	$8	$8	$0

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.286%	$100	$(3)	$0	$0	$(3)
	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.405	100	(3)	1	0	(2)
JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.248	100	(2)	(1)	0	(3)
	Cigna Corp.	(1.000)	03/20/2021	0.319	30	(1)	0	0	(1)
MYC	Pioneer Natural Resources Co.	(1.000)	06/20/2018	0.426	60	1	(2)	0	(1)

						$(8)	$(2)	$0	$(10)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	1.520%	$	100	$(2)	$0	$0	$(2)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	10	0	0	0	0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.392		200	0	1	1	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.511	$	500	(15)	4	0	(11)
	Mexico Government International Bond	1.000	06/20/2021	1.520		100	(3)	1	0	(2)
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.459		100	(2)	3	1	0
DUB	Brazil Government International Bond	1.000	06/20/2021	2.449		100	(8)	2	0	(6)
FBF	Brazil Government International Bond	1.000	06/20/2021	2.449		200	(14)	1	0	(13)
GST	Brazil Government International Bond	1.000	06/20/2021	2.449		200	(14)	1	0	(13)
HUS	Mexico Government International Bond	1.000	06/20/2021	1.520		200	(5)	0	0	(5)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.449		100	(7)	1	0	(6)
	Russia Government International Bond	1.000	06/20/2021	1.996		100	(6)	1	0	(5)

							$(76)	$15	$2	$(63)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030	GBP	1,000	$(4)	$44	$40	$0
	Pay	3-Month USD-CPURNSA	1.500	01/15/2017		$2,000	0	(1)	0	(1)
	Pay	3-Month USD-CPURNSA	1.510	01/15/2017		800	0	0	0	0
	Receive	3-Month USD-CPURNSA *	1.580	05/23/2018		1,900	0	3	3	0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		200	0	0	0	0
BPS	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021	EUR	400	0	2	2	0
CBK	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018		500	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		430	0	2	2	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		400	0	2	2	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		100	0	1	1	0
DUB	Receive	3-Month EUR-EXT-CPI	0.320	08/15/2017		1,600	0	1	1	0
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018		500	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		400	0	2	2	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		100	0	1	1	0
	Pay	3-Month USD-CPURNSA	2.065	05/12/2025		$2,000	0	65	65	0
FBF	Pay	1-Month GBP-UKRPI	3.352	05/15/2030	GBP	100	0	5	5	0
GLM	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		300	(1)	11	10	0
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	200	0	(1)	0	(1)
JPM	Pay	3-Month USD-CPURNSA	1.330	01/01/2017		$1,100	0	(2)	0	(2)
	Pay	3-Month USD-CPURNSA	1.512	01/15/2017		2,000	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		300	0	3	3	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		150	0	1	1	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		300	0	(5)	0	(5)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		150	0	(1)	0	(1)
	Pay	3-Month USD-CPURNSA	1.780	09/15/2026		1,000	(1)	(8)	0	(9)
MYC	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,300	8	130	138	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021	EUR	120	0	1	1	0
	Pay	3-Month USD-CPURNSA	1.810	07/19/2026		$500	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA	1.800	07/20/2026		300	0	(2)	0	(2)
RYL	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	100	0	0	0	0
UAG	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		100	0	0	0	0

							$2	$244	$277	$(31)

*	This security has a forward starting effective date.

Total Return Swaps on Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Receive	Swiss Market Index	140	1-Month USD-LIBOR plus a specified spread	12/16/2016	CHF	1,139	$0	$(3)	$0	$(3)
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$836	0	(3)	0	(3)

								$0	$(6)	$0	$(6)

Total Swap Agreements								$(82)	$259	$287	$(110)

(6)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $963 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$384	$0	$384
Corporate Bonds & Notes
Banking & Finance	0	4,576	0	4,576
Industrials	0	454	0	454
Utilities	0	620	0	620
U.S. Government Agencies	0	14,320	0	14,320
U.S. Treasury Obligations	0	35,369	0	35,369
Non-Agency Mortgage-Backed Securities	0	212	0	212
Asset-Backed Securities	0	2,169	0	2,169
Sovereign Issues	0	13,478	0	13,478
Short-Term Instruments
Certificates of Deposit	0	1,702	0	1,702
Repurchase Agreements	0	790	0	790
	$0	$74,074	$0	$74,074

Investments in Affiliates, at Value
Mutual Funds	18,191	0	0	18,191
Short-Term Instruments
Central Funds Used for Cash Management Purposes	18,022	0	0	18,022

	$36,213	$0	$0	$36,213

Total Investments	$36,213	$74,074	$0	$110,287

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	371	189	0	560
Over the counter	0	1,224	0	1,224
	$371	$1,413	$0	$1,784

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(188)	(18)	0	(206)
Over the counter	0	(1,810)	0	(1,810)

	$(188)	$(1,828)	$0	$(2,016)

Totals	$36,396	$73,659	$0	$110,055

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.0%
CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 5.7%
Ally Financial, Inc.
2.750% due 01/30/2017		$2,000	$2,005
3.250% due 02/13/2018		1,350	1,367
6.250% due 12/01/2017		300	312
Bank of America N.A.
1.750% due 06/05/2018		2,000	2,013
Citigroup, Inc.
1.277% due 05/01/2017		6,800	6,805
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,100	1,125
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	113
Goldman Sachs Group, Inc.
2.050% due 09/15/2020		$1,400	1,409
3.500% due 01/23/2025		200	207
ING Bank NV
2.625% due 12/05/2022		500	519
JPMorgan Chase & Co.
2.322% due 03/01/2021		2,400	2,461
Lloyds Bank PLC
1.750% due 05/14/2018		900	903
Mitsubishi UFJ Financial Group, Inc.
2.722% due 03/01/2021		600	622
Navient Corp.
5.500% due 01/15/2019		400	407
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	244
Santander Holdings USA, Inc.
2.275% due 11/24/2017		$100	101
Toronto-Dominion Bank
2.250% due 03/15/2021		800	817
Unibail-Rodamco SE
1.449% due 04/16/2019		800	797

			22,227

INDUSTRIALS 0.4%
Aetna, Inc.
1.491% due 12/08/2017		300	301
2.400% due 06/15/2021		200	203
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	885
Hyundai Capital America
2.000% due 07/01/2019		$200	201

			1,590

UTILITIES 1.2%
AT&T, Inc.
1.258% due 03/30/2017		3,150	3,154
Petrobras Global Finance BV
4.875% due 03/17/2020		1,000	1,013
6.625% due 01/16/2034	GBP	100	114
8.375% due 05/23/2021		$200	219

			4,500

Total Corporate Bonds & Notes (Cost $28,252)			28,317

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
0.875% due 05/25/2042		6	6
1.205% due 02/25/2041		538	543
1.689% due 10/01/2044		7	7
2.413% due 01/01/2036		60	63
2.655% due 11/01/2035		17	18
2.742% due 05/25/2035		47	50
2.808% due 11/01/2034		33	35
2.836% due 07/01/2035		24	25
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046		11,000	11,409
3.500% due 10/01/2031 - 11/01/2046		8,000	8,434

Freddie Mac
0.754% due 02/15/2019	47	46
0.785% due 08/25/2031	1	1
0.974% due 08/15/2033 - 09/15/2042	2,121	2,135
1.689% due 02/25/2045	78	80
2.574% due 01/01/2034	7	7
2.659% due 09/01/2036 †	215	227
2.671% due 07/01/2036 †	191	201
2.780% due 10/01/2036 †	87	91
NCUA Guaranteed Notes
0.969% due 10/07/2020	510	511
1.079% due 12/08/2020	1,005	1,007
Small Business Administration
5.510% due 11/01/2027	302	337

Total U.S. Government Agencies (Cost $25,168)		25,233

U.S. TREASURY OBLIGATIONS 91.7%
U.S. Treasury Bonds
2.500% due 02/15/2046 (e)	7,990	8,287
3.000% due 05/15/2045 †	80	92
3.000% due 11/15/2045 (i)	10	11
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 †	119,327	120,672
0.125% due 04/15/2019 (e)(g)	19,544	19,885
0.125% due 04/15/2020 (e)(i)	15,096	15,399
0.125% due 01/15/2022 (e)	7,741	7,910
0.125% due 07/15/2022	4,584	4,699
0.125% due 01/15/2023 (e)(i)	2,606	2,652
0.125% due 07/15/2024	9,243	9,396
0.125% due 07/15/2026	904	915
0.250% due 01/15/2025 (i)	2,449	2,499
0.375% due 07/15/2023 (e)	13,485	13,997
0.375% due 07/15/2025 (i)	30	31
0.375% due 07/15/2025 †	2,334	2,415
0.625% due 07/15/2021 (e)	52,021	54,683
0.625% due 01/15/2024 (e)	6,498	6,829
0.625% due 01/15/2026	81	85
0.625% due 02/15/2043 (i)	147	148
0.750% due 02/15/2042 (i)	767	795
1.250% due 07/15/2020	21,452	22,941
1.375% due 07/15/2018 (e)	6,049	6,307
1.375% due 01/15/2020 (e)	5,180	5,505
1.375% due 02/15/2044 (i)	2,602	3,106
1.375% due 02/15/2044 †	103	123
1.625% due 01/15/2018 (i)	459	474
1.625% due 01/15/2018 †	2,183	2,251
1.750% due 01/15/2028	23	27
1.875% due 07/15/2019 (e)(g)	4,452	4,784
2.125% due 01/15/2019 (i)	2,354	2,508
2.125% due 02/15/2040 (i)	412	551
2.125% due 02/15/2041 (i)	165	223
2.375% due 01/15/2025	6,830	8,155
2.375% due 01/15/2027 (i)	322	396
2.500% due 01/15/2029 †	6,725	8,563
3.625% due 04/15/2028 (i)	60	82
3.875% due 04/15/2029 (i)	747	1,079
3.875% due 04/15/2029 †	146	212
U.S. Treasury Notes
1.125% due 08/31/2021	7,700	7,694
1.625% due 05/15/2026 (e)	4,500	4,509
2.000% due 02/15/2025 (e)(i)	3,110	3,223
2.125% due 09/30/2021	200	209
2.125% due 12/31/2021	300	313

Total U.S. Treasury Obligations (Cost $349,909)		354,635

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Banc of America Funding Trust
6.000% due 03/25/2034	1,683	1,848
Banc of America Mortgage Trust
2.858% due 11/25/2034	83	80
3.255% due 06/25/2035	121	117
Banc of America Re-REMIC Trust
5.723% due 06/24/2050	92	92
BCAP LLC Trust
5.136% due 03/26/2037	391	375
5.250% due 08/26/2037	722	747
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	23	23
2.920% due 03/25/2035	71	71
2.950% due 01/25/2035	321	317
2.988% due 03/25/2035	88	86
3.128% due 03/25/2035	18	18

3.174% due 01/25/2035		330	333
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		43	45
2.760% due 09/25/2035		50	50
2.930% due 10/25/2035		423	418
3.296% due 09/25/2037 ^		510	469
Commercial Mortgage Trust
5.543% due 12/11/2049		84	85
Countrywide Alternative Loan Trust
0.695% due 05/25/2047		1,573	1,333
0.727% due 12/20/2046 ^		1,468	1,079
6.000% due 02/25/2037 ^		235	166
Countrywide Home Loan Mortgage Pass-Through Trust
3.117% due 11/19/2033		4	4
3.175% due 08/25/2034 ^		28	24
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		93	93
Eurosail PLC
0.679% due 06/13/2045	GBP	7	8
1.329% due 06/13/2045		458	527
First Horizon Alternative Mortgage Securities Trust
2.697% due 06/25/2034		$15	14
GreenPoint Mortgage Funding Trust
0.795% due 11/25/2045		11	9
GS Mortgage Securities Trust
3.849% due 12/10/2043		435	454
GSR Mortgage Loan Trust
3.152% due 01/25/2035		49	47
HarborView Mortgage Loan Trust
0.771% due 03/19/2036		59	44
HomeBanc Mortgage Trust
0.855% due 10/25/2035		133	124
IndyMac Mortgage Loan Trust
3.283% due 11/25/2035 ^		124	114
JPMorgan Commercial Mortgage-Backed Securities Trust
5.940% due 06/18/2049		183	184
JPMorgan Mortgage Trust
3.089% due 02/25/2035		111	105
3.219% due 07/25/2035		58	58
3.236% due 08/25/2035		83	82
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		144	149
Marche Mutui SRL
0.108% due 02/25/2055	EUR	43	48
1.953% due 01/27/2064		146	166
MASTR Adjustable Rate Mortgages Trust
3.044% due 11/21/2034		$40	41
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.264% due 09/15/2030		164	161
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		160	155
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		87	90
Morgan Stanley Capital Trust
6.103% due 06/11/2049		17	18
RBSSP Resecuritization Trust
2.619% due 10/25/2035		1,242	1,255
Residential Accredit Loans, Inc. Trust
1.867% due 09/25/2045		161	132
Royal Bank of Scotland Capital Funding Trust
6.296% due 12/16/2049		323	329
Sequoia Mortgage Trust
0.732% due 07/20/2036		345	316
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035		17	14
3.052% due 02/25/2034		20	20
3.087% due 12/25/2034		102	100
Structured Asset Mortgage Investments Trust
1.191% due 10/19/2034		22	21
Thornburg Mortgage Securities Trust
2.785% due 07/25/2036		118	114
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,616
WaMu Mortgage Pass-Through Certificates Trust
1.277% due 05/25/2047		274	230
2.712% due 12/25/2035		205	188
3.008% due 08/25/2035		26	25
Wells Fargo Mortgage-Backed Securities Trust
2.860% due 03/25/2036 ^		176	167
2.885% due 06/25/2033		65	65

Total Non-Agency Mortgage-Backed Securities (Cost $14,299)			15,063

ASSET-BACKED SECURITIES 3.4%
Aquilae CLO PLC
0.050% due 01/17/2023	EUR	33	37
Asset-Backed Securities Corp. Home Equity Loan Trust
0.690% due 03/25/2036		$222	216
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		300	300
Carlyle Global Market Strategies CLO Ltd.
2.086% due 01/20/2025		400	400
Cavalry CLO Ltd.
2.029% due 01/17/2024		200	200
CIFC Funding Ltd.
1.067% due 05/10/2021		245	245
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	199	221
0.815% due 01/30/2024	GBP	170	220
Countrywide Asset-Backed Certificates
0.705% due 07/25/2036		$23	23
4.255% due 04/25/2036		99	101
Credit-Based Asset Servicing and Securitization LLC
0.644% due 07/25/2037		17	11
Eaton Vance CDO PLC
0.000% due 02/22/2027	EUR	42	47
1.111% due 02/22/2027		$667	661
Elm CLO Ltd.
2.079% due 01/17/2023		1,654	1,659
First Franklin Mortgage Loan Trust
1.205% due 11/25/2035		712	713
First NLC Trust
0.915% due 02/25/2036		100	90
GSAMP Trust
0.595% due 12/25/2036		66	37
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		119	91
OHA Credit Partners Ltd.
2.231% due 11/20/2023		200	200
OneMain Financial Issuance Trust
2.470% due 09/18/2024		2,399	2,407
Option One Mortgage Loan Trust Asset-Backed Certificates
0.965% due 11/25/2035		500	492
Penta CLO S.A.
0.067% due 06/04/2024	EUR	235	264
Residential Asset Securities Corp. Trust
0.855% due 04/25/2036		$200	167
SLM Student Loan Trust
0.755% due 04/25/2019		1,526	1,521
2.215% due 04/25/2023		2,385	2,392
Structured Asset Securities Corp. Mortgage Loan Trust
2.023% due 04/25/2035		324	308
Symphony CLO Ltd.
1.057% due 05/15/2019		123	123

Total Asset-Backed Securities (Cost $12,972)			13,146

SOVEREIGN ISSUES 9.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	120
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (b)	BRL	18,000	5,361
0.000% due 04/01/2017 (b)		39,900	11,529
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		1,000	306
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	641	949
2.250% due 07/25/2020 (c)		743	957
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		303	357
2.350% due 09/15/2024 (c)		1,576	2,077
3.100% due 09/15/2026 (c)		106	151
Japan Government International Bond
0.100% due 03/10/2024 (c)	JPY	61,320	632
0.100% due 09/10/2024 (c)		129,350	1,344
0.100% due 03/10/2025 (c)		69,790	726
0.100% due 03/10/2026 (c)		179,213	1,870
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	12,617	750
4.750% due 06/14/2018		9,975	510
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	2,713	2,071

Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	5	4
3.000% due 02/24/2025		5	4
3.000% due 02/24/2026		18	14
3.000% due 02/24/2029		45	33
3.000% due 02/24/2030		39	28
3.000% due 02/24/2031		45	32
3.000% due 02/24/2032		38	27
3.000% due 02/24/2033		28	19
3.000% due 02/24/2034		21	14
3.000% due 02/24/2035		5	3
3.000% due 02/24/2037		71	47
3.000% due 02/24/2038		71	47
3.000% due 02/24/2040		14	9
3.000% due 02/24/2041		7	5
3.000% due 02/24/2042		49	32
United Kingdom Gilt
0.125% due 03/22/2024 (c)(e)	GBP	1,641	2,525
0.125% due 03/22/2026 (c)		2,254	3,583
0.125% due 03/22/2044 (c)		283	607
0.125% due 03/22/2046 (c)		276	612

Total Sovereign Issues (Cost $36,757)			37,355

SHORT-TERM INSTRUMENTS 21.5%
CERTIFICATES OF DEPOSIT 2.4%
Barclays Bank PLC
1.641% due 09/08/2017		$1,000	1,003
Credit Suisse AG
1.645% due 09/12/2017		1,800	1,802
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		800	801
Natixis S.A.
1.553% due 09/25/2017		2,700	2,706
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		1,100	1,101
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		1,800	1,801

			9,214

REPURCHASE AGREEMENTS (d) 13.8%			53,559

JAPAN TREASURY BILLS 3.4%
(0.275)% due 10/11/2016 - 11/14/2016 (a)(b)	JPY	1,330,000	13,118

U.S. TREASURY BILLS 1.9%
0.376% due 10/06/2016 - 03/09/2017 (a)(b)(g)(i)†		$7,416	7,409

Total Short-Term Instruments (Cost $82,900)			83,300

Total Investments in Securities (Cost $550,257)			557,049

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III		1,113,850	11,012

Total Short-Term Instruments (Cost $11,012)			11,012

Total Investments in Affiliates (Cost $11,012)			11,012

Total Investments 146.8% (Cost $561,269)			$568,061
Financial Derivative Instruments (f)(h) 1.2% (Cost or Premiums, net $410)			4,467
Other Assets and Liabilities, net (48.0)%			(185,634)

Net Assets 100.0%			$386,894

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.250	% †	09/30/2016	10/03/2016	$14,600	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(14,902)	$14,600	$14,602
DEU	1.300	†	09/30/2016	10/03/2016	19,200	U.S. Treasury Bonds 3.125% due 02/15/2043	(19,478)	19,200	19,202
SAL	1.300	†	09/30/2016	10/03/2016	19,200	U.S. Treasury Notes 1.750% due 01/31/2023	(19,557)	19,200	19,202
SSB	0.010	†	09/30/2016	10/03/2016	559	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(575)	559	559

Total Repurchase Agreements							$(54,512)	$53,559	$53,565

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BPG	0.650%	08/11/2016	10/11/2016		$(26,231)	$(26,256)
	0.650	08/24/2016	11/23/2016		(15,547)	(15,558)
	0.660	08/19/2016	10/19/2016		(7,459)	(7,465)
	0.770	10/03/2016	10/06/2016		(47,237)	(47,237)
	1.100	10/03/2016	10/04/2016		(28,714)	(28,714)
BPS	0.640	07/20/2016	10/19/2016	GBP	(1,879)	(2,494)
GSC	0.750	10/03/2016	10/17/2016		$(3,140)	(3,140)
MSC	0.670	08/16/2016	10/14/2016		(1,004)	(1,005)
	0.700	08/29/2016	10/14/2016		(18,895)	(18,908)
TDM	0.570	09/08/2016	10/11/2016		(2,025)	(2,025)
	0.590	07/20/2016	10/20/2016		(16,085)	(16,105)
	0.600	07/14/2016	10/14/2016		(56,266)	(56,342)
	0.750	09/14/2016	10/14/2016		(9,057)	(9,061)
	0.850	09/16/2016	10/07/2016		(2,181)	(2,182)
	0.850	09/19/2016	10/07/2016		(20,860)	(20,866)

Total Sale-Buyback Transactions						$(257,358)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(100,082) at a weighted average interest rate of 0.589%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.
(4)	Payable for sale-buyback transactions includes $(49) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$1,000	$(1,070)	$(1,074)
Fannie Mae, TBA	5.500	10/01/2046	6,000	(6,740)	(6,763)

Total Short Sales				$(7,810)	$(7,837)

(e)	Securities with an aggregate market value of $241,893 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note January Futures	$111.000	12/23/2016	201	$1	$0
Put - CBOT U.S. Treasury 10-Year Note January Futures	111.000	12/23/2016	436	4	1

				$5	$1

Total Purchased Options				$5	$1

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude Calendar Spread February Futures †	$0.250	01/19/2017	4	$(1)	$0
Put - NYMEX Crude Calendar Spread February Futures †	1.000	01/19/2017	4	0	0
Put - NYMEX Crude Calendar Spread January Futures †	0.100	12/19/2016	4	0	0
Call - NYMEX Crude Calendar Spread January Futures †	0.250	12/19/2016	4	(1)	0
Call - NYMEX Crude Calendar Spread March Futures †	0.250	02/17/2017	4	0	(1)
Put - NYMEX Crude Calendar Spread March Futures †	1.000	02/17/2017	4	0	0
Call - NYMEX Crude December Futures †	52.000	11/16/2016	12	(12)	(16)
Call - NYMEX Crude December Futures †	53.000	11/16/2016	12	(10)	(12)
Call - NYMEX Gasoline December Futures †	165.000	11/25/2016	5	(15)	(4)
Call - NYMEX Gasoline November Futures †	165.000	10/26/2016	1	(2)	0
Call - NYMEX Gasoline November Futures †	170.000	10/26/2016	1	(2)	0
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	17	(21)	(1)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	16	(21)	(1)
Put - NYMEX Natural Gas November Futures †	2.650	10/26/2016	2	(1)	(1)

				$(86)	$(36)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	25	$(9)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	20	(6)	(8)

				$(15)	$(9)

Total Written Options				$(101)	$(45)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	64	$(5)	$1	$0
Aluminum January Futures †	Short	01/2017	22	(18)	0	0
Arabica Coffee March Futures †	Short	03/2017	4	(8)	0	(2)
Arabica Coffee May Futures †	Long	05/2017	2	9	1	0
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	1	0	0	(1)
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	1	(1)	0	(1)
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	1	(1)	0	(1)
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	1	1	0	0
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	1	1	0	0
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	1	(1)	0	(1)
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	1	0	0	(1)
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	1	0	0	(1)
Brent (ICE) Calendar Swap Futures May Futures †	Short	04/2017	3	0	0	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	1	0	0	(1)
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	1	(1)	0	(1)
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	1	(1)	0	0
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	1	(1)	0	(1)
Brent Crude April Futures †	Short	02/2018	5	(23)	0	(2)
Brent Crude December Futures †	Long	10/2016	17	35	7	0
Brent Crude December Futures †	Long	10/2017	74	185	34	0
Brent Crude December Futures †	Short	10/2018	6	(12)	0	(3)
Brent Crude February Futures †	Short	12/2016	1	(3)	0	0
Brent Crude January Futures †	Short	11/2016	3	(7)	0	(1)
Brent Crude January Futures †	Long	11/2017	10	49	5	0
Brent Crude June Futures †	Short	04/2017	45	(97)	0	(21)
Brent Crude June Futures †	Short	04/2018	26	(136)	0	(12)
Brent Crude March Futures †	Long	01/2017	27	60	12	0
Brent Crude March Futures †	Short	01/2018	1	0	0	0
Brent Crude October Futures †	Short	08/2017	5	(26)	0	(2)
Brent Crude September Futures †	Short	07/2017	35	(148)	0	(16)
Brent Crude September Futures †	Long	07/2018	5	2	2	0
Call Options Strike @ USD 52.000 on Brent Crude December Futures †	Short	10/2016	3	(2)	0	0
Call Options Strike @ USD 53.000 on Brent Crude December Futures †	Short	10/2016	1	0	0	0
Call Options Strike @ USD 54.000 on Brent Crude January Futures †	Short	11/2016	5	(3)	0	0
Call Options Strike @ USD 60.000 on Brent Crude December Futures †	Long	10/2016	1	(2)	0	0
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	Long	11/2016	2	(4)	0	0
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	Long	11/2016	3	(7)	0	0
Call Options Strike @ USD 62.000 on Brent Crude December Futures †	Long	10/2016	1	(2)	0	0
Cattle Feeder November Futures †	Long	11/2016	1	(11)	0	(2)
Cattle Feeder October Futures October Futures †	Short	10/2016	1	10	2	0
Chicago Ethanol (Platts) December Futures †	Long	12/2016	4	11	3	0
Chicago Ethanol (Platts) December Futures †	Long	12/2017	1	1	1	0
Cocoa December Futures †	Short	12/2016	15	7	9	(2)
Cocoa March Futures †	Long	03/2017	15	(8)	2	(9)
Cocoa March Futures †	Long	03/2017	6	(4)	2	0
Copper January Futures †	Long	01/2017	4	23	0	0
Corn December Futures †	Short	12/2016	9	(8)	0	(3)
Corn December Futures †	Long	12/2017	13	0	5	0
Corn July Futures †	Long	07/2017	15	3	5	0
Corn March Futures †	Short	03/2017	44	(18)	0	(17)
Cotton No. 2 December Futures †	Short	12/2016	6	(2)	0	(1)
Euro-Bobl December Futures	Short	12/2016	13	(5)	2	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	16	1	7	(6)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	11	20	0	(6)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	35	(49)	18	(1)
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	1	(1)	0	0
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	1	1	0	0
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	1	(1)	0	0
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	1	(1)	0	0
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	1	1	0	0
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	1	1	0	0
Gas Oil December Futures †	Short	12/2016	4	(7)	0	(1)
Gas Oil December Futures †	Long	12/2017	20	72	4	0
Gas Oil January Futures †	Short	01/2017	10	(26)	0	(2)
Gas Oil June Futures †	Short	06/2017	10	(36)	0	(2)
Gas Oil June Futures †	Short	06/2018	10	(34)	0	(2)
Gas Oil March Futures †	Long	03/2017	4	7	1	0
Gold 100 oz. December Futures †	Short	12/2016	17	28	15	0
Gold 100 oz. February Futures †	Short	02/2017	2	7	2	0
Hard Red Spring Wheat December Futures †	Long	12/2016	1	0	0	0
Hard Red Spring Wheat March Futures †	Short	03/2017	1	0	0	0
Hard Red Winter Wheat July Futures †	Long	07/2017	6	(9)	0	0
Henry Hub Natural Gas April Futures †	Long	03/2017	30	33	0	(1)
Henry Hub Natural Gas March Futures †	Short	02/2017	31	(40)	2	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	62	62	0	(3)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	40	3	0	(1)
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	12	(6)	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	12	1	0	(1)
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	12	9	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	12	10	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2018	12	(6)	0	(1)
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	12	(7)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	62	(70)	3	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2018	20	17	0	(1)
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	12	(7)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	12	(4)	0	(1)
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	36	(36)	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	12	(5)	0	(1)
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	12	(6)	0	(1)
Japan Government 10-Year Bond December Futures	Short	12/2016	3	(17)	2	(1)
Lead January Futures †	Long	01/2017	8	53	0	0
Live Cattle December Futures †	Short	12/2016	2	12	2	0
Live Cattle February Futures †	Long	02/2017	2	(11)	0	(2)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	3	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	3	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	3	(2)	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	6	14	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	6	6	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	6	(2)	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	6	14	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	6	14	0	(2)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	6	8	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	6	10	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	6	14	0	(1)
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	6	12	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	6	0	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	6	2	0	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	6	4	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	6	6	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	6	8	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	6	15	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	6	13	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	6	13	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	6	7	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	7	(5)	0	(3)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	19	20	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	6	5	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	6	13	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	6	12	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	6	10	2	0
Natural Gas April Futures †	Long	03/2017	33	95	0	(6)
Natural Gas April Futures †	Long	03/2018	40	(22)	0	(4)
Natural Gas December Futures †	Long	11/2016	18	(9)	0	(5)
Natural Gas January Futures †	Short	12/2016	41	(3)	10	0
Natural Gas January Futures †	Long	12/2017	15	(7)	0	(2)
Natural Gas July Futures †	Long	06/2017	7	(1)	0	(1)
Natural Gas June Futures †	Long	05/2017	16	(4)	0	(3)
Natural Gas March Futures †	Short	02/2017	30	(37)	7	0
Natural Gas March Futures †	Short	02/2018	30	17	3	0
Natural Gas October Futures †	Short	09/2017	25	11	3	0
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	1	0	0	0
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	1	0	0	0
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	1	0	0	0
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	1	0	0	0
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	1	0	0	0
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	1	0	0	0
New York Harbor ULSD December Futures †	Long	11/2016	5	16	4	0
New York Harbor ULSD January Futures †	Short	12/2016	4	(17)	0	(3)
New York Harbor ULSD June Futures †	Short	05/2017	5	(15)	0	(3)
New York Harbor ULSD March Futures †	Long	02/2017	4	14	3	0
New York Harbor ULSD September Futures †	Long	08/2017	1	2	1	0
Nickel January Futures †	Long	01/2017	5	17	0	0
Platinum January Futures †	Long	01/2017	34	(12)	0	(5)
Put Options Strike @ EUR 155.500 on Euro-Bund 10-Year Bond December Futures	Long	11/2016	11	0	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	371	7	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	113	2	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	371	(37)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	113	(6)	0	0
Put Options Strike @ USD 42.000 on Brent Crude December Futures †	Short	10/2016	3	1	0	0
Put Options Strike @ USD 43.000 on Brent Crude December Futures †	Short	10/2016	1	0	0	0
RBOB Gasoline April Futures †	Long	03/2017	9	36	7	0
RBOB Gasoline December Futures †	Short	11/2016	16	(60)	0	(14)
RBOB Gasoline June Futures †	Short	05/2017	9	(49)	0	(6)
RBOB Gasoline March Futures †	Long	02/2017	11	35	9	0
Silver March Futures †	Short	03/2017	3	14	0	0
Soybean January Futures †	Long	01/2017	29	(20)	4	0
Soybean Meal March Futures †	Long	03/2017	9	(7)	0	0
Soybean Meal May Futures †	Short	05/2017	9	6	0	0
Soybean November Futures †	Short	11/2016	26	40	0	(5)
Soybean November Futures †	Short	11/2017	12	(2)	0	(1)
Sugar No. 11 July Futures †	Long	06/2017	44	59	0	(14)
Sugar No. 11 March Futures †	Long	02/2017	32	81	0	(13)
Sugar No. 11 May Futures †	Short	04/2017	44	(72)	16	0
U.S. Treasury 10-Year Note December Futures †	Long	12/2016	316	16	0	(133)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	82	216	120	0
United Kingdom Long Gilt December Futures	Short	12/2016	24	32	28	0
Wheat July Futures †	Short	07/2017	6	15	0	0
Wheat March Futures †	Short	03/2017	40	14	0	(6)
White Sugar March Futures †	Long	02/2017	2	5	0	(1)
WTI Crude August Futures †	Short	07/2017	2	(2)	0	(1)
WTI Crude December Futures †	Long	11/2016	7	14	3	0
WTI Crude December Futures †	Short	11/2017	46	(158)	0	(20)
WTI Crude December Futures †	Short	11/2018	3	(3)	0	(1)
WTI Crude February Futures †	Short	01/2017	9	(26)	0	(4)
WTI Crude June Futures †	Short	05/2017	8	(7)	0	(4)
WTI Crude June Futures †	Short	05/2018	6	(29)	0	(3)
WTI Crude March Futures †	Short	02/2017	23	(43)	0	(10)
WTI Crude March Futures †	Long	02/2018	33	176	15	0
WTI Crude October Futures †	Long	09/2017	4	5	2	0
WTI Crude September Futures †	Long	08/2017	48	269	21	0
Zinc January Futures †	Long	01/2017	9	23	0	0

Total Futures Contracts				$588	$435	$(413)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$900	$(41)	$(7)	$0	$(5)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	3,000	(44)	(7)	0	(5)

				$(85)	$(14)	$0	$(10)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-CPURNSA	1.800%	09/12/2026		$600	$(3)	$(3)	$0	$(2)
Pay	3-Month USD-LIBOR	1.250	06/15/2018		3,900	30	15	0	(1)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		5,100	(68)	12	10	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		25,700	1,678	160	0	(63)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		7,400	(453)	(431)	25	0
Receive	3-Month USD-LIBOR	2.233	09/16/2025		2,300	(158)	(9)	10	0
Receive	3-Month USD-LIBOR	2.225	09/16/2025		1,300	(89)	(89)	6	0
Receive	3-Month USD-LIBOR	2.350	10/02/2025		1,400	(122)	(113)	6	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		39,000	(1,996)	137	132	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		25,200	(890)	(810)	86	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		8,050	(244)	(214)	27	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		4,700	(118)	(99)	16	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		5,700	(143)	(121)	20	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,900	(153)	(53)	10	0
Receive	3-Month USD-LIBOR *	1.850	07/20/2026		6,100	(19)	24	21	0
Receive	3-Month USD-LIBOR *	2.000	07/27/2026		1,600	(16)	(11)	5	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		2,000	(6)	(3)	7	0
Receive	3-Month USD-LIBOR *†	1.750	12/21/2026		18,900	(471)	91	102	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		1,780	(179)	18	18	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027	GBP	6,840	41	(111)	37	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		30	(8)	2	1	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	26,100	(78)	5	2	0

						$(3,465)	$(1,603)	$541	$(66)

Total Swap Agreements						$(3,550)	$(1,617)	$541	$(76)

*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $2,745 and cash of $2,152 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016		BRL	16,110		$4,035	$0	$(919)
	10/2016		GBP	6,050		8,004	163	0
	10/2016		JPY	620,000		5,887	0	(230)
	10/2016			$4,956	BRL	16,110	5	(7)
	11/2016		JPY	350,000		$3,464	7	0
	11/2016	†		$301	CAD	395	0	0
	01/2017		CNH	3,313		$480	0	(14)
BPS	10/2016		BRL	12,600		3,368	0	(507)
	10/2016		JPY	150,000		1,433	0	(48)
	10/2016			$3,847	BRL	12,600	32	(5)
	10/2016			8,221	GBP	6,319	0	(31)
	11/2016		GBP	6,319		$8,225	30	0
	01/2017		BRL	2,700		622	0	(186)
	04/2017			4,200		1,194	0	(32)
BRC	10/2016			973		300	1	0
	10/2016			$298	BRL	973	2	0
CBK	10/2016		BRL	1,010		$245	0	(66)
	10/2016		JPY	210,000		2,006	0	(68)
	10/2016			$311	BRL	1,010	0	(1)
	10/2016			1,516	MXN	27,520	0	(99)
	01/2017		CNH	2,688		$387	0	(14)
DUB	10/2016		BRL	17,670		5,443	10	0
	10/2016			$5,405	BRL	17,670	35	(7)
	10/2016			1	CNH	10	0	0
	01/2017		BRL	3,300		$763	0	(225)
GLM	10/2016			9,673		2,467	0	(507)
	10/2016		CAD	370		282	0	0
	10/2016		GBP	269		360	11	0
	10/2016		JPY	613,700		6,118	66	0
	10/2016			$2,980	BRL	9,673	0	(5)
	10/2016			11,749	EUR	10,481	25	0
	10/2016			1,794	JPY	181,900	0	(1)
	10/2016			951	MXN	18,717	13	0
	11/2016	†	EUR	10,625		$11,925	0	(27)
	01/2017		BRL	6,000		1,404	0	(392)
HUS	10/2016		CNH	27,154		4,065	3	(4)
IND	10/2016		BRL	5,800		1,787	3	0
	10/2016			$1,751	BRL	5,800	33	0
	04/2017		BRL	6,200		$1,775	0	(34)
JPM	10/2016		AUD	509		383	0	(6)
	10/2016		BRL	27,860		7,422	6	(1,151)
	10/2016		NZD	2,555		1,854	0	(6)
	10/2016			$8,464	BRL	27,860	102	0
	10/2016			370	EUR	329	0	0
	11/2016	†		443		396	3	0
	01/2017		BRL	5,000		$1,176	0	(320)
	04/2017			29,500		8,502	0	(107)
MSB	10/2016			3,471		1,071	5	(1)
	10/2016		EUR	11,001		12,443	85	0
	10/2016			$1,069	BRL	3,471	0	(2)
	11/2016			1,060		3,461	0	(5)
	01/2017		BRL	2,048		$616	3	0
RYL	10/2016			$1,957	CNH	13,119	8	0
SCX	10/2016			4,596	JPY	462,800	0	(32)
	11/2016		JPY	462,800		$4,601	32	0
	01/2017		CNH	5,653		822	0	(20)
TOR	01/2017		BRL	3,300		754	0	(233)
UAG	10/2016		CNH	13,092		1,958	0	(2)
	10/2016		JPY	208,300		2,068	14	0
	10/2016			$215	EUR	191	0	0
	10/2016			1,743	JPY	177,300	5	0
	11/2016		TWD	50,291		$1,579	0	(32)
	11/2016			$1,860	INR	125,927	21	0

Total Forward Foreign Currency Contracts							$723	$(5,346)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$37,100	$32	$5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	70,800	35	27
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	1,700	170	219
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,700	170	110
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	2,900	198	80
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	6,900	51	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	71,400	64	9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	69,700	31	11
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	74,000	37	20
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	54,800	29	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	7,300	83	65
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	9,500	110	79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	1,900	175	75
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	600	60	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	600	63	26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	2,700	255	132
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	700	70	90
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	700	70	45

							$1,703	$1,036

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$17,100	$239	$219
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	17,200	239	220

						$478	$439

*	The underlying security has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Brent Crude Spread December Futures †	$60.000	12/31/2016	$6	$14	$2

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.500% due 12/01/2046	$84.000	12/06/2016	$8,000	$0	$0

Total Purchased Options					$2,195	$1,477

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$3,900	$(4)	$(5)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	3,500	(3)	(3)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		3,600	(5)	(2)

							$(12)	$(10)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD		$1.370	11/04/2016	GBP	1,720	$(16)	$(1)
GLM	Call - OTC USD versus BRL	BRL	3.400	10/06/2016		$1,353	(9)	(1)
	Put - OTC USD versus MXN	MXN	19.000	10/27/2016		800	(6)	(7)
	Put - OTC USD versus MXN		18.750	11/01/2016		800	(4)	(4)
JPM	Call - OTC EUR versus USD		$1.150	11/16/2016	EUR	724	(8)	(2)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		1,340	(6)	(1)
	Put - OTC EUR versus USD		1.090	11/16/2016		1,870	(13)	(5)

							$(62)	$(21)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$700	$(6)	$(1)
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		12,100	(108)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		1,000	(13)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		900	(9)	(1)
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(54)	(8)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$600	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,600	(52)	(37)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,000	(37)	(20)

							$(283)	$(68)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$14,500	$(204)	$(77)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	6,900	(55)	(191)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	10/07/2016	1,500	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	10/07/2016	1,500	(4)	(2)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	8,800	(175)	(66)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	2,800	(60)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	2,800	(63)	(23)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	12,800	(257)	(122)

							$(821)	$(503)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$34,200	$(240)	$(167)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	34,400	(239)	(168)

						$(479)	$(335)

*	The underlying security has a forward starting effective date.

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Gasoline December Futures †	$165.000	12/31/2016	$3	$(17)	$(2)

Total Written Options					$(1,674)	$(939)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 4Q16 †	$4.850	12/31/2016	6,000	$(3)	$10	$7	$0
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	9,900	(4)	3	0	(1)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	4,800	0	(2)	0	(2)
	Receive	EURSIMP CAL17 †	0.550	12/31/2017	12,000	0	5	5	0
	Pay	Natural Gas †	1.441	12/31/2016	1,700	0	1	1	0
	Pay	Natural Gas †	2.713	01/31/2017	1,700	0	0	0	0
	Pay	Natural Gas †	2.634	02/28/2017	1,600	0	0	0	0
	Receive	PLATGOLD Index †	338.750	01/06/2017	2,000	133	(22)	111	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	3,600	0	2	2	0
	Pay	GOLDLNPM Index †	1,365.100	07/05/2017	200	0	7	7	0
	Receive	OREXIO 1Q17 †	45.750	03/31/2017	3,000	(1)	12	11	0
	Receive	PLATGOLD Index †	244.000	01/06/2017	1,100	(20)	(23)	0	(43)
	Receive	PLTMLNPM Index †	1,106.500	07/05/2017	200	0	(13)	0	(13)
JPM	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	36,000	0	83	83	0
	Receive	EURMARGIN 4Q17 †	3.900	12/31/2017	12,000	0	6	6	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	1,200	0	(1)	0	(1)
	Receive	OREXIO 2Q17 †	45.350	06/30/2017	300	0	0	0	0
MAC	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	12,000	(13)	(6)	0	(19)
MYC	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	4,800	0	(2)	0	(2)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	2,400	0	(1)	0	(1)
SOG	Receive	EURMARGIN 4Q16 †	4.580	12/31/2016	6,000	0	9	9	0

						$92	$68	$242	$(82)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.924%		$1,100	$(19)	$22	$3	$0
	Mexico Government International Bond	1.000	06/20/2021	1.520		200	(5)	0	0	(5)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	60	(1)	1	0	0
BRC	Mexico Government International Bond	1.000	06/20/2021	1.520		$800	(20)	2	0	(18)
CBK	Brazil Government International Bond	1.000	06/20/2021	2.449		100	(9)	3	0	(6)
	Mexico Government International Bond	1.000	06/20/2021	1.520		100	(2)	0	0	(2)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.449		200	(17)	4	0	(13)
	Mexico Government International Bond	1.000	06/20/2021	1.520		100	(3)	1	0	(2)
GST	Brazil Government International Bond	1.000	06/20/2021	2.449		400	(28)	2	0	(26)
HUS	Mexico Government International Bond	1.000	06/20/2021	1.520		500	(12)	0	0	(12)
NGF	Russia Government International Bond	1.000	06/20/2021	1.996		300	(18)	5	0	(13)

							$(134)	$40	$3	$(97)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$800	$(42)	$23	$0	$(19)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	300	(17)	10	0	(7)

					$(59)	$33	$0	$(26)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	600	$0	$41	$41	$0
	Receive	3-Month USD-CPURNSA	1.715	04/15/2017		$11,400	0	50	50	0
	Receive	3-Month USD-CPURNSA	1.010	10/16/2017		1,300	0	12	12	0
	Receive	3-Month USD-CPURNSA *	1.580	05/23/2018		8,600	0	13	13	0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		600	0	1	1	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	800	4	44	48	0
	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		600	0	4	4	0
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026		1,100	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA	2.250	07/15/2017		$8,700	20	(486)	0	(466)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	1,500	0	20	20	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		1,400	0	73	73	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		700	61	(19)	42	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		100	0	(4)	0	(4)
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018	EUR	3,700	0	(18)	0	(18)
	Receive	3-Month EUR-EXT-CPI	0.655	08/15/2018		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.640	09/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		1,850	0	12	12	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		2,800	0	12	12	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		700	0	4	4	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	800	2	24	26	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		400	0	(27)	0	(27)
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	400	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		600	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		300	0	2	2	0
	Receive	3-Month USD-CPURNSA	2.500	07/15/2022		$1,200	10	(150)	0	(140)
	Receive	3-Month USD-CPURNSA	2.560	05/08/2023		13,100	0	(1,598)	0	(1,598)
FBF	Pay	1-Month GBP-UKRPI	3.352	05/15/2030	GBP	300	0	16	16	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		100	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI	0.615	09/15/2018	EUR	200	0	(1)	0	(1)
GLM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	500	2	28	30	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		3,940	(12)	142	130	0
	Pay	1-Month GBP-UKRPI	3.357	04/15/2035		300	0	14	14	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		20	0	3	3	0
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		420	0	66	66	0
	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018	EUR	100	0	0	0	0
	Receive	3-Month USD-CPURNSA	2.415	02/12/2017		$2,900	0	(150)	0	(150)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		600	0	11	11	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	400	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		$1,100	0	11	11	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		770	0	4	4	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		1,100	0	(16)	0	(16)
	Pay	3-Month USD-CPURNSA	1.762	08/30/2026		1,900	0	(18)	0	(18)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		770	0	(5)	0	(5)
	Pay	3-Month USD-CPURNSA	1.805	09/12/2026		700	0	(4)	0	(4)
	Pay	3-Month USD-CPURNSA	1.780	09/15/2026		500	(1)	(4)	0	(5)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	1,200	0	52	52	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021	EUR	810	0	5	5	0
	Pay	3-Month USD-CPURNSA	1.810	07/19/2026		$400	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA	1.800	07/20/2026		1,500	0	(12)	0	(12)
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026		300	0	(2)	0	(2)
RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031	GBP	200	0	(12)	0	(12)
UAG	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017	EUR	900	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		400	0	(1)	0	(1)

							$86	$(1,879)	$708	$(2,501)

*	This security has a forward starting effective date.

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index †	20,831	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	$6,796	$0	$191	$191	$0
	Receive	BCOMTR Index †	126,276	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	21,281	0	575	575	0
	Pay	SPGCINP Index †	12,502	(0.050)%	02/15/2017	1,852	0	(92)	0	(92)
CBK	Receive	BCOMF1T Index †	105	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	34	0	1	1	0
	Receive	BCOMTR Index †	399,820	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	67,082	0	1,822	1,822	0
	Receive	BCOMTR2 Index †	56,759	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	10,441	0	286	286	0
	Receive	CVICXMB2 Index †	20,129	0.100%	02/15/2017	2,157	0	(2)	0	(2)
	Receive	CVICXMB3 Index †	18,768	0.100%	02/15/2017	2,170	0	(1)	0	(1)
FBF	Receive	BCOMTR Index †	125,200	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	21,006	0	571	571	0
GST	Receive	BCOMF1T Index †	8,360	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	2,727	0	76	76	0
	Receive	BCOMTR Index †	37,812	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	6,344	0	172	172	0
	Receive	BCOMTR11A Index †	140,382	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	31,480	0	881	881	0
	Pay	SPGCINP Index †	10,222	(0.050)%	08/15/2017	1,535	0	(75)	0	(75)
JPM	Receive	BCOMF1T Index †	672	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	219	0	6	6	0
	Receive	BCOMTR Index †	154,452	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	25,914	0	704	704	0
	Receive	JMABCTNE Index †	23,274	0.150%	02/15/2017	2,617	0	(1)	0	(1)
	Receive	JMABDEWE Index †	5,533	0.300%	02/15/2017	5,570	0	(6)	0	(6)
	Receive	JMABFNJ1 Index †	99,645	0.350%	02/15/2017	10,346	0	31	31	0
	Receive	JMABNICP Index †	12,178	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	5,289	0	201	201	0
	Pay	SPGCINP Index †	120	(0.050)%	02/15/2017	18	0	(1)	0	(1)
MAC	Receive	BCOMTR1 Index †	113,048	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	10,559	0	287	287	0
	Receive	BCOMTR2 Index †	134,649	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	12,087	0	331	331	0
MEI	Receive	BCOMTR2 Index †	292,026	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	37,226	0	535	535	0
MYC	Receive	BCOMTR Index †	446,022	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	74,833	0	2,032	2,032	0
	Receive	BCOMTR1 Index †	232,041	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	43,093	0	1,170	1,170	0

							$0	$9,694	$9,872	$(178)

(6)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Pay	GOLDLNPM Index (7)†	3.901%	05/04/2017	$150	$0	$2	$2	$0
	Pay	GOLDLNPM Index (7)†	4.000	05/08/2017	250	0	4	4	0
	Pay	GOLDLNPM Index (7)†	7.981	04/22/2020	302	0	9	9	0
	Pay	GOLDLNPM Index (7)†	8.585	04/27/2020	1,024	0	36	36	0
	Pay	GOLDLNPM Index (7)†	8.703	04/28/2020	339	0	12	12	0
	Pay	GOLDLNPM Index (7)†	7.023	07/29/2020	943	0	28	28	0
	Pay	GOLDLNPM Index (7)†	7.840	09/09/2020	179	0	4	4	0
	Pay	LME Copper December Futures (7)†	5.244	12/07/2016	59	0	2	2	0
	Pay	LME Copper October Futures (7)†	4.516	10/05/2016	93	0	3	3	0
JPM	Pay	GOLDLNPM Index (7)†	10.890	04/29/2020	303	0	17	17	0
	Pay	GOLDLNPM Index (7)†	11.156	05/07/2020	599	0	36	36	0
	Pay	GOLDLNPM Index (7)†	9.000	07/24/2020	333	0	13	13	0
MAC	Pay	LME Copper October Futures (7)†	5.221	10/05/2016	59	0	2	2	0

						$0	$168	$168	$0

Total Swap Agreements						$(15)	$8,124	$10,993	$(2,884)

(7)	Variance Swap

(i)	Securities with an aggregate market value of $6,050 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$22,227	$0	$22,227
Industrials	0	1,590	0	1,590
Utilities	0	4,500	0	4,500
U.S. Government Agencies	0	25,233	0	25,233
U.S. Treasury Obligations	0	354,635	0	354,635
Non-Agency Mortgage-Backed Securities	0	15,063	0	15,063
Asset-Backed Securities	0	13,146	0	13,146
Sovereign Issues	0	37,355	0	37,355
Short-Term Instruments
Certificates of Deposit	0	9,214	0	9,214
Repurchase Agreements	0	53,559	0	53,559
Japan Treasury Bills	0	13,118	0	13,118
U.S. Treasury Bills	0	7,409	0	7,409
	$0	$557,049	$0	$557,049

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,012	$0	$0	$11,012

Total Investments	$11,012	$557,049	$0	$568,061

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,837)	$0	$(7,837)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	435	542	0	977
Over the counter	0	13,190	3	13,193
	$435	$13,732	$3	$14,170

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(449)	(85)	0	(534)
Over the counter	0	(9,167)	(2)	(9,169)

	$(449)	$(9,252)	$(2)	$(9,703)

Totals	$10,998	$553,692	$1	$564,691

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.0%
ARGENTINA 4.1%
SOVEREIGN ISSUES 4.1%
Argentina Bonar Bond
8.750% due 05/07/2024		$200	$233
Argentine Government International Bond
2.500% due 12/31/2038		3,200	2,288
6.250% due 04/22/2019		800	850
6.625% due 07/06/2028		600	636
6.875% due 04/22/2021		900	982
7.125% due 07/06/2036		900	956
7.500% due 04/22/2026		2,300	2,601
7.625% due 04/22/2046		1,100	1,244
8.750% due 06/02/2017		1,800	1,883
Provincia de Buenos Aires
9.125% due 03/16/2024		300	336
9.950% due 06/09/2021		300	346
10.875% due 01/26/2021 (h)		200	235
Provincia de Cordoba
7.125% due 06/10/2021		150	158

Total Argentina (Cost $11,751)			12,748

AZERBAIJAN 0.4%
CORPORATE BONDS & NOTES 0.2%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$600	674
SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		600	624

Total Azerbaijan (Cost $1,186)			1,298

BERMUDA 0.5%
CORPORATE BONDS & NOTES 0.5%
Ooredoo International Finance Ltd.
4.500% due 01/31/2043		$500	534
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/2026		1,000	992

Total Bermuda (Cost $1,482)			1,526

BRAZIL 11.8%
CORPORATE BONDS & NOTES 7.7%
Banco do Brasil S.A.
3.875% due 10/10/2022		$2,125	2,008
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	452
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,400	1,411
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020		500	533
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		3,800	3,762
BRF S.A.
3.950% due 05/22/2023		1,500	1,481
Caixa Economica Federal
4.500% due 10/03/2018		500	508
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,500	1,586
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	403
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	100	113
5.750% due 01/20/2020		$9,750	10,072
6.750% due 01/27/2041		200	174
6.850% due 06/05/2115		600	511
6.875% due 01/20/2040		200	176
7.875% due 03/15/2019		229	248

8.375% due 05/23/2021		400	439
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	142

			24,019

SOVEREIGN ISSUES 4.1%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	886
6.500% due 06/10/2019		830	898
Brazil Government International Bond
5.000% due 01/27/2045		2,210	2,011
5.625% due 01/07/2041		50	50
5.625% due 02/21/2047		900	886
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	21,300	5,681
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		38	12
10.000% due 01/01/2021		8,000	2,352

			12,776

Total Brazil (Cost $37,190)			36,795

CAYMAN ISLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)		$57	55
0.000% due 11/30/2025 (d)		365	299
0.000% due 05/15/2030 (d)		800	492
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		1,000	1,119
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		675	213
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (f)		1,393	272
6.750% due 10/01/2023 (f)		1,198	233
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		54	52

Total Cayman Islands (Cost $4,952)			2,735

CHILE 2.6%
CORPORATE BONDS & NOTES 2.5%
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		$1,000	1,079
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	380
4.500% due 09/16/2025 (h)		1,300	1,372
4.875% due 11/04/2044		600	618
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		1,500	1,550
GNL Quintero S.A.
4.634% due 07/31/2029		800	842
Itau CorpBanca
3.875% due 09/22/2019		600	627
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		967	945
4.500% due 08/15/2025		285	276

			7,689

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		150	160

Total Chile (Cost $7,572)			7,849

CHINA 1.3%
CORPORATE BONDS & NOTES 1.3%
CCCI Treasure Ltd.
3.500% due 04/21/2020 (e)		$800	819
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		600	666
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		700	776
4.875% due 05/17/2042		500	591
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		1,000	1,025
3.700% due 06/10/2025		300	321

Total China (Cost $3,890)			4,198

COLOMBIA 4.1%
CORPORATE BONDS & NOTES 1.6%
Ecopetrol S.A.
4.125% due 01/16/2025	$300	292
5.875% due 09/18/2023	2,000	2,163
5.875% due 05/28/2045	1,700	1,572
7.375% due 09/18/2043	900	950

		4,977

SOVEREIGN ISSUES 2.5%
Colombia Government International Bond
2.625% due 03/15/2023	2,600	2,570
4.375% due 07/12/2021	4,100	4,451
8.125% due 05/21/2024	300	398
10.375% due 01/28/2033	225	357

		7,776

Total Colombia (Cost $12,331)		12,753

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023	$400	395
4.375% due 04/30/2025	200	195
5.625% due 04/30/2043	400	370

Total Costa Rica (Cost $1,000)		960

DOMINICAN REPUBLIC 0.6%
SOVEREIGN ISSUES 0.6%
Dominican Republic International Bond
5.500% due 01/27/2025	$700	745
6.850% due 01/27/2045	400	450
6.875% due 01/29/2026	500	580

Total Dominican Republic (Cost $1,671)		1,775

ECUADOR 0.5%
SOVEREIGN ISSUES 0.5%
Ecuador Government International Bond
10.750% due 03/28/2022	$1,600	1,636

Total Ecuador (Cost $1,600)		1,636

EL SALVADOR 1.8%
SOVEREIGN ISSUES 1.8%
El Salvador Government International Bond
5.875% due 01/30/2025	$3,000	3,004
6.375% due 01/18/2027	400	404
7.625% due 02/01/2041	360	375
7.650% due 06/15/2035	1,745	1,834

Total El Salvador (Cost $5,727)		5,617

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond
6.625% due 12/11/2024	$200	198

Total Ethiopia (Cost $200)		198

GABON 0.3%
SOVEREIGN ISSUES 0.3%
Gabon Government International Bond
6.375% due 12/12/2024	$1,002	922

Total Gabon (Cost $982)		922

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Ghana Government International Bond
9.250% due 09/15/2022	$500	514

Total Ghana (Cost $500)		514

GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.875% due 02/13/2028	$610	662
5.750% due 06/06/2022	1,260	1,420

Total Guatemala (Cost $1,902)		2,082

HONG KONG 1.1%
CORPORATE BONDS & NOTES 1.1%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$600	613
CNOOC Finance Ltd.
3.875% due 05/02/2022	700	753
CNOOC Finance USA LLC
3.500% due 05/05/2025	200	206
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	700	759
CNPC General Capital Ltd.
2.750% due 05/14/2019	500	512
Nexen Energy ULC
6.400% due 05/15/2037	50	67
7.500% due 07/30/2039	450	671

Total Hong Kong (Cost $3,312)		3,581

HUNGARY 0.2%
CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020	$500	568

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023	100	115

Total Hungary (Cost $597)		683

INDIA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of India
3.375% due 08/05/2026	$700	712

Total India (Cost $700)		712

INDONESIA 8.7%
CORPORATE BONDS & NOTES 4.6%
Majapahit Holding BV
7.750% due 01/20/2020	$840	968
7.875% due 06/29/2037	700	931
Pelabuhan Indonesia Persero PT
4.875% due 10/01/2024	500	540
Pelabuhan Indonesia PT
4.250% due 05/05/2025	400	409
5.375% due 05/05/2045	200	205
Pertamina Persero PT
4.300% due 05/20/2023	1,500	1,577
4.875% due 05/03/2022	700	756
5.250% due 05/23/2021	800	874
6.000% due 05/03/2042	1,500	1,655
6.450% due 05/30/2044	2,100	2,438
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	3,600	4,017

		14,370

SOVEREIGN ISSUES 4.1%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	600	709
2.875% due 07/08/2021		300	361
3.375% due 04/15/2023		$2,000	2,066
4.625% due 04/15/2043		600	640
4.750% due 01/08/2026		3,400	3,803
5.125% due 01/15/2045		200	229
5.250% due 01/17/2042		400	459
6.625% due 02/17/2037		900	1,183
6.750% due 01/15/2044		2,400	3,286
7.750% due 01/17/2038		100	145

			12,881

Total Indonesia (Cost $24,799)			27,251

IRELAND 2.5%
CORPORATE BONDS & NOTES 2.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,224
Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		1,300	1,433
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		3,100	3,286
6.025% due 07/05/2022		1,600	1,707

Total Ireland (Cost $7,247)			7,650

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$300	334

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043		800	916

Total Israel (Cost $1,098)			1,250

IVORY COAST 0.4%
SOVEREIGN ISSUES 0.4%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$800	806
6.375% due 03/03/2028		300	315

Total Ivory Coast (Cost $1,092)			1,121

JAMAICA 0.1%
SOVEREIGN ISSUES 0.1%
Jamaica Government International Bond
6.750% due 04/28/2028		$200	229
7.875% due 07/28/2045		200	236

Total Jamaica (Cost $400)			465

KAZAKHSTAN 4.1%
CORPORATE BONDS & NOTES 3.1%
Intergas Finance BV
6.375% due 05/14/2017		$300	308
KazMunayGas National Co. JSC
4.400% due 04/30/2023 (h)		1,000	1,020
7.000% due 05/05/2020		4,350	4,850
9.125% due 07/02/2018		2,000	2,213
Samruk-Energy JSC
3.750% due 12/20/2017		1,400	1,410

			9,801

SOVEREIGN ISSUES 1.0%
Kazakhstan Government International Bond
3.875% due 10/14/2024 (h)	900	944
4.875% due 10/14/2044	800	838
6.500% due 07/21/2045	1,100	1,375

		3,157

Total Kazakhstan (Cost $12,050)		12,958

LUXEMBOURG 5.6%
CORPORATE BONDS & NOTES 5.6%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$1,800	1,816
6.000% due 11/27/2023	300	325
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	2,580	2,808
6.510% due 03/07/2022	750	836
7.288% due 08/16/2037	460	544
9.250% due 04/23/2019	1,000	1,153
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,920	1,975
6.299% due 05/15/2017	1,640	1,677
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,000	1,017
5.717% due 06/16/2021	600	650
6.125% due 02/07/2022	3,700	4,088
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	600	629

Total Luxembourg (Cost $16,788)		17,518

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045	$200	232

Total Malaysia (Cost $198)		232

	SHARES
MEXICO 14.3%
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V.
0.000% due (b)	18	2
Hipotecaria Su Casita S.A. de C.V.
0.000% due (b)	5	0

		2

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 9.5%
America Movil S.A.B. de C.V.	MXN
6.450% due 12/05/2022	$6,000	303
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024	$1,400	1,424
Banco Nacional de Comercio Exterior SNC
3.800% due 08/11/2026	800	778
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,250	1,370
6.750% due 09/30/2022	500	560
Cemex S.A.B. de C.V.
6.125% due 05/05/2025	300	309
Comision Federal de Electricidad
4.875% due 05/26/2021	900	950
4.875% due 01/15/2024	800	844
6.125% due 06/16/2045	600	645
Grupo Televisa S.A.B.
5.000% due 05/13/2045	200	192
Petroleos Mexicanos
4.875% due 01/24/2022	3,100	3,162
5.500% due 06/27/2044	1,940	1,691
5.750% due 03/01/2018	3,000	3,169
6.375% due 01/23/2045	500	480
6.500% due 06/02/2041	8,720	8,524
6.625% due 06/15/2038	700	697
6.875% due 08/04/2026	1,100	1,243

8.000% due 05/03/2019		3,000	3,387
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	2

			29,730

SOVEREIGN ISSUES 4.8%
Mexico Government International Bond
3.500% due 01/21/2021 (h)		6,000	6,393
4.000% due 10/02/2023		1,000	1,072
4.000% due 03/15/2115	EUR	1,000	1,066
4.600% due 01/23/2046		$1,108	1,131
4.750% due 03/08/2044		350	365
5.550% due 01/21/2045		2,520	2,933
5.750% due 10/12/2110		700	744
6.050% due 01/11/2040		548	672
7.250% due 12/15/2016	MXN	8,600	446

			14,822

Total Mexico (Cost $45,208)			44,554

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
4.125% due 01/05/2018		$500	481
5.125% due 12/05/2022		530	468

Total Mongolia (Cost $1,025)			949

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$300	318

Total Namibia (Cost $297)			318

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$1,400	1,208
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		2,300	2,486
6.950% due 07/10/2042		500	546

Total Netherlands (Cost $4,209)			4,240

OMAN 0.3%
SOVEREIGN ISSUES 0.3%
Oman Government International Bond
3.625% due 06/15/2021		$400	404
4.750% due 06/15/2026 (h)		500	502

Total Oman (Cost $898)			906

PANAMA 1.8%
SOVEREIGN ISSUES 1.8%
Panama Government International Bond
4.000% due 09/22/2024		$800	879
4.300% due 04/29/2053		1,100	1,174
8.875% due 09/30/2027		780	1,174
9.375% due 04/01/2029		1,553	2,411

Total Panama (Cost $4,668)			5,638

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond
4.625% due 01/25/2023		$200	213
6.100% due 08/11/2044		400	457

Total Paraguay (Cost $605)			670

PERU 1.3%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$200	204
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		300	316

			520

SOVEREIGN ISSUES 1.1%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		400	413
Peru Government International Bond
3.750% due 03/01/2030	EUR	400	530
4.125% due 08/25/2027		$1,000	1,147
8.750% due 11/21/2033		894	1,453

			3,543

Total Peru (Cost $3,746)			4,063

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$900	1,228

Total Philippines (Cost $1,160)			1,228

POLAND 1.5%
SOVEREIGN ISSUES 1.5%
Poland Government International Bond
3.250% due 04/06/2026		$4,300	4,562

Total Poland (Cost $4,269)			4,562

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$100	121
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		350	411

Total Qatar (Cost $443)			532

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	200	246
6.125% due 01/22/2044		$100	135

Total Romania (Cost $342)			381

RUSSIA 1.0%
CORPORATE BONDS & NOTES 0.4%
SCF Capital Ltd.
5.375% due 06/16/2023		$800	840
VimpelCom Holdings BV
5.200% due 02/13/2019		400	414

			1,254

SOVEREIGN ISSUES 0.6%
Russia Government International Bond
5.625% due 04/04/2042		1,500	1,738
5.875% due 09/16/2043		200	239

			1,977

Total Russia (Cost $2,870)			3,231

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	228

Total Senegal (Cost $211)			228

SLOVENIA 1.4%
SOVEREIGN ISSUES 1.4%
Slovenia Government International Bond
5.250% due 02/18/2024		$2,300	2,705
5.850% due 05/10/2023		1,500	1,799

Total Slovenia (Cost $4,174)			4,504

SOUTH AFRICA 1.9%
CORPORATE BONDS & NOTES 1.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	522
6.500% due 04/15/2040		100	103
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		1,500	1,492
6.750% due 08/06/2023		700	721
7.125% due 02/11/2025		1,000	1,031
Myriad International Holdings BV
5.500% due 07/21/2025		800	862

			4,731

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	300	354
4.665% due 01/17/2024		$100	106
4.875% due 04/14/2026		400	422
5.000% due 10/12/2046 (a)		300	300

			1,182

Total South Africa (Cost $5,967)			5,913

SPAIN 0.3%
SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	800	926

Total Spain (Cost $918)			926

SRI LANKA 1.7%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	505

SOVEREIGN ISSUES 1.5%
Sri Lanka Government International Bond
5.125% due 04/11/2019		500	506
5.750% due 01/18/2022		1,000	1,025
6.125% due 06/03/2025		1,100	1,128
6.250% due 07/27/2021		568	595
6.825% due 07/18/2026		900	970
6.850% due 11/03/2025		400	431

			4,655

Total Sri Lanka (Cost $4,863)			5,160

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$200	209

Total Supranational (Cost $199)			209

TANZANIA 0.2%
SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
7.250% due 03/09/2020	$622	652

Total Tanzania (Cost $653)		652

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$850	842
9.750% due 08/14/2019	200	222

		1,064

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026	600	621

Total Trinidad and Tobago (Cost $1,654)		1,685

TUNISIA 0.5%
SOVEREIGN ISSUES 0.5%
Banque Centrale de Tunisie International Bond
5.750% due 01/30/2025	$1,500	1,472

Total Tunisia (Cost $1,436)		1,472

TURKEY 3.7%
CORPORATE BONDS & NOTES 0.2%
Export Credit Bank of Turkey
5.875% due 04/24/2019	$400	417
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	362	349

		766

SOVEREIGN ISSUES 3.5%
Turkey Government International Bond
4.875% due 04/16/2043	1,100	1,030
6.000% due 01/14/2041	600	644
6.750% due 05/30/2040	1,700	1,989
6.875% due 03/17/2036	1,600	1,875
7.000% due 03/11/2019	1,500	1,628
7.250% due 03/05/2038	700	859
7.500% due 11/07/2019	1,400	1,559
8.000% due 02/14/2034	1,100	1,426

		11,010

Total Turkey (Cost $11,197)		11,776

UKRAINE 1.5%
SOVEREIGN ISSUES 1.5%
Ukraine Government International Bond
7.750% due 09/01/2019	$1,100	1,089
7.750% due 09/01/2020	1,000	980
7.750% due 09/01/2021	800	780
7.750% due 09/01/2023	200	193
7.750% due 09/01/2024	500	479
7.750% due 09/01/2026 (h)	100	95
7.750% due 09/01/2027	1,100	1,039

Total Ukraine (Cost $4,577)		4,655

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037	$600	697

SOVEREIGN ISSUES 0.1%
Emirate of Dubai Government International Bonds
5.591% due 06/22/2021	300	333

Total United Arab Emirates (Cost $857)		1,030

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
HBOS PLC
6.750% due 05/21/2018	$400	428
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (e)	500	494

Total United Kingdom (Cost $900)		922

UNITED STATES 2.6%
ASSET-BACKED SECURITIES 0.4%
0.845% due 03/25/2037	$1,500	1,131

CORPORATE BONDS & NOTES 1.6%
6.500% due 04/01/2020	400	449
Rio Oil Finance Trust
9.250% due 07/06/2024	3,388	3,125
9.750% due 01/06/2027	1,361	1,242
13.750% due 08/15/2022	300	311

		5,127

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
2.745% due 09/25/2045	9	9
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049	116	118
5.938% due 02/10/2051	132	134
2.892% due 02/25/2036 ^	3	3
2.413% due 05/26/2037	1,281	1,049
Bear Stearns Adjustable Rate Mortgage Trust
2.884% due 01/25/2035	4	3
3.165% due 05/25/2047 ^	29	27
Citigroup Mortgage Loan Trust, Inc.
2.142% due 08/25/2035	31	29
3.296% due 09/25/2037 ^	60	55
0.875% due 05/25/2036	249	130
2.952% due 01/25/2036	10	9
2.636% due 06/25/2036	5	5
2.708% due 02/25/2037	37	33
1.257% due 02/25/2047	366	275
3.080% due 07/25/2036	11	11

		1,890

U.S. GOVERNMENT AGENCIES 0.0%
2.940% due 03/01/2036	39	39

Total United States (Cost $8,418)		8,187

URUGUAY 1.9%
SOVEREIGN ISSUES 1.9%
Uruguay Government International Bond
4.375% due 10/27/2027	$1,054	1,140
4.500% due 08/14/2024	257	284
5.100% due 06/18/2050	3,300	3,432
7.625% due 03/21/2036	700	990

Total Uruguay (Cost $5,425)		5,846

VENEZUELA 4.3%
CORPORATE BONDS & NOTES 2.0%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$2,010	1,718
5.375% due 04/12/2027	3,790	1,592
5.500% due 04/12/2037	3,050	1,274
8.500% due 11/02/2017	1,920	1,661

		6,245

SOVEREIGN ISSUES 2.3%
Venezuela Government International Bond
7.000% due 03/31/2038	300	139
7.650% due 04/21/2025	1,130	548
7.750% due 10/13/2019	5,890	3,649
8.250% due 10/13/2024	3,850	1,915
9.000% due 05/07/2023	800	412
9.250% due 05/07/2028	750	389
9.375% due 01/13/2034	40	21

		7,073

Total Venezuela (Cost $18,360)		13,318

VIRGIN ISLANDS (BRITISH) 1.5%
CORPORATE BONDS & NOTES 1.5%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,150	1,170
GTL Trade Finance, Inc.
5.893% due 04/29/2024	812	804
7.250% due 04/16/2044	200	195
QGOG Constellation S.A.
6.250% due 11/09/2019	200	92
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,734
7.875% due 03/13/2018	600	643

Total Virgin Islands (British) (Cost $4,525)		4,638

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (g) 0.4%		1,283

U.S. TREASURY BILLS 1.3%
0.485% due 03/02/2017 - 03/09/2017 (c)(d)(k)	$4,216	4,209

Total Short-Term Instruments (Cost $5,491)		5,492

Total Investments in Securities (Cost $311,782)		314,912

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	293,876	2,905

Total Short-Term Instruments (Cost $2,905)		2,905

Total Investments in Affiliates (Cost $2,905)		2,905

Total Investments 101.9% (Cost $314,687)		$317,817
Financial Derivative Instruments (i)(j) (0.3)% (Cost or Premiums, net $(1,480))		(1,020)
Other Assets and Liabilities, net (1.6)%		(4,895)

Net Assets 100.0%		$311,902

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	05/29/2014 - 11/19/2014	$1,435	$272	0.09%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	05/28/2014 - 05/01/2015	1,175	233	0.07%

				$2,610	$505	0.16%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,283	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(1,309)	$1,283	$1,283

Total Repurchase Agreements						$(1,309)	$1,283	$1,283

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPS	(1.250)%	08/05/2016	TBD	(4)	$(228)	$(227)
BRC	(1.250)	08/05/2016	TBD	(4)	(1,002)	(1,000)
	(0.750)	09/21/2016	TBD	(4)	(97)	(97)
	(0.500)	08/12/2016	08/12/2017		(506)	(506)
CFR	(1.000)	01/19/2016	TBD	(4)	(1,239)	(1,230)
	(0.750)	07/15/2015	TBD	(4)	(754)	(750)
COM	(1.000)	08/29/2016	08/29/2017		(331)	(331)
	(0.500)	08/18/2016	08/18/2017		(6,127)	(6,123)

Total Reverse Repurchase Agreements						$(10,264)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(3,612) at a weighted average interest rate of (0.779)%.
(4)	Open maturity reverse repurchase agreement.

(h)	Securities with an aggregate market value of $10,455 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	435	$(20)	$0	$(5)
90-Day Eurodollar December Futures	Short	12/2017	435	20	22	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	86	2	0	(18)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	44	(5)	0	(19)

Total Futures Contracts				$(3)	$22	$(42)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-25 5-Year Index	1.000%	06/20/2021	$6,100	$(371)	$112	$18	$0
CDX.EM-26 5-Year Index	1.000	12/20/2021	3,800	(243)	7	10	0

				$(614)	$119	$28	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	13.900%	01/02/2017	BRL	1,600	$1	$1	$0	$0
Receive	1-Year BRL-CDI	13.820	01/02/2017		22,100	19	(1)	0	0
Receive	1-Year BRL-CDI	10.910	01/02/2017		23,300	265	23	0	0
Pay	1-Year BRL-CDI	8.200	01/02/2017		31,000	(1,179)	(2)	0	0
Receive	1-Year BRL-CDI	13.375	01/02/2018		10,000	(16)	(14)	0	0
Receive	1-Year BRL-CDI	12.360	01/02/2018		7,820	36	(9)	0	0
Pay	1-Year BRL-CDI	12.860	01/02/2018		6,700	(10)	4	0	0
Pay	1-Year BRL-CDI	13.730	01/02/2018		8,800	31	7	0	0
Pay	1-Year BRL-CDI	15.500	01/02/2018		1,000	13	1	0	0
Receive	1-Year BRL-CDI	12.435	01/02/2019		10,200	(34)	(12)	0	(1)
Pay	1-Year BRL-CDI	12.440	01/02/2019		8,900	30	24	1	0
Receive	1-Year BRL-CDI	16.150	01/04/2021		6,900	(263)	(27)	0	(2)
Receive	1-Year BRL-CDI	12.850	01/04/2021		14,490	(189)	(24)	0	(5)
Receive	1-Year BRL-CDI	11.680	01/04/2021		800	2	(2)	0	0
Pay	1-Year BRL-CDI	12.230	01/04/2021		500	2	2	0	0
Pay	1-Year BRL-CDI	12.810	01/04/2021		12,700	109	35	4	0

						$(1,183)	$6	$5	$(8)

Total Swap Agreements						$(1,797)	$125	$33	$(8)

Cash of $2,396 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	15,308		$4,685	$0	$(22)
	10/2016		$4,716	BRL	15,308	0	(9)
	11/2016	ZAR	26,365		$1,873	0	(35)
	07/2017	CNH	77,406		11,339	0	(97)
BPS	10/2016	BRL	4,724		1,455	3	0
	10/2016		$1,086	BRL	4,724	367	0
BRC	11/2016	TWD	42,540		$1,329	0	(34)
CBK	10/2016	MXN	14,329		789	52	0
	11/2016	SGD	960		715	11	0
DUB	10/2016	BRL	6,298		1,732	0	(204)
	10/2016		$1,940	BRL	6,298	0	(4)
	10/2016		537	CNH	3,598	2	0
FBF	11/2016	JPY	213,000		$2,089	0	(15)
GLM	10/2016	BRL	4,717		1,086	0	(364)
	10/2016		$1,453	BRL	4,717	0	(3)
	10/2016		8,616	EUR	7,686	18	0
	11/2016	EUR	7,686		$8,627	0	(19)
JPM	10/2016		$1,378	CNH	9,247	6	0
	11/2016	JPY	32,700		$321	0	(2)
	11/2016		$2,423	JPY	246,700	14	0
	11/2016		566	ZAR	8,343	37	0
MSB	10/2016	BRL	21,599		$6,654	12	0
	10/2016	EUR	6,957		7,869	54	0
	10/2016		$6,671	BRL	21,599	0	(30)
	11/2016	BRL	21,599		$6,616	31	0
UAG	10/2016	EUR	729		820	1	0
	11/2016	KRW	445,498		406	2	0
	11/2016		$6,250	JPY	627,000	0	(57)
	11/2016		346	TWD	10,830	1	0
	03/2017	TWD	10,830		$348	0	(1)
	07/2017	CNH	5,278		773	0	(7)

Total Forward Foreign Currency Contracts						$611	$(903)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$0

Total Written Options						$(18)	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	09/20/2020	2.124%	$300	$21	$(8)	$13	$0
GST	Turkey Government International Bond	(1.000)	09/20/2020	2.124	100	7	(3)	4	0

						$28	$(11)	$17	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2020	1.928%		$300	$(14)	$4	$0	$(10)
	Colombia Government International Bond	1.000	12/20/2017	0.501		200	(1)	2	1	0
	Colombia Government International Bond	1.000	06/20/2019	0.913		500	(1)	2	1	0
	Colombia Government International Bond	1.000	09/20/2020	1.261		300	(13)	10	0	(3)
	Indonesia Government International Bond	1.000	09/20/2020	1.171		400	(20)	18	0	(2)
	Peru Government International Bond	1.000	09/20/2020	0.729		200	(7)	9	2	0
	South Africa Government International Bond	1.000	12/20/2017	0.620		2,200	(20)	31	11	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	400	(3)	4	1	0
BPS	Mexico Government International Bond	1.000	06/20/2017	0.453		$100	0	0	0	0
	Mexico Government International Bond	1.000	06/20/2018	0.705		300	2	0	2	0
	Peru Government International Bond	1.000	06/20/2018	0.374		3,700	32	9	41	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	3.612		400	6	19	25	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		700	(4)	5	1	0
	Brazil Government International Bond	1.000	06/20/2019	1.420		200	(5)	3	0	(2)
	Colombia Government International Bond	1.000	06/20/2019	0.913		100	0	0	0	0
	Colombia Government International Bond	1.000	09/20/2020	1.261		400	(18)	14	0	(4)
	Export-Import Bank of China	1.000	09/20/2017	0.248		550	(4)	8	4	0
	Indonesia Government International Bond	1.000	03/20/2024	1.965		100	(11)	5	0	(6)
	Mexico Government International Bond	1.000	06/20/2017	0.453		800	3	0	3	0
	Panama Government International Bond	1.000	06/20/2019	0.807		200	1	0	1	0
	Russia Government International Bond	1.000	12/20/2020	1.782		3,800	(366)	247	0	(119)
	South Africa Government International Bond	1.000	12/20/2021	2.530		500	(36)	(1)	0	(37)
CBK	Brazil Government International Bond	1.000	12/20/2020	2.177		1,400	(159)	93	0	(66)
	Brazil Government International Bond	1.000	03/20/2021	2.320		1,300	(35)	(37)	0	(72)
	China Government International Bond	1.000	12/20/2016	0.241		100	(5)	5	0	0
	Colombia Government International Bond	1.000	06/20/2019	0.913		3,200	8	1	9	0
	Indonesia Government International Bond	1.000	03/20/2024	1.965		300	(34)	15	0	(19)
	Russia Government International Bond	1.000	03/20/2020	1.517		200	(23)	20	0	(3)
	Russia Government International Bond	1.000	12/20/2020	1.782		3,600	(257)	145	0	(112)
DUB	Brazil Government International Bond	1.000	12/20/2016	0.558		100	(1)	1	0	0
	China Government International Bond	1.000	12/20/2016	0.241		500	(1)	2	1	0
	Colombia Government International Bond	1.000	09/20/2020	1.261		200	(9)	7	0	(2)
	Panama Government International Bond	1.000	06/20/2019	0.807		500	3	0	3	0
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	0.786		200	(2)	4	2	0
FBF	China Government International Bond	1.000	12/20/2016	0.241		300	(1)	2	1	0
	Colombia Government International Bond	1.000	09/20/2020	1.261		200	(9)	7	0	(2)
	Export-Import Bank of China	1.000	12/20/2016	0.241		200	(1)	1	0	0
	Indonesia Government International Bond	1.000	06/20/2021	1.392		2,900	(122)	72	0	(50)
GST	Argentine Republic Government International Bond	5.000	06/20/2021	3.612		400	4	21	25	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		200	(3)	3	0	0
	Brazil Government International Bond	1.000	12/20/2018	1.163		600	(13)	11	0	(2)
	Brazil Government International Bond	1.000	06/20/2019	1.420		100	(4)	3	0	(1)
	Brazil Government International Bond	1.000	06/20/2020	1.928		200	(9)	2	0	(7)
	Brazil Government International Bond	1.000	12/20/2020	2.177		200	(23)	14	0	(9)
	Colombia Government International Bond	1.000	12/20/2017	0.501		300	0	2	2	0
	Indonesia Government International Bond	1.000	03/20/2024	1.965		100	(11)	5	0	(6)
	Panama Government International Bond	1.000	06/20/2019	0.807		100	1	0	1	0
	Russia Government International Bond	1.000	06/20/2017	0.393		400	(6)	8	2	0
HUS	Brazil Government International Bond	1.000	12/20/2020	2.177		100	(11)	6	0	(5)
	Colombia Government International Bond	1.000	12/20/2016	0.341		400	0	1	1	0
	Colombia Government International Bond	1.000	06/20/2019	0.913		2,600	(10)	17	7	0
	Mexico Government International Bond	1.000	03/20/2017	0.408		500	1	1	2	0
	Mexico Government International Bond	1.000	03/20/2021	1.444		800	(22)	7	0	(15)
	Panama Government International Bond	1.000	06/20/2019	0.807		200	1	0	1	0
	South Africa Government International Bond	1.000	03/20/2023	2.825		1,700	(103)	(75)	0	(178)
JPM	Brazil Government International Bond	1.000	12/20/2019	1.596		1,000	(19)	1	0	(18)
	China Government International Bond	1.000	12/20/2016	0.241		400	(1)	2	1	0
	Colombia Government International Bond	1.000	06/20/2019	0.913		500	3	(2)	1	0
	Indonesia Government International Bond	1.000	06/20/2019	0.806		1,000	(12)	18	6	0
	Indonesia Government International Bond	1.000	09/20/2020	1.171		300	(15)	13	0	(2)
	Panama Government International Bond	1.000	06/20/2019	0.807		500	2	1	3	0
	Peru Government International Bond	1.000	06/20/2018	0.374		1,300	10	4	14	0
	Petroleos Mexicanos	1.000	12/20/2016	0.803		600	(1)	1	0	0
	Russia Government International Bond	1.000	06/20/2023	2.508		1,900	(110)	(62)	0	(172)
MYC	China Government International Bond	1.000	12/20/2016	0.241		1,200	(7)	9	2	0
NGF	Vnesheconombank Co.	1.000	12/20/2016	1.931		300	(1)	0	0	(1)
UAG	Indonesia Government International Bond	1.000	06/20/2021	1.392		100	(4)	2	0	(2)

							$(1,490)	$740	$177	$(927)

Total Swap Agreements							$(1,462)	$729	$194	$(927)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $1,201 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$12,748	$0	$12,748
Azerbaijan
Corporate Bonds & Notes	0	674	0	674
Sovereign Issues	0	624	0	624
Bermuda
Corporate Bonds & Notes	0	1,526	0	1,526
Brazil
Corporate Bonds & Notes	0	24,019	0	24,019
Sovereign Issues	0	12,776	0	12,776
Cayman Islands
Corporate Bonds & Notes	0	2,188	547	2,735
Chile
Corporate Bonds & Notes	0	7,689	0	7,689
Sovereign Issues	0	160	0	160
China
Corporate Bonds & Notes	0	4,198	0	4,198
Colombia
Corporate Bonds & Notes	0	4,977	0	4,977
Sovereign Issues	0	7,776	0	7,776
Costa Rica
Sovereign Issues	0	960	0	960
Dominican Republic
Sovereign Issues	0	1,775	0	1,775
Ecuador
Sovereign Issues	0	1,636	0	1,636
El Salvador
Sovereign Issues	0	5,617	0	5,617
Ethiopia
Sovereign Issues	0	198	0	198
Gabon
Sovereign Issues	0	922	0	922
Ghana
Sovereign Issues	0	514	0	514
Guatemala
Sovereign Issues	0	2,082	0	2,082
Hong Kong
Corporate Bonds & Notes	0	3,581	0	3,581
Hungary
Corporate Bonds & Notes	0	568	0	568
Sovereign Issues	0	115	0	115
India
Sovereign Issues	0	712	0	712
Indonesia
Corporate Bonds & Notes	0	14,370	0	14,370
Sovereign Issues	0	12,881	0	12,881
Ireland
Corporate Bonds & Notes	0	7,650	0	7,650
Israel
Corporate Bonds & Notes	0	334	0	334
Sovereign Issues	0	916	0	916
Ivory Coast
Sovereign Issues	0	1,121	0	1,121
Jamaica
Sovereign Issues	0	465	0	465
Kazakhstan
Corporate Bonds & Notes	0	9,801	0	9,801
Sovereign Issues	0	3,157	0	3,157
Luxembourg
Corporate Bonds & Notes	0	17,518	0	17,518
Malaysia
Corporate Bonds & Notes	0	232	0	232
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	29,730	0	29,730
Sovereign Issues	0	14,822	0	14,822
Mongolia
Sovereign Issues	0	949	0	949
Namibia
Sovereign Issues	0	318	0	318
Netherlands
Corporate Bonds & Notes	0	4,240	0	4,240
Oman
Sovereign Issues	0	906	0	906
Panama
Sovereign Issues	0	5,638	0	5,638
Paraguay
Sovereign Issues	0	670	0	670
Peru
Corporate Bonds & Notes	0	520	0	520
Sovereign Issues	0	3,543	0	3,543
Philippines
Corporate Bonds & Notes	0	1,228	0	1,228
Poland
Sovereign Issues	0	4,562	0	4,562
Qatar
Corporate Bonds & Notes	0	532	0	532
Romania
Sovereign Issues	0	381	0	381
Russia
Corporate Bonds & Notes	0	1,254	0	1,254
Sovereign Issues	0	1,977	0	1,977
Senegal
Sovereign Issues	0	228	0	228
Slovenia
Sovereign Issues	0	4,504	0	4,504
South Africa
Corporate Bonds & Notes	0	4,731	0	4,731
Sovereign Issues	0	1,182	0	1,182
Spain
Sovereign Issues	0	926	0	926
Sri Lanka
Corporate Bonds & Notes	0	505	0	505
Sovereign Issues	0	4,655	0	4,655
Supranational
Corporate Bonds & Notes	0	209	0	209
Tanzania
Sovereign Issues	0	652	0	652
Trinidad and Tobago
Corporate Bonds & Notes	0	1,064	0	1,064
Sovereign Issues	0	621	0	621
Tunisia
Sovereign Issues	0	1,472	0	1,472
Turkey
Corporate Bonds & Notes	0	766	0	766
Sovereign Issues	0	11,010	0	11,010
Ukraine
Sovereign Issues	0	4,655	0	4,655
United Arab Emirates
Corporate Bonds & Notes	0	697	0	697
Sovereign Issues	0	333	0	333
United Kingdom
Corporate Bonds & Notes	0	922	0	922
United States
Asset-Backed Securities	0	1,131	0	1,131
Corporate Bonds & Notes	0	5,127	0	5,127
Non-Agency Mortgage-Backed Securities	0	1,890	0	1,890
U.S. Government Agencies	0	39	0	39
Uruguay
Sovereign Issues	0	5,846	0	5,846
Venezuela
Corporate Bonds & Notes	0	6,245	0	6,245
Sovereign Issues	0	7,073	0	7,073
Virgin Islands (British)
Corporate Bonds & Notes	0	4,638	0	4,638
Short-Term Instruments
Repurchase Agreements	0	1,283	0	1,283
U.S. Treasury Bills	0	4,209	0	4,209
	$2	$314,363	$547	$314,912

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,905	$0	$0	$2,905

Total Investments	$2,907	$314,363	$547	$317,817

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	33	0	55
Over the counter	0	805	0	805
	$22	$838	$0	$860

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(8)	0	(50)
Over the counter	0	(1,830)	0	(1,830)

	$(42)	$(1,838)	$0	$(1,880)

Totals	$2,887	$313,363	$547	$316,797

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.7%
AUSTRALIA 0.0%
SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	124	$114

Total Australia (Cost $128)			114

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$800	851

Total Belgium (Cost $855)			851

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$400	403
Petrobras Global Finance BV
3.737% due 03/17/2020		500	490
8.375% due 05/23/2021		1,300	1,428

Total Brazil (Cost $2,139)			2,321

CANADA 4.4%
CORPORATE BONDS & NOTES 0.9%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,200	1,209
Royal Bank of Canada
2.200% due 09/23/2019		400	408
2.300% due 03/22/2021		800	823
Toronto-Dominion Bank
1.286% due 07/02/2019		500	499
2.250% due 03/15/2021		800	817

			3,756

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.001% due 06/01/2020	CAD	255	193
1.201% due 07/01/2020		698	531
1.201% due 08/01/2020		268	204

			928

SOVEREIGN ISSUES 3.3%
Canada Government International Bond
1.500% due 12/01/2044 (g)		446	462
3.500% due 12/01/2045		600	651
Province of Alberta
1.250% due 06/01/2020 (g)		1,100	844
2.350% due 06/01/2025 (g)		1,100	873
Province of British Columbia
4.300% due 06/18/2042 (g)		100	101
Province of Ontario
2.400% due 06/02/2026 (g)		800	640
2.600% due 06/02/2025 (g)		10,000	8,153
3.500% due 06/02/2024 (g)		600	519
6.200% due 06/02/2031 (g)		100	112

Province of Quebec
3.000% due 09/01/2023 (g)		1,100	919

			13,274

Total Canada (Cost $17,265)			17,958

CAYMAN ISLANDS 0.8%
ASSET-BACKED SECURITIES 0.8%
ARES CLO Ltd.
1.768% due 01/17/2024		$2,000	2,002
Atrium CDO Corp.
1.421% due 11/16/2022		159	160
Gallatin CLO Ltd.
1.950% due 07/15/2023		152	152
OHA Credit Partners Ltd.
2.038% due 05/15/2023		549	550
Symphony CLO LP
1.574% due 01/09/2023		466	466

Total Cayman Islands (Cost $3,327)			3,330

DENMARK 15.6%
CORPORATE BONDS & NOTES 15.6%
BRFkredit A/S
3.000% due 10/01/2047	DKK	1,500	235
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037		1,800	282
3.000% due 10/01/2047		2,351	368
Nykredit Realkredit A/S
1.000% due 10/01/2016		43,900	6,624
1.000% due 04/01/2017		5,600	852
1.000% due 07/01/2017		12,000	1,829
1.000% due 10/01/2017		62,500	9,562
2.000% due 04/01/2017		54,200	8,272
2.000% due 10/01/2037		4,877	755
2.500% due 10/01/2037		9,372	1,462
2.500% due 10/01/2047		28,094	4,338
3.000% due 10/01/2047		18,738	2,926
Realkredit Danmark A/S
1.000% due 01/01/2017		5,900	894
1.000% due 04/01/2017		30,200	4,589
2.000% due 01/01/2017		22,200	3,368
2.000% due 04/01/2017		68,900	10,520
2.000% due 10/01/2037		5,136	791
2.500% due 10/01/2037		12,240	1,914
2.500% due 10/01/2047		10,747	1,660
3.000% due 10/01/2047		7,819	1,225

Total Denmark (Cost $61,761)			62,466

FRANCE 2.3%
CORPORATE BONDS & NOTES 0.7%
Credit Agricole S.A.
1.390% due 06/12/2017		$400	401
8.125% due 09/19/2033		200	216
Dexia Credit Local S.A.
1.875% due 09/15/2021		2,000	1,999
SFR Group S.A.
5.625% due 05/15/2024	EUR	200	233

			2,849

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Infinity SoPRANo
0.000% due 11/05/2019		388	430

SOVEREIGN ISSUES 1.5%
France Government International Bond
2.500% due 05/25/2030		600	863
3.250% due 05/25/2045 (g)		2,000	3,522
4.000% due 10/25/2038		200	371

4.500% due 04/25/2041		600	1,221

			5,977

Total France (Cost $8,467)			9,256

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.2%
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	1,200	921

SOVEREIGN ISSUES 0.3%
Republic of Germany
4.000% due 01/04/2037	EUR	100	196
4.250% due 07/04/2039		500	1,049

			1,245

Total Germany (Cost $2,141)			2,166

GREECE 0.4%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	221
5.014% due 12/27/2017		300	325

			546

SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	80,000	767
4.500% due 07/03/2017		30,000	292

			1,059

Total Greece (Cost $1,369)			1,605

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$800	812

Total Guernsey, Channel Islands (Cost $798)			812

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.2%
CELF Loan Partners PLC
0.119% due 05/03/2023	GBP	628	814

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Deco Series
1.200% due 04/27/2027	EUR	128	144

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025		700	1,127

Total Ireland (Cost $2,134)			2,085

ITALY 3.8%
CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018	EUR	600	718
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		100	119
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$900	852
Telecom Italia SpA
6.375% due 06/24/2019	GBP	600	864

			2,553

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Casa D’este Finance SRL
0.048% due 09/15/2040	EUR	102	113

Claris Finance SRL
0.208% due 10/31/2060		322	361
Creso SRL
0.398% due 12/30/2060		521	585
Giovecca Mortgages SRL
0.303% due 04/23/2048		55	62

			1,121

SOVEREIGN ISSUES 2.9%
Italy Buoni Poliennali Del Tesoro
0.450% due 06/01/2021		2,800	3,172
2.700% due 03/01/2047		1,300	1,611
3.250% due 09/01/2046		1,200	1,658
4.000% due 02/01/2037		2,700	4,116
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,022

			11,579

Total Italy (Cost $15,089)			15,253

JAPAN 8.0%
CORPORATE BONDS & NOTES 0.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	200
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		400	412
Sumitomo Mitsui Financial Group, Inc.
2.514% due 03/09/2021		1,500	1,546

			2,158

SOVEREIGN ISSUES 7.5%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,200	1,198
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,300	1,314
Japan Government International Bond
0.200% due 06/20/2017	JPY	1,770,000	17,520
0.300% due 06/20/2046		620,000	5,851
0.500% due 09/20/2046		350,000	3,493
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	707

			30,083

Total Japan (Cost $31,771)			32,241

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	700	982
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		$1,000	1,028

Total Jersey, Channel Islands (Cost $2,057)			2,010

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,650	1,981
Wind Acquisition Finance S.A.
7.000% due 04/23/2021		600	706

Total Luxembourg (Cost $2,536)			2,687

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Preferred Term Securities Ltd.
1.257% due 06/23/2035		$1,163	872

Total Multinational (Cost $834)			872

NETHERLANDS 1.7%
ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	49	55

Chapel BV
0.065% due 07/17/2066		178	196
Highlander Euro CDO BV
0.000% due 05/01/2023		168	187
Jubilee CDO BV
0.099% due 09/20/2022		95	107
Panther CDO BV
0.148% due 10/15/2084		115	127
Wood Street CLO BV
0.008% due 08/27/2022		147	165

			837

CORPORATE BONDS & NOTES 1.5%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,476
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)		$300	313
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		400	413
ING Bank NV
2.625% due 12/05/2022		2,600	2,698
Vonovia Finance BV
3.200% due 10/02/2017		1,000	1,012
5.000% due 10/02/2023		100	110

			6,022

Total Netherlands (Cost $6,845)			6,859

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$400	407

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
1.233% due 03/27/2017		400	401
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	254

			655

Total Norway (Cost $1,066)			1,062

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	300	79
4.750% due 01/15/2018 ^		200	53
Novo Banco S.A.
5.000% due 05/14/2019		100	77
5.000% due 05/21/2019		200	159

Total Portugal (Cost $930)			368

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$300	329

Total Qatar (Cost $293)			329

SLOVENIA 3.8%
SOVEREIGN ISSUES 3.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$3,200	3,380
4.700% due 11/01/2016	EUR	3,000	3,383
4.750% due 05/10/2018		$400	420
5.250% due 02/18/2024		4,900	5,763
5.500% due 10/26/2022		800	936
5.850% due 05/10/2023		1,000	1,199

Total Slovenia (Cost $14,674)			15,081

SOUTH KOREA 0.2%
CORPORATE BONDS & NOTES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
1.591% due 05/22/2017		$700	700

Total South Korea (Cost $700)			700

SPAIN 2.5%
CORPORATE BONDS & NOTES 0.3%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	400	408
Banco Santander S.A.
6.250% due 09/11/2021 (e)		900	909

			1,317

SOVEREIGN ISSUES 2.2%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,200	1,354
4.750% due 06/04/2018		300	350
4.900% due 09/15/2021		900	1,042
4.950% due 02/11/2020		670	803
Autonomous Community of Madrid
4.125% due 05/21/2024		600	840
4.300% due 09/15/2026		400	581
Autonomous Community of Valencia
4.900% due 03/17/2020		600	775
Spain Government International Bond
2.150% due 10/31/2025		400	501
2.900% due 10/31/2046		1,580	2,142
5.150% due 10/31/2028		200	327

			8,715

Total Spain (Cost $9,357)			10,032

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Investment Bank
0.500% due 06/21/2023	AUD	500	328
0.500% due 08/10/2023		400	260

Total Supranational (Cost $615)			588

SWEDEN 1.4%
CORPORATE BONDS & NOTES 1.4%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	185
Stadshypotek AB
1.875% due 10/02/2019		$2,700	2,728
2.500% due 09/18/2019	SEK	1,000	126
Svenska Handelsbanken AB
2.450% due 03/30/2021		$2,100	2,149
Swedbank AB
2.200% due 03/04/2020		300	303
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	1,100	135

Total Sweden (Cost $5,668)			5,626

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse AG
6.500% due 08/08/2023		$200	217
UBS AG
7.250% due 02/22/2022		1,100	1,119
7.625% due 08/17/2022		500	584

			1,920

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	509

Total Switzerland (Cost $2,367)			2,429

UNITED KINGDOM 11.5%
CORPORATE BONDS & NOTES 4.2%
Barclays Bank PLC
7.625% due 11/21/2022		$2,100	2,337
7.750% due 04/10/2023		500	524
Barclays PLC
2.917% due 08/10/2021		600	613
3.650% due 03/16/2025		600	594
6.500% due 09/15/2019 (e)	EUR	200	210
8.000% due 12/15/2020 (e)		1,100	1,240
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	452
HBOS PLC
6.750% due 05/21/2018		$1,100	1,178
HSBC Holdings PLC
6.000% due 09/29/2023 (e)	EUR	2,000	2,362
Lloyds Bank PLC
2.050% due 01/22/2019		$400	402
5.125% due 03/07/2025	GBP	700	1,185
Lloyds Banking Group PLC
7.875% due 06/27/2029 (e)		500	675
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$400	371
8.000% due 08/10/2025 (e)		400	377
8.625% due 08/15/2021 (e)		600	593
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,700	1,716
2.875% due 08/05/2021		400	400
Tesco PLC
5.125% due 04/10/2047	EUR	800	950
6.125% due 02/24/2022	GBP	300	446

			16,625

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Business Mortgage Finance PLC
0.766% due 02/15/2039		621	788
2.386% due 02/15/2041		375	471
Eurohome UK Mortgages PLC
0.532% due 06/15/2044		127	154
Eurosail PLC
0.540% due 06/10/2044		34	43
0.679% due 06/13/2045		116	149
1.329% due 06/13/2045		744	856
Mansard Mortgages PLC
1.032% due 12/15/2049		222	276
Money Partners Securities PLC
0.762% due 03/15/2040		25	31
Newgate Funding PLC
0.545% due 12/01/2050		300	341
1.382% due 12/15/2050		331	386
RMAC Securities PLC
0.530% due 06/12/2044		570	683

			4,178

SOVEREIGN ISSUES 6.2%
United Kingdom Gilt
2.250% due 09/07/2023		500	729
3.250% due 01/22/2044		3,800	6,849
3.500% due 01/22/2045 (g)		6,000	11,358
4.250% due 12/07/2040		1,200	2,436
4.250% due 12/07/2046		1,600	3,459

			24,831

Total United Kingdom (Cost $46,115)			45,634

UNITED STATES 36.0%
ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp. Home Equity Loan Trust
0.665% due 07/25/2036		$1,699	1,172
Amortizing Residential Collateral Trust
1.105% due 07/25/2032		1	1
1.225% due 10/25/2031		1	1
Amresco Residential Securities Corp. Mortgage Loan Trust
1.465% due 06/25/2029		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.905% due 02/25/2036		737	529

Citigroup Mortgage Loan Trust, Inc.
0.685% due 12/25/2036		783	517
0.785% due 03/25/2036		800	677
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^		551	539
0.665% due 06/25/2035		508	396
0.665% due 01/25/2037		2,562	1,985
0.665% due 06/25/2037		657	547
0.665% due 06/25/2047 ^		523	383
0.665% due 06/25/2047		1,618	1,279
0.675% due 04/25/2047		622	565
0.815% due 07/25/2036		700	640
5.301% due 08/25/2035 ^		982	857
Countrywide Asset-Backed Certificates Trust
1.874% due 04/25/2035		1,000	886
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032		1	1
GSAMP Trust
0.955% due 11/25/2035 ^		1,389	869
HSI Asset Securitization Corp. Trust
0.785% due 04/25/2037		972	575
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.765% due 04/25/2037		728	462
0.975% due 08/25/2035		14	14
Long Beach Mortgage Loan Trust
1.085% due 10/25/2034		12	12
Morgan Stanley ABS Capital, Inc. Trust
0.655% due 10/25/2036		202	161
Morgan Stanley Home Equity Loan Trust
0.625% due 12/25/2036		1,208	713
0.755% due 04/25/2037		1,008	646
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		194	99
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.815% due 03/25/2036		700	584
NovaStar Mortgage Funding Trust
0.655% due 03/25/2037		937	618
Renaissance Home Equity Loan Trust
3.075% due 12/25/2032		489	465
5.294% due 01/25/2037		659	363
5.675% due 06/25/2037 ^		1,070	524
5.731% due 11/25/2036		1,066	629
Residential Asset Mortgage Products Trust
0.744% due 12/25/2035		575	452
0.754% due 12/25/2035		1,309	982
Residential Asset Securities Corp. Trust
0.775% due 11/25/2036		2,126	1,357
1.025% due 07/25/2032 ^		2	2
Saxon Asset Securities Trust
2.275% due 12/25/2037		497	409
2.325% due 05/25/2031		647	577
SLM Student Loan Trust
0.929% due 03/15/2038	GBP	700	806
Soundview Home Loan Trust
0.675% due 06/25/2037		$107	71
Structured Asset Investment Loan Trust
0.655% due 07/25/2036		629	452
0.835% due 01/25/2036		1,600	1,259

			24,077

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023		597	601

CORPORATE BONDS & NOTES 4.7%
Ally Financial, Inc.
2.750% due 01/30/2017		900	902
3.600% due 05/21/2018		400	407
5.500% due 02/15/2017		300	304
American International Group, Inc.
3.900% due 04/01/2026		1,100	1,167
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	528
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	229
Bank of America Corp.
6.875% due 04/25/2018		$800	863
Charter Communications Operating LLC
4.464% due 07/23/2022		600	649
6.384% due 10/23/2035		600	710
Citigroup, Inc.
1.763% due 06/07/2019		600	604
2.050% due 06/07/2019		200	202
2.650% due 10/26/2020		500	511

Citizens Bank N.A.
2.550% due 05/13/2021	400	408
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	1,800	1,797
3.200% due 01/15/2021	300	308
Goldman Sachs Group, Inc.
1.875% due 04/23/2020	400	403
JPMorgan Chase & Co.
2.550% due 10/29/2020	100	102
Kinder Morgan, Inc.
5.000% due 02/15/2021	400	433
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	200	16
Metropolitan Life Global Funding
2.000% due 04/14/2020	300	303
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	700	715
Navient Corp.
5.500% due 01/15/2019	1,100	1,119
Pricoa Global Funding
2.200% due 06/03/2021	600	609
SABMiller Holdings, Inc.
4.950% due 01/15/2042	800	939
Santander Holdings USA, Inc.
2.275% due 11/24/2017	1,700	1,715
Springleaf Finance Corp.
5.250% due 12/15/2019	300	307
6.000% due 06/01/2020	400	411
Sprint Communications, Inc.
6.000% due 12/01/2016	700	704
8.375% due 08/15/2017	400	416
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	900	932

		18,713

MUNICIPAL BONDS & NOTES 0.0%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	145

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust
2.745% due 09/25/2045	47	46
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	665	555
Banc of America Mortgage Trust
2.892% due 02/25/2036 ^	91	84
Bear Stearns Adjustable Rate Mortgage Trust
2.889% due 08/25/2033	2	2
2.920% due 03/25/2035	41	41
3.128% due 03/25/2035	4	4
Bear Stearns ALT-A Trust
0.685% due 02/25/2034	61	54
2.980% due 11/25/2035 ^	38	31
3.106% due 08/25/2036 ^	55	41
3.142% due 09/25/2035	42	37
3.381% due 03/25/2036 ^	180	138
Bear Stearns Structured Products, Inc. Trust
3.279% due 12/26/2046	40	30
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	7	7
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.908% due 09/25/2035 ^	475	411
Countrywide Alternative Loan Trust
0.742% due 03/20/2046	81	60
0.805% due 02/25/2037	67	55
1.507% due 12/25/2035	73	59
1.931% due 11/25/2035	15	12
5.250% due 06/25/2035 ^	12	11
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	34	28
1.165% due 03/25/2035	66	52
1.185% due 02/25/2035	8	7
2.725% due 11/25/2034	10	10
3.175% due 08/25/2034 ^	23	20
5.500% due 01/25/2035	499	505
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^	210	107
DBUBS Mortgage Trust
0.385% due 11/10/2046 (a)	400	5
1.042% due 11/10/2046 (a)	374	8
Deutsche ALT-A Securities, Inc.
1.275% due 10/25/2047	1,252	972

GSR Mortgage Loan Trust
0.855% due 12/25/2034	78	71
2.952% due 01/25/2036 ^	81	76
3.043% due 04/25/2035	366	347
HarborView Mortgage Loan Trust
2.894% due 05/19/2033	4	4
IndyMac Mortgage Loan Trust
0.735% due 05/25/2046	655	543
0.765% due 07/25/2035	31	27
JPMorgan Mortgage Trust
2.531% due 07/27/2037	130	122
2.841% due 02/25/2036 ^	49	43
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.964% due 12/15/2030	8	7
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035	12	12
Morgan Stanley Bank of America Merrill Lynch Trust
1.186% due 12/15/2048 (a)	1,012	52
Morgan Stanley Mortgage Loan Trust
2.636% due 06/25/2036	56	54
Residential Accredit Loans, Inc. Trust
0.675% due 02/25/2047	40	23
0.705% due 06/25/2046	339	150
0.735% due 04/25/2046	578	265
Structured Adjustable Rate Mortgage Loan Trust
2.993% due 04/25/2034	7	7
Structured Asset Mortgage Investments Trust
0.735% due 05/25/2036	15	12
0.745% due 05/25/2036	113	88
0.745% due 09/25/2047	166	136
0.755% due 05/25/2045	27	24
1.111% due 07/19/2034	3	3
1.191% due 09/19/2032	3	3
1.231% due 03/19/2034	6	6
2.007% due 08/25/2047 ^	48	40
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	22
Thornburg Mortgage Securities Trust
2.781% due 06/25/2047 ^	52	46
5.750% due 06/25/2047	13	12
Wachovia Mortgage Loan Trust LLC
3.104% due 10/20/2035 ^	179	164
WaMu Mortgage Pass-Through Certificates Trust
0.835% due 01/25/2045	140	134
1.487% due 06/25/2046	54	51
1.507% due 02/25/2046	123	114
1.943% due 02/27/2034	6	6
2.270% due 12/25/2036 ^	276	237
2.482% due 03/25/2033	14	14
2.784% due 03/25/2035	80	80
2.784% due 04/25/2035	67	67
Washington Mutual Mortgage Pass-Through Certificates Trust
1.447% due 07/25/2046 ^	31	21
Wells Fargo Mortgage-Backed Securities Trust
2.860% due 03/25/2036 ^	242	231
2.875% due 03/25/2035	101	101
3.024% due 04/25/2036	8	8
3.080% due 07/25/2036 ^	66	65

		6,881

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
3.056% due 01/16/2018	900	22

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 17.2%
Fannie Mae
0.645% due 03/25/2034	$7	7
0.675% due 08/25/2034	4	4
0.875% due 09/25/2042	21	20
0.925% due 06/25/2036	43	43
0.955% due 11/25/2040	66	66
0.975% due 11/25/2040 - 01/25/2044	386	386
1.105% due 06/25/2041	280	281
1.325% due 12/25/2039	319	323
1.689% due 10/01/2044	20	21

2.261% due 12/01/2034		6	7
2.742% due 05/25/2035		16	17
2.808% due 11/01/2034		41	43
3.500% due 11/01/2021		92	99
5.480% due 07/01/2018		200	205
6.000% due 07/25/2044		13	15
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046		29,400	30,469
3.500% due 11/01/2046		28,000	29,516
Freddie Mac
0.844% due 01/15/2038		739	736
1.024% due 12/15/2032		9	9
1.124% due 12/15/2037		25	25
1.689% due 10/25/2044		55	56
1.955% due 01/15/2038 (a)		739	46
2.500% due 03/01/2035		5	5
2.720% due 02/01/2029		4	4
2.850% due 04/01/2035		90	95
Ginnie Mae
1.294% due 05/20/2066		2,692	2,696
1.332% due 06/20/2066		1,802	1,805
2.125% due 04/20/2028 - 06/20/2030		4	4
NCUA Guaranteed Notes
0.989% due 11/05/2020		1,049	1,049
1.079% due 12/08/2020		276	277
Tennessee Valley Authority
6.250% due 12/15/2017		400	426

			68,755

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds
3.750% due 11/15/2043 (g)		3,400	4,439
5.250% due 02/15/2029 (k)		100	139
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (k)		425	435
0.125% due 07/15/2022 (g)(i)		1,988	2,039
0.125% due 01/15/2023 (g)(i)(k)		2,398	2,440
0.125% due 07/15/2024 (i)(k)		152	154
0.250% due 01/15/2025 (g)		5,588	5,702
0.375% due 07/15/2025 (g)(i)(k)		8,930	9,240
2.375% due 01/15/2025 (k)		319	381

			24,969

Total United States (Cost $142,984)			144,163

SHORT-TERM INSTRUMENTS 26.6%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.641% due 09/08/2017		$1,000	1,003
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		1,900	1,901

			2,904

REPURCHASE AGREEMENTS (f) 0.3%			1,401

JAPAN TREASURY BILLS 25.4%
(0.256)% due 10/11/2016 - 02/10/2017 (b)(c)	JPY	10,320,000	101,796

U.S. TREASURY BILLS 0.2%
0.374% due 03/09/2017 (b)(c)(k)		$827	826

Total Short-Term Instruments (Cost $105,644)			106,927

Total Investments in Securities (Cost $489,929)			495,825

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	250,905	2,480

Total Short-Term Instruments (Cost $2,480)		2,480

Total Investments in Affiliates (Cost $2,480)		2,480

Total Investments 124.3% (Cost $492,409)		$498,305
Financial Derivative Instruments (h)(j) (0.7)% (Cost or Premiums, net $(578))		(2,728)
Other Assets and Liabilities, net (23.6)%		(94,678)

Net Assets 100.0%		$400,899

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,401	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(1,432)	$1,401	$1,401

Total Repurchase Agreements						$(1,432)	$1,401	$1,401

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BSN	0.600%	08/01/2016	10/31/2016		$(10,341)	$(10,352)
GRE	0.650	08/17/2016	10/17/2016		(616)	(617)
	0.660	09/07/2016	10/07/2016		(5,398)	(5,400)
	0.680	09/08/2016	10/11/2016		(589)	(589)
MEI	0.900	09/09/2016	10/18/2016	CAD	(8,771)	(6,690)

Total Reverse Repurchase Agreements						$(23,648)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BPG	0.640%	07/29/2016	10/28/2016		$(3,714)	$(3,718)
MYI	(0.400)	08/18/2016	10/12/2016	EUR	(956)	(1,082)
	0.450	08/22/2016	11/10/2016	GBP	(1,513)	(1,990)
	0.500	09/20/2016	11/10/2016		(1,008)	(1,314)
TDM	0.640	08/22/2016	10/14/2016	CAD	(592)	(461)
	0.790	08/22/2016	10/14/2016		(4,015)	(3,126)
	0.860	09/15/2016	10/24/2016		(3,134)	(2,377)
UBS	0.520	09/08/2016	11/10/2016	GBP	(1,973)	(2,628)

Total Sale-Buyback Transactions						$(16,696)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(8,408) at a weighted average interest rate of 0.630%.
(4)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Treasury Bonds	4.500%	02/15/2036	$3,400	$(4,870)	$(4,815)

Total Short Sales				$(4,870)	$(4,815)

(5)	Payable for short sales includes $(20) of accrued interest.

(g)	Securities with an aggregate market value of $39,952 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	217	$(122)	$11	$0
Australia Government 3-Year Bond December Futures	Long	12/2016	20	2	3	0
Australia Government 10-Year Bond December Futures	Long	12/2016	29	29	16	(6)
Euro-Bobl December Futures	Long	12/2016	180	118	0	(32)
Euro-BONO December Futures	Long	12/2016	26	29	13	(9)
Euro-BTP Italy Government Bond December Futures	Long	12/2016	114	(40)	41	(47)
Euro-Bund 10-Year Bond December Futures	Short	12/2016	6	(7)	3	0
Euro-Buxl 30-Year Bond December Futures	Short	12/2016	6	(22)	10	0
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2016	121	112	3	(61)
Euro-Schatz December Futures	Long	12/2016	349	46	0	(12)
Japan Government 10-Year Bond December Futures	Long	12/2016	24	197	7	(12)
Put Options Strike @ EUR 111.400 on Euro-Schatz December Futures	Long	11/2016	265	0	0	0
Put Options Strike @ EUR 128.750 on Euro-Bobl November Futures	Long	10/2016	90	0	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	302	8	0	(64)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	330	(42)	0	(139)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2016	2	8	4	0
United Kingdom Long Gilt December Futures	Long	12/2016	84	(105)	0	(99)

Total Futures Contracts				$211	$111	$(481)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	12/20/2021	EUR	54,200	$(889)	$(2)	$0	$(37)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	3,700	$(263)	$(104)	$16	$0
Receive	3-Month CAD-Bank Bill *	1.750	12/16/2046		700	(20)	4	4	0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,400	51	33	0	(1)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	600	4	4	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		500	3	3	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		500	3	3	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		600	4	4	0	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$30,700	(324)	(110)	2	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018		36,000	(275)	(68)	6	0
Receive	3-Month USD-LIBOR *	1.250	12/21/2018		13,700	(56)	33	5	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		22,300	(972)	(88)	35	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		1,600	(21)	2	3	0
Receive	3-Month USD-LIBOR	2.038	08/31/2022		200	(9)	(3)	0	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		3,800	(168)	(65)	9	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		3,300	(218)	(205)	8	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		8,300	(434)	(130)	22	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		44,700	(1,228)	(243)	141	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		28,600	(713)	(109)	155	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026		1,300	29	(8)	0	(7)
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		4,000	(8)	(8)	12	0
Receive	3-Month USD-LIBOR *	1.768	12/15/2046		300	3	(3)	5	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		3,600	(361)	(32)	65	0
Pay	3-Month ZAR-JIBAR *	8.500	03/15/2027	ZAR	15,000	26	27	0	0
Pay	6-Month EUR-EURIBOR *	0.000	03/15/2022	EUR	24,900	165	89	0	(17)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		1,100	104	86	0	0
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		11,300	233	147	0	(2)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,500	(230)	(16)	3	0
Pay	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	3,200	8	2	0	(1)
Pay	6-Month GBP-LIBOR *	0.500	03/15/2022		3,600	(3)	19	0	(7)
Receive	6-Month GBP-LIBOR	1.700	03/10/2026		100	(12)	(11)	0	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		6,900	41	(112)	37	0
Receive	6-Month GBP-LIBOR	1.050	09/05/2046		200	(4)	(3)	5	0
Receive	6-Month GBP-LIBOR *	1.020	10/05/2046		300	(3)	(3)	8	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		300	(79)	(4)	9	0
Receive	6-Month GBP-LIBOR *	1.500	03/15/2047		4,100	(726)	(24)	115	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,280,000	106	93	2	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		150,000	(45)	(24)	0	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		670,000	621	342	0	(7)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		2,920,000	743	26	0	(34)
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		150,000	(8)	(1)	0	(1)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,340,000	4,797	4,508	0	(73)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		150,000	258	233	0	(6)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		640,000	(1,912)	269	51	0
Pay	28-Day MXN-TIIE	4.340	09/28/2017	MXN	34,300	(22)	(14)	0	(3)
Pay	28-Day MXN-TIIE	4.260	10/31/2017		57,800	(44)	(25)	0	(6)
Pay	28-Day MXN-TIIE	5.610	07/07/2021		16,200	(16)	(15)	0	(2)
Pay	28-Day MXN-TIIE	5.570	01/31/2023		9,600	(17)	(10)	0	(1)

						$(992)	$4,489	$718	$(168)

Total Swap Agreements						$(1,881)	$4,487	$718	$(205)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $2,611 and cash of $4,830 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016		$135	EUR	120	$0	$0
BOA	10/2016	BRL	11,575		$3,566	7	0
	10/2016	CAD	16,447		12,741	204	0
	10/2016	CNH	34,954		5,214	0	(20)
	10/2016	DKK	2,655		399	0	(2)
	10/2016	GBP	30,901		40,883	831	0
	10/2016	RUB	11,195		173	0	(5)
	10/2016		$3,543	BRL	11,575	16	0
	10/2016		14,303	DKK	95,015	33	0
	01/2017	CNY	257		$37	0	(1)
	01/2017	DKK	37,600		5,683	0	(15)
	01/2017		$533	CNY	3,534	0	(7)
	04/2017	DKK	124,956		$18,947	0	(73)
	07/2017		45,325		6,850	0	(81)
BPS	10/2016	CNH	4,273		648	8	0
	10/2016	DKK	1,230		185	0	0
	10/2016		$648	CNY	4,277	0	(7)
	10/2016		35,005	GBP	26,907	0	(131)
	10/2016		786	MXN	14,422	0	(44)
	11/2016	GBP	26,907		$35,023	128	0
	06/2017	JPY	1,770,000		17,649	0	(19)
BRC	11/2016	SGD	670		500	9	0
	11/2016	TWD	97,970		3,060	0	(79)
CBK	10/2016	CNH	689		103	0	0
	10/2016	DKK	3,240		488	0	(1)
	10/2016	JPY	1,110,000		11,023	74	0
	10/2016		$2,350	CAD	3,100	14	0
	10/2016		2,615	JPY	266,900	17	0
	10/2016		242	MXN	4,395	0	(16)
	10/2016		827	RUB	55,049	47	0
	11/2016		11,393	EUR	10,155	30	0
	11/2016		810	KRW	906,228	12	0
	11/2016		136	TWD	4,264	1	0
	01/2017	EUR	10,155		$11,429	0	(30)
	01/2017		$553	RUB	40,037	68	0
DUB	11/2016		470	TWD	14,947	9	0
	07/2017		120	BRL	433	4	0
FBF	10/2016	JPY	1,180,000		$11,227	0	(415)
	10/2016	RUB	11,922		184	0	(6)
	10/2016		$227	RUB	14,509	4	0
	11/2016		597	INR	40,524	8	0
	12/2016	RUB	14,509		$223	0	(4)
GLM	10/2016	CAD	3,224		2,507	50	0
	10/2016	CHF	549		559	0	(6)
	10/2016	DKK	27,930		4,194	0	(20)
	10/2016	EUR	817		919	1	0
	10/2016	GBP	1,002		1,311	13	0
	10/2016	JPY	1,415,019		14,106	152	0
	10/2016	MXN	13,820		693	0	(18)
	10/2016		$2,166	AUD	2,871	32	0
	10/2016		3,578	CAD	4,600	0	(72)
	10/2016		44,730	EUR	39,905	97	0
	10/2016		927	JPY	96,000	19	0
	11/2016	EUR	40,621		$45,586	0	(107)
	11/2016	JPY	190,000		1,899	21	0
	11/2016		$359	INR	24,369	5	0
	01/2017	DKK	22,644		$3,462	30	0
	07/2017		$159	BRL	574	5	0
HUS	10/2016	CNH	29,142		$4,368	6	(2)
	10/2016	DKK	73,519		11,017	0	(76)
	10/2016		$9,502	DKK	63,125	22	0
	10/2016		530	EUR	469	0	(3)
	11/2016	JPY	430,000		$4,309	61	0
	11/2016	SGD	8,514		6,344	99	0
	11/2016		$682	INR	46,260	9	0
	01/2017	CNH	1,039		$157	3	0
	01/2017		$536	CNY	3,549	0	(7)
	02/2017	JPY	1,000,000		$9,901	0	(19)
	02/2017		$552	RUB	40,064	68	0
	07/2017	DKK	33,630		$5,089	0	(54)
	10/2017		63,125		9,667	0	(31)
JPM	10/2016	AUD	3,588		2,703	0	(44)
	10/2016	CAD	799		604	0	(5)
	10/2016	CNH	5,775		883	18	0
	10/2016	DKK	95,210		14,323	63	(106)
	10/2016	GBP	1,080		1,432	32	0
	10/2016	JPY	2,390,000		22,673	0	(919)
	10/2016	NOK	2,010		241	0	(10)
	10/2016	NZD	1,248		906	0	(3)
	10/2016		$15,472	CAD	20,470	131	0
	10/2016		881	CNY	5,772	0	(16)
	10/2016		1,378	EUR	1,221	0	(6)
	10/2016		4,819	GBP	3,668	0	(65)
	11/2016	CAD	20,470		$15,475	0	(131)
	11/2016	JPY	3,630,000		35,790	19	(77)
	11/2016		$1,360	CHF	1,322	3	0
	11/2016		425	KRW	475,278	6	0
	11/2016		415	TWD	13,218	9	0
	12/2016	JPY	390,000		$3,784	0	(71)
	04/2017	DKK	23,096		3,505	0	(11)
MSB	10/2016	BRL	11,575		3,575	16	0
	10/2016	EUR	41,739		47,210	322	0
	10/2016		$3,566	BRL	11,575	0	(7)
	11/2016		3,546		11,575	0	(17)
NGF	11/2016		722	SGD	983	0	(1)
SCX	10/2016	CNH	23,771		$3,612	51	0
	10/2016		$3,609	CNY	23,777	0	(45)
	10/2016		2,630	GBP	1,970	0	(77)
	10/2016		11,801	JPY	1,188,319	0	(82)
	11/2016	JPY	1,188,319		$11,815	82	0
	01/2017		$151	CNH	1,039	4	0
SOG	10/2016	RUB	46,442		$716	0	(21)
	11/2016		$1,287	SGD	1,727	0	(21)
	01/2017	CNY	6,826		$985	0	(32)
UAG	10/2016	GBP	327		428	4	0
	10/2016	JPY	514,800		5,052	0	(24)
	10/2016	SEK	3,950		462	2	0
	10/2016		$6,741	CAD	8,700	0	(108)
	10/2016		946	EUR	841	0	(1)
	10/2016		1,020	GBP	765	0	(29)
	10/2016		4,227	JPY	431,300	30	(4)
	11/2016	GBP	265		$344	0	0
	11/2016	KRW	969,540		884	5	0
	11/2016		$572	KRW	639,496	8	0
	11/2016		182	TWD	5,796	4	0
	12/2016		886	JPY	90,000	4	0
	01/2017	DKK	5,965		$907	3	0
	04/2017		13,668		2,077	0	(3)
WST	10/2016	AUD	406		308	0	(2)

Total Forward Foreign Currency Contracts						$3,033	$(3,309)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY	97.000	10/19/2016		$3,997	$9	$4
DUB	Call - OTC USD versus BRL	BRL	3.610	06/29/2017		600	39	29
	Put - OTC USD versus BRL		3.610	06/29/2017		600	39	48
GLM	Call - OTC USD versus BRL		3.609	06/30/2017		900	58	45
	Put - OTC USD versus BRL		3.609	06/30/2017		900	59	71
HUS	Put - OTC USD versus JPY	JPY	93.150	11/10/2016		4,000	8	4
SCX	Put - OTC GBP versus USD		$1.250	10/10/2016	GBP	1,800	34	0
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$66	20	64
	Put - OTC USD versus JPY	JPY	96.650	10/20/2016		2,214	5	2

							$271	$267

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$118,000	$39	$14
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	80,000	5	1
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017		$71,400	35	32

								$79	$47

Total Purchased Options								$350	$314

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	10/19/2016	EUR 4,800	$(4)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$500	$(6)	$0
CBK	Put - OTC EUR versus AUD	AUD	1.424	01/10/2017	EUR	745	(6)	(6)
	Call - OTC EUR versus AUD		1.530	01/10/2017		745	(6)	(6)
	Call - OTC USD versus JPY	JPY	106.550	10/19/2016		$3,997	(9)	(1)
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		1,000	(96)	(85)
	Put - OTC USD versus BRL		3.890	06/28/2018		1,000	(95)	(113)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		600	(32)	(4)
GLM	Put - OTC EUR versus AUD	AUD	1.438	12/08/2016	EUR	700	(5)	(5)
	Call - OTC EUR versus AUD		1.529	12/08/2016		700	(5)	(5)
	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017		1,300	(51)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,300	(44)	(58)
	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		$2,900	(36)	(30)
	Call - OTC USD versus BRL		3.892	07/02/2018		1,400	(135)	(120)
	Put - OTC USD versus BRL		3.892	07/02/2018		1,400	(135)	(159)
HUS	Call - OTC USD versus JPY	JPY	106.500	11/10/2016		4,000	(8)	(6)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		2,300	(21)	(26)
MSB	Put - OTC EUR versus AUD	AUD	1.442	12/08/2016	EUR	1,100	(8)	(9)
	Call - OTC EUR versus AUD		1.534	12/08/2016		1,100	(8)	(7)
	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		$1,900	(25)	(20)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		700	(18)	(37)
SCX	Call - OTC GBP versus USD		$1.350	10/10/2016	GBP	1,800	(25)	0
	Call - OTC USD versus JPY	JPY	106.050	10/20/2016		$2,214	(5)	(1)
SOG	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		1,100	(13)	0
	Put - OTC USD versus KRW	KRW	1,145.000	01/17/2017		500	(11)	(26)
UAG	Put - OTC USD versus KRW		1,145.000	01/17/2017		600	(13)	(31)

							$(816)	$(758)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000%	03/03/2017	JPY	520,000	$(6)	$(1)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$100	$0	$3

Total Written Options					$(826)	$(757)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ING Bank NV	(1.000)%	12/20/2021	1.743%	EUR	300	$9	$4	$13	$0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.411	EUR	100	(1)	(2)	0	(3)
	Wind Acquisition Finance S.A.	(5.000)	06/20/2021	2.577		300	(41)	4	0	(37)
BPS	HSBC Bank PLC	(1.000)	06/20/2021	1.565		1,000	13	16	29	0
	ING Bank NV	(1.000)	06/20/2021	1.660		700	19	5	24	0
	ING Bank NV	(1.000)	12/20/2021	1.743		300	11	2	13	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		200	(5)	(2)	0	(7)
	Teliasonera AB	(1.000)	12/20/2020	0.441		200	(2)	(3)	0	(5)
	UBS AG	(1.000)	12/20/2021	0.771		600	(10)	2	0	(8)
BRC	Bayer AG	(1.000)	12/20/2020	0.563		100	(2)	0	0	(2)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		200	(4)	(3)	0	(7)
	Navient Corp.	(5.000)	03/20/2019	2.524		$1,100	(82)	15	0	(67)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		200	(6)	0	0	(6)
	Springleaf Finance Corp.	(5.000)	06/20/2020	3.180		400	(38)	12	0	(26)
	UBS AG	(1.000)	09/20/2022	1.934		750	22	16	38	0
CBK	Barclays Bank PLC	(1.000)	06/20/2021	2.242	EUR	700	39	5	44	0
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		200	(4)	(1)	0	(5)
	Bayer AG	(1.000)	12/20/2020	0.563		200	(4)	0	0	(4)
	HSBC Bank PLC	(1.000)	12/20/2021	1.680		300	8	4	12	0
	UBS AG	(1.000)	12/20/2021	1.854		300	12	2	14	0
	UBS AG	(1.000)	09/20/2022	1.934		$800	43	(2)	41	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		200	(6)	0	0	(6)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.242		200	(6)	0	0	(6)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		200	(6)	0	0	(6)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.242		400	(13)	0	0	(13)
	BASF SE	(1.000)	12/20/2020	0.379	EUR	200	(5)	(1)	0	(6)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		200	(4)	(3)	0	(7)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
	SABMiller PLC	(1.000)	01/20/2022	0.296		100	(3)	(1)	0	(4)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.411	EUR	100	0	(3)	0	(3)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.242		$100	(3)	0	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440	EUR	100	(2)	(1)	0	(3)
	Pfizer, Inc.	(1.000)	12/20/2020	0.247		$500	(19)	3	0	(16)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		100	(3)	0	0	(3)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.247		200	(8)	2	0	(6)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
SOG	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.682		900	130	50	180	0
	United Utilities PLC	(1.000)	12/20/2020	0.583	EUR	200	0	(4)	0	(4)

							$18	$115	$408	$(275)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.303%		$300	$(15)	$13	$0	$(2)
	Brazil Government International Bond	1.000	09/20/2019	1.516		100	(3)	1	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	600	(3)	4	1	0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.999		400	(4)	4	0	0
	Tesco PLC	1.000	06/20/2021	1.975		800	(62)	22	0	(40)
CBK	Brazil Government International Bond	1.000	03/20/2019	1.303		$100	(4)	3	0	(1)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	300	(25)	15	0	(10)
DUB	Brazil Government International Bond	1.000	03/20/2019	1.303		$300	(13)	11	0	(2)
FBF	Tesco PLC	1.000	12/20/2020	1.747	EUR	100	(8)	5	0	(3)
	Tesco PLC	1.000	06/20/2021	1.975		100	(8)	3	0	(5)
HUS	Brazil Government International Bond	1.000	06/20/2019	1.420		$100	(2)	1	0	(1)
	Brazil Government International Bond	1.000	09/20/2019	1.516		100	(3)	1	0	(2)
JPM	Brazil Government International Bond	1.000	03/20/2019	1.303		200	(8)	7	0	(1)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	800	(68)	41	0	(27)
MYC	Brazil Government International Bond	1.000	03/20/2019	1.303		$100	(4)	3	0	(1)
	Brazil Government International Bond	1.000	09/20/2019	1.516		100	(3)	2	0	(1)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	200	(16)	9	0	(7)

							$(249)	$145	$1	$(105)

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR 300	$20	$3	$23	$0
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021	200	13	3	16	0
MYC	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021	900	58	12	70	0

					$91	$18	$109	$0

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	2,700		$3,014	$23	$(14)	$9	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022		2,100		2,364	(19)	6	0	(13)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	6,600		9,392	(6)	(835)	0	(841)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	6,470		7,285	(11)	(30)	0	(41)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		5,090		5,683	43	(27)	16	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	4,500		6,345	19	(532)	0	(513)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.478% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	7,500		8,444	(7)	(23)	0	(30)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.504% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		1,600		1,786	8	(3)	5	0
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency delivered	01/23/2019		$393	JPY	40,000	3	(4)	0	(1)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.123% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	5,100		$3,899	15	(24)	0	(9)
	Floating rate equal to 3-Month CAD-LIBOR less 0.125% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018		5,100		3,899	(5)	(5)	0	(10)
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	7,000		10,126	(71)	(980)	0	(1,051)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	01/23/2019		$4,029	JPY	410,000	(4)	(8)	0	(12)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	03/15/2019		2,155		220,000	2	(16)	0	(14)
HUS	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	01/23/2019		6,490		660,000	31	(47)	0	(16)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.128% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	1,400		$1,070	(11)	8	0	(3)
UAG	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency delivered	09/21/2018		$883	JPY	90,000	28	(32)	0	(4)

								$38	$(2,566)	$30	$(2,558)

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,607,700	$0	$39	$39	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		996,500	0	24	24	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		4,823,100	0	117	117	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,607,700	0	39	39	0

							$0	$219	$219	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.400%	12/06/2016	$2	$0	$7	$7	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250	01/03/2017	4	0	9	9	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	4	0	12	12	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	3	0	8	8	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.800	12/06/2016	2	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	4	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	4	0	(7)	0	(7)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	3	0	(5)	0	(5)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.850	01/05/2017	2	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.750	01/05/2017	2	0	(1)	0	(1)

						$0	$19	$40	$(21)

Total Swap Agreements						$(102)	$(2,050)	$807	$(2,959)

(k)	Securities with an aggregate market value of $2,145 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$114	$0	$114
Belgium
Corporate Bonds & Notes	0	851	0	851
Brazil
Corporate Bonds & Notes	0	2,321	0	2,321
Canada
Corporate Bonds & Notes	0	3,756	0	3,756
Non-Agency Mortgage-Backed Securities	0	928	0	928
Sovereign Issues	0	13,274	0	13,274
Cayman Islands
Asset-Backed Securities	0	3,330	0	3,330
Denmark
Corporate Bonds & Notes	0	62,466	0	62,466
France
Corporate Bonds & Notes	0	2,849	0	2,849
Non-Agency Mortgage-Backed Securities	0	430	0	430
Sovereign Issues	0	5,977	0	5,977
Germany
Corporate Bonds & Notes	0	921	0	921
Sovereign Issues	0	1,245	0	1,245
Greece
Corporate Bonds & Notes	0	546	0	546
Sovereign Issues	0	1,059	0	1,059
Guernsey, Channel Islands
Corporate Bonds & Notes	0	812	0	812
Ireland
Asset-Backed Securities	0	814	0	814
Non-Agency Mortgage-Backed Securities	0	144	0	144
Sovereign Issues	0	1,127	0	1,127
Italy
Corporate Bonds & Notes	0	2,553	0	2,553
Non-Agency Mortgage-Backed Securities	0	1,121	0	1,121
Sovereign Issues	0	11,579	0	11,579
Japan
Corporate Bonds & Notes	0	2,158	0	2,158
Sovereign Issues	0	30,083	0	30,083
Jersey, Channel Islands
Corporate Bonds & Notes	0	2,010	0	2,010
Luxembourg
Corporate Bonds & Notes	0	2,687	0	2,687
Multinational
Corporate Bonds & Notes	0	872	0	872
Netherlands
Asset-Backed Securities	0	837	0	837
Corporate Bonds & Notes	0	6,022	0	6,022
Norway
Corporate Bonds & Notes	0	407	0	407
Sovereign Issues	0	655	0	655
Portugal
Corporate Bonds & Notes	0	236	132	368
Qatar
Sovereign Issues	0	329	0	329
Slovenia
Sovereign Issues	0	15,081	0	15,081
South Korea
Corporate Bonds & Notes	0	700	0	700
Spain
Corporate Bonds & Notes	0	1,317	0	1,317
Sovereign Issues	0	8,715	0	8,715
Supranational
Corporate Bonds & Notes	0	588	0	588
Sweden
Corporate Bonds & Notes	0	5,626	0	5,626
Switzerland
Corporate Bonds & Notes	0	1,920	0	1,920
Sovereign Issues	0	509	0	509
United Kingdom
Corporate Bonds & Notes	0	16,625	0	16,625
Non-Agency Mortgage-Backed Securities	0	4,178	0	4,178
Sovereign Issues	0	24,831	0	24,831
United States
Asset-Backed Securities	0	24,077	0	24,077
Bank Loan Obligations	0	601	0	601
Corporate Bonds & Notes	0	18,713	0	18,713
Municipal Bonds & Notes	0	145	0	145
Non-Agency Mortgage-Backed Securities	0	6,851	30	6,881
Preferred Securities	22	0	0	22
U.S. Government Agencies	0	68,755	0	68,755
U.S. Treasury Obligations	0	24,969	0	24,969
Short-Term Instruments
Certificates of Deposit	0	2,904	0	2,904
Repurchase Agreements	0	1,401	0	1,401
Japan Treasury Bills	0	101,796	0	101,796
U.S. Treasury Bills	0	826	0	826
	$22	$495,641	$162	$495,825

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,480	$0	$0	$2,480

Total Investments	$2,502	$495,641	$162	$498,305

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,815)	$0	$(4,815)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	111	718	0	829
Over the counter	0	4,154	0	4,154
	$111	$4,872	$0	$4,983

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(481)	(205)	0	(686)
Over the counter	0	(7,025)	0	(7,025)

	$(481)	$(7,230)	$0	$(7,711)

Totals	$2,132	$488,468	$162	$490,762

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.9%
AUSTRALIA 0.8%
CORPORATE BONDS & NOTES 0.5%
Westpac Banking Corp.
1.850% due 11/26/2018		$200	$202

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	124	114

Total Australia (Cost $325)			316

BELGIUM 1.2%
CORPORATE BONDS & NOTES 1.2%
Anheuser-Busch InBev S.A.
0.046% due 05/05/2017	EUR	250	281
KBC Bank NV
8.000% due 01/25/2023		$200	213

Total Belgium (Cost $501)			494

BRAZIL 2.4%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
7.875% due 03/15/2019		$100	108
8.375% due 05/23/2021		100	110

			218

SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	2,800	787

Total Brazil (Cost $981)			1,005

CANADA 4.4%
CORPORATE BONDS & NOTES 0.3%
Royal Bank of Canada
2.300% due 03/22/2021		$100	103

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.201% due 07/01/2020	CAD	87	66

SOVEREIGN ISSUES 3.9%
Province of Alberta
1.250% due 06/01/2020		100	77
2.350% due 06/01/2025		100	79
Province of Ontario
2.600% due 06/02/2025		1,600	1,305
6.200% due 06/02/2031		100	112

			1,573

Total Canada (Cost $1,670)			1,742

DENMARK 17.0%
CORPORATE BONDS & NOTES 17.0%
BRFkredit A/S
2.000% due 10/01/2017	DKK	2,400	371
3.000% due 10/01/2047		200	31
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037		100	16
2.500% due 10/01/2047		491	76
3.000% due 10/01/2047		196	31
Nykredit Realkredit A/S
1.000% due 10/01/2016		3,400	513
1.000% due 04/01/2017		700	106

1.000% due 07/01/2017		600	91
1.000% due 10/01/2017		8,200	1,255
2.000% due 04/01/2017		400	61
2.000% due 07/01/2017		1,200	184
2.000% due 10/01/2017		700	108
2.000% due 10/01/2037		1,189	184
2.500% due 10/01/2037		691	108
2.500% due 10/01/2047		2,088	322
3.000% due 10/01/2047		2,817	440
Realkredit Danmark A/S
1.000% due 01/01/2017		1,800	273
1.000% due 04/01/2017		4,500	684
2.000% due 01/01/2017		2,500	379
2.000% due 04/01/2017		7,900	1,206
2.000% due 10/01/2037		100	15
2.500% due 10/01/2037		582	91
2.500% due 10/01/2047		1,591	246
3.000% due 10/01/2047		762	119

Total Denmark (Cost $6,833)			6,910

FRANCE 4.5%
CORPORATE BONDS & NOTES 0.6%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$250	250

SOVEREIGN ISSUES 3.9%
France Government International Bond
3.250% due 05/25/2045	EUR	300	528
4.000% due 10/25/2038		125	232
4.500% due 04/25/2041 (f)		400	814

			1,574

Total France (Cost $1,530)			1,824

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
KFW
6.000% due 08/20/2020	AUD	100	88

Total Germany (Cost $107)			88

GREECE 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	10,000	96

Total Greece (Cost $95)			96

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.1%
CELF Loan Partners PLC
0.049% due 05/03/2023	EUR	35	40
Mercator CLO PLC
0.000% due 02/18/2024		10	11

			51

SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025		100	161

Total Ireland (Cost $201)			212

ITALY 4.0%
CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
3.875% due 10/24/2018	EUR	200	239
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$200	190

Telecom Italia SpA
6.375% due 06/24/2019	GBP	100	144

			573

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Claris Finance SRL
0.208% due 10/31/2060	EUR	92	103
Giovecca Mortgages SRL
0.303% due 04/23/2048		55	62

			165

SOVEREIGN ISSUES 2.2%
Italy Buoni Poliennali Del Tesoro
2.700% due 03/01/2047		100	124
3.250% due 09/01/2046		100	138
4.000% due 02/01/2037		300	457
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	171

			890

Total Italy (Cost $1,617)			1,628

JAPAN 8.7%
CORPORATE BONDS & NOTES 0.5%
Sumitomo Mitsui Financial Group, Inc.
2.514% due 03/09/2021		$200	206

SOVEREIGN ISSUES 8.2%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		200	200
Japan Government International Bond
0.200% due 06/20/2017	JPY	190,000	1,881
0.300% due 06/20/2046		90,000	849
0.500% due 09/20/2046		40,000	399

			3,329

Total Japan (Cost $3,475)			3,535

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	100	140

Total Jersey, Channel Islands (Cost $151)			140

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	200	240

Total Luxembourg (Cost $225)			240

NETHERLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$250	257
ING Bank NV
2.625% due 12/05/2022		250	259
Vonovia Finance BV
3.200% due 10/02/2017		100	101
Ziggo Secured Finance BV
3.750% due 01/15/2025	EUR	100	113

Total Netherlands (Cost $717)			730

SLOVENIA 4.5%
SOVEREIGN ISSUES 4.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$300	317
4.700% due 11/01/2016	EUR	500	564
5.250% due 02/18/2024		$400	470
5.500% due 10/26/2022		200	234
5.850% due 05/10/2023		200	240

Total Slovenia (Cost $1,779)			1,825

SPAIN 3.4%
SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	150	169
4.750% due 06/04/2018		100	117
4.950% due 02/11/2020		50	60
Autonomous Community of Madrid
4.125% due 05/21/2024		100	140
Spain Government International Bond
1.300% due 10/31/2026		100	116
2.900% due 10/31/2046		100	136
4.650% due 07/30/2025		100	149
4.700% due 07/30/2041		100	177
5.150% due 10/31/2028 (f)		200	326

Total Spain (Cost $1,333)			1,390

SWEDEN 1.3%
CORPORATE BONDS & NOTES 1.3%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	123
Stadshypotek AB
2.500% due 09/18/2019		1,000	126
Svenska Handelsbanken AB
1.988% due 03/30/2021		$250	253
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	300	37

Total Sweden (Cost $581)			539

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
3.000% due 10/29/2021		$250	257
UBS AG
5.125% due 05/15/2024		200	207

			464

SOVEREIGN ISSUES 0.2%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	50	85

Total Switzerland (Cost $536)			549

UNITED KINGDOM 12.5%
CORPORATE BONDS & NOTES 4.1%
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	210
8.000% due 12/15/2020 (e)		200	226
HBOS PLC
5.374% due 06/30/2021		100	133
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	171
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (e)		$300	296
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	100	122
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$200	202
Tesco PLC
5.125% due 04/10/2047	EUR	50	59
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	100	131
Virgin Money PLC
2.250% due 04/21/2020		100	132

			1,682

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Eurosail PLC
0.000% due 12/10/2044	EUR	46	51
0.000% due 03/13/2045		54	59
0.539% due 03/13/2045	GBP	107	134
Hercules Eclipse PLC
0.764% due 10/25/2018		46	58

Kensington Mortgage Securities PLC
0.000% due 06/14/2040	EUR	44	46
Leek Finance PLC
1.121% due 09/21/2038		$189	204
Mansard Mortgages PLC
1.032% due 12/15/2049	GBP	133	166
Newgate Funding PLC
1.382% due 12/15/2050		165	193
RMAC Securities PLC
0.000% due 06/12/2044	EUR	124	129
0.550% due 06/12/2044	GBP	144	172

			1,212

SOVEREIGN ISSUES 5.4%
United Kingdom Gilt
3.250% due 01/22/2044		600	1,081
3.500% due 01/22/2045		600	1,136

			2,217

Total United Kingdom (Cost $5,071)			5,111

UNITED STATES 36.1%
ASSET-BACKED SECURITIES 2.7%
Citigroup Mortgage Loan Trust, Inc.
0.785% due 06/25/2037		$200	144
Countrywide Asset-Backed Certificates
0.745% due 06/25/2047		300	220
First Franklin Mortgage Loan Trust
0.995% due 11/25/2036		300	185
Panhandle-Plains Higher Education Authority, Inc.
1.776% due 10/01/2035		39	39
Renaissance Home Equity Loan Trust
3.075% due 12/25/2032		83	79
Saxon Asset Securities Trust
2.275% due 12/25/2037		83	68
SG Mortgage Securities Trust
0.674% due 10/25/2036		200	155
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	64	70
Structured Asset Investment Loan Trust
2.250% due 10/25/2034		$116	100
Structured Asset Securities Corp. Mortgage Loan Trust
0.660% due 07/25/2036		28	26

			1,086

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023		100	100

CORPORATE BONDS & NOTES 3.8%
Air Lease Corp.
3.000% due 09/15/2023		100	99
Ally Financial, Inc.
2.750% due 01/30/2017		100	100
3.600% due 05/21/2018		100	102
8.000% due 11/01/2031		100	124
American International Group, Inc.
3.900% due 04/01/2026		100	106
Bank of New York Mellon Corp.
2.200% due 08/16/2023		200	200
Charter Communications Operating LLC
4.464% due 07/23/2022		100	108
Chubb INA Holdings, Inc.
3.350% due 05/03/2026		100	107
Citigroup, Inc.
2.650% due 10/26/2020		100	102
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		100	102
Santander Holdings USA, Inc.
2.275% due 11/24/2017		200	202
UnitedHealth Group, Inc.
3.750% due 07/15/2025		100	110
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		100	104

			1,566

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		133	111

Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035	12	12
Commercial Mortgage Trust
1.743% due 07/10/2046 (a)	641	11
2.150% due 07/10/2046 (a)	471	29
Countrywide Alternative Loan Trust
1.205% due 08/25/2034	1	1
1.225% due 05/25/2036	390	200
Credit Suisse Mortgage Capital Certificates
5.921% due 12/16/2049	134	135
DBUBS Mortgage Trust
0.385% due 11/10/2046 (a)	200	2
1.042% due 11/10/2046 (a)	187	4
Deutsche ALT-A Securities, Inc.
0.715% due 08/25/2047	167	123
First Horizon Mortgage Pass-Through Trust
3.059% due 05/25/2037 ^	42	35
HarborView Mortgage Loan Trust
0.811% due 02/19/2036	328	241
Impac CMB Trust
1.245% due 10/25/2034	80	70
IndyMac Mortgage Loan Trust
0.765% due 07/25/2035	28	25
JPMorgan Alternative Loan Trust
2.876% due 12/25/2035 ^	92	78
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	214
JPMorgan Mortgage Trust
2.841% due 02/25/2036 ^	24	22
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.384% due 08/15/2032	42	40
Merrill Lynch Mortgage Investors Trust
2.652% due 02/25/2035	13	13
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.069% due 08/12/2049	97	99
Morgan Stanley Bank of America Merrill Lynch Trust
1.186% due 12/15/2048 (a)	311	16
Royal Bank of Scotland Capital Funding Trust
6.296% due 12/16/2049	54	55
Thornburg Mortgage Securities Trust
2.781% due 06/25/2047 ^	16	15
WaMu Mortgage Pass-Through Certificates Trust
2.771% due 03/25/2034	98	98
2.784% due 03/25/2035	96	96
Wells Fargo Mortgage-Backed Securities Trust
3.070% due 10/25/2035	28	28

		1,773

U.S. GOVERNMENT AGENCIES 18.1%
Fannie Mae
0.955% due 11/25/2040	33	33
0.975% due 11/25/2040	71	70
1.325% due 12/25/2039	35	36
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	2,600	2,692
3.500% due 11/01/2046	2,800	2,951
Freddie Mac
0.844% due 01/15/2038	92	92
1.124% due 12/15/2037	13	12
1.955% due 01/15/2038 (a)	92	6
Freddie Mac, TBA
3.500% due 11/01/2046	1,000	1,054
NCUA Guaranteed Notes
0.889% due 11/06/2017	271	271
1.079% due 12/08/2020	112	112
Small Business Administration
5.980% due 05/01/2022	37	40

		7,369

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bonds
3.750% due 11/15/2043	400	522
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023 (f)	1,147	1,167
0.250% due 01/15/2025	457	467
0.375% due 07/15/2025 (i)	203	210
2.375% due 01/15/2025	383	457

		2,823

Total United States (Cost $14,522)		14,717

SHORT-TERM INSTRUMENTS 28.2%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.641% due 09/08/2017		$100	100

JAPAN TREASURY BILLS 27.8%
(0.254)% due 10/11/2016 - 02/10/2017 (b)(c)	JP	Y 1,150,000	11,343

U.S. TREASURY BILLS 0.2%
0.479% due 03/09/2017 (c)(i)		$67	67

Total Short-Term Instruments (Cost $11,408)			11,510

Total Investments in Securities (Cost $53,658)			54,601

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		7,777	77

Total Short-Term Instruments (Cost $77)			77

Total Investments in Affiliates (Cost $77)			77

Total Investments 134.1% (Cost $53,735)			$54,678
Financial Derivative Instruments (g)(h) (1.9)% (Cost or Premiums, net $53)			(782)
Other Assets and Liabilities, net (32.2)%			(13,125)

Net Assets 100.0%			$40,771

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BRC	(0.350)%	08/03/2016	11/03/2016	EUR	(294)	$(330)
BSN	0.600	08/02/2016	10/28/2016	$	(1,157)	(1,158)
MBC	(0.430)	07/13/2016	10/12/2016	EUR	(737)	(827)

Total Reverse Repurchase Agreements						$(2,315)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
BPG	0.720%	09/26/2016	12/22/2016	$	(466)	$(466)
BPS	(0.320)	09/13/2016	11/03/2016	EUR	(402)	(451)
	0.600	09/07/2016	11/10/2016	GBP	(725)	(967)
GSC	0.800	09/13/2016	10/13/2016	$	(521)	(522)
MSC	0.640	07/25/2016	10/25/2016		(455)	(455)
MYI	(0.450)	08/31/2016	10/12/2016	EUR	(317)	(353)
	0.480	09/30/2016	11/10/2016	GBP	(298)	(387)
TDM	0.780	08/10/2016	10/07/2016	CAD	(859)	(656)
	0.890	09/20/2016	10/21/2016		(1,054)	(799)

Total Sale-Buyback Transactions						$(5,056)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(2,105) at a weighted average interest rate of 0.215%.
(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	4.500%	10/01/2046	$700	$(763)	$(767)
U.S. Treasury Bonds	4.500	02/15/2036	400	(573)	(566)

Total Short Sales				$(1,336)	$(1,333)

(3)	Payable for short sales includes $2 of accrued interest.

(f)	Securities with an aggregate market value of $7,303 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$112.000	11/25/2016	27	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/25/2016	3	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/25/2016	53	1	0

				$1	$0

Total Purchased Options				$1	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	42	$(23)	$2	$0
90-Day Eurodollar March Futures	Short	03/2018	6	(4)	0	0
Australia Government 3-Year Bond December Futures	Long	12/2016	4	0	1	0
Australia Government 10-Year Bond December Futures	Long	12/2016	2	2	1	0
Call Options Strike @ EUR 174.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2016	2	0	0	0
Euro-Bobl December Futures	Long	12/2016	3	2	0	(1)
Euro-BTP Italy Government Bond December Futures	Long	12/2016	12	(5)	4	(5)
Euro-Bund 10-Year Bond December Futures	Short	12/2016	3	(6)	2	0
Euro-Buxl 30-Year Bond December Futures	Long	12/2016	1	3	0	(2)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2016	3	3	0	(1)
Euro-Schatz December Futures	Long	12/2016	20	2	0	(1)
Japan Government 10-Year Bond December Futures	Long	12/2016	3	25	1	(1)
Put Options Strike @ EUR 111.800 on Euro-Schatz December Futures	Long	11/2016	20	0	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl December Futures	Long	11/2016	4	0	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	27	1	0	(6)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	43	(6)	0	(18)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2016	1	4	2	0
United Kingdom Long Gilt December Futures	Long	12/2016	6	(9)	0	(7)

Total Futures Contracts				$(11)	$13	$(42)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	12/20/2021	EUR 2,800	$(46)	$3	$0	$(2)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	400	$(28)	$(11)	$2	$0
Receive	3-Month CAD-Bank Bill *	1.500	12/16/2026		700	(11)	(5)	3	0
Pay	3-Month CAD-Bank Bill *	1.750	12/16/2046		300	8	6	0	(2)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	200	7	7	0	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025	SEK	200	1	1	0	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		200	1	1	0	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018	$	700	(5)	(1)	0	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		1,600	(70)	(8)	3	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		700	(9)	1	1	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		500	(22)	(10)	1	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		1,800	(94)	(48)	5	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		3,900	(110)	(22)	12	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		3,200	(80)	(24)	17	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026		400	9	(2)	0	(2)
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		400	(1)	(1)	1	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		500	(50)	(4)	9	0
Pay	3-Month ZAR-JIBAR *	8.500	03/15/2027	ZAR	1,900	3	3	0	0
Pay	6-Month EUR-EURIBOR *	0.000	03/15/2019	EUR	800	4	0	0	0
Pay	6-Month EUR-EURIBOR *	0.000	03/15/2022		3,800	25	14	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		500	47	39	0	0
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		2,300	48	32	0	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		700	(107)	(16)	2	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	200	0	0	0	0
Pay	6-Month GBP-LIBOR *	0.500	03/15/2022		300	0	2	0	(1)
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		400	2	(7)	2	0
Receive	6-Month GBP-LIBOR	1.050	09/05/2046		100	(2)	(2)	3	0
Receive	6-Month GBP-LIBOR *	1.500	03/15/2047		250	(44)	(4)	7	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	240,000	8	6	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		90,000	(31)	(4)	0	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		180,000	46	(6)	0	(2)
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		90,000	(5)	3	0	(1)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		340,000	697	655	0	(11)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		40,000	69	51	0	(1)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		100,000	(299)	36	8	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046		30,000	(3)	1	2	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	3,200	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		10,000	(8)	(6)	0	(1)
Pay	28-Day MXN-TIIE	5.570	01/31/2023		1,100	(2)	(1)	0	0

						$(8)	$674	$78	$(24)

Total Swap Agreements						$(54)	$677	$78	$(26)

*	This security has a forward starting effective date.

Cash of $966 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016	CAD	44		$34	$0	$0
	10/2016	DKK	710		106	0	(1)
	10/2016		$115	CAD	152	1	0
	10/2016		354	EUR	317	2	0
	11/2016	CAD	76		$58	0	0
BOA	10/2016	BRL	1,535		454	1	(19)
	10/2016	CNH	3,376		504	0	(2)
	10/2016	DKK	390		59	0	0
	10/2016	RUB	4,025		62	0	(2)
	10/2016		$470	BRL	1,535	2	0
	10/2016		3,435	CAD	4,435	0	(54)
	10/2016		1,591	DKK	10,566	4	0
	10/2016		1,647	GBP	1,245	0	(34)
	10/2016		5,156	JPY	517,167	0	(56)
	01/2017	CNY	444		$64	0	(2)
	01/2017		$103	CNY	684	0	(1)
	04/2017	DKK	10,566		$1,604	0	(5)
	07/2017		5,965		901	0	(11)
BPS	10/2016	CNH	435		66	1	0
	10/2016	EUR	62		69	0	0
	10/2016	GBP	2,091		2,720	10	0
	10/2016	NOK	16,952		2,087	0	(33)
	10/2016		$66	CNY	436	0	(1)
	10/2016		62	MXN	1,128	0	(4)
	10/2016		32	SEK	270	0	0
	11/2016		2,722	GBP	2,091	0	(10)
	11/2016		2,087	NOK	16,952	33	0
	01/2017	CNY	927		$134	0	(4)
	01/2017		$866	JPY	86,319	0	(11)
	06/2017	JPY	190,000		$1,895	0	(2)
BRC	10/2016	BRL	1,800		469	0	(84)
	10/2016	DKK	1,345		203	0	0
	10/2016		$555	BRL	1,800	0	(1)
CBK	10/2016	CAD	141		$108	0	0
	10/2016	CNH	74		11	0	0
	10/2016	JPY	120,000		1,192	8	0
	10/2016		$25	EUR	22	0	0
	10/2016		179	JPY	18,300	1	0
	10/2016		1,082	MXN	19,641	0	(71)
	11/2016		65	KRW	72,722	1	0
	11/2016		17	TWD	533	0	0
	01/2017		79	RUB	5,720	10	0
DUB	10/2016	BRL	300		$92	0	0
	10/2016		$91	BRL	300	1	0
	10/2016		35	MXN	647	0	(2)
	11/2016		61	TWD	1,943	1	0
	07/2017		20	BRL	72	1	0
FBF	10/2016	JPY	120,000		$1,142	0	(42)
	10/2016	RUB	4,028		62	0	(2)
	10/2016		$23	MXN	423	0	(1)
	10/2016		28	RUB	1,762	1	0
	11/2016		110	INR	7,467	2	0
	12/2016	RUB	1,762		$27	0	0
GLM	10/2016	CAD	967		752	15	0
	10/2016	CHF	85		86	0	(1)
	10/2016	DKK	3,505		526	0	(3)
	10/2016	EUR	3,080		3,452	0	(7)
	10/2016	GBP	95		124	1	0
	10/2016	MXN	1,890		98	1	(1)
	10/2016	SEK	14,900		1,736	0	(1)
	10/2016		$216	AUD	286	3	0
	10/2016		610	CAD	800	0	0
	10/2016		689	EUR	613	0	(1)
	10/2016		26	GBP	20	0	(1)
	10/2016		133	JPY	13,800	3	0
	10/2016		2,169	NOK	17,827	61	0
	11/2016	EUR	233		$261	0	(1)
	11/2016	JPY	120,000		1,199	13	0
	11/2016		$3,457	EUR	3,080	8	0
	11/2016		20	KRW	22,472	0	0
	11/2016		1,738	SEK	14,900	1	0
	01/2017	DKK	2,550		$390	3	0
	07/2017		$18	BRL	65	1	0
HUS	10/2016	CNH	3,339		$501	1	0
	10/2016	CNY	245		37	0	0
	10/2016	DKK	7,370		1,104	0	(8)
	10/2016	NZD	2,789		2,026	0	(6)
	10/2016		$18	CNY	118	0	0
	10/2016		1,723	DKK	11,444	4	0
	11/2016	JPY	92,000		$922	13	0
	11/2016		$79	INR	5,359	1	0
	11/2016		2,023	NZD	2,789	6	0
	11/2016		297	SGD	399	0	(5)
	01/2017	CNH	172		$26	0	0
	01/2017		$104	CNY	687	0	(1)
	01/2017		29	DKK	190	0	0
	02/2017	JPY	20,000		$198	0	0
	02/2017		$40	RUB	2,903	5	0
	07/2017	DKK	2,845		$430	0	(6)
	10/2017		11,444		1,753	0	(6)
JPM	10/2016	AUD	44		33	0	(1)
	10/2016	BRL	1,000		260	0	(48)
	10/2016	CAD	3,379		2,554	0	(22)
	10/2016	CNH	647		99	2	0
	10/2016	DKK	6,634		999	4	(7)
	10/2016	EUR	321		362	1	0
	10/2016	GBP	136		180	4	0
	10/2016	JPY	240,000		2,277	0	(92)
	10/2016	NOK	875		105	0	(5)
	10/2016	NZD	89		65	0	0
	10/2016		$292	BRL	1,000	16	0
	10/2016		37	CNH	245	0	0
	10/2016		99	CNY	647	0	(2)
	10/2016		419	GBP	317	0	(8)
	10/2016		2,105	NZD	2,878	0	(9)
	11/2016	INR	1,489		$22	0	0
	11/2016	JPY	398,000		3,926	4	(8)
	11/2016		$2,554	CAD	3,379	22	0
	11/2016		104	CHF	101	0	0
	11/2016		64	INR	4,329	1	0
	11/2016		1,689	JPY	168,864	0	(21)
	11/2016		106	KRW	118,521	2	0
	11/2016		84	TWD	2,675	2	0
	12/2016	JPY	40,000		$388	0	(7)
	04/2017	DKK	1,435		217	0	(2)
	07/2017	BRL	700		187	0	(13)
	07/2017	DKK	1,615		244	0	(3)
	10/2017		2,505		384	0	(1)
MSB	10/2016	BRL	1,900		586	2	0
	10/2016		$585	BRL	1,900	0	(1)
	10/2016		758	CAD	1,000	4	0
	10/2016		2,398	EUR	2,120	0	(16)
	11/2016		378	BRL	1,235	0	(2)
	07/2017	BRL	2,100		$600	1	0
NAB	10/2016	AUD	2,438		1,871	4	0
	10/2016		$1,675	AUD	2,196	7	0
	11/2016		1,869		2,438	0	(4)
NGF	11/2016		162	SGD	221	0	0
SCX	10/2016	CNH	2,584		$393	6	0
	10/2016	JPY	490,267		4,869	34	0
	10/2016		$392	CNY	2,584	0	(5)
	10/2016		969	GBP	724	0	(30)
	10/2016		50	JPY	5,100	0	0
	10/2016		96	RUB	6,291	4	0
	11/2016		4,875	JPY	490,267	0	(34)
	11/2016		39	KRW	43,321	0	0
	01/2017		25	CNH	172	1	0
TOR	10/2016		1,834	SEK	15,385	0	(40)
UAG	10/2016	GBP	66		$86	1	0
	10/2016	JPY	59,000		579	0	(3)
	10/2016	SEK	755		88	0	0
	10/2016		$439	EUR	391	1	(1)
	10/2016		109	GBP	82	0	(3)
	11/2016	GBP	70		$91	0	0
	11/2016	TWD	11,232		353	0	(7)
	11/2016		$975	INR	66,017	11	0
	11/2016		1,468	JPY	146,986	0	(17)
	11/2016		898	KRW	999,112	8	0
	12/2016	EUR	200		$224	0	(1)
	12/2016		$591	JPY	60,000	3	0
	01/2017	DKK	1,825		$278	1	0
	04/2017		1,717		261	0	0

Total Forward Foreign Currency Contracts						$366	$(916)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CAD	CAD	1.380	10/06/2016		$800	$0	$0
BPS	Put - OTC GBP versus USD	$	1.230	10/12/2016	GBP	900	0	0
CBK	Call - OTC USD versus CAD	CAD	1.390	10/07/2016		$3,200	0	0
	Put - OTC USD versus JPY	JPY	97.000	10/19/2016		400	1	1
DUB	Call - OTC USD versus BRL	BRL	3.610	06/29/2017		100	7	5
	Put - OTC USD versus BRL		3.610	06/29/2017		100	7	8
GLM	Call - OTC USD versus BRL		3.609	06/30/2017		100	6	5
	Put - OTC USD versus BRL		3.609	06/30/2017		100	7	8
HUS	Put - OTC USD versus JPY	JPY	93.150	11/10/2016		400	1	0
JPM	Put - OTC EUR versus USD	$	1.015	10/07/2016	EUR	1,100	0	0
	Put - OTC GBP versus USD		1.205	10/05/2016	GBP	700	0	0
SCX	Put - OTC GBP versus USD		1.250	10/10/2016		200	4	0
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$8	2	8
	Put - OTC USD versus JPY	JPY	96.650	10/20/2016		228	0	0

							$35	$35

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$12,200	$4	$1
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	10,000	1	0
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017		$8,000	4	4

								$9	$5

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.000% due 10/01/2046	$88.000	10/06/2016	$2,000	$0	$0
	Put - OTC Fannie Mae 3.500% due 12/01/2046	84.000	12/06/2016	3,000	0	0
	Call - OTC Fannie Mae 4.500% due 10/01/2046	119.000	10/06/2016	1,000	0	0

					$0	$0

Total Purchased Options					$44	$40

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	10/19/2016	EUR	500	$0	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$200	$(2)	$0
CBK	Put - OTC EUR versus AUD	AUD	1.437	12/08/2016	EUR	100	(1)	(1)
	Call - OTC EUR versus AUD		1.528	12/08/2016		100	(1)	(1)
	Put - OTC EUR versus AUD		1.424	01/10/2017		76	(1)	(1)
	Call - OTC EUR versus AUD		1.530	01/10/2017		76	(1)	(1)
	Call - OTC USD versus JPY	JPY	106.550	10/19/2016		$400	(1)	0
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		100	(10)	(8)
	Put - OTC USD versus BRL		3.890	06/28/2018		100	(9)	(11)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		100	(5)	(1)
GLM	Put - OTC EUR versus AUD	AUD	1.438	12/08/2016	EUR	100	(1)	(1)
	Call - OTC EUR versus AUD		1.529	12/08/2016		100	(1)	(1)
	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017		100	(4)	0
	Call - OTC EUR versus MXN		22.650	03/21/2017		100	(3)	(4)
	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		$300	(4)	(3)
	Call - OTC USD versus BRL		3.892	07/02/2018		200	(19)	(17)
	Put - OTC USD versus BRL		3.892	07/02/2018		200	(19)	(23)
HUS	Call - OTC USD versus JPY	JPY	106.500	11/10/2016		400	(1)	(1)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		200	(2)	(2)
MSB	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		200	(3)	(2)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		100	(2)	(5)
SCX	Call - OTC GBP versus USD		$1.350	10/10/2016	GBP	200	(3)	0
	Call - OTC USD versus JPY	JPY	106.050	10/20/2016		$228	0	0
UAG	Put - OTC USD versus KRW	KRW	1,145.000	01/17/2017		100	(2)	(5)

							$(95)	$(88)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000%	03/03/2017	JPY	60,000	$(1)	$0

Total Written Options								$(96)	$(88)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UBS AG	(1.000)%	06/20/2024	2.072%		$200	$13	$2	$15	$0
CBK	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.682		200	27	13	40	0
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.242		100	(3)	0	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
GST	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440	EUR	100	(3)	0	0	(3)
	United Utilities PLC	(1.000)	12/20/2020	0.583		100	0	(2)	0	(2)
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.032		$100	(8)	1	0	(7)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		100	(3)	0	0	(3)

							$20	$14	$55	$(21)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.303%		$200	$(9)	$8	$0	$(1)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.999		100	(1)	1	0	0
	Marks & Spencer PLC	1.000	06/20/2021	1.408		100	(3)	1	0	(2)
	Tesco PLC	1.000	06/20/2021	1.975		100	(8)	3	0	(5)
CBK	Brazil Government International Bond	1.000	03/20/2019	1.303		$100	(4)	3	0	(1)
FBF	Tesco PLC	1.000	06/20/2021	1.975	EUR	50	(4)	1	0	(3)
HUS	Brazil Government International Bond	1.000	09/20/2019	1.516		$100	(3)	2	0	(1)
JPM	Tesco PLC	1.000	12/20/2020	1.747	EUR	200	(17)	10	0	(7)

							$(50)	$30	$0	$(20)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR	200	$13	$3	$16	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	140		$156	$1	$0	$1	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022		700		788	(5)	1	0	(4)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	700		995	(1)	(87)	0	(88)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	300		338	(1)	(1)	0	(2)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		140		156	1	(1)	0	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	500		705	2	(59)	0	(57)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.478% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	700		788	0	(3)	0	(3)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.504% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		100		112	1	(1)	0	0
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency delivered	01/23/2019		$197	JPY	20,000	2	(3)	0	(1)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.123% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	500		$382	2	(3)	0	(1)
	Floating rate equal to 3-Month CAD-LIBOR less 0.125% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018		600		459	(1)	0	0	(1)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.484% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	300		335	0	2	2	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	700		1,013	(7)	(99)	0	(106)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	01/23/2019		$393	JPY	40,000	0	(1)	0	(1)
	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019		294		30,000	0	(2)	0	(2)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.128% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	100		$77	(1)	1	0	0
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	200		223	3	(1)	2	0
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency delivered	09/21/2018		$588	JPY	60,000	19	(21)	0	(2)

								$15	$(278)	$5	$(268)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	179,600	$0	$4	$4	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		111,300	0	3	3	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		538,800	0	13	13	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		179,600	0	4	4	0

							$0	$24	$24	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250%	01/03/2017	$1	$0	$2	$2	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	1	0	3	3	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	1	0	(2)	0	(2)

						$0	$2	$5	$(3)

Total Swap Agreements						$(2)	$(205)	$105	$(312)

(i)	Securities with an aggregate market value of $277 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$202	$0	$202
Sovereign Issues	0	114	0	114
Belgium
Corporate Bonds & Notes	0	494	0	494
Brazil
Corporate Bonds & Notes	0	218	0	218
Sovereign Issues	0	787	0	787
Canada
Corporate Bonds & Notes	0	103	0	103
Non-Agency Mortgage-Backed Securities	0	66	0	66
Sovereign Issues	0	1,573	0	1,573
Denmark
Corporate Bonds & Notes	0	6,910	0	6,910
France
Corporate Bonds & Notes	0	250	0	250
Sovereign Issues	0	1,574	0	1,574
Germany
Corporate Bonds & Notes	0	88	0	88
Greece
Sovereign Issues	0	96	0	96
Ireland
Asset-Backed Securities	0	51	0	51
Sovereign Issues	0	161	0	161
Italy
Corporate Bonds & Notes	0	573	0	573
Non-Agency Mortgage-Backed Securities	0	165	0	165
Sovereign Issues	0	890	0	890
Japan
Corporate Bonds & Notes	0	206	0	206
Sovereign Issues	0	3,329	0	3,329
Jersey, Channel Islands
Corporate Bonds & Notes	0	140	0	140
Luxembourg
Corporate Bonds & Notes	0	240	0	240
Netherlands
Corporate Bonds & Notes	0	730	0	730
Slovenia
Sovereign Issues	0	1,825	0	1,825
Spain
Sovereign Issues	0	1,390	0	1,390
Sweden
Corporate Bonds & Notes	0	539	0	539
Switzerland
Corporate Bonds & Notes	0	464	0	464
Sovereign Issues	0	85	0	85
United Kingdom
Corporate Bonds & Notes	0	1,682	0	1,682
Non-Agency Mortgage-Backed Securities	0	1,212	0	1,212
Sovereign Issues	0	2,217	0	2,217
United States
Asset-Backed Securities	0	1,086	0	1,086
Bank Loan Obligations	0	100	0	100
Corporate Bonds & Notes	0	1,566	0	1,566
Non-Agency Mortgage-Backed Securities	0	1,638	135	1,773
U.S. Government Agencies	0	7,369	0	7,369
U.S. Treasury Obligations	0	2,823	0	2,823
Short-Term Instruments
Certificates of Deposit	0	100	0	100
Japan Treasury Bills	0	11,343	0	11,343
U.S. Treasury Bills	0	67	0	67
	$0	$54,466	$135	$54,601

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77	$0	$0	$77

Total Investments	$77	$54,466	$135	$54,678

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(767)	0	(767)
U.S. Treasury Obligations	0	(566)	0	(566)
	$0	$(1,333)	$0	$(1,333)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	78	0	91
Over the counter	0	511	0	511
	$13	$589	$0	$602

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(26)	0	(68)
Over the counter	0	(1,316)	0	(1,316)

	$(42)	$(1,342)	$0	$(1,384)

Totals	$48	$52,380	$135	$52,563

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Core Bond (Hedged) Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.1%
AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		$400	$416

Total Australia (Cost $401)			416

BELGIUM 1.1%
CORPORATE BONDS & NOTES 1.1%
KBC Bank NV
8.000% due 01/25/2023		$1,800	1,915

Total Belgium (Cost $1,849)			1,915

BRAZIL 3.0%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
6.250% due 03/17/2024		$500	490

SOVEREIGN ISSUES 2.7%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (c)	BRL	16,700	4,695

Total Brazil (Cost $5,196)			5,185

CANADA 8.6%
CORPORATE BONDS & NOTES 0.3%
Royal Bank of Canada
2.300% due 03/22/2021		$500	514

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.001% due 06/01/2020	CAD	255	193
1.201% due 07/01/2020		611	465
1.201% due 08/01/2020		179	136

			794

SOVEREIGN ISSUES 7.9%
Canada Government International Bond
1.500% due 12/01/2044 (d)(g)		335	347
Canada Housing Trust
2.400% due 12/15/2022 (g)		5,600	4,578
Province of Alberta
1.250% due 06/01/2020 (g)		900	690
2.350% due 06/01/2025 (g)		900	714
Province of Ontario
2.400% due 06/02/2026 (g)		4,600	3,678
2.500% due 09/10/2021		$3,800	3,961

			13,968

Total Canada (Cost $15,852)			15,276

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.3%
OHA Credit Partners Ltd.
2.038% due 05/15/2023		$549	550

CORPORATE BONDS & NOTES 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		261	51

6.750% due 10/01/2023		599	117

			168

Total Cayman Islands (Cost $1,346)			718

CZECH REPUBLIC 1.2%
SOVEREIGN ISSUES 1.2%
Czech Republic Government International Bond
0.360% due 10/27/2016	CZK	26,400	1,098
1.210% due 07/23/2017		11,700	494
2.500% due 08/25/2028		5,800	301
4.000% due 04/11/2017		7,100	303

Total Czech Republic (Cost $2,173)			2,196

DENMARK 9.7%
CORPORATE BONDS & NOTES 9.7%
BRFkredit A/S
3.000% due 10/01/2047	DKK	700	110
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037		700	110
2.500% due 10/01/2047		5,039	778
3.000% due 10/01/2047		1,470	230
Nykredit Realkredit A/S
1.000% due 10/01/2016		38,700	5,839
2.000% due 07/01/2017		2,500	384
2.000% due 10/01/2017		3,300	509
2.000% due 10/01/2037		1,887	292
2.500% due 10/01/2037		2,670	417
2.500% due 10/01/2047		13,161	2,032
3.000% due 10/01/2047		13,058	2,039
Realkredit Danmark A/S
1.000% due 04/01/2017		7,400	1,124
2.000% due 04/01/2017		12,100	1,848
2.000% due 10/01/2037		2,575	397
2.500% due 10/01/2037		973	152
2.500% due 10/01/2047		1,600	247
3.000% due 10/01/2047		3,265	511

Total Denmark (Cost $16,647)			17,019

FRANCE 1.9%
CORPORATE BONDS & NOTES 1.0%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$900	900
SFR Group S.A.
5.625% due 05/15/2024	EUR	200	232
7.375% due 05/01/2026		$600	614

			1,746

SOVEREIGN ISSUES 0.9%
France Government International Bond
2.500% due 05/25/2030 (g)	EUR	300	431
3.250% due 05/25/2045 (g)		700	1,233

			1,664

Total France (Cost $3,330)			3,410

GERMANY 2.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
1.350% due 05/30/2017		$100	98
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	85

			183

SOVEREIGN ISSUES 2.0%
Republic of Germany
0.750% due 04/15/2018 (d)(g)	EUR	2,760	3,184

4.250% due 07/04/2039 (g)		200	419

			3,603

Total Germany (Cost $4,200)			3,786

GREECE 0.5%
CORPORATE BONDS & NOTES 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	541

SOVEREIGN ISSUES 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	32,000	307

Total Greece (Cost $825)			848

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$200	205

Total Hong Kong (Cost $199)			205

INDONESIA 2.5%
SOVEREIGN ISSUES 2.5%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	1,500	1,773
2.875% due 07/08/2021		400	481
5.625% due 05/15/2023	IDR	1,924,000	138
6.625% due 05/15/2033		805,000	57
8.250% due 06/15/2032		6,897,000	576
8.375% due 03/15/2034		16,907,000	1,416

Total Indonesia (Cost $4,524)			4,441

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.1%
CELF Low Levered Partners PLC
0.027% due 03/04/2024	EUR	230	256

Total Ireland (Cost $308)			256

ITALY 3.2%
CORPORATE BONDS & NOTES 0.4%
Banca Carige SpA
3.875% due 10/24/2018	EUR	300	359
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$400	379

			738

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Claris Finance SRL
0.208% due 10/31/2060	EUR	1,058	1,186
Creso SRL
0.398% due 12/30/2060		707	794
F-E Mortgages SRL
0.028% due 12/15/2043		43	48

			2,028

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (d)		1,507	1,783
3.250% due 09/01/2046		100	138

Italy Government International Bond
6.000% due 08/04/2028	GBP	500	852

			2,773

Total Italy (Cost $6,085)			5,539

JAPAN 2.8%
CORPORATE BONDS & NOTES 0.1%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$200	206

SOVEREIGN ISSUES 2.7%
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		900	910
Japan Government International Bond
0.100% due 03/10/2026 (d)	JPY	219,039	2,285
0.500% due 09/20/2046		130,000	1,297
Tokyo Metropolitan Government
2.000% due 05/17/2021		$300	303

			4,795

Total Japan (Cost $4,977)			5,001

LUXEMBOURG 1.2%
CORPORATE BONDS & NOTES 1.2%
Altice Financing S.A.
7.500% due 05/15/2026		$500	522
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		900	975
Telecom Italia Finance S.A.
7.750% due 01/24/2033	EUR	100	151
Wind Acquisition Finance S.A.
3.705% due 07/15/2020		400	450

Total Luxembourg (Cost $2,021)			2,098

MALAYSIA 0.4%
SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond
3.418% due 08/15/2022	MYR	350	84
3.492% due 03/31/2020		50	12
3.502% due 05/31/2027		200	47
3.580% due 09/28/2018		600	148
4.012% due 09/15/2017		800	196
4.232% due 06/30/2031		1,200	301

Total Malaysia (Cost $965)			788

MEXICO 0.8%
SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	500	533
4.350% due 01/15/2047		$900	889

Total Mexico (Cost $1,412)			1,422

NETHERLANDS 4.2%
ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	81	91
Highlander Euro CDO BV
0.000% due 05/01/2023		210	234
Malin CLO BV
0.000% due 05/07/2023		239	269
Panther CDO BV
0.148% due 10/15/2084		115	127

			721

CORPORATE BONDS & NOTES 3.8%
Bank Nederlandse Gemeenten NV
0.375% due 01/14/2022		2,300	2,674
ING Bank NV
2.625% due 12/05/2022		$3,000	3,114

Vonovia Finance BV
3.200% due 10/02/2017		900	911

			6,699

Total Netherlands (Cost $7,172)			7,420

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S
1.450% due 03/21/2018		$200	201

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	156

Total Norway (Cost $363)			357

PHILIPPINES 0.3%
SOVEREIGN ISSUES 0.3%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	24,000	575

Total Philippines (Cost $612)			575

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
3.250% due 07/25/2025	PLN	3,100	837

Total Poland (Cost $915)			837

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	300	79
Novo Banco S.A.
5.000% due 04/23/2019		100	78
5.000% due 05/21/2019		300	239
5.000% due 05/23/2019		100	79

Total Portugal (Cost $966)			475

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.625% due 06/02/2046		$600	657

Total Qatar (Cost $586)			657

SLOVENIA 3.4%
SOVEREIGN ISSUES 3.4%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	209	239
4.700% due 11/01/2016		1,900	2,142
5.500% due 10/26/2022		$2,000	2,339
5.850% due 05/10/2023		1,100	1,319

Total Slovenia (Cost $5,938)			6,039

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	200	236
5.375% due 07/24/2044 (g)		$300	327

Total South Africa (Cost $564)			563

SOUTH KOREA 0.9%
SOVEREIGN ISSUES 0.9%
Korea Government International Bond
3.500% due 03/10/2017	KRW	564,400	518

3.750% due 06/10/2022		366,900	378
4.000% due 12/10/2031		127,000	156
5.750% due 09/10/2018		529,100	521

Total South Korea (Cost $1,469)			1,573

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.7%
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	600	612
Banco Santander S.A.
6.250% due 09/11/2021 (e)		100	101
Merlin Properties Socimi S.A.
2.225% due 04/25/2023		400	477

			1,190

SOVEREIGN ISSUES 1.6%
Autonomous Community of Catalonia
4.300% due 11/15/2016		677	764
4.750% due 06/04/2018		475	554
4.900% due 09/15/2021		100	116
4.950% due 02/11/2020		300	359
Autonomous Community of Madrid
4.688% due 03/12/2020		200	260
Spain Government International Bond
1.400% due 01/31/2020		10	12
2.900% due 10/31/2046		500	678

			2,743

Total Spain (Cost $3,841)			3,933

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$400	401
Swedbank AB
2.200% due 03/04/2020		200	202

Total Sweden (Cost $598)			603

SWITZERLAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Credit Suisse AG
1.442% due 01/29/2018		$1,500	1,503
UBS AG
5.125% due 05/15/2024		550	569
7.250% due 02/22/2022		1,050	1,068

Total Switzerland (Cost $3,134)			3,140

TURKEY 2.3%
SOVEREIGN ISSUES 2.3%
Turkey Government International Bond
8.800% due 09/27/2023	TRY	3,300	1,065
10.600% due 02/11/2026		2,300	819
10.700% due 02/17/2021		6,000	2,120

Total Turkey (Cost $4,141)			4,004

UNITED KINGDOM 12.5%
CORPORATE BONDS & NOTES 5.6%
Barclays Bank PLC
7.625% due 11/21/2022		$1,600	1,781
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	200	301
HSBC Holdings PLC
4.300% due 03/08/2026		$800	859
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	856
5.125% due 03/07/2025		1,100	1,861
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)		900	1,196
Prudential PLC
1.750% due 11/27/2018		300	396
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (e)		$200	189

Royal Bank of Scotland PLC
9.500% due 03/16/2022		400	413
Santander UK Group Holdings PLC
2.875% due 08/05/2021		500	500
4.750% due 09/15/2025		500	502
7.375% due 06/24/2022 (e)	GBP	500	642
Tesco PLC
5.125% due 04/10/2047	EUR	200	237
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	100	130

			9,863

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Alba PLC
0.577% due 11/25/2042		446	529
Bluestone Securities PLC
0.581% due 06/09/2044		279	346
Darrowby PLC
2.088% due 02/20/2044		111	145
Eurosail PLC
1.329% due 06/13/2045		600	754
Gemgarto
3.336% due 05/14/2045		44	58
Gosforth Funding PLC
1.188% due 11/18/2049		39	51
Leofric PLC
2.090% due 05/26/2050		104	135
Nemus Arden PLC
0.616% due 02/15/2020		701	902
Newgate Funding PLC
0.512% due 12/15/2050		370	467
RMAC PLC
0.800% due 12/12/2036		280	346
RMAC Securities PLC
0.550% due 06/12/2044		361	431
Southern Pacific Financing PLC
0.560% due 06/10/2043		371	471

			4,635

SOVEREIGN ISSUES 4.3%
United Kingdom Gilt
0.125% due 03/22/2024 (d)(g)		1,956	3,010
3.500% due 01/22/2045		2,400	4,543

			7,553

Total United Kingdom (Cost $24,114)			22,051

UNITED STATES 47.9%
ASSET-BACKED SECURITIES 5.4%
Accredited Mortgage Loan Trust
0.655% due 02/25/2037		$71	69
Argent Securities Trust
0.675% due 07/25/2036		419	181
0.685% due 05/25/2036		724	260
Bear Stearns Asset-Backed Securities Trust
0.845% due 01/25/2047		240	233
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^		530	518
0.665% due 07/25/2037 ^		332	278
0.675% due 04/25/2047		578	524
0.765% due 03/25/2036		502	410
1.295% due 11/25/2035		32	32
4.255% due 04/25/2036		200	201
4.872% due 07/25/2036		89	87
Countrywide Asset-Backed Certificates Trust
1.774% due 07/25/2035		700	555
Credit-Based Asset Servicing and Securitization LLC
3.956% due 03/25/2037 ^		330	187
First Franklin Mortgage Loan Trust
0.995% due 11/25/2036		1,800	1,109
1.800% due 07/25/2034		219	213
GSAA Home Equity Trust
0.975% due 08/25/2037		103	96
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.765% due 04/25/2037		364	231
MASTR Asset-Backed Securities Trust
0.735% due 05/25/2037		500	393
Morgan Stanley ABS Capital, Inc. Trust
0.755% due 10/25/2036		706	450
Morgan Stanley Home Equity Loan Trust
0.625% due 04/25/2037		908	571

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^	48	42
NovaStar Mortgage Funding Trust
0.655% due 03/25/2037	764	504
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037	377	208
5.731% due 11/25/2036	888	524
7.238% due 09/25/2037 ^	914	561
Residential Asset Securities Corp. Trust
0.925% due 12/25/2035	700	681
Structured Asset Investment Loan Trust
2.250% due 10/25/2034	232	201
Structured Asset Securities Corp. Mortgage Loan Trust
0.685% due 03/25/2036	66	65
Wachovia Mortgage Loan Trust
1.185% due 10/25/2035	180	172

		9,556

BANK LOAN OBLIGATIONS 0.5%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	800	803

CORPORATE BONDS & NOTES 7.0%
AbbVie, Inc.
2.500% due 05/14/2020	700	715
3.200% due 05/14/2026	500	507
Ally Financial, Inc.
3.600% due 05/21/2018	1,100	1,119
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	500	528
Apple, Inc.
2.850% due 02/23/2023	500	527
California Resources Corp.
8.000% due 12/15/2022	246	165
Charter Communications Operating LLC
4.464% due 07/23/2022	500	540
6.384% due 10/23/2035	600	710
Citigroup, Inc.
1.763% due 06/07/2019	600	603
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	500	522
Ford Motor Credit Co. LLC
5.750% due 02/01/2021	200	226
5.875% due 08/02/2021	200	228
JPMorgan Chase & Co.
2.400% due 06/07/2021	500	506
2.750% due 06/23/2020	900	927
Microsoft Corp.
2.700% due 02/12/2025	500	518
Oracle Corp.
2.400% due 09/15/2023	400	404
Rio Oil Finance Trust
9.250% due 07/06/2024	464	428
Southern Co.
4.250% due 07/01/2036	400	427
Sprint Communications, Inc.
6.000% due 12/01/2016	600	604
VEREIT Operating Partnership LP
4.875% due 06/01/2026	400	424
Wells Fargo & Co.
2.100% due 07/26/2021	500	499
2.550% due 12/07/2020	500	510
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	300	311
3.375% due 11/30/2021	300	315

		12,263

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	665	555
Banc of America Funding Trust
0.742% due 04/20/2047 ^	270	214
6.000% due 07/25/2037 ^	141	111
Chase Mortgage Finance Trust
2.798% due 03/25/2037 ^	124	100
Citigroup Mortgage Loan Trust, Inc.
4.281% due 08/25/2035 ^	2,275	1,932
5.243% due 04/25/2037 ^	106	91
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.908% due 09/25/2035 ^	495	428
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^	95	82

Credit Suisse Mortgage Capital Certificates
2.893% due 02/26/2036		104	101
Deutsche ALT-A Securities, Inc.
0.675% due 02/25/2047		367	261
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^		134	120
GreenPoint Mortgage Funding Trust
0.985% due 06/25/2045		124	109
IndyMac Mortgage Loan Trust
2.868% due 11/25/2035		177	151
JPMorgan Alternative Loan Trust
2.876% due 12/25/2035 ^		521	440
3.110% due 12/25/2036		104	98
Merrill Lynch Mortgage Investors Trust
2.868% due 03/25/2036 ^		249	171
Morgan Stanley Mortgage Loan Trust
2.938% due 05/25/2036 ^		151	116
3.447% due 09/25/2035 ^		152	124
PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^		140	125
Prime Mortgage Trust
6.000% due 06/25/2036 ^		113	107
Residential Accredit Loans, Inc. Trust
0.655% due 02/25/2037		146	129
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		92	85
Structured Adjustable Rate Mortgage Loan Trust
0.745% due 06/25/2037		168	146
Structured Asset Mortgage Investments Trust
0.755% due 02/25/2036		54	48

			5,844

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
0.925% due 06/25/2036		17	17
0.975% due 01/25/2044		98	98
1.325% due 12/25/2039		159	161
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046		14,700	17,311
3.500% due 11/01/2046		14,300	15,074
4.000% due 11/01/2046		1,700	1,824
Freddie Mac
0.844% due 01/15/2038		370	368
1.955% due 01/15/2038 (a)		370	23
2.745% due 09/01/2037		756	801
3.000% due 02/01/2046		935	973
Freddie Mac, TBA
3.500% due 11/01/2046		1,000	1,054
Ginnie Mae, TBA
3.500% due 11/01/2046		400	424
4.000% due 11/01/2046		900	964

			39,092

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
3.750% due 11/15/2043 (g)		1,600	2,089
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (g)(k)		3,087	3,165
0.125% due 07/15/2024 (g)(k)		6,334	6,439
0.250% due 01/15/2025 (g)		2,540	2,592
0.375% due 07/15/2025 (i)(k)		1,015	1,050
2.375% due 01/15/2025 (g)(i)(k)		1,111	1,326

			16,661

Total United States (Cost $83,147)			84,219

SHORT-TERM INSTRUMENTS 17.6%
CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.641% due 09/08/2017		$400	401
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		2,000	2,001

			2,402

REPURCHASE AGREEMENTS (f) 0.3%			538

JAPAN TREASURY BILLS 15.5%
(0.224)% due 10/24/2016 - 11/07/2016 (b)(c)	JPY	2,780,000	27,421

U.S. TREASURY BILLS 0.4%
0.430% due 03/09/2017 - 03/16/2017 (b)(c)(k)	$679	678

Total Short-Term Instruments (Cost $30,952)		31,039

Total Investments in Securities (Cost $240,822)		238,004

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	12,677	125

Total Short-Term Instruments (Cost $125)		125

Total Investments in Affiliates (Cost $125)		125

Total Investments 135.1% (Cost $240,947)		$238,129
Financial Derivative Instruments (h)(j) (1.1)% (Cost or Premiums, net $(842))		(1,990)
Other Assets and Liabilities, net (34.0)%		(59,963)

Net Assets 100.0%		$176,176

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$538	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(555)	$538	$538

Total Repurchase Agreements						$(555)	$538	$538

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BRC	(1.250)%	09/20/2016	09/20/2017		$(330)	$(330)
BSN	0.600	08/01/2016	10/31/2016		(6,355)	(6,362)
	0.600	09/21/2016	10/31/2016		(2,584)	(2,585)
GRE	0.640	08/09/2016	10/11/2016		(857)	(857)
	0.640	08/15/2016	10/17/2016		(905)	(906)
JML	(0.460)	07/13/2016	10/12/2016	EUR	(2,836)	(3,182)
	(0.440)	07/13/2016	10/12/2016		(191)	(214)
	(0.390)	07/13/2016	10/12/2016		(1,510)	(1,695)
MEI	0.800	09/20/2016	10/21/2016	CAD	(1,609)	(1,227)

Total Reverse Repurchase Agreements						$(17,358)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BPG	0.640%	07/29/2016	10/28/2016		$(745)	$(746)
BPS	0.640	07/20/2016	10/19/2016	GBP	(2,240)	(2,972)
MSC	0.630	07/25/2016	10/25/2016		$(2,128)	(2,131)
TDM	0.620	09/08/2016	10/18/2016	CAD	(3,890)	(3,016)
	0.630	09/15/2016	10/24/2016		(438)	(332)
	0.650	09/02/2016	10/06/2016		$(632)	(632)
	0.670	08/22/2016	10/14/2016	CAD	(537)	(418)
	0.720	08/22/2016	10/14/2016		(523)	(407)
	0.780	08/10/2016	10/07/2016		(2,736)	(2,088)
	0.860	09/15/2016	10/24/2016		(2,485)	(1,885)
	0.890	09/20/2016	10/21/2016		(906)	(687)

Total Sale-Buyback Transactions						$(15,314)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(15,427) at a weighted average interest rate of 0.395%.
(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Treasury Bonds	4.500%	02/15/2036	$1,600	$(2,292)	$(2,266)

Total Short Sales				$(2,292)	$(2,266)

(5)	Payable for short sales includes $10 of accrued interest.

(g)	Securities with an aggregate market value of $32,636 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$112.000	11/25/2016	121	$1	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/25/2016	297	3	1

				$4	$1

Total Purchased Options				$4	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	107	$(59)	$5	$0
90-Day Eurodollar March Futures	Short	03/2018	14	(9)	1	0
Australia Government 10-Year Bond December Futures	Long	12/2016	20	20	11	(4)
Call Options Strike @ EUR 112.500 on Euro-Schatz December Futures	Long	11/2016	83	(1)	0	(1)
Canada Government 10-Year Bond December Futures	Short	12/2016	3	(1)	2	(1)
Euro-Bobl December Futures	Long	12/2016	35	22	0	(6)
Euro-BTP Italy Government Bond December Futures	Long	12/2016	28	(4)	10	(10)
Euro-Bund 10-Year Bond December Futures	Short	12/2016	31	(50)	16	0
Euro-Buxl 30-Year Bond December Futures	Short	12/2016	1	(4)	2	0
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2016	12	12	0	(6)
Euro-Schatz December Futures	Long	12/2016	52	7	0	(2)
Japan Government 10-Year Bond December Futures	Short	12/2016	1	(5)	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	121	3	0	(26)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	242	(30)	0	(102)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2016	1	4	2	0
United Kingdom Long Gilt December Futures	Long	12/2016	20	(12)	0	(24)

Total Futures Contracts				$(107)	$49	$(182)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
iTraxx Europe Main 25 5-Year Index	(1.000)%	06/20/2021	EUR	8,800	$(160)	$(18)	$0	$(6)
iTraxx Europe Main 26 5-Year Index	(1.000)	12/20/2021		10,800	(177)	12	0	(8)
iTraxx Europe Senior 25 5-Year Index	(1.000)	06/20/2021		3,000	(11)	(6)	0	(1)

					$(348)	$(12)	$0	$(15)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	6,700	$(476)	$(129)	$28	$0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	3,000	20	20	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		2,400	16	16	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		1,100	8	10	0	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018		$2,200	(17)	(4)	0	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		2,200	(96)	(13)	3	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		31,870	(2,114)	(1,873)	81	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		2,800	(185)	(174)	7	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		8,700	(885)	(973)	42	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		9,050	(226)	0	49	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026		1,700	38	(10)	0	(9)
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		2,000	(4)	(4)	6	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		1,800	307	288	0	(33)
Pay	3-Month ZAR-JIBAR *	7.500	03/15/2019	ZAR	21,500	1	6	0	(1)
Pay	3-Month ZAR-JIBAR *	8.500	03/15/2027		10,800	19	20	0	0
Pay	6-Month EUR-EURIBOR *	0.000	03/15/2022	EUR	4,000	27	14	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	09/05/2026		4,500	384	316	0	(1)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		6,850	141	103	0	(2)
Receive	6-Month EUR-EURIBOR	1.493	09/05/2046		1,800	(424)	(357)	4	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		700	(107)	(7)	1	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	1,300	(3)	(1)	1	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2022		2,800	2	(15)	5	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		4,600	28	(75)	25	0
Receive	6-Month GBP-LIBOR	1.050	09/05/2046		400	(9)	(6)	10	0
Receive	6-Month GBP-LIBOR *	1.020	10/05/2046		100	(1)	(1)	3	0
Receive	6-Month GBP-LIBOR *	1.500	03/15/2047		1,300	(230)	15	37	0
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		500	132	(13)	0	(14)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	2,590,000	83	73	2	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2020		140,000	(34)	(64)	0	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		1,210,000	309	(19)	0	(12)
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		200,000	(10)	5	0	(2)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		330,000	(985)	78	25	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046		50,000	(5)	1	4	0
Pay	28-Day MXN-TIIE	5.070	02/03/2021	MXN	5,600	(11)	(8)	0	(1)
Pay	28-Day MXN-TIIE	5.610	07/07/2021		35,200	(35)	(81)	0	(5)
Pay	28-Day MXN-TIIE	5.630	10/11/2021		10,700	(11)	(18)	0	(1)
Pay	28-Day MXN-TIIE	5.620	11/09/2021		7,000	(8)	(8)	0	(1)
Pay	28-Day MXN-TIIE	5.560	11/11/2021		2,100	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.570	01/31/2023		29,300	(51)	(31)	0	(3)

						$(4,415)	$(2,922)	$333	$(88)

Total Swap Agreements						$(4,763)	$(2,934)	$333	$(103)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $1,205 and cash of $2,816 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016		$113	CAD	150	$1	$0
	11/2016		48	IDR	637,183	1	0
BOA	10/2016	BRL	7,226		$2,115	3	(110)
	10/2016	CAD	14,156		10,966	176	0
	10/2016	CNH	13,957		2,082	0	(8)
	10/2016	DKK	4,555		685	0	(3)
	10/2016	GBP	15,139		20,030	407	0
	10/2016	RUB	5,973		92	0	(3)
	10/2016		$2,212	BRL	7,226	10	0
	10/2016		2,510	DKK	16,676	6	0
	11/2016		180	MYR	727	0	(4)
	11/2016		1,855	PLN	7,254	41	0
	11/2016		2,230	ZAR	31,376	41	0
	01/2017	CNY	3,071		$443	0	(14)
	01/2017	DKK	29,500		4,459	0	(12)
	04/2017		16,676		2,531	0	(7)
	07/2017		10,920		1,650	0	(19)
BPS	10/2016		650		98	0	0
	10/2016		$19,356	GBP	14,879	0	(71)
	10/2016		3,795	MXN	68,772	0	(254)
	10/2016		962	PEN	3,270	2	0
	11/2016	GBP	14,124		$18,385	67	0
	11/2016		$1,382	CLP	912,754	3	0
	11/2016		441	INR	29,920	6	0
	11/2016		396	PLN	1,542	6	0
	01/2017		1,784	COP	5,683,194	152	0
BRC	10/2016	BRL	10,500		$2,737	0	(492)
	10/2016		$3,234	BRL	10,500	0	(6)
	11/2016	SGD	257		$192	3	0
	11/2016		$11	TWD	350	0	0
CBK	10/2016	CNH	395		$59	0	0
	10/2016		$5,145	CAD	6,700	13	(50)
	10/2016		333	CNY	2,220	0	0
	10/2016		2,103	JPY	213,900	6	0
	10/2016		4,702	MXN	85,370	0	(307)
	10/2016		174	RUB	11,581	10	0
	11/2016	JPY	119,600		$1,180	0	(1)
	11/2016	SGD	1,118		833	13	0
	11/2016		$5,166	EUR	4,605	14	0
	11/2016		1,132	HKD	8,768	0	(1)
	11/2016		341	KRW	381,511	5	0
	01/2017	EUR	4,605		$5,182	0	(13)
	01/2017		$117	RON	467	1	0
	01/2017		395	RUB	28,598	48	0
DUB	10/2016	BRL	1,500		$462	1	0
	10/2016		$456	BRL	1,500	5	0
	11/2016		1,565	ILS	5,979	33	0
	11/2016		277	TWD	8,821	6	0
	07/2017		60	BRL	217	2	0
FBF	10/2016	RUB	6,360		$98	0	(3)
	10/2016	THB	1,344		39	0	0
	10/2016		$398	RUB	25,530	7	0
	12/2016	RUB	25,530		$393	0	(6)
GLM	10/2016	CAD	75		58	1	0
	10/2016	CNH	3,024		451	0	(2)
	10/2016	DKK	3,275		491	0	(4)
	10/2016	GBP	506		658	2	0
	10/2016	JPY	32,400		313	0	(7)
	10/2016	MXN	15,595		782	0	(21)
	10/2016		$972	AUD	1,289	14	0
	10/2016		2,875	CAD	3,750	0	(17)
	10/2016		20,729	EUR	18,492	45	(1)
	10/2016		344	GBP	260	0	(7)
	10/2016		121	PEN	406	0	(1)
	11/2016	EUR	18,419		$20,670	0	(49)
	11/2016	PHP	16,702		360	15	0
	11/2016		$120	CLP	79,236	0	0
	11/2016		301	INR	20,432	4	0
	07/2017		88	BRL	318	3	0
HUS	10/2016	CNH	4,167		$626	3	(1)
	10/2016	DKK	36,232		5,429	0	(37)
	10/2016		$1,138	CNY	7,588	1	(2)
	10/2016		507	DKK	3,366	1	0
	10/2016		335	EUR	300	2	0
	11/2016	PHP	11,896		$254	9	0
	11/2016		$115	PHP	5,417	0	(3)
	11/2016		284	TWD	8,971	3	0
	01/2017	CNH	695		$105	2	0
	01/2017		$1,193	CNY	8,227	32	0
	02/2017		368	RUB	26,709	45	0
	04/2017	DKK	3,140		$472	0	(6)
	10/2017		3,366		516	0	(2)
JPM	10/2016	AUD	1,317		992	0	(16)
	10/2016	BRL	6,200		1,610	0	(296)
	10/2016	CNH	3,881		594	12	0
	10/2016	CZK	26,675		1,127	17	0
	10/2016	DKK	44,271		6,705	41	(15)
	10/2016	EUR	1,156		1,303	5	0
	10/2016	GBP	152		202	4	0
	10/2016	JPY	360,000		3,415	0	(139)
	10/2016	MXN	1,453		74	0	(1)
	10/2016	NOK	910		109	0	(5)
	10/2016	TRY	12,153		4,060	29	0
	10/2016		$1,812	BRL	6,200	95	(1)
	10/2016		10,605	CAD	14,031	90	0
	10/2016		592	CNY	3,879	0	(11)
	10/2016		1,427	GBP	1,078	0	(29)
	10/2016		39	THB	1,344	0	0
	11/2016	CAD	14,031		$10,607	0	(90)
	11/2016	IDR	2,054,525		155	0	(2)
	11/2016	JPY	2,420,000		23,849	2	(51)
	11/2016	THB	1,344		39	0	0
	11/2016		$824	CHF	801	2	0
	11/2016		377	KRW	421,534	6	0
	11/2016		2,140	THB	74,470	8	0
	11/2016		478	TWD	15,224	10	0
	01/2017		244	COP	772,992	19	0
	07/2017	BRL	4,400		$1,175	0	(80)
	07/2017	DKK	10,145		1,544	0	(7)
MSB	10/2016	BRL	11,200		3,455	11	0
	10/2016	EUR	17,346		19,620	134	0
	10/2016		$3,449	BRL	11,200	0	(5)
	10/2016		1,895	CAD	2,500	11	0
	11/2016		1,601	BRL	5,226	0	(8)
	01/2017		967	RON	3,873	14	0
	07/2017	BRL	12,300		$3,516	7	0
NGF	11/2016		$446	SGD	607	0	(1)
SCX	10/2016	AUD	54		$41	0	0
	10/2016	CNH	15,785		2,398	34	0
	10/2016	JPY	116,200		1,146	0	0
	10/2016		$2,397	CNY	15,788	0	(30)
	10/2016		1,623	JPY	163,400	0	(11)
	11/2016	JPY	163,400		$1,625	11	0
	11/2016	MYR	1,258		314	10	0
	11/2016		$348	IDR	4,601,760	4	0
	11/2016		171	KRW	189,947	1	0
	01/2017		101	CNH	695	3	0
SOG	10/2016	RUB	24,778		$382	0	(11)
	11/2016		$3,108	KRW	3,458,571	30	0
	11/2016		1,071	MYR	4,358	0	(16)
	01/2017	CNY	5,156		$744	0	(24)
UAG	10/2016	CAD	72		54	0	0
	10/2016	EUR	290		326	1	0
	10/2016	JPY	344,900		3,400	9	(11)
	10/2016		$447	GBP	335	0	(13)
	11/2016	GBP	212		$275	0	0
	11/2016		$2,430	INR	164,497	28	0
	11/2016		26	KRW	29,197	0	0
	11/2016		1,362	PHP	64,324	0	(33)
	11/2016		1,047	TWD	33,333	21	0
	12/2016	EUR	400		$448	0	(2)
	12/2016		$1,083	JPY	110,000	5	0

Total Forward Foreign Currency Contracts						$1,945	$(2,452)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY	97.000	10/19/2016		$1,799	$4	$2
DUB	Call - OTC USD versus BRL	BRL	3.610	06/29/2017		300	20	15
	Put - OTC USD versus BRL		3.610	06/29/2017		300	19	24
GLM	Call - OTC USD versus BRL		3.609	06/30/2017		500	32	24
	Put - OTC USD versus BRL		3.609	06/30/2017		500	32	39
HUS	Put - OTC USD versus JPY	JPY	93.150	11/10/2016		1,800	4	2
SCX	Put - OTC GBP versus USD	$	1.250	10/10/2016	GBP	900	17	0
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$103	32	100
	Put - OTC USD versus JPY	JPY	96.650	10/20/2016		982	2	1

							$162	$207

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$57,600	$19	$7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017		32,200	16	14
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	50,000	3	1

								$38	$22

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.000% due 10/01/2046	$88.000	10/06/2016	$15,000	$1	$0

Total Purchased Options					$201	$229

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	10/19/2016	EUR	2,200	$(2)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$700	$(8)	$0
CBK	Put - OTC EUR versus AUD	AUD	1.437	12/08/2016	EUR	500	(4)	(3)
	Call - OTC EUR versus AUD		1.528	12/08/2016		500	(4)	(3)
	Put - OTC EUR versus AUD		1.424	01/10/2017		328	(3)	(3)
	Call - OTC EUR versus AUD		1.530	01/10/2017		328	(3)	(3)
	Call - OTC USD versus JPY	JPY	106.550	10/19/2016		$1,799	(4)	0
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		500	(48)	(43)
	Put - OTC USD versus BRL		3.890	06/28/2018		500	(48)	(57)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		400	(21)	(3)
GLM	Put - OTC EUR versus AUD	AUD	1.438	12/08/2016	EUR	300	(2)	(2)
	Call - OTC EUR versus AUD		1.529	12/08/2016		300	(2)	(2)
	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017		800	(31)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		800	(27)	(35)
	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		$1,300	(16)	(14)
	Call - OTC USD versus BRL		3.892	07/02/2018		800	(77)	(69)
	Put - OTC USD versus BRL		3.892	07/02/2018		800	(77)	(91)
HUS	Call - OTC USD versus JPY	JPY	106.500	11/10/2016		1,800	(4)	(3)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		1,000	(9)	(11)
MSB	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		900	(12)	(10)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		500	(13)	(26)
SCX	Call - OTC GBP versus USD		$1.350	10/10/2016	GBP	900	(12)	0
	Call - OTC USD versus JPY	JPY	106.050	10/20/2016		$982	(2)	0
SOG	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		1,800	(21)	0
	Put - OTC USD versus KRW	KRW	1,145.000	01/17/2017		300	(7)	(15)
UAG	Put - OTC USD versus KRW		1,145.000	01/17/2017		400	(9)	(21)

							$(464)	$(416)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000%	03/03/2017	JPY 350,000	$(3)	$(1)

Total Written Options							$(469)	$(417)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BAT Netherlands Finance BV	(1.000)%	12/20/2020	0.440%	EUR	100	$(2)	$(1)	$0	$(3)
	ING Bank NV	(1.000)	12/20/2021	1.743		100	3	1	4	0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
BPS	ING Bank NV	(1.000)	06/20/2021	1.660	EUR	300	8	2	10	0
	ING Bank NV	(1.000)	12/20/2021	1.743		100	4	0	4	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		100	(2)	(1)	0	(3)
	Teliasonera AB	(1.000)	12/20/2020	0.441		100	(1)	(2)	0	(3)
	UBS AG	(1.000)	12/20/2021	0.771		300	(5)	1	0	(4)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.411		100	(1)	(2)	0	(3)
BRC	Altria Group, Inc.	(1.000)	12/20/2020	0.242		$100	(4)	1	0	(3)
	Bayer AG	(1.000)	12/20/2020	0.563	EUR	100	(2)	0	0	(2)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
	UBS AG	(1.000)	06/20/2021	1.767	EUR	500	15	5	20	0
	UBS AG	(1.000)	06/20/2024	2.072		$200	11	4	15	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		100	(3)	0	0	(3)
CBK	Bayer AG	(1.000)	12/20/2020	0.563	EUR	100	(2)	0	0	(2)
	HSBC Bank PLC	(1.000)	12/20/2021	1.680		100	3	1	4	0
	ING Bank NV	(1.000)	06/20/2021	1.660		400	10	3	13	0
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.682		$400	55	25	80	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272	EUR	100	(2)	(1)	0	(3)
	UBS AG	(1.000)	06/20/2021	1.767		200	5	3	8	0
	UBS AG	(1.000)	12/20/2021	1.854		100	4	1	5	0
	UBS AG	(1.000)	06/20/2024	2.072		$300	16	6	22	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		100	(3)	0	0	(3)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.242		200	(7)	1	0	(6)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.242		100	(3)	0	0	(3)
	BASF SE	(1.000)	12/20/2020	0.379	EUR	200	(5)	(1)	0	(6)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		100	(3)	0	0	(3)
	ING Bank NV	(1.000)	06/20/2021	1.660		700	17	7	24	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		100	(2)	(2)	0	(4)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$200	(6)	0	0	(6)
	SABMiller PLC	(1.000)	01/20/2022	0.296		100	(3)	(1)	0	(4)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.242		100	(3)	0	0	(3)
	Barclays Bank PLC	(1.000)	06/20/2021	2.242	EUR	500	29	2	31	0
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		100	(2)	(1)	0	(3)
	Pfizer, Inc.	(1.000)	12/20/2020	0.247		$200	(8)	2	0	(6)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		100	(3)	0	0	(3)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.247		100	(4)	1	0	(3)
SOG	United Utilities PLC	(1.000)	12/20/2020	0.583	EUR	300	0	(6)	0	(6)

							$98	$48	$240	$(94)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	0.921%		$1,400	$(27)	$31	$4	$0
	South Africa Government International Bond	1.000	03/20/2019	1.322		300	(14)	12	0	(2)
	South Africa Government International Bond	1.000	09/20/2019	1.591		1,200	(33)	13	0	(20)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	100	(10)	7	0	(3)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311		300	(2)	3	1	0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.999		500	(5)	5	0	0
	Indonesia Government International Bond	1.000	12/20/2019	0.921		$2,200	(42)	48	6	0
	Petrobras Global Finance BV	1.000	09/20/2019	3.466		1,200	(62)	(21)	0	(83)
	South Africa Government International Bond	1.000	03/20/2019	1.322		600	(28)	23	0	(5)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	400	(42)	28	0	(14)
BRC	Indonesia Government International Bond	1.000	09/20/2019	0.869		$800	(10)	13	3	0
	South Africa Government International Bond	1.000	12/20/2019	1.693		3,700	(152)	73	0	(79)
CBK	South Africa Government International Bond	1.000	03/20/2019	1.322		400	(18)	15	0	(3)
DUB	Indonesia Government International Bond	1.000	12/20/2019	0.921		500	(10)	12	2	0
FBF	Export-Import Bank of China	1.000	12/20/2016	0.241		100	(10)	10	0	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	200	(20)	13	0	(7)
GST	Barclays Bank PLC	1.000	06/20/2021	0.983		300	0	0	0	0
	Greece Government International Bond	1.000	12/20/2016	11.840		$200	(15)	10	0	(5)
	Indonesia Government International Bond	1.000	12/20/2019	0.921		900	(18)	21	3	0
HUS	Brazil Government International Bond	1.000	09/20/2019	1.516		300	(4)	0	0	(4)
JPM	Indonesia Government International Bond	1.000	09/20/2019	0.869		400	(5)	7	2	0
	Tesco PLC	1.000	12/20/2020	1.747	EUR	700	(58)	34	0	(24)
MYC	Brazil Government International Bond	1.000	03/20/2019	1.303		$2,000	(75)	61	0	(14)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	200	(20)	13	0	(7)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.579		$1,300	(35)	2	0	(33)

							$(715)	$433	$21	$(303)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR	600	$39	$8	$47	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	600		$670	$5	$(3)	$2	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022		3,600		4,053	(26)	3	0	(23)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	3,000		4,257	(4)	(366)	0	(370)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.470% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	200		225	1	(2)	0	(1)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		2,420		2,702	20	(13)	7	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	2,800		3,948	12	(331)	0	(319)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.478% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	4,400		4,954	(4)	(14)	0	(18)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.504% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		200		223	1	0	1	0
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency delivered	01/23/2019		$491	JPY	50,000	4	(5)	0	(1)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.775% based on the notional amount of currency delivered	01/23/2019		1,475		150,000	(1)	(3)	0	(4)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.123% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	2,400		$1,835	7	(11)	0	(4)
	Floating rate equal to 3-Month CAD-LIBOR less 0.125% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018		2,400		1,835	(3)	(2)	0	(5)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.484% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	200		223	0	1	1	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	3,700		5,365	(47)	(521)	0	(568)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	01/23/2019		$1,769	JPY	180,000	(2)	(3)	0	(5)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	03/15/2019		979		100,000	1	(7)	0	(6)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.128% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	500		$382	(4)	3	0	(1)
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	400		447	5	(1)	4	0
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency delivered	09/21/2018		$1,079	JPY	110,000	35	(40)	0	(5)

								$0	$(1,315)	$15	$(1,330)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.400%	12/06/2016	$1	$0	$4	$4	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250	01/03/2017	3	0	7	7	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	4	0	12	12	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	2	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.800	12/06/2016	1	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	3	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	4	0	(8)	0	(8)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	2	0	(3)	0	(3)

						$0	$12	$28	$(16)

Total Swap Agreements						$(578)	$(814)	$351	$(1,743)

(k)	Securities with an aggregate market value of $1,901 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$416	$0	$416
Belgium
Corporate Bonds & Notes	0	1,915	0	1,915
Brazil
Corporate Bonds & Notes	0	490	0	490
Sovereign Issues	0	4,695	0	4,695
Canada
Corporate Bonds & Notes	0	514	0	514
Non-Agency Mortgage-Backed Securities	0	794	0	794
Sovereign Issues	0	13,968	0	13,968
Cayman Islands
Asset-Backed Securities	0	550	0	550
Corporate Bonds & Notes	0	168	0	168
Czech Republic
Sovereign Issues	0	2,196	0	2,196
Denmark
Corporate Bonds & Notes	0	17,019	0	17,019
France
Corporate Bonds & Notes	0	1,746	0	1,746
Sovereign Issues	0	1,664	0	1,664
Germany
Corporate Bonds & Notes	0	183	0	183
Sovereign Issues	0	3,603	0	3,603
Greece
Corporate Bonds & Notes	0	541	0	541
Sovereign Issues	0	307	0	307
Hong Kong
Corporate Bonds & Notes	0	205	0	205
Indonesia
Sovereign Issues	0	4,441	0	4,441
Ireland
Asset-Backed Securities	0	256	0	256
Italy
Corporate Bonds & Notes	0	738	0	738
Non-Agency Mortgage-Backed Securities	0	2,028	0	2,028
Sovereign Issues	0	2,773	0	2,773
Japan
Corporate Bonds & Notes	0	206	0	206
Sovereign Issues	0	4,795	0	4,795
Luxembourg
Corporate Bonds & Notes	0	2,098	0	2,098
Malaysia
Sovereign Issues	0	788	0	788
Mexico
Sovereign Issues	0	1,422	0	1,422
Netherlands
Asset-Backed Securities	0	721	0	721
Corporate Bonds & Notes	0	6,699	0	6,699
Norway
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	156	0	156
Philippines
Sovereign Issues	0	575	0	575
Poland
Sovereign Issues	0	837	0	837
Portugal
Corporate Bonds & Notes	0	396	79	475
Qatar
Sovereign Issues	0	657	0	657
Slovenia
Sovereign Issues	0	6,039	0	6,039
South Africa
Sovereign Issues	0	563	0	563
South Korea
Sovereign Issues	0	1,573	0	1,573
Spain
Corporate Bonds & Notes	0	1,190	0	1,190
Sovereign Issues	0	2,743	0	2,743
Sweden
Corporate Bonds & Notes	0	603	0	603
Switzerland
Corporate Bonds & Notes	0	3,140	0	3,140
Turkey
Sovereign Issues	0	4,004	0	4,004
United Kingdom
Corporate Bonds & Notes	0	9,863	0	9,863
Non-Agency Mortgage-Backed Securities	0	4,635	0	4,635
Sovereign Issues	0	7,553	0	7,553
United States
Asset-Backed Securities	0	9,556	0	9,556
Bank Loan Obligations	0	803	0	803
Corporate Bonds & Notes	0	12,263	0	12,263
Non-Agency Mortgage-Backed Securities	0	5,844	0	5,844
U.S. Government Agencies	0	39,092	0	39,092
U.S. Treasury Obligations	0	16,661	0	16,661
Short-Term Instruments
Certificates of Deposit	0	2,402	0	2,402
Repurchase Agreements	0	538	0	538
Japan Treasury Bills	0	27,421	0	27,421
U.S. Treasury Bills	0	678	0	678
	$0	$237,925	$79	$238,004

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$125	$0	$0	$125

Total Investments	$125	$237,925	$79	$238,129

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,266)	$0	$(2,266)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	334	0	383
Over the counter	0	2,525	0	2,525
	$49	$2,859	$0	$2,908

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(182)	(103)	0	(285)
Over the counter	0	(4,612)	0	(4,612)

	$(182)	$(4,715)	$0	$(4,897)

Totals	$(8)	$233,803	$79	$233,874

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.8%
AUSTRALIA 0.3%
SOVEREIGN ISSUES 0.3%
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	800	$693

Total Australia (Cost $763)			693

BERMUDA 1.1%
BANK LOAN OBLIGATIONS 1.1%
Rise Ltd.
4.750% due 01/31/2021 (g)		$2,767	2,735

Total Bermuda (Cost $2,781)			2,735

BRAZIL 3.2%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
3.737% due 03/17/2020		$1,100	1,078
4.875% due 03/17/2020		1,000	1,013

			2,091

SOVEREIGN ISSUES 2.4%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2017 (d)	BRL	22,300	6,270

Total Brazil (Cost $8,198)			8,361

CANADA 4.5%
CORPORATE BONDS & NOTES 0.6%
Bank of Nova Scotia
1.875% due 04/26/2021		$900	907
Royal Bank of Canada
2.300% due 03/22/2021		600	617

			1,524

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.001% due 06/01/2020	CAD	255	193
1.201% due 07/01/2020		785	597
1.201% due 08/01/2020		268	204

			994

SOVEREIGN ISSUES 3.5%
Canada Government International Bond
1.500% due 12/01/2044 (e)		223	231
Province of Alberta
1.250% due 06/01/2020		1,100	844
2.350% due 06/01/2025		1,100	872
Province of Ontario
2.400% due 06/02/2026		1,200	959
2.600% due 06/02/2025		5,000	4,077
3.500% due 06/02/2024		2,200	1,904

			8,887

Total Canada (Cost $11,216)			11,405

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Gallatin CLO Ltd.
1.950% due 07/15/2023		$609	609
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		562	562

Total Cayman Islands (Cost $1,171)			1,171

DENMARK 11.4%
CORPORATE BONDS & NOTES 11.4%
BRFkredit A/S
3.000% due 10/01/2047	DKK	1,100	172
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037		1,100	172
3.000% due 10/01/2047		1,763	276
Nykredit Realkredit A/S
1.000% due 10/01/2016		28,400	4,285
2.000% due 04/01/2017		10,800	1,648
2.000% due 10/01/2037		3,950	612
2.500% due 10/01/2037		6,806	1,062
2.500% due 10/01/2047		17,651	2,726
3.000% due 10/01/2047		19,433	3,035
Realkredit Danmark A/S
1.000% due 04/01/2017		29,600	4,497
2.000% due 04/01/2017		49,600	7,573
2.000% due 10/01/2037		3,952	609
2.500% due 10/01/2037		1,946	304
2.500% due 10/01/2047		5,569	860
3.000% due 10/01/2047		8,008	1,254

Total Denmark (Cost $28,658)			29,085

FRANCE 4.9%
CORPORATE BONDS & NOTES 1.2%
Credit Agricole S.A.
8.125% due 09/19/2033		$600	650
Dexia Credit Local S.A.
1.463% due 03/23/2018		500	502
1.875% due 03/28/2019		700	704
1.875% due 09/15/2021		1,100	1,099

			2,955

SOVEREIGN ISSUES 3.7%
France Government International Bond
1.000% due 11/25/2025	EUR	200	245
1.750% due 11/25/2024		200	259
3.250% due 05/25/2045 (i)		300	528
4.500% due 04/25/2041 (i)		4,100	8,340

			9,372

Total France (Cost $10,902)			12,327

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.2%
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	170
5.375% due 04/23/2024	NZD	500	421

			591

SOVEREIGN ISSUES 0.7%
Republic of Germany
4.250% due 07/04/2039	EUR	800	1,679

Total Germany (Cost $2,134)			2,270

GREECE 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	6,000	58

Total Greece (Cost $50)			58

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$600	609
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		308	323

Total Guernsey, Channel Islands (Cost $907)			932

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.1%
CELF Loan Partners PLC
0.049% due 05/03/2023	EUR	142	159

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
3.875% due 11/14/2016		200	226
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025		$1,200	1,301
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	796

			2,323

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025		400	644

Total Ireland (Cost $3,294)			3,126

ITALY 3.4%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,200	1,435
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$600	568

			2,003

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Casa D’este Finance SRL
0.048% due 09/15/2040	EUR	204	227
Claris Finance SRL
0.208% due 10/31/2060		736	825

			1,052

SOVEREIGN ISSUES 2.2%
Italy Buoni Poliennali Del Tesoro
2.700% due 03/01/2047		600	744
3.250% due 09/01/2046		900	1,244
4.000% due 02/01/2037		2,400	3,658

			5,646

Total Italy (Cost $8,669)			8,701

JAPAN 8.9%
CORPORATE BONDS & NOTES 0.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$300	300
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	206
Sumitomo Mitsui Financial Group, Inc.
2.514% due 03/09/2021		1,200	1,237

			1,743

SOVEREIGN ISSUES 8.2%
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,000	1,011
Japan Government International Bond
0.200% due 06/20/2017	JPY	1,370,000	13,561
0.300% due 06/20/2046		380,000	3,586
0.500% due 09/20/2046		220,000	2,195

Tokyo Metropolitan Government
2.000% due 05/17/2021		$500	505

			20,858

Total Japan (Cost $22,290)			22,601

JERSEY, CHANNEL ISLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	500	702
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		$1,000	1,028

Total Jersey, Channel Islands (Cost $1,748)			1,730

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
GELF Bond Issuer S.A.
1.750% due 11/22/2021	EUR	700	832

Total Luxembourg (Cost $823)			832

NETHERLANDS 1.3%
ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.148% due 10/15/2084	EUR	231	254

CORPORATE BONDS & NOTES 1.2%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,476
ING Bank NV
2.625% due 12/05/2022		$700	726
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	788	902

			3,104

Total Netherlands (Cost $3,557)			3,358

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Bank ASA
2.375% due 06/02/2021		$200	203
Eksportfinans ASA
5.500% due 06/26/2017		600	616

			819

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	226

Total Norway (Cost $1,039)			1,045

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	400	106
Novo Banco S.A.
5.000% due 05/14/2019		600	465

Total Portugal (Cost $1,238)			571

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$300	329

Total Qatar (Cost $293)			329

SLOVENIA 1.5%
SOVEREIGN ISSUES 1.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,162
4.700% due 11/01/2016	EUR	1,100	1,240
5.850% due 05/10/2023		$1,200	1,439

Total Slovenia (Cost $3,693)			3,841

SOUTH KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
6.460% due 02/27/2017	MXN	5,000	258
Korea Government International Bond
7.125% due 04/16/2019		$700	805

Total South Korea (Cost $1,134)			1,063

SPAIN 2.7%
SOVEREIGN ISSUES 2.7%
Autonomous Community of Andalusia
4.850% due 03/17/2020	EUR	500	650
Autonomous Community of Catalonia
4.300% due 11/15/2016		800	902
4.900% due 09/15/2021		200	232
4.950% due 02/11/2020		1,000	1,198
Autonomous Community of Madrid
4.688% due 03/12/2020		500	650
Spain Government International Bond
2.750% due 10/31/2024		1,000	1,309
2.900% due 10/31/2046		1,470	1,993

Total Spain (Cost $6,592)			6,934

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
European Investment Bank
0.500% due 07/21/2023	AUD	600	391
6.500% due 08/07/2019		900	773

Total Supranational (Cost $1,156)			1,164

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.6%
Svenska Handelsbanken AB
2.450% due 03/30/2021		$1,600	1,637

Total Sweden (Cost $1,600)			1,637

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.7%
UBS AG
5.125% due 05/15/2024		$1,000	1,035
7.625% due 08/17/2022		600	701

			1,736

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	100	170

Total Switzerland (Cost $1,871)			1,906

UNITED KINGDOM 10.5%
CORPORATE BONDS & NOTES 5.7%
Barclays Bank PLC
7.750% due 04/10/2023		$1,000	1,049
Barclays PLC
2.917% due 08/10/2021		400	409
6.500% due 09/15/2019 (f)	EUR	1,000	1,052
8.000% due 12/15/2020 (f)		600	676

Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	200	301
HBOS PLC
1.535% due 09/06/2017		$700	699
HSBC Holdings PLC
4.300% due 03/08/2026		1,200	1,288
6.500% due 05/20/2024	GBP	400	671
Lloyds Bank PLC
2.050% due 01/22/2019		$400	402
4.875% due 03/30/2027	GBP	600	1,027
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)		800	1,063
Prudential PLC
1.750% due 11/27/2018		400	528
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	500	568
7.500% due 08/10/2020 (f)		$500	464
8.625% due 08/15/2021 (f)		500	494
Royal Bank of Scotland PLC
9.500% due 03/16/2022		700	723
Santander UK Group Holdings PLC
2.875% due 10/16/2020		900	909
2.875% due 08/05/2021		300	300
4.750% due 09/15/2025		600	602
Tesco PLC
5.125% due 04/10/2047	EUR	500	593
6.125% due 02/24/2022	GBP	500	743

			14,561

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Eurosail PLC
1.329% due 06/13/2045		687	791

SOVEREIGN ISSUES 4.5%
United Kingdom Gilt
2.750% due 09/07/2024		300	456
3.250% due 01/22/2044		100	180
3.500% due 01/22/2045		4,400	8,329
4.250% due 12/07/2040		1,300	2,639

			11,604

Total United Kingdom (Cost $27,232)			26,956

UNITED STATES 50.5%
ASSET-BACKED SECURITIES 3.7%
Amortizing Residential Collateral Trust
1.105% due 07/25/2032		$1	1
1.225% due 10/25/2031		1	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,282	1,420
Countrywide Asset-Backed Certificates
0.745% due 06/25/2047		1,000	732
0.925% due 08/25/2034		154	144
Countrywide Asset-Backed Certificates Trust
0.975% due 04/25/2036		1,000	915
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036		22	13
EMC Mortgage Loan Trust
0.974% due 05/25/2043		296	291
First Franklin Mortgage Loan Trust
0.995% due 11/25/2036		2,100	1,294
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		172	75
JPMorgan Mortgage Acquisition Trust
0.805% due 03/25/2047		1,632	968
Morgan Stanley ABS Capital, Inc. Trust
0.635% due 03/25/2037		1,190	624
0.775% due 08/25/2036		2,880	1,769
1.325% due 07/25/2037		271	269
NovaStar Mortgage Funding Trust
0.655% due 03/25/2037		1,007	664
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037		471	260
SACO, Inc.
0.925% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.575% due 12/25/2036		8	4
Structured Asset Securities Corp. Mortgage Loan Trust
2.023% due 04/25/2035		13	13
Washington Mutual Asset-Backed Certificates Trust
0.585% due 10/25/2036		45	25

			9,491

BANK LOAN OBLIGATIONS 0.2%
Las Vegas Sands LLC
3.250% due 12/19/2020	497	501

CORPORATE BONDS & NOTES 5.1%
Ally Financial, Inc.
3.600% due 05/21/2018	1,100	1,119
American International Group, Inc.
3.900% due 04/01/2026	800	849
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	300	310
3.300% due 02/01/2023	200	211
Bank of America Corp.
5.750% due 12/01/2017	200	210
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,000	1,074
Charter Communications Operating LLC
4.464% due 07/23/2022	900	973
6.384% due 10/23/2035	700	828
Citigroup, Inc.
1.424% due 04/27/2018	600	601
1.763% due 06/07/2019	600	604
Citizens Bank N.A.
2.550% due 05/13/2021	600	611
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	520	531
Ford Motor Credit Co. LLC
5.875% due 08/02/2021	200	228
JPMorgan Chase & Co.
2.550% due 03/01/2021	500	510
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	100	112
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	800	63
Pricoa Global Funding
2.200% due 06/03/2021	300	304
Principal Life Global Funding
3.000% due 04/18/2026	1,200	1,222
SABMiller Holdings, Inc.
4.950% due 01/15/2042	400	469
Santander Holdings USA, Inc.
2.275% due 11/24/2017	1,200	1,211
UAL Pass-Through Trust
10.400% due 05/01/2018	235	236
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	400	414
3.375% due 11/30/2021	300	315

		13,005

MUNICIPAL BONDS & NOTES 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,145	2,064

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	20	17
American Home Mortgage Assets Trust
0.715% due 05/25/2046 ^	318	235
0.734% due 10/25/2046	529	355
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	887	739
Banc of America Funding Trust
2.925% due 02/20/2036	267	263
3.298% due 10/20/2046 ^	105	78
5.500% due 01/25/2036	210	214
BCAP LLC Trust
0.695% due 01/25/2037 ^	294	238
5.250% due 04/26/2037	1,185	1,077
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/2035	75	76
2.889% due 08/25/2033	11	11
2.957% due 10/25/2033	12	12
2.973% due 05/25/2034	11	10
3.124% due 05/25/2034	34	33
3.128% due 03/25/2035	25	25
3.165% due 05/25/2047 ^	353	321
3.495% due 11/25/2034	8	8

Bear Stearns ALT-A Trust
2.980% due 11/25/2035 ^	150	124
3.106% due 08/25/2036 ^	220	163
3.142% due 09/25/2035	169	147
Bear Stearns Structured Products, Inc. Trust
3.279% due 12/26/2046	120	91
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.704% due 07/25/2036	71	64
Citigroup Commercial Mortgage Trust
5.900% due 12/10/2049	196	195
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035	37	37
2.870% due 10/25/2035 ^	947	941
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.908% due 09/25/2035 ^	613	530
Countrywide Alternative Loan Trust
0.695% due 01/25/2037 ^	373	343
0.712% due 02/20/2047 ^	221	150
0.727% due 12/20/2046 ^	440	324
0.742% due 03/20/2046	134	101
0.742% due 07/20/2046 ^	300	150
0.805% due 02/25/2037	167	138
0.875% due 05/25/2037 ^	77	42
1.931% due 11/25/2035	30	24
2.471% due 11/25/2035	30	25
2.800% due 11/25/2035 ^	294	215
5.250% due 06/25/2035 ^	25	23
6.000% due 04/25/2037 ^	64	44
6.000% due 02/25/2047	698	571
6.250% due 08/25/2037 ^	35	31
6.500% due 06/25/2036 ^	178	130
Countrywide Home Loan Mortgage Pass-Through Trust
0.755% due 05/25/2035	79	66
0.815% due 04/25/2035	18	15
1.125% due 03/25/2035	447	403
1.165% due 03/25/2035	93	72
1.185% due 02/25/2035	8	7
1.285% due 09/25/2034	8	8
2.602% due 02/20/2036 ^	385	342
2.725% due 11/25/2034	20	19
2.906% due 05/25/2047	134	105
3.175% due 08/25/2034 ^	5	4
3.200% due 11/19/2033	17	16
5.500% due 10/25/2035	110	105
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	137	78
Credit Suisse First Boston Mortgage Securities Corp.
2.969% due 08/25/2033	18	18
6.500% due 04/25/2033	1	1
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	311	265
GreenPoint Mortgage Funding Trust
0.795% due 11/25/2045	11	9
GSR Mortgage Loan Trust
2.220% due 03/25/2033	8	8
2.680% due 06/25/2034	5	5
2.917% due 09/25/2035	215	220
HarborView Mortgage Loan Trust
1.357% due 12/19/2036 ^	163	138
2.894% due 05/19/2033	17	17
IndyMac Mortgage Loan Trust
3.030% due 09/25/2035 ^	240	202
JPMorgan Mortgage Trust
2.503% due 11/25/2033	9	8
2.932% due 01/25/2037	325	292
2.947% due 07/25/2035	113	114
3.089% due 02/25/2035	7	7
3.119% due 07/25/2035	131	131
Luminent Mortgage Trust
0.765% due 04/25/2036	583	395
MASTR Adjustable Rate Mortgages Trust
2.922% due 05/25/2034	705	689
MASTR Alternative Loan Trust
0.925% due 03/25/2036	51	10
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.964% due 12/15/2030	8	7
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036	112	102
0.775% due 08/25/2036	1	1
2.625% due 02/25/2033	14	14
2.966% due 02/25/2036	69	64
Merrill Lynch Mortgage-Backed Securities Trust
3.133% due 04/25/2037 ^	12	10
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.033% due 10/25/2035	22	21

Residential Accredit Loans, Inc. Trust
0.675% due 02/25/2047	162	93
0.705% due 06/25/2046	437	193
0.735% due 04/25/2046	183	84
6.000% due 12/25/2036 ^	500	428
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	123	115
RiverView HECM Trust
0.585% due 07/25/2047	849	797
Structured Adjustable Rate Mortgage Loan Trust
2.993% due 04/25/2034	30	29
3.052% due 02/25/2034	13	13
3.202% due 09/25/2034	29	29
Structured Asset Mortgage Investments Trust
0.715% due 07/25/2046 ^	492	411
0.735% due 05/25/2036	105	82
0.745% due 05/25/2036	491	382
0.745% due 09/25/2047	499	407
0.781% due 07/19/2035	200	195
0.805% due 02/25/2036 ^	555	459
1.111% due 07/19/2034	3	3
1.231% due 03/19/2034	6	6
SunTrust Alternative Loan Trust
1.175% due 12/25/2035 ^	996	776
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 12/25/2045	53	50
0.835% due 01/25/2045	8	8
1.165% due 01/25/2045	8	7
1.207% due 02/25/2047 ^	414	324
1.864% due 08/25/2042	5	5
2.026% due 01/25/2037 ^	32	28
2.193% due 07/25/2046	200	180
2.251% due 12/25/2036 ^	6	5
2.533% due 06/25/2037 ^	82	74
2.568% due 02/25/2033	109	108
2.603% due 12/25/2036 ^	47	41
2.771% due 03/25/2034	33	33
2.821% due 06/25/2033	10	10
Washington Mutual Mortgage Pass-Through Certificates Trust
1.447% due 07/25/2046 ^	62	42
6.000% due 06/25/2037 ^	1,211	1,151
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	411	365
Wells Fargo Mortgage-Backed Securities Trust	17	17

3.024% due 04/25/2036		19,253

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
3.006% due 03/15/2017	500	12
3.056% due 01/16/2018	3,100	77

		89

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 25.0%
Fannie Mae
0.645% due 03/25/2034	$7	7
0.675% due 08/25/2034	4	4
0.925% due 06/25/2036	35	34
0.975% due 01/25/2044	147	147
2.198% due 10/01/2034	2	2
2.261% due 12/01/2034	6	7
2.808% due 11/01/2034	41	43
3.000% due 08/01/2042 - 08/01/2043	287	300
5.500% due 05/01/2047	26	29
6.000% due 07/25/2044	26	30
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	27,300	28,281
3.500% due 11/01/2046	21,400	22,559
4.000% due 11/01/2046	1,900	2,038
Freddie Mac
0.805% due 09/25/2031	21	21
0.844% due 01/15/2038	554	552
1.689% due 10/25/2044	46	47
1.955% due 01/15/2038 (a)	554	34
2.720% due 02/01/2029	4	4

2.932% due 04/01/2037		47	50
3.000% due 03/01/2045		910	947
6.000% due 04/15/2036		385	446
Freddie Mac, TBA
3.000% due 11/01/2046		3,000	3,111
3.500% due 11/01/2046		5,000	5,269
Ginnie Mae
2.000% due 11/20/2024		2	2
6.000% due 09/20/2038		14	15

			63,979

U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Bonds
3.750% due 11/15/2043 (i)(m)		2,400	3,133
4.375% due 05/15/2040 (m)		200	280
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (i)(m)		1,672	1,700
0.250% due 01/15/2025 (i)		3,861	3,940
1.750% due 01/15/2028 (i)		2,297	2,696
2.500% due 01/15/2029 (i)		1,670	2,127
3.875% due 04/15/2029 (m)		381	550
U.S. Treasury Notes
1.125% due 06/30/2021 (m)		100	100
2.125% due 01/31/2021 (i)(k)(m)		4,400	4,586
2.375% due 12/31/2020 (k)(m)		1,700	1,789

			20,901

Total United States (Cost $125,320)			129,283

SHORT-TERM INSTRUMENTS 19.6%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.641% due 09/08/2017		$300	301
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		1,100	1,101

			1,402

REPURCHASE AGREEMENTS (h) 0.1%			162

JAPAN TREASURY BILLS 19.0%
(0.252)% due 10/11/2016 - 12/12/2016 (c)(d)	JPY	4,940,000	48,724

Total Short-Term Instruments (Cost $49,888)			50,288

Total Investments in Securities (Cost $328,217)			334,402

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		24,094	238

Total Short-Term Instruments (Cost $238)			238

Total Investments in Affiliates (Cost $238)			238

Total Investments 130.9% (Cost $328,455)			$334,640
Financial Derivative Instruments (j)(l) (1.0)% (Cost or Premiums, net $(349))			(2,544)
Other Assets and Liabilities, net (29.9)%			(76,353)

Net Assets 100.0%			$255,743

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$2,781	$2,735	1.07%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$162	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(171)	$162	$162

Total Repurchase Agreements						$(171)	$162	$162

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOM	0.620%	07/28/2016	10/28/2016		$(1,360)	$(1,361)
BPS	(0.300)	07/13/2016	10/12/2016	EUR	(7,483)	(8,401)
BSN	0.600	09/21/2016	10/31/2016		$(3,928)	(3,929)
GRE	0.640	08/09/2016	10/11/2016		(803)	(804)
	0.650	08/17/2016	10/17/2016		(3,281)	(3,284)
	0.650	08/24/2016	10/24/2016		(2,125)	(2,127)
	0.660	09/07/2016	10/07/2016		(938)	(938)
SCX	0.740	09/15/2016	10/14/2016		(1,915)	(1,915)

Total Reverse Repurchase Agreements						$(22,759)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
BPG	0.640%	07/29/2016	10/28/2016		$(1,857)	$(1,859)
TDM	0.650	09/20/2016	10/21/2016	CAD	(296)	(224)
	0.890	09/20/2016	10/21/2016		(1,108)	(840)

Total Sale-Buyback Transactions						$(2,923)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(10,498) at a weighted average interest rate of 0.066%.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Fannie Mae, TBA	4.500%	10/01/2046	$200	$(218)	$(219)
Fannie Mae, TBA	5.500	10/01/2046	22,000	(24,712)	(24,796)
U.S. Treasury Bonds	4.500	02/15/2036	2,400	(3,487)	(3,399)

Total Short Sales				$(28,417)	$(28,414)

(5)	Payable for short sales includes $(14) of accrued interest.

(i)	Securities with an aggregate market value of $25,847 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$112.000	11/25/2016	278	$2	$0
Put - CBOT U.S. Treasury 5-Year Note January Futures	108.000	12/23/2016	92	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/25/2016	50	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	116.500	11/25/2016	100	1	0

				$4	$1

Total Purchased Options				$4	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	172	$(96)	$9	$0
90-Day Eurodollar March Futures	Short	03/2018	9	(6)	1	0
Australia Government 10-Year Bond December Futures	Long	12/2016	10	10	5	(2)
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2016	11	0	0	0
Canada Government 10-Year Bond December Futures	Short	12/2016	12	(3)	7	(3)
Euro-Bobl December Futures	Short	12/2016	8	(6)	1	0
Euro-BTP Italy Government Bond December Futures	Long	12/2016	19	(1)	7	(7)
Euro-Bund 10-Year Bond December Futures	Short	12/2016	11	(24)	6	0
Euro-Buxl 30-Year Bond December Futures	Short	12/2016	8	(29)	13	0
Euro-Schatz December Futures	Long	12/2016	136	18	0	(5)
Japan Government 10-Year Bond December Futures	Long	12/2016	8	63	2	(4)
Put Options Strike @ EUR 111.400 on Euro-Schatz December Futures	Long	11/2016	136	0	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2016	370	10	0	(78)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	347	(44)	0	(147)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	15	(56)	0	(32)
United Kingdom Long Gilt December Futures	Long	12/2016	30	(47)	0	(35)

Total Futures Contracts				$(211)	$51	$(313)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	12/20/2021	EUR	17,600	$(288)	$19	$0	$(12)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$500	$27	$8	$3	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	7,400	97	108	10	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	2,000	29	4	3	0

				$153	$120	$16	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	4,900	$(348)	$(119)	$21	$0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	600	22	22	0	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	700	5	5	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		600	4	4	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		600	4	4	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		700	5	5	0	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025		1,400	10	10	0	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		1,600	12	12	0	0
Pay	3-Month USD-LIBOR	1.250	06/15/2018		$10,800	83	39	0	(2)
Receive	3-Month USD-LIBOR *	1.250	12/21/2018		2,500	(10)	3	1	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		8,800	(384)	(43)	14	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		300	(4)	1	1	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		17,600	(920)	(275)	47	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		33,100	(945)	(248)	101	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		16,300	(406)	(62)	88	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026		2,400	53	(14)	0	(13)
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,800	648	991	0	(54)
Pay	3-Month USD-LIBOR	2.500	06/15/2036		1,000	137	98	0	(12)
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		2,800	(6)	(6)	8	0
Receive	3-Month USD-LIBOR *	1.768	12/15/2046		400	4	(5)	7	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		1,200	(121)	(13)	22	0
Pay	3-Month ZAR-JIBAR *	8.500	03/15/2027	ZAR	4,700	8	8	0	0
Pay	6-Month EUR-EURIBOR *	0.000	03/15/2019	EUR	3,400	18	1	0	(1)
Pay	6-Month EUR-EURIBOR *	0.000	03/15/2022		2,000	13	7	0	(1)
Pay	6-Month EUR-EURIBOR *	2.500	03/21/2023		14,000	2,002	2,107	0	(9)
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		9,500	196	124	0	(2)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		6,300	(964)	(410)	14	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027	GBP	3,200	19	(52)	17	0
Receive	6-Month GBP-LIBOR	1.050	09/05/2046		500	(11)	(8)	13	0
Receive	6-Month GBP-LIBOR *	1.020	10/05/2046		300	(4)	(3)	8	0
Receive	6-Month GBP-LIBOR *	1.500	03/15/2047		2,000	(354)	(35)	56	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	10,000	0	0	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		1,290,000	(385)	(249)	0	0
Pay	6-Month JPY-LIBOR	0.750	12/20/2024		430,000	278	208	0	(4)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		1,500,000	384	(68)	0	(13)
Pay	6-Month JPY-LIBOR	0.000	09/20/2026		580,000	(29)	23	0	(8)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		1,340,000	2,747	2,746	0	(42)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		240,000	413	373	0	(9)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		700,000	(2,090)	84	52	0
Receive	6-Month JPY-LIBOR	0.500	09/20/2046		200,000	(22)	5	16	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019	MXN	19,300	(26)	(29)	0	(3)
Pay	28-Day MXN-TIIE	5.570	01/31/2023		3,500	(6)	(4)	0	0

						$30	$5,237	$486	$(173)

Total Swap Agreements						$(105)	$5,376	$502	$(185)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $4,014 and cash of $1,417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2016	AUD	239		$180	$0	$(3)
	11/2016		$1,136	EUR	1,010	3	(2)
BOA	10/2016	BRL	8,809		$2,583	3	(129)
	10/2016	CAD	6,709		5,197	83	0
	10/2016	CNH	22,581		3,368	0	(13)
	10/2016	DKK	5,000		751	0	(3)
	10/2016	RUB	8,718		134	0	(4)
	10/2016	TRY	1,144		381	0	0
	10/2016		$2,696	BRL	8,809	12	0
	10/2016		8,364	DKK	55,561	19	0
	11/2016	JPY	17,100		$169	0	0
	11/2016		$33,221	EUR	29,876	403	0
	11/2016		494	PLN	1,934	11	0
	01/2017	CNY	4,090		$590	0	(19)
	01/2017	DKK	16,200		2,449	0	(6)
	01/2017		$837	CNY	5,547	0	(11)
	04/2017	DKK	63,941		$9,705	0	(28)
	07/2017		33,045		4,994	0	(59)
BPS	10/2016	CNH	2,004		304	4	0
	10/2016		$304	CNY	2,006	0	(3)
	11/2016	EUR	1,031		$1,154	0	(6)
	11/2016	GBP	345		448	1	0
	11/2016		$677	EUR	597	0	(5)
	11/2016		820	GBP	632	0	0
	11/2016		471	ZAR	6,704	14	0
	06/2017	JPY	1,370,000		$13,661	0	(15)
BRC	11/2016	SGD	406		303	5	0
	11/2016		$306	JPY	31,000	1	0
CBK	10/2016	CNH	448		$67	0	0
	10/2016	DKK	2,030		305	0	(1)
	10/2016	JPY	780,000		7,746	52	0
	10/2016		$1,230	MXN	22,329	0	(80)
	10/2016		707	RUB	47,040	40	0
	11/2016	EUR	236		$266	1	0
	11/2016	GBP	648		848	7	0
	11/2016		$1,010	CHF	981	2	0
	11/2016		994	GBP	747	0	(25)
	11/2016		602	KRW	673,518	9	0
	11/2016		1,639	SEK	13,880	0	(18)
	01/2017		474	RUB	34,318	58	0
DUB	10/2016	BRL	800		$246	0	0
	10/2016		$243	BRL	800	3	0
	11/2016		295	ILS	1,129	6	0
	11/2016		401	TWD	12,768	8	0
	07/2017		100	BRL	361	3	0
FBF	10/2016	JPY	260,000		$2,474	0	(92)
	10/2016	RUB	9,284		143	0	(4)
	10/2016		$111	RUB	7,131	2	0
	11/2016	JPY	147,800		$1,449	0	(10)
	12/2016	RUB	7,131		110	0	(2)
GLM	10/2016	DKK	4,705		705	0	(5)
	10/2016	MXN	11,088		556	0	(15)
	11/2016	EUR	187		210	0	0
	11/2016	GBP	1,470		1,923	16	0
	11/2016	SEK	3,930		465	6	0
	11/2016	TWD	73,644		2,306	0	(53)
	11/2016		$1,575	AUD	2,087	22	(1)
	11/2016		1,645	GBP	1,238	0	(39)
	11/2016		624	INR	42,357	9	0
	11/2016		588	THB	20,459	2	0
	12/2016	JPY	120,000		$1,185	0	(2)
	07/2017		$106	BRL	383	3	0
HUS	10/2016	CNH	17,717		$2,655	4	(1)
	10/2016	DKK	49,155		7,397	0	(20)
	11/2016	EUR	189		213	0	0
	11/2016	SGD	5,492		4,092	64	0
	11/2016		$445	INR	30,184	6	0
	11/2016		408	JPY	41,600	3	0
	11/2016		98	TWD	3,072	0	0
	01/2017	CNH	1,313		$199	3	0
	01/2017		$841	CNY	5,571	0	(12)
	02/2017		400	RUB	29,032	49	0
	07/2017	BRL	13,500		$3,603	0	(248)
	07/2017	DKK	14,345		2,159	0	(35)
JPM	10/2016	BRL	7,200		1,870	0	(344)
	10/2016	CNH	4,600		703	14	0
	10/2016	DKK	40,029		6,070	44	(13)
	10/2016	JPY	1,040,000		9,866	0	(400)
	10/2016		$2,168	BRL	7,200	49	(3)
	10/2016		5,071	CAD	6,709	43	0
	10/2016		702	CNY	4,598	0	(13)
	10/2016		385	TRY	1,151	0	(3)
	11/2016	CAD	6,709		$5,072	0	(43)
	11/2016	EUR	1,474		1,655	0	(4)
	11/2016	GBP	5,145		6,679	5	0
	11/2016	JPY	2,740,000		26,998	0	(60)
	11/2016		$1,141	EUR	1,019	6	0
	11/2016		39,873	JPY	4,059,715	228	0
	11/2016		657	KRW	734,610	10	0
	11/2016		404	TWD	12,867	8	0
	04/2017	DKK	8,380		$1,272	0	(4)
	07/2017	BRL	2,300		614	0	(42)
	07/2017	DKK	3,535		533	0	(7)
MSB	10/2016	BRL	7,809		2,412	11	0
	10/2016		$2,405	BRL	7,809	0	(4)
	10/2016		1,061	CAD	1,400	6	0
	11/2016		2,392	BRL	7,809	0	(11)
	07/2017	BRL	6,500		$1,858	4	0
NGF	11/2016		$493	SGD	671	0	(1)
RBC	11/2016		463	CHF	450	1	0
SCX	10/2016	CNH	18,435		$2,801	40	0
	10/2016		$2,799	CNY	18,439	0	(35)
	11/2016	AUD	242		$184	0	(1)
	11/2016	GBP	232		308	7	0
	11/2016		$1,236	CHF	1,200	2	0
	11/2016		3,304	JPY	330,600	0	(38)
	11/2016		305	KRW	338,794	3	0
	01/2017		191	CNH	1,313	5	0
SOG	10/2016	RUB	36,169		$558	0	(16)
	11/2016		$2,450	KRW	2,725,475	24	0
	11/2016		697	MYR	2,835	0	(11)
	11/2016		1,321	SGD	1,772	0	(21)
	01/2017	CNY	7,027		$1,014	0	(32)
UAG	11/2016	JPY	191,000		1,881	0	(6)
	11/2016		$170	EUR	150	0	(1)
	11/2016		181	TWD	5,764	4	0
	12/2016	EUR	700		$785	0	(4)
	12/2016		$3,348	JPY	340,000	16	0
	04/2017	DKK	19,183		$2,915	0	(5)

Total Forward Foreign Currency Contracts						$1,467	$(2,091)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY	97.000	10/19/2016		$2,498	$6	$3
DUB	Call - OTC USD versus BRL	BRL	3.610	06/29/2017		500	33	24
	Put - OTC USD versus BRL		3.610	06/29/2017		500	32	40
GLM	Call - OTC USD versus BRL		3.609	06/30/2017		600	39	30
	Put - OTC USD versus BRL		3.609	06/30/2017		600	39	48
HUS	Put - OTC USD versus JPY	JPY	93.150	11/10/2016		2,600	5	2
SCX	Put - OTC GBP versus USD		$1.250	10/10/2016	GBP	1,300	25	0
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$62	19	60
	Put - OTC USD versus JPY	JPY	96.650	10/20/2016		1,409	3	1

							$201	$208

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$83,800	$27	$10
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/09/2017		46,900	23	21
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	60,000	4	1

								$54	$32

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.000% due 12/01/2046	$80.000	12/06/2016	$15,000	$1	$0
	Put - OTC Fannie Mae 3.500% due 12/01/2046	84.000	12/06/2016	7,000	0	0
					$1	$0

Total Purchased Options					$256	$240

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	10/19/2016	EUR	3,200	$(3)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$400	$(5)	$0
CBK	Put - OTC EUR versus AUD	AUD	1.437	12/08/2016	EUR	700	(5)	(5)
	Call - OTC EUR versus AUD		1.528	12/08/2016		700	(5)	(5)
	Put - OTC EUR versus AUD		1.424	01/10/2017		470	(4)	(4)
	Call - OTC EUR versus AUD		1.530	01/10/2017		470	(4)	(4)
	Call - OTC USD versus JPY	JPY	106.550	10/19/2016		$2,498	(6)	0
DUB	Call - OTC USD versus BRL	BRL	3.890	06/28/2018		800	(77)	(68)
	Put - OTC USD versus BRL		3.890	06/28/2018		800	(76)	(91)
FBF	Call - OTC USD versus BRL		6.300	01/11/2018		500	(27)	(4)
GLM	Put - OTC EUR versus AUD	AUD	1.438	12/08/2016	EUR	500	(4)	(4)
	Call - OTC EUR versus AUD		1.529	12/08/2016		500	(3)	(3)
	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017		1,000	(39)	(2)
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,000	(34)	(44)
	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		$1,900	(24)	(20)
	Call - OTC USD versus BRL		3.892	07/02/2018		900	(86)	(77)
	Put - OTC USD versus BRL		3.892	07/02/2018		900	(86)	(102)
HUS	Call - OTC USD versus JPY	JPY	106.500	11/10/2016		2,600	(5)	(4)
JPM	Put - OTC USD versus CNH	CNH	6.600	09/11/2017		1,500	(14)	(17)
MSB	Call - OTC USD versus BRL	BRL	3.500	11/28/2016		1,200	(16)	(13)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		500	(13)	(26)
SCX	Call - OTC GBP versus USD		$1.350	10/10/2016	GBP	1,300	(18)	0
	Call - OTC USD versus JPY	JPY	106.050	10/20/2016		$1,409	(3)	0
SOG	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		1,100	(13)	0
	Put - OTC USD versus KRW	KRW	1,145.000	01/17/2017		400	(9)	(21)
UAG	Put - OTC USD versus KRW		1,145.000	01/17/2017		500	(11)	(26)

							$(587)	$(540)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000%	03/03/2017	JPY	410,000	$(4)	$(1)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$100	$0	$3

Total Written Options					$(594)	$(539)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BAT Netherlands Finance BV	(1.000)%	12/20/2020	0.440%	EUR	100	$(2)	$(1)	$0	$(3)
	ING Bank NV	(1.000)	12/20/2021	1.743		200	6	2	8	0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
BPS	BASF SE	(1.000)	12/20/2020	0.379	EUR	100	(2)	(1)	0	(3)
	HSBC Bank PLC	(1.000)	06/20/2021	1.565		600	8	10	18	0
	ING Bank NV	(1.000)	12/20/2021	1.743		100	4	0	4	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		100	(2)	(1)	0	(3)
	Teliasonera AB	(1.000)	12/20/2020	0.441		200	(2)	(3)	0	(5)
	UBS AG	(1.000)	12/20/2021	0.771		300	(5)	1	0	(4)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.411		100	(1)	(2)	0	(3)
BRC	Altria Group, Inc.	(1.000)	12/20/2020	0.242		$200	(7)	1	0	(6)
	Bayer AG	(1.000)	12/20/2020	0.563	EUR	100	(2)	0	0	(2)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$100	(3)	0	0	(3)
	WPP Group PLC	(3.750)	06/20/2017	0.094	GBP	1,000	0	(36)	0	(36)
CBK	Bayer AG	(1.000)	12/20/2020	0.563	EUR	100	(2)	0	0	(2)
	HSBC Bank PLC	(1.000)	12/20/2021	1.680		200	5	3	8	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		100	(2)	(2)	0	(4)
	UBS AG	(1.000)	06/20/2021	1.767		200	5	3	8	0
	UBS AG	(1.000)	12/20/2021	1.854		200	8	2	10	0
	UBS AG	(1.000)	06/20/2024	2.072		$1,000	56	17	73	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		100	(3)	0	0	(3)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.242		100	(3)	0	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.242		100	(3)	0	0	(3)
	BASF SE	(1.000)	12/20/2020	0.379	EUR	100	(2)	(1)	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440		100	(3)	0	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.272		100	(2)	(2)	0	(4)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		$300	(9)	0	0	(9)
	SABMiller PLC	(1.000)	01/20/2022	0.296		100	(3)	(1)	0	(4)
	United Utilities PLC	(1.000)	12/20/2020	0.583	EUR	200	(1)	(3)	0	(4)
	UST, Inc.	(0.720)	03/20/2018	0.060		$1,000	0	(10)	0	(10)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.242		100	(3)	0	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.440	EUR	100	(2)	(1)	0	(3)
	Pfizer, Inc.	(1.000)	12/20/2020	0.247		$500	(19)	3	0	(16)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.295		100	(3)	0	0	(3)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.247		100	(4)	1	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.311		100	(3)	0	0	(3)
RYL	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.134		1,000	0	(6)	0	(6)
SOG	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.682		600	87	33	120	0

							$80	$6	$249	$(163)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR	500	$(3)	$4	$1	$0
BPS	Tesco PLC	1.000	06/20/2021	1.975		100	(8)	3	0	(5)
BRC	Brazil Government International Bond	1.000	03/20/2023	3.014		$800	(43)	(49)	0	(92)
CBK	Barclays Bank PLC	1.000	06/20/2021	0.983	EUR	400	0	1	1	0
	Tesco PLC	1.000	12/20/2020	1.747		100	(9)	6	0	(3)
FBF	Tesco PLC	1.000	06/20/2021	1.975		200	(15)	5	0	(10)
JPM	Tesco PLC	1.000	12/20/2020	1.747		200	(16)	9	0	(7)
MYC	Barclays Bank PLC	1.000	06/20/2021	0.983		100	0	0	0	0
	Brazil Government International Bond	1.000	06/20/2019	1.420		$1,000	(22)	11	0	(11)
SOG	Tesco PLC	1.000	12/20/2020	1.747	EUR	500	(43)	26	0	(17)

							$(159)	$16	$2	$(145)

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	iTraxx Europe Subordinated 26 5-Year Index	(1.000)%	12/20/2021	EUR 200	$13	$2	$15	$0
BPS	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021	100	7	1	8	0
MYC	iTraxx Europe Subordinated 26 5-Year Index	(1.000)	12/20/2021	600	39	8	47	0

					$59	$11	$70	$0

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.505% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	930		$1,038	$8	$(5)	$3	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022		3,300		3,716	(24)	3	0	(21)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	4,600		6,543	(4)	(579)	0	(583)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.517% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	500		563	(1)	(2)	0	(3)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.470% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022		900		1,013	2	(5)	0	(3)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.506% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027		3,420		3,818	29	(18)	11	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	3,300		4,653	14	(390)	0	(376)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.478% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2022	EUR	7,000		7,881	(6)	(22)	0	(28)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.771% based on the notional amount of currency delivered	01/23/2019		$1,376	JPY	140,000	12	(16)	0	(4)
GLM	Floating rate equal to 3-Month CAD-LIBOR less 0.123% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	3,400		$2,599	10	(16)	0	(6)
	Floating rate equal to 3-Month CAD-LIBOR less 0.125% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018		3,400		2,599	(4)	(2)	0	(6)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.484% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2027	EUR	400		447	0	2	2	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	5,100		7,381	(54)	(716)	0	(770)
	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency delivered	01/23/2019		$3,145	JPY	320,000	(3)	(6)	0	(9)
	Floating rate equal to 3-Month JPY-LIBOR less 0.768% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	JPY	1,665		$170,000	1	(12)	0	(11)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.128% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/21/2018	CAD	800		612	(6)	4	0	(2)
UAG	Floating rate equal to 3-Month EUR-EURIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	700		782	9	(2)	7	0

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency delivered	09/21/2018	$2,060	JPY	210,000	40	(49)	0	(9)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency delivered	09/21/2018	1,275		130,000	(18)	12	0	(6)

						$5	$(1,819)	$23	$(1,837)

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	757,900	$0	$18	$18	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		469,700	0	12	12	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		2,273,700	0	55	55	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		757,900	0	18	18	0

							$0	$103	$103	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.400%	12/06/2016	$2	$0	$7	$7	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	7.250	01/03/2017	4	0	9	9	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.500	03/22/2017	5	0	15	15	0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	8.150	03/30/2017	3	0	8	8	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.800	12/06/2016	2	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.250	01/03/2017	4	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.300	03/22/2017	5	0	(9)	0	(9)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	10.050	03/30/2017	3	0	(5)	0	(5)
UAG	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.850	01/05/2017	3	0	6	6	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	8.750	01/05/2017	3	0	(2)	0	(2)

						$0	$21	$45	$(24)

Total Swap Agreements						$(15)	$(1,662)	$492	$(2,169)

(m)	Securities with an aggregate market value of $1,409 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$693	$0	$693
Bermuda
Bank Loan Obligations	0	0	2,735	2,735
Brazil
Corporate Bonds & Notes	0	2,091	0	2,091
Sovereign Issues	0	6,270	0	6,270
Canada
Corporate Bonds & Notes	0	1,524	0	1,524
Non-Agency Mortgage-Backed Securities	0	994	0	994
Sovereign Issues	0	8,887	0	8,887
Cayman Islands
Asset-Backed Securities	0	1,171	0	1,171
Denmark
Corporate Bonds & Notes	0	29,085	0	29,085
France
Corporate Bonds & Notes	0	2,955	0	2,955
Sovereign Issues	0	9,372	0	9,372
Germany
Corporate Bonds & Notes	0	591	0	591
Sovereign Issues	0	1,679	0	1,679
Greece
Sovereign Issues	0	58	0	58
Guernsey, Channel Islands
Corporate Bonds & Notes	0	932	0	932
Ireland
Asset-Backed Securities	0	159	0	159
Corporate Bonds & Notes	0	2,323	0	2,323
Sovereign Issues	0	644	0	644
Italy
Corporate Bonds & Notes	0	2,003	0	2,003
Non-Agency Mortgage-Backed Securities	0	1,052	0	1,052
Sovereign Issues	0	5,646	0	5,646
Japan
Corporate Bonds & Notes	0	1,743	0	1,743
Sovereign Issues	0	20,858	0	20,858
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,730	0	1,730
Luxembourg
Corporate Bonds & Notes	0	832	0	832
Netherlands
Asset-Backed Securities	0	254	0	254
Corporate Bonds & Notes	0	3,104	0	3,104
Norway
Corporate Bonds & Notes	0	819	0	819
Sovereign Issues	0	226	0	226
Portugal
Corporate Bonds & Notes	0	465	106	571
Qatar
Sovereign Issues	0	329	0	329
Slovenia
Sovereign Issues	0	3,841	0	3,841
South Korea
Sovereign Issues	0	1,063	0	1,063
Spain
Sovereign Issues	0	6,934	0	6,934
Supranational
Corporate Bonds & Notes	0	1,164	0	1,164
Sweden
Corporate Bonds & Notes	0	1,637	0	1,637
Switzerland
Corporate Bonds & Notes	0	1,736	0	1,736
Sovereign Issues	0	170	0	170
United Kingdom
Corporate Bonds & Notes	0	14,561	0	14,561
Non-Agency Mortgage-Backed Securities	0	791	0	791
Sovereign Issues	0	11,604	0	11,604
United States
Asset-Backed Securities	0	9,491	0	9,491
Bank Loan Obligations	0	501	0	501
Corporate Bonds & Notes	0	13,005	0	13,005
Municipal Bonds & Notes	0	2,064	0	2,064
Non-Agency Mortgage-Backed Securities	0	18,365	888	19,253
Preferred Securities	89	0	0	89
U.S. Government Agencies	0	63,979	0	63,979
U.S. Treasury Obligations	0	20,901	0	20,901
Short-Term Instruments
Certificates of Deposit	0	1,402	0	1,402
Repurchase Agreements	0	162	0	162
Japan Treasury Bills	0	48,724	0	48,724
	$89	$330,584	$3,729	$334,402
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$238	$0	$0	$238

Total Investments	$327	$330,584	$3,729	$334,640

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(25,015)	0	(25,015)
U.S. Treasury Obligations	0	(3,399)	0	(3,399)
	$0	$(28,414)	$0	$(28,414)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	503	0	554
Over the counter	0	2,199	0	2,199
	$51	$2,702	$0	$2,753

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(313)	(185)	0	(498)
Over the counter	0	(4,799)	0	(4,799)

	$(313)	$(4,984)	$0	$(5,297)

Totals	$65	$299,888	$3,729	$303,682

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 12/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$2,900	$0	$(155)	$(2)	$(1)	$(7)	$0	$0	$2,735	$0
Portugal
Corporate Bonds & Notes	0	0	0	0	0	0	106	0	106	0
United States
Non-Agency Mortgage-Backed Securities	1,080	0	(204)	1	3	8	0	0	888	(1)

Totals	$3,980	$0	$(359)	$(1)	$2	$1	$106	$0	$3,729	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$2,735	Proxy Pricing	Base Price	98.75
Portugal
Corporate Bonds & Notes	106	Indicative Market Quotation	Broker Quote	23.50
United States
Non-Agency Mortgage-Backed Securities	888	Third Party Vendor	Broker Quote	75.75 - 93.91

Total	$3,729

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

September 30, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$450

Total Short-Term Instruments (Cost $450)		450

Total Investments in Securities (Cost $450)		450

	SHARES
INVESTMENTS IN AFFILIATES 97.3%
MUTUAL FUNDS (a) 89.8%
PIMCO Emerging Markets Bond Fund	1,996,307	21,021
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,981,005	20,959
PIMCO Global Advantage® Strategy Bond Fund	2,671,877	27,974
PIMCO Income Fund	2,915,744	35,164
PIMCO Investment Grade Corporate Bond Fund	3,302,735	34,976
PIMCO RAE Fundamental International Fund	3,876,459	35,121
PIMCO RAE Fundamental PLUS EMG Fund	3,794,237	34,641
PIMCO RAE Fundamental PLUS Small Fund	3,494,428	35,329
PIMCO Real Return Fund	3,109,973	34,925
PIMCO Short-Term Fund	10,752,157	104,941
PIMCO StocksPLUS® Fund	3,845,687	35,188
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	4,922,288	34,899
PIMCO StocksPLUS® International Fund (Unhedged)	12,117,571	69,797
PIMCO Total Return Fund IV	9,877,617	104,703

Total Mutual Funds (Cost $635,113)		629,638

SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	5,346,921	52,860

Total Short-Term Instruments (Cost $52,857)		52,860

Total Investments in Affiliates (Cost $687,970)		682,498

Total Investments 97.4% (Cost $688,420)		$682,948
Financial Derivative Instruments (c) 1.1% (Cost or Premiums, net $12,940)		7,529
Other Assets and Liabilities, net 1.5%		10,754

Net Assets 100.0%		$701,231

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$450	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(459)	$450	$450

Total Repurchase Agreements						$(459)	$450	$450

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,450.000	06/16/2017	788	$2,168	$820
Put - CBOE S&P 500 Index	1,650.000	06/16/2017	788	3,921	1,690
Put - CBOE S&P 500 Index	1,850.000	06/16/2017	788	6,851	3,346

				$12,940	$5,856

Total Purchased Options				$12,940	$5,856

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2016	2,812	$243	$1,673	$0

Total Futures Contracts				$243	$1,673	$0

Cash of $12,147 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$450	$0	$450
	$0	$450	$0	$450

Investments in Affiliates, at Value
Mutual Funds	629,638	0	0	629,638
Short-Term Instruments
Central Funds Used for Cash Management Purposes	52,860	0	0	52,860

	$682,498	$0	$0	$682,498

Total Investments	$682,498	$450	$0	$682,948

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,673	$5,856	$0	$7,529

Totals	$684,171	$6,306	$0	$690,477

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.7%
BANK LOAN OBLIGATIONS 0.4%
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		$582	$583
5.500% due 04/01/2022		2,353	2,362

Total Bank Loan Obligations (Cost $2,779)			2,945

CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 5.4%
Ally Financial, Inc.
2.750% due 01/30/2017		4,400	4,412
5.500% due 02/15/2017		1,600	1,621
BPCE S.A.
4.625% due 07/11/2024		1,500	1,534
BRFkredit A/S
2.000% due 10/01/2017	DKK	2,400	371
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$800	818
Deutsche Bank AG
1.350% due 05/30/2017		1,800	1,765
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,327
4.750% due 08/15/2017		800	822
Goldman Sachs Group, Inc.
2.050% due 09/15/2020		6,200	6,239
ING Bank NV
2.625% due 12/05/2022		1,000	1,038
International Lease Finance Corp.
8.750% due 03/15/2017		6,100	6,282
JPMorgan Chase & Co.
2.750% due 06/23/2020		2,100	2,162
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,100	2,548
National Bank of Greece S.A.
3.875% due 10/07/2016		100	112
Nationwide Building Society
10.250% due 06/29/2049 (e)	GBP	3	416
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	3,100	473
2.000% due 10/01/2017		2,500	385
Nykredit Realkredit A/S
1.000% due 07/01/2017		2,300	351
1.000% due 10/01/2017		11,700	1,790
2.000% due 10/01/2017		5,000	772
Realkredit Danmark A/S
1.000% due 01/01/2017		6,300	954
2.000% due 04/01/2017		3,400	519
2.000% due 01/01/2018		5,000	776
Santander UK PLC
5.000% due 11/07/2023		$800	836
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		2,800	2,948

			43,271

INDUSTRIALS 0.9%
AbbVie, Inc.
3.200% due 05/14/2026		2,000	2,030
Cigna Corp.
4.500% due 03/15/2021		200	219
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,700	4,094
Kinder Morgan, Inc.
7.250% due 06/01/2018		$100	108
Pioneer Natural Resources Co.
6.875% due 05/01/2018		400	430

			6,881

Total Corporate Bonds & Notes (Cost $49,445)			50,152

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
2.848% due 05/01/2038		3,863	4,111
3.500% due 09/01/2046		500	528

Fannie Mae, TBA
3.000% due 11/01/2046		37,000	38,382
3.500% due 10/01/2031 - 11/01/2046		53,900	56,882

Total U.S. Government Agencies (Cost $99,761)			99,903

U.S. TREASURY OBLIGATIONS 35.4%
U.S. Treasury Bonds
2.250% due 08/15/2046		590	581
2.500% due 02/15/2046		32,016	33,206
2.500% due 05/15/2046		14,320	14,870
3.000% due 11/15/2045		190	218
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (j)		9,515	9,623
0.125% due 04/15/2019 (j)		16,463	16,750
0.125% due 04/15/2020 (j)		1,233	1,258
0.125% due 04/15/2021		16,043	16,393
0.125% due 01/15/2023		104	106
0.125% due 07/15/2024		1,166	1,185
0.125% due 07/15/2026		7,108	7,200
0.250% due 01/15/2025		14,600	14,898
0.375% due 07/15/2023		300	311
0.750% due 02/15/2042		383	398
1.250% due 07/15/2020		783	838
1.375% due 02/15/2044		1,921	2,293
1.625% due 01/15/2018 (j)		1,149	1,185
1.875% due 07/15/2019 (j)		676	727
2.125% due 02/15/2040		6,992	9,353
2.125% due 02/15/2041 (j)		8,132	10,980
2.375% due 01/15/2025		2,247	2,683
2.500% due 01/15/2029		8,194	10,433
3.625% due 04/15/2028		4,226	5,850
U.S. Treasury Notes
1.125% due 08/31/2021		79,600	79,535
1.375% due 04/30/2021 (j)(l)		5,200	5,255
1.625% due 04/30/2019 (j)(l)		30,200	30,789
2.125% due 09/30/2021 (l)		1,600	1,672
2.125% due 12/31/2021 (l)		2,500	2,614

Total U.S. Treasury Obligations (Cost $278,043)			281,204

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Assets Trust
0.715% due 09/25/2046 ^		1,392	1,054
Bear Stearns ALT-A Trust
3.004% due 01/25/2036		2,190	1,771
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		2,998	2,552
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	792	670
Marche Mutui SRL
0.108% due 02/25/2055		196	219
1.953% due 01/27/2064		673	762
Residential Accredit Loans, Inc. Trust
0.705% due 06/25/2046		$327	145
Structured Adjustable Rate Mortgage Loan Trust
2.967% due 01/25/2036 ^		1,121	849

Total Non-Agency Mortgage-Backed Securities (Cost $7,665)			8,022

ASSET-BACKED SECURITIES 1.0%
Citigroup Mortgage Loan Trust, Inc.
0.655% due 08/25/2036		1,621	1,499
Fremont Home Loan Trust
0.675% due 10/25/2036		2,769	1,443
JPMorgan Mortgage Acquisition Corp.
0.915% due 05/25/2035		1,300	1,093
Jubilee CDO BV
0.023% due 07/30/2024	EUR	417	468
0.179% due 09/20/2022		600	663
Long Beach Mortgage Loan Trust
0.825% due 01/25/2036		$1,900	1,353
Queen Street CLO BV
0.141% due 08/15/2024	EUR	707	793
Residential Asset Securities Corp. Trust
0.675% due 07/25/2036		$903	803

Total Asset-Backed Securities (Cost $7,353)			8,115

SOVEREIGN ISSUES 14.5%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (c)	BRL	47,300	14,087
0.000% due 04/01/2017 (c)		78,600	22,711

Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	14,637	2,392
France Government International Bond
1.850% due 07/25/2027 (d)	EUR	1,281	1,898
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (d)		499	613
2.350% due 09/15/2024 (d)		3,111	4,100
Japan Government International Bond
0.100% due 09/10/2024 (d)	JPY	99,500	1,034
0.100% due 03/10/2026 (d)		228,995	2,389
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	2,924	174
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	725	553
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	368	377
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	21,408	32,945
0.125% due 03/22/2026 (d)		9,997	15,890
1.125% due 11/22/2037 (d)		1,377	3,147
1.875% due 11/22/2022 (d)		7,557	12,532

Total Sovereign Issues (Cost $115,007)			114,842

	SHARES
COMMON STOCKS 3.0%
CONSUMER DISCRETIONARY 0.3%
CST Brands, Inc.		42,531	2,045

CONSUMER STAPLES 0.2%
WhiteWave Foods Co. (a)		29,190	1,589

FINANCIALS 0.3%
Fidelity & Guaranty Life (i)		96,102	2,228

HEALTH CARE 0.7%
Alere, Inc. (a)		58,647	2,536
Cepheid (a)		61,785	3,255

			5,791

INDUSTRIALS 0.7%
Joy Global, Inc. (i)		58,730	1,629
Virgin America, Inc. (a)(i)		73,341	3,925

			5,554

INFORMATION TECHNOLOGY 0.8%
inContact, Inc. (a)		230,766	3,226
LinkedIn Corp. ‘A’ (a)		16,652	3,183

			6,409

Total Common Stocks (Cost $24,578)			23,616

EXCHANGE-TRADED FUNDS 4.5%
iShares MSCI EAFE ETF		229,737	13,584
Vanguard REIT ETF		258,764	22,445

Total Exchange-Traded Funds (Cost $37,135)			36,029

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (g) 4.8%			38,311

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.478% due 03/02/2017 - 03/09/2017 (b)(c)(j)(l)†	$1,400	1,398

Total Short-Term Instruments (Cost $39,708)		39,709

Total Investments in Securities (Cost $661,474)		664,537

	SHARES
INVESTMENTS IN AFFILIATES 28.3%
MUTUAL FUNDS (f) 25.7%
PIMCO Capital Securities and Financials Fund	624,117	6,210
PIMCO Emerging Markets Corporate Bond Fund	2,033	21
PIMCO Income Fund	12,377,673	149,275
PIMCO Mortgage Opportunities Fund	1,888,765	21,097
PIMCO RAE Fundamental PLUS Fund	2,765,845	17,840
PIMCO TRENDS Managed Futures Strategy Fund	943,781	9,013

Total Mutual Funds (Cost $204,430)		203,456

EXCHANGE-TRADED FUNDS 2.1%
PIMCO Diversified Income Active Exchange-Traded Fund	136,687	6,920
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	224,100	9,640

Total Exchange-Traded Funds (Cost $17,607)		16,560

SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	375,617	3,713

Total Short-Term Instruments (Cost $3,713)		3,713

Total Investments in Affiliates (Cost $225,750)		223,729

Total Investments 112.0% (Cost $887,224)		$888,266
Financial Derivative Instruments (h)(k) (0.4)% (Cost or Premiums, net $10,087)		(2,943)
Other Assets and Liabilities, net (11.6)%		(91,918)

Net Assets 100.0%		$793,405

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	1.250	% †	09/30/2016	10/03/2016	$17,400	Ginnie Mae 4.000% due 10/20/2045	$(8,803)	$17,400	$17,402
						U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(9,084)
DEU	1.300	†	09/30/2016	10/03/2016	10,100	U.S. Treasury Bonds 3.125% due 02/15/2043	(10,247)	10,100	10,101
SAL	1.300	†	09/30/2016	10/03/2016	10,100	U.S. Treasury Notes 1.750% due 01/31/2023	(10,289)	10,100	10,101
SSB	0.010	†	09/30/2016	10/03/2016	711	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(733)	711	711

Total Repurchase Agreements							$(39,156)	$38,311	$38,315

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(47,609) at a weighted average interest rate of 0.538%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$2,000	$(2,140)	$(2,148)

Total Short Sales				$(2,140)	$(2,148)

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note January Futures	$129.000	12/23/2016	867	$7	$7

Total Purchased Options				$7	$7

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	53	$(19)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	82	(27)	(33)

				$(46)	$(35)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,100.000	10/21/2016	37	$(88)	$(30)
Put - CBOE S&P 500 Index	2,100.000	10/31/2016	37	(55)	(45)
Put - CBOE S&P 500 Index	2,050.000	12/16/2016	38	(156)	(97)
Put - CBOE Volatility S&P 500 Index	16.000	10/19/2016	829	(148)	(117)
Put - EUREX EURO STOXX 50 Index	2,850.000	10/21/2016	243	(89)	(37)
Call - EUREX EURO STOXX 50 Index	3,050.000	10/21/2016	234	(60)	(71)

				$(596)	$(397)

Total Written Options				$(642)	$(432)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	268	$(22)	$3	$0
Aluminum January Futures †	Short	01/2017	64	(54)	0	0
Arabica Coffee March Futures †	Short	03/2017	7	0	0	(4)
Brent Crude February Futures †	Short	12/2016	2	(6)	0	(1)
Brent Crude June Futures †	Short	04/2017	78	(37)	0	(37)
Call Options Strike @ USD 51.000 on Brent Crude December Futures †	Short	10/2016	278	(124)	3	0
Cocoa March Futures †	Long	03/2017	18	(13)	5	0
Copper January Futures †	Long	01/2017	12	69	0	0
Corn March Futures †	Short	03/2017	125	(52)	0	(47)
E-mini S&P 500 Index December Futures	Long	12/2016	1,777	1,510	1,007	(7)
Euro STOXX 50 December Futures	Long	12/2016	2,145	185	386	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	55	5	25	(20)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	94	176	0	(47)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	163	(261)	82	(4)
FTSE 100 Index December Futures	Long	12/2016	256	735	244	(66)
Gas Oil January Futures †	Short	01/2017	29	(76)	0	(5)
Gold 100 oz. February Futures †	Short	02/2017	6	22	5	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	3	4	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	4	3	0	(1)
Japan Government 10-Year Bond December Futures	Short	12/2016	1	(7)	1	0
Lead January Futures †	Long	01/2017	22	147	0	0
Mini MSCI Emerging Markets Index December Futures	Long	12/2016	477	(95)	134	0
Natural Gas January Futures †	Long	12/2016	1	(2)	0	0
New York Harbor ULSD January Futures †	Short	12/2016	10	(41)	0	(8)
Nickel January Futures †	Long	01/2017	14	47	0	0
Nikkei 225 Index December Futures	Long	12/2016	157	(267)	102	(232)
Nikkei 225 Yen-denominated Futures December Futures	Short	12/2016	74	(15)	6	(13)
Nikkei 400 Index December Futures	Long	12/2016	2,722	(338)	322	(550)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,775	9	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	243	4	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,775	(29)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	243	(14)	0	0
Put Options Strike @ USD 42.000 on Brent Crude December Futures †	Short	10/2016	292	99	20	0
S&P 200 Index December Futures	Long	12/2016	17	57	20	(15)
S&P/Toronto Stock Exchange 60 December Futures	Long	12/2016	85	282	56	(41)
Silver March Futures †	Short	03/2017	9	41	0	(1)
Soybean January Futures †	Long	01/2017	9	(18)	1	0
Sugar No. 11 March Futures †	Long	02/2017	97	241	0	(38)
U.S. Treasury 2-Year Note December Futures	Short	12/2016	595	58	56	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	958	700	0	(404)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	90	238	132	0
United Kingdom Long Gilt December Futures	Short	12/2016	39	53	46	0
Wheat March Futures †	Short	03/2017	114	(24)	0	(17)
WTI Crude February Futures †	Short	01/2017	25	(71)	0	(11)
Zinc January Futures †	Long	01/2017	26	66	0	0

Total Futures Contracts				$3,185	$2,656	$(1,569)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$36,900	$(1,687)	$(303)	$0	$(232)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$25,700	$373	$26	$40	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	15.700%	01/02/2017	BRL	270,700	$(1,463)	$(11)	$1	$0
Pay	3-Month CAD-Bank Bill *	2.250	06/16/2026	CAD	11,020	287	192	0	(25)
Pay	3-Month USD-LIBOR	1.500	12/16/2017		$23,880	252	21	0	(1)
Pay	3-Month USD-LIBOR	1.250	06/15/2018		15,100	116	45	0	(3)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		65,800	(881)	160	125	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		60,000	3,917	3,500	0	(148)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		18,300	(957)	(286)	49	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		31,900	(910)	(239)	98	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		16,800	(860)	(777)	57	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		60,100	(2,124)	(1,931)	206	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		8,600	(261)	(229)	29	0
Pay	3-Month USD-LIBOR *	2.100	05/20/2026		5,840	90	(12)	0	(20)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		6,600	(530)	(201)	34	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		7,900	(23)	(11)	27	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		98,640	(2,401)	(628)	533	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		6,570	(659)	65	65	0
Receive	6-Month EUR-EURIBOR *	0.000	03/15/2022	EUR	27,500	(182)	(99)	18	0
Receive	6-Month EUR-EURIBOR *	1.100	05/20/2026		680	(20)	(2)	0	0
Pay	6-Month EUR-EURIBOR *	0.500	03/15/2027		22,300	461	335	0	(4)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		3,050	(467)	(329)	7	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	37,500	(94)	(23)	17	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2022		3,900	3	(20)	7	0
Receive	6-Month GBP-LIBOR *	1.900	05/18/2026		5,770	(331)	(290)	19	0
Receive	6-Month GBP-LIBOR *	0.750	03/15/2027		22,450	134	(366)	121	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		2,620	(693)	(571)	75	0
Receive	6-Month JPY-LIBOR	1.000	03/20/2024	JPY	1,450,000	(1,124)	(788)	8	0
Receive	6-Month JPY-LIBOR *	0.300	05/25/2026		652,000	(41)	11	9	0

						$(8,761)	$(2,484)	$1,505	$(201)

Total Swap Agreements						$(10,075)	$(2,761)	$1,545	$(433)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $7,310 have been pledged as collateral as of September 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $27,769 and cash of $4,979 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2016		$937	GBP	722	$0	$(1)
BOA	10/2016	BRL	35,596		$10,162	12	(795)
	10/2016	DKK	2,091		314	0	(1)
	10/2016		$10,895	BRL	35,596	50	0
	10/2016		4,175	CNH	27,817	0	(10)
	11/2016	TWD	297,296		$9,314	0	(211)
	11/2016		$16,872	CAD	22,114	0	(11)
	11/2016		865	EUR	773	5	0
	11/2016		33,692	JPY	3,404,500	0	(62)
	11/2016	ZAR	23,172		$1,646	0	(31)
	04/2017		$1	DKK	6	0	0
BPS	10/2016	BRL	19,700		$5,276	1	(782)
	10/2016		$5,930	BRL	19,700	127	0
	11/2016		813	EUR	726	4	0
	01/2017	BRL	7,800		$1,796	0	(538)
	01/2017	DKK	6,363		974	10	0
	04/2017	BRL	20,800		5,943	0	(127)
BRC	10/2016		$350	DKK	2,323	1	0
	11/2016		14,477	INR	980,693	174	0
	07/2017	DKK	2,323		$354	0	(1)
CBK	10/2016	BRL	2,800		678	0	(183)
	10/2016	CNH	63,213		9,709	244	0
	10/2016		$863	BRL	2,800	0	(2)
	10/2016		7,292	MXN	132,398	0	(477)
	11/2016	AUD	11,025		$8,309	0	(121)
	11/2016		$14,591	CHF	14,165	25	0
	11/2016		1,546	EUR	1,375	2	0
	01/2017	DKK	5,225		$790	0	(2)
DUB	10/2016	BRL	29,680		9,143	17	0
	10/2016		$9,084	BRL	29,680	56	(13)
	11/2016	KRW	3,543,752		$3,221	5	0
	11/2016		$1,075	ILS	4,108	22	0
	01/2017	BRL	9,500		$2,195	0	(648)
	04/2017	DKK	3,474		526	0	(3)
FBF	10/2016		1,535		231	0	(1)
GLM	10/2016	BRL	17,900		4,464	0	(1,040)
	10/2016	DKK	1,535		233	1	0
	10/2016		$5,514	BRL	17,900	0	(10)
	10/2016		3,968	MXN	78,111	53	0
	10/2016		4,145	RUB	265,238	66	0
	11/2016	GBP	2,966		$3,919	71	0
	11/2016		$13,102	AUD	17,022	0	(86)
	11/2016		645	EUR	575	2	0
	11/2016		5,275	JPY	534,000	0	(1)
	11/2016		1,154	NOK	9,550	41	0
	11/2016		4,925	SEK	41,505	0	(77)
	01/2017	BRL	16,100		$3,767	0	(1,052)
HUS	10/2016		$3,770	DKK	25,046	9	0
	11/2016	EUR	2,457		$2,750	0	(15)
	11/2016	PLN	879		227	0	(3)
	11/2016		$667	CHF	647	1	0
	11/2016		1,304	EUR	1,164	6	0
	11/2016		7,243	INR	488,468	55	0
	11/2016		2,318	SGD	3,109	0	(38)
	01/2017	CNH	15,725		$2,276	0	(68)
	01/2017		$965	DKK	6,415	7	0
	10/2017	DKK	25,046		$3,835	0	(12)
JPM	10/2016	BRL	54,520		13,434	2	(3,333)
	10/2016	CNH	14,962		2,249	9	0
	10/2016	DKK	10,715		1,622	6	0
	10/2016	NZD	222		161	0	(1)
	10/2016	TRY	1,677		560	4	0
	10/2016		$16,558	BRL	54,520	207	0
	11/2016	GBP	26,874		$34,886	25	0
	11/2016	INR	531,973		7,841	0	(107)
	11/2016		$10,952	EUR	9,790	66	0
	01/2017	BRL	13,900		$3,270	0	(890)
	01/2017	CNH	13,048		1,881	0	(64)
	04/2017	BRL	57,800		16,651	0	(216)
	10/2017	DKK	2,505		384	0	(1)
MSB	10/2016	BRL	35,596		10,995	50	0
	10/2016		$10,965	BRL	35,596	0	(20)
	10/2016		918	DKK	6,087	1	0
	11/2016		10,904	BRL	35,596	0	(51)
	01/2017		346	CNH	2,334	2	0
RYL	10/2016		8,570		57,463	34	0
SCX	10/2016	RUB	113,219		$1,724	0	(74)
	11/2016	MYR	538		132	2	0
	11/2016	THB	16,008		460	0	(2)
	11/2016		$1,758	JPY	178,700	18	(11)
	01/2017	CNH	28,341		$4,123	0	(102)
SOG	11/2016	CZK	3,285		137	0	0
	01/2017		$0	CNH	1	0	0
TOR	01/2017	BRL	9,400		$2,149	0	(664)
UAG	10/2016	CNH	115,333		17,277	31	(22)
	11/2016	IDR	5,432,012		406	0	(9)
	11/2016		$996	HKD	7,721	0	(1)
	11/2016		1,344	JPY	135,100	0	(9)

Total Forward Foreign Currency Contracts						$1,524	$(11,999)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,929.200	10Y USD CMS 2.277	02/01/2017	18,809	$653	$2
	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USD CMS 2.643	11/18/2016	26,783	651	0
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,900.000	EUR-USD 1.090	11/18/2016	14,788	412	48
MYI	Put - OTC S&P 500 Index U&I @ 2065.160	10Y USISDA 1.865	07/20/2017	31,482	808	429
SOG	Put - OTC S&P 500 Index U&I @ 1,957.190	10Y USD CMS 2.016	05/09/2017	5,949	156	26

					$2,680	$505

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$78,100	$1,353	$93
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	154,800	135	19
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	302,900	148	117
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	5,500	551	709
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,500	551	355
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	13,200	900	362
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	4,800	35	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	296,800	264	36
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	289,500	130	46
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	53,400	2,114	247
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	300,400	150	80
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	237,600	126	77
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	30,400	347	273
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	40,400	469	338
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	98,800	2,084	117
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	197
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	9,000	828	357
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	2,700	270	111
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	2,700	283	117
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	12,900	1,217	630
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	4,100	410	529
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,100	410	265

							$14,586	$5,075

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$72,000	$1,008	$922
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	72,600	1,009	930

						$2,017	$1,852

*	The underlying security has a forward starting effective date.

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.500% due 12/01/2046	$84.000	12/06/2016	$48,000	$2	$0

Total Purchased Options					$19,285	$7,432

Written Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,600.000	EUR-USD 1.080	11/18/2016	14,788	$(165)	$(6)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$16,100	$(16)	$(19)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	15,000	(14)	(15)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		15,200	(21)	(8)

							$(51)	$(42)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD		$1.370	11/04/2016	GBP	7,550	$(69)	$(3)
FBF	Call - OTC USD versus BRL	BRL	3.600	10/21/2016		$8,089	(103)	(4)
GLM	Put - OTC USD versus MXN	MXN	19.000	10/27/2016		3,320	(26)	(29)
	Put - OTC USD versus MXN		18.750	11/01/2016		3,440	(19)	(19)
JPM	Call - OTC EUR versus USD		$1.150	11/16/2016	EUR	3,096	(32)	(10)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		2,920	(12)	(3)
	Put - OTC EUR versus USD		1.090	11/16/2016		2,370	(17)	(6)
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		1,600	(16)	(7)

							$(294)	$(81)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	5,600	$(255)	$(37)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$1,100	(7)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		7,800	(21)	38
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		7,800	(21)	8
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		10,700	(121)	(85)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		4,500	(83)	(45)

							$(508)	$(121)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$66,000	$(929)	$(351)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	4,800	(38)	(133)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	41,800	(829)	(311)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	12,600	(271)	(100)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	12,600	(284)	(105)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	61,200	(1,227)	(581)

							$(3,578)	$(1,581)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$144,000	$(1,008)	$(703)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	145,200	(1,010)	(709)

						$(2,018)	$(1,412)

*	The underlying security has a forward starting effective date.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC MSCI Emerging Markets Index	825.000	10/21/2016		$9	$(73)	$(17)
	Put - OTC Nikkei 225 Index	15,500.000	12/09/2016	JPY	49	(181)	(124)
JPM	Call - OTC MSCI Emerging Markets Index	960.000	12/16/2016		$9	(119)	(100)
MYI	Call - OTC IBOV Index	62,000.000	10/13/2016	BRL	0	(103)	(7)

						$(476)	$(248)

Total Written Options						$(7,090)	$(3,491)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	PLATGOLD Index †	$338.750	01/06/2017	2,000	$142	$(31)	$111	$0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	9,000	2	3	5	0
	Pay	GOLDLNPM Index †	1,091.950	01/06/2017	6,900	0	(1,554)	0	(1,554)
	Receive	PLATGOLD Index †	244.000	01/06/2017	1,100	(22)	(21)	0	(43)
	Receive	PLTMLNPM Index †	845.000	01/06/2017	6,900	0	1,305	1,305	0
JPM	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	60,000	0	(31)	0	(31)
MYC	Receive	EURMARGIN CAL16 †	5.900	12/31/2016	117,000	0	43	43	0
	Receive	EURMARGIN CAL16 †	5.950	12/31/2016	87,000	0	27	27	0

						$122	$(259)	$1,491	$(1,628)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.286%	$800	$(28)	$1	$0	$(27)
	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.405	600	(15)	1	0	(14)
JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.248	1,200	(25)	(9)	0	(34)
	Cigna Corp.	(1.000)	03/20/2021	0.319	200	(6)	0	0	(6)
MYC	Pioneer Natural Resources Co.	(1.000)	06/20/2018	0.426	400	8	(12)	0	(4)

						$(66)	$(19)	$0	$(85)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2021	1.511%		$400	$(13)	$4	$0	$(9)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0
BPS	Barclays Bank PLC	1.000	06/20/2017	0.392		1,500	0	8	8	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.511		$300	(9)	2	0	(7)
	Mexico Government International Bond	1.000	06/20/2021	1.520		600	(16)	2	0	(14)
CBK	Brazil Government International Bond	1.000	06/20/2021	2.449		200	(17)	4	0	(13)
	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.459		7,200	(134)	184	50	0
	Mexico Government International Bond	1.000	06/20/2021	1.520		200	(5)	0	0	(5)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.449		400	(34)	9	0	(25)
FBF	Brazil Government International Bond	1.000	06/20/2021	2.449		1,100	(76)	6	0	(70)
GST	Brazil Government International Bond	1.000	06/20/2021	2.449		1,700	(118)	10	0	(108)
HUS	Colombia Government International Bond	1.000	06/20/2021	1.511		600	(18)	4	0	(14)
	Mexico Government International Bond	1.000	06/20/2021	1.520		1,500	(37)	3	0	(34)
JPM	Brazil Government International Bond	1.000	06/20/2021	2.449		800	(56)	5	0	(51)
NGF	Russia Government International Bond	1.000	06/20/2021	1.996		600	(37)	11	0	(26)

							$(571)	$253	$58	$(376)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$2,599	$(56)	$36	$0	$(20)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(19)	9	0	(10)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	7,900	(364)	173	0	(191)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	11,100	(685)	278	0	(407)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	11,100	(576)	307	0	(269)

					$(1,700)	$803	$0	$(897)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month USD-CPURNSA	1.500%	01/15/2017		$3,900	$0	$(2)	$0	$(2)
	Pay	3-Month USD-CPURNSA	1.540	01/15/2017		12,000	0	(1)	0	(1)
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		11,700	0	(18)	0	(18)
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		1,300	0	2	2	0
BPS	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		1,300	0	8	8	0
CBK	Pay	1-Month GBP-UKRPI	3.140	04/15/2031	GBP	700	(4)	(27)	0	(31)
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018	EUR	8,100	0	(40)	0	(40)
	Receive	3-Month EUR-EXT-CPI	0.655	08/15/2018		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		600	0	4	4	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		6,100	0	27	27	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		1,500	0	9	9	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	11,900	684	(293)	391	0
	Receive	3-Month EUR-EXT-CPI	0.320	08/15/2017	EUR	5,900	0	5	5	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017		200	(1)	0	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		700	1	(4)	0	(3)
FBF	Pay	1-Month GBP-UKRPI	3.352	05/15/2030	GBP	100	0	5	5	0
	Receive	3-Month EUR-EXT-CPI	0.615	09/15/2018	EUR	200	0	(1)	0	(1)
GLM	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018		100	0	0	0	0
JPM	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017		300	0	(1)	0	(1)
	Pay	3-Month USD-CPURNSA	1.340	01/01/2017		$8,600	0	(11)	0	(11)
	Pay	3-Month USD-CPURNSA	1.413	01/15/2017		4,300	0	(6)	0	(6)
	Pay	3-Month USD-CPURNSA	1.550	01/15/2017		6,600	0	0	0	0
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		2,200	0	22	22	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		1,700	0	10	10	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		2,200	0	(33)	0	(33)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		1,700	0	(11)	0	(11)
	Pay	3-Month USD-CPURNSA	1.780	09/15/2026		8,000	(8)	(64)	0	(72)
MYC	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	21,550	70	1,221	1,291	0
	Pay	3-Month USD-CPURNSA	2.057	05/12/2025		$20,200	0	645	645	0
	Pay	3-Month USD-CPURNSA	1.800	07/20/2026		2,600	0	(20)	0	(20)
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026		18,400	0	(125)	0	(125)
RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031	GBP	500	0	(29)	0	(29)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	2,100	0	(9)	0	(9)
SOG	Receive	3-Month EUR-EXT-CPI	0.680	10/15/2018		100	0	0	0	0
UAG	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017		800	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		3,500	0	(11)	0	(11)

							$742	$1,248	$2,419	$(429)

*	This security has a forward starting effective date.

Total Return Swaps on Commodity, Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPSIBKT Index	7,930	1-Month USD-LIBOR plus a specified spread	07/13/2017		$8,033	$0	$29	$29	$0
BPS	Pay	SPGCINP Index †	13,993	(0.050)%	02/15/2017		2,073	0	(83)	0	(83)
FBF	Receive	Swiss Market Index	1,190	1-Month USD-LIBOR plus a specified spread	12/16/2016	CHF	9,678	0	(50)	0	(50)
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$10,594	0	(34)	0	(34)
GST	Pay	SPGCINP Index †	8,034	(0.050)%	08/15/2017		1,211	0	(59)	0	(59)

								$0	$(197)	$29	$(226)

(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (8)	8.851%	06/16/2017	$1,232	$0	$100	$100	$0
GST	Pay	GOLDLNPM Index (8)†	7.023	07/29/2020	6,226	0	184	184	0
	Pay	SPGCCLP Index (8)	12.076	06/16/2017	1,232	0	(60)	0	(60)
JPM	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	5,240	0	316	316	0
	Pay	GOLDLNPM Index (8)†	9.000	07/24/2020	2,667	0	101	101	0
SOG	Pay	Nikkei 225 Index (8)	25.500	12/09/2016	5,851,410	0	561	561	0
	Pay	Nikkei 225 Index (8)	26.600	12/09/2016	2,812,830	0	259	259	0

						$0	$1,461	$1,521	$(60)

Total Swap Agreements						$(1,473)	$3,290	$5,518	$(3,701)

(8)	Variance Swap

(l)	Securities with an aggregate market value of $12,026 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,945	$0	$2,945
Corporate Bonds & Notes
Banking & Finance	0	43,271	0	43,271
Industrials	0	6,881	0	6,881
U.S. Government Agencies	0	99,903	0	99,903
U.S. Treasury Obligations	0	281,204	0	281,204
Non-Agency Mortgage-Backed Securities	0	8,022	0	8,022
Asset-Backed Securities	0	8,115	0	8,115
Sovereign Issues	0	114,842	0	114,842
Common Stocks
Consumer Discretionary	2,045	0	0	2,045
Consumer Staples	1,589	0	0	1,589
Financials	2,228	0	0	2,228
Health Care	5,791	0	0	5,791
Industrials	5,554	0	0	5,554
Information Technology	6,409	0	0	6,409
Exchange-Traded Funds	36,029	0	0	36,029
Short-Term Instruments
Repurchase Agreements	0	38,311	0	38,311
U.S. Treasury Bills	0	1,398	0	1,398
	$59,645	$604,892	$0	$664,537

Investments in Affiliates, at Value
Mutual Funds	203,456	0	0	203,456
Exchange-Traded Funds	16,560	0	0	16,560
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,713	0	0	3,713

	$223,729	$0	$0	$223,729

Total Investments	$283,374	$604,892	$0	$888,266

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,148)	$0	$(2,148)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,656	1,552	0	4,208
Over the counter	0	13,149	1,325	14,474
	$2,656	$14,701	$1,325	$18,682

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,569)	(865)	0	(2,434)
Over the counter	0	(19,185)	(6)	(19,191)

	$(1,569)	$(20,050)	$(6)	$(21,625)

Totals	$284,461	$597,395	$1,319	$883,175

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.2%
BANK LOAN OBLIGATIONS 0.2%
Camelot Finance S.A.
TBD% due 08/17/2019		$2,000	$1,985

Total Bank Loan Obligations (Cost $1,985)			1,985

CORPORATE BONDS & NOTES 88.9%
BANKING & FINANCE 8.3%
Abe Investment Holdings, Inc./Getty Images, Inc.
7.000% due 10/15/2020		1,000	628
Aircastle Ltd.
5.000% due 04/01/2023		1,000	1,048
Ally Financial, Inc.
4.125% due 03/30/2020		1,000	1,020
4.625% due 03/30/2025		2,500	2,572
5.125% due 09/30/2024		2,000	2,125
7.500% due 09/15/2020		2,795	3,186
8.000% due 03/15/2020		1,607	1,840
8.000% due 11/01/2031		401	497
Barclays PLC
8.000% due 12/15/2020 (b)	EUR	2,000	2,255
8.250% due 12/15/2018 (b)		$750	752
BCD Acquisition, Inc.
9.625% due 09/15/2023		1,000	1,050
BNP Paribas S.A.
7.375% due 08/19/2025 (b)		2,500	2,496
7.625% due 03/30/2021 (b)		500	518
CIT Group, Inc.
5.000% due 08/15/2022		4,500	4,792
5.250% due 03/15/2018		1,000	1,043
5.500% due 02/15/2019		1,000	1,060
Corrections Corp. of America
4.625% due 05/01/2023		1,500	1,328
5.000% due 10/15/2022		500	455
Credit Agricole S.A.
7.875% due 01/23/2024 (b)		5,500	5,524
Credit Suisse Group AG
6.250% due 12/18/2024 (b)		3,000	2,848
7.500% due 12/11/2023 (b)		500	510
Crescent Communities LLC
8.875% due 10/15/2021		500	509
Equinix, Inc.
5.875% due 01/15/2026		1,000	1,078
ESH Hospitality, Inc.
5.250% due 05/01/2025		2,500	2,509
FBM Finance, Inc.
8.250% due 08/15/2021		1,500	1,575
Geo Group, Inc.
5.125% due 04/01/2023		1,000	855
6.000% due 04/15/2026		750	641
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		1,250	1,331
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,143
5.710% due 01/15/2026		1,000	947
7.700% due 09/17/2025 (b)		1,000	876
iStar, Inc.
5.000% due 07/01/2019		1,500	1,502
Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,402
7.375% due 04/01/2020		2,000	1,960
Lincoln Finance Ltd.
7.375% due 04/15/2021		750	812
Lloyds Banking Group PLC
7.500% due 06/27/2024 (b)		8,000	8,282
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		500	503
5.625% due 05/01/2024		625	680
Navient Corp.
4.875% due 06/17/2019		2,000	1,997
5.000% due 06/15/2018		450	451
5.000% due 10/26/2020		1,000	989
5.875% due 10/25/2024		2,500	2,287
6.125% due 03/25/2024		2,500	2,341
8.000% due 03/25/2020		1,000	1,075
8.450% due 06/15/2018		1,000	1,078

OneMain Financial Holdings LLC
6.750% due 12/15/2019	1,000	1,057
7.250% due 12/15/2021	1,500	1,586
PHH Corp.
6.375% due 08/15/2021	750	718
Provident Funding Associates LP
6.750% due 06/15/2021	500	507
Quicken Loans, Inc.
5.750% due 05/01/2025	1,500	1,496
RHP Hotel Properties LP
5.000% due 04/15/2023	1,500	1,530
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	2,000	2,013
7.500% due 08/10/2020 (b)	1,000	928
8.625% due 08/15/2021 (b)	1,000	988
Societe Generale S.A.
6.000% due 01/27/2020 (b)	1,500	1,352
7.875% due 12/18/2023 (b)	2,500	2,430
Solera LLC
10.500% due 03/01/2024	500	560
Springleaf Finance Corp.
6.900% due 12/15/2017	2,000	2,107
UniCredit SpA
8.000% due 06/03/2024 (b)	2,860	2,417
VEREIT Operating Partnership LP
3.000% due 02/06/2019	1,000	1,016
4.875% due 06/01/2026	625	663

		95,738

INDUSTRIALS 72.6%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,000	1,020
6.500% due 03/01/2024	500	525
Accudyne Industries Borrower
7.750% due 12/15/2020	3,000	2,392
Adient Global Holdings Ltd.
4.875% due 08/15/2026	1,500	1,504
ADT Corp.
3.500% due 07/15/2022	1,000	968
4.125% due 06/15/2023	2,000	1,975
4.875% due 07/15/2032	1,000	888
6.250% due 10/15/2021	2,000	2,185
AECOM
5.750% due 10/15/2022	625	660
5.875% due 10/15/2024	1,000	1,070
Air Medical Merger Sub Corp.
6.375% due 05/15/2023	3,000	2,917
Alcoa Nederland Holding BV
6.750% due 09/30/2024	500	521
7.000% due 09/30/2026	250	259
Alcoa, Inc.
5.125% due 10/01/2024 (d)	2,000	2,137
Alere, Inc.
6.375% due 07/01/2023	1,000	1,025
Aleris International, Inc.
7.875% due 11/01/2020	1,500	1,526
9.500% due 04/01/2021	1,500	1,620
Allegion PLC
5.875% due 09/15/2023	750	812
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	1,000	1,046
Alliance Data Systems Corp.
5.375% due 08/01/2022	750	735
6.375% due 04/01/2020	1,250	1,278
Allison Transmission, Inc.
5.000% due 10/01/2024	1,250	1,282
Altice Financing S.A.
6.500% due 01/15/2022	1,000	1,059
6.625% due 02/15/2023	4,000	4,120
7.500% due 05/15/2026	500	522
Altice Finco S.A.
7.625% due 02/15/2025 (d)	2,000	2,017
Altice Luxembourg S.A.
7.625% due 02/15/2025 (d)	3,000	3,097
7.750% due 05/15/2022	4,000	4,285
AMC Networks, Inc.
4.750% due 12/15/2022	1,000	1,016
5.000% due 04/01/2024	1,500	1,513
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	2,000	2,080
5.750% due 12/15/2023	1,000	1,043
Amsted Industries, Inc.
5.000% due 03/15/2022	2,000	2,020
5.375% due 09/15/2024	1,000	1,000

Anglo American Capital PLC
4.125% due 04/15/2021	1,000	1,010
4.450% due 09/27/2020	1,500	1,545
Anixter, Inc.
5.125% due 10/01/2021	500	526
5.500% due 03/01/2023	500	526
Antero Resources Corp.
5.125% due 12/01/2022	2,000	2,025
5.375% due 11/01/2021	1,250	1,272
6.000% due 12/01/2020	500	518
Aramark Services, Inc.
5.125% due 01/15/2024	1,500	1,564
Ardagh Packaging Finance PLC
7.250% due 05/15/2024	1,000	1,073
Ashland, Inc.
4.750% due 08/15/2022	2,000	2,087
6.875% due 05/15/2043	1,250	1,369
Associated Materials LLC
9.125% due 11/01/2017	3,000	2,842
Avon International Operations, Inc.
7.875% due 08/15/2022	1,000	1,034
B&G Foods, Inc.
4.625% due 06/01/2021	2,500	2,587
Ball Corp.
5.250% due 07/01/2025	1,750	1,892
Belden, Inc.
5.250% due 07/15/2024	1,000	1,020
5.500% due 09/01/2022	2,000	2,095
Berry Plastics Corp.
5.125% due 07/15/2023	1,000	1,022
6.000% due 10/15/2022	1,000	1,060
BMC East LLC
5.500% due 10/01/2024	875	877
BMC Software Finance, Inc.
8.125% due 07/15/2021	2,000	1,825
Boise Cascade Co.
5.625% due 09/01/2024	1,000	1,020
Bombardier, Inc.
4.750% due 04/15/2019	1,500	1,466
5.500% due 09/15/2018	1,500	1,530
7.500% due 03/15/2025	2,000	1,850
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	500	455
Boyd Gaming Corp.
6.375% due 04/01/2026	1,500	1,616
6.875% due 05/15/2023	1,000	1,090
Builders FirstSource, Inc.
5.625% due 09/01/2024	1,500	1,545
Burger King Worldwide, Inc.
6.000% due 04/01/2022	4,000	4,200
Cable One, Inc.
5.750% due 06/15/2022	1,000	1,048
Cablevision Systems Corp.
5.875% due 09/15/2022	2,000	1,825
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	2,000	2,077
CalAtlantic Group, Inc.
5.250% due 06/01/2026	1,250	1,254
5.375% due 10/01/2022	1,000	1,048
California Resources Corp.
8.000% due 12/15/2022	3,000	2,010
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)	2,318	2,325
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (d)	2,000	1,990
Cascades, Inc.
5.500% due 07/15/2022	750	766
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	573	612
CCO Holdings LLC
5.125% due 02/15/2023	3,000	3,135
5.125% due 05/01/2023	2,000	2,092
5.250% due 09/30/2022	3,000	3,142
5.375% due 05/01/2025	1,000	1,051
5.750% due 09/01/2023	2,750	2,918
5.750% due 01/15/2024	1,000	1,065
5.750% due 02/15/2026	2,375	2,523
5.875% due 04/01/2024	1,000	1,069
5.875% due 05/01/2027	1,000	1,068
Cenovus Energy, Inc.
3.000% due 08/15/2022	1,000	952
Centene Corp.
5.625% due 02/15/2021	1,000	1,065
6.125% due 02/15/2024	1,000	1,088

Central Garden & Pet Co.
6.125% due 11/15/2023		750	808
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	3,015
6.375% due 09/15/2020		1,000	1,034
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,194
CHC Helicopter S.A.
9.250% due 10/15/2020 ^		$900	441
Chemours Co.
6.625% due 05/15/2023 (d)		2,000	1,965
7.000% due 05/15/2025		1,000	988
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		1,250	1,356
Chesapeake Energy Corp.
8.000% due 12/15/2022		2,500	2,537
Churchill Downs, Inc.
5.375% due 12/15/2021		500	523
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,000	3,105
7.625% due 03/15/2020		3,000	2,989
Clearwater Paper Corp.
4.500% due 02/01/2023		1,500	1,509
CNH Industrial Capital LLC
4.375% due 11/06/2020		1,000	1,048
4.875% due 04/01/2021		500	533
Cogent Communications Group, Inc.
5.375% due 03/01/2022		1,000	1,035
Columbus International, Inc.
7.375% due 03/30/2021		1,000	1,065
CommScope Technologies Finance LLC
6.000% due 06/15/2025		1,250	1,339
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,039
5.500% due 06/15/2024		1,750	1,853
Community Health Systems, Inc.
5.125% due 08/01/2021		1,000	993
6.875% due 02/01/2022		4,000	3,460
7.125% due 07/15/2020		2,000	1,869
8.000% due 11/15/2019		1,000	985
Concho Resources, Inc.
5.500% due 10/01/2022		750	782
5.500% due 04/01/2023		1,500	1,554
6.500% due 01/15/2022		1,750	1,820
Concordia International Corp.
7.000% due 04/15/2023		1,750	1,129
9.500% due 10/21/2022		1,000	698
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	925
Constellation Brands, Inc.
4.250% due 05/01/2023		1,000	1,064
4.750% due 12/01/2025		1,000	1,088
6.000% due 05/01/2022		1,000	1,154
Constellium NV
5.750% due 05/15/2024		1,000	930
Continental Resources, Inc.
3.800% due 06/01/2024		2,750	2,530
4.500% due 04/15/2023		3,000	2,895
4.900% due 06/01/2044		1,000	845
5.000% due 09/15/2022		2,500	2,500
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		3,000	2,997
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		2,000	2,035
CPG Merger Sub LLC
8.000% due 10/01/2021		2,000	2,050
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		8,500	7,522
Crown Americas LLC
4.250% due 09/30/2026		1,000	1,000
4.500% due 01/15/2023		2,000	2,092
CSC Holdings LLC
5.250% due 06/01/2024		2,000	1,905
6.625% due 10/15/2025		1,000	1,088
10.125% due 01/15/2023		1,000	1,156
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,320
Dakota Merger Sub, Inc.
7.750% due 09/01/2023		1,250	1,258
Darling Ingredients, Inc.
5.375% due 01/15/2022		2,000	2,095
DaVita, Inc.
5.000% due 05/01/2025		2,500	2,516
5.125% due 07/15/2024		3,000	3,066
5.750% due 08/15/2022		2,000	2,102

Dean Foods Co.
6.500% due 03/15/2023	1,750	1,859
Diamond Finance Corp.
5.875% due 06/15/2021	500	531
7.125% due 06/15/2024	500	550
Digicel Group Ltd.
7.125% due 04/01/2022	2,000	1,549
8.250% due 09/30/2020	1,000	874
Digicel Ltd.
6.000% due 04/15/2021	1,000	895
DISH DBS Corp.
5.000% due 03/15/2023	2,000	1,950
5.125% due 05/01/2020	1,000	1,040
5.875% due 07/15/2022	3,000	3,097
5.875% due 11/15/2024	2,000	1,982
6.750% due 06/01/2021	1,000	1,080
7.750% due 07/01/2026	1,000	1,065
DJO Finance LLC
10.750% due 04/15/2020	500	418
DJO Finco, Inc.
8.125% due 06/15/2021	2,000	1,865
Dollar Tree, Inc.
5.750% due 03/01/2023	2,000	2,162
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,216
Dynegy, Inc.
6.750% due 11/01/2019	2,000	2,060
7.375% due 11/01/2022	2,000	1,985
7.625% due 11/01/2024	2,000	1,974
Eldorado Resorts, Inc.
7.000% due 08/01/2023	1,000	1,066
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	1,000	1,086
Endo Finance LLC
5.375% due 01/15/2023	3,000	2,670
5.750% due 01/15/2022	3,500	3,264
6.000% due 07/15/2023	2,500	2,287
6.500% due 02/01/2025	4,000	3,555
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,581
Energy Transfer Equity LP
5.875% due 01/15/2024	1,000	1,043
7.500% due 10/15/2020	2,000	2,205
EnPro Industries, Inc.
5.875% due 09/15/2022	1,500	1,552
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	2,000
Era Group, Inc.
7.750% due 12/15/2022	500	420
First Data Corp.
5.000% due 01/15/2024	3,250	3,311
5.750% due 01/15/2024	3,000	3,094
6.750% due 11/01/2020	2,000	2,070
7.000% due 12/01/2023	4,000	4,240
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,000	1,995
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,000	930
7.000% due 02/15/2021	1,000	908
7.250% due 05/15/2022	1,000	895
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	759	789
9.750% due 03/01/2022	1,000	1,165
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	500	500
2.375% due 03/15/2018	2,000	1,980
3.100% due 03/15/2020	1,500	1,451
3.550% due 03/01/2022 (d)	3,000	2,745
3.875% due 03/15/2023	2,000	1,820
4.000% due 11/14/2021	3,000	2,854
5.400% due 11/14/2034	1,500	1,252
Fresenius Medical Care U.S. Finance, Inc.
4.750% due 10/15/2024	1,250	1,319
5.875% due 01/31/2022	1,000	1,138
FTS International, Inc.
6.250% due 05/01/2022	875	339
Gardner Denver, Inc.
6.875% due 08/15/2021	8,500	8,011
Gates Global LLC
6.000% due 07/15/2022	4,000	3,820
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	2,000	2,280
General Cable Corp.
5.750% due 10/01/2022	1,000	955
GLP Capital LP
5.375% due 11/01/2023	1,500	1,624
5.375% due 04/15/2026	750	808

Graphic Packaging International, Inc.
4.125% due 08/15/2024	500	504
4.875% due 11/15/2022	500	526
Gray Television, Inc.
5.125% due 10/15/2024	1,000	984
Griffon Corp.
5.250% due 03/01/2022	3,000	3,022
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	2,000	2,080
Gulfport Energy Corp.
6.625% due 05/01/2023	1,000	1,030
7.750% due 11/01/2020	1,500	1,564
Hanesbrands, Inc.
4.625% due 05/15/2024	1,000	1,031
4.875% due 05/15/2026	1,000	1,028
HCA Holdings, Inc.
6.250% due 02/15/2021	3,000	3,262
HCA, Inc.
4.750% due 05/01/2023	3,000	3,135
5.000% due 03/15/2024	2,500	2,656
5.250% due 04/15/2025	2,500	2,672
5.250% due 06/15/2026	1,500	1,597
5.375% due 02/01/2025	2,000	2,067
5.875% due 05/01/2023	1,750	1,868
7.500% due 02/15/2022	3,000	3,450
HD Supply, Inc.
5.250% due 12/15/2021	1,500	1,592
5.750% due 04/15/2024	1,250	1,316
7.500% due 07/15/2020	4,000	4,155
Hearthside Group Holdings LLC
6.500% due 05/01/2022	3,000	2,970
Herc Rentals, Inc.
7.500% due 06/01/2022	750	778
Hertz Corp.
5.500% due 10/15/2024	875	873
5.875% due 10/15/2020	1,000	1,034
6.250% due 10/15/2022	500	518
6.750% due 04/15/2019	2,000	2,046
7.375% due 01/15/2021	1,000	1,042
Hexion, Inc.
6.625% due 04/15/2020	1,750	1,544
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	500	513
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	2,500	2,575
Hologic, Inc.
5.250% due 07/15/2022	750	799
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023 (d)	1,000	948
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	450	494
7.625% due 06/15/2021	1,000	1,070
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	750	790
5.000% due 11/15/2025	1,500	1,590
Huntsman International LLC
4.875% due 11/15/2020	1,000	1,050
5.125% due 11/15/2022	1,000	1,045
iHeartCommunications, Inc.
9.000% due 03/01/2021	2,000	1,497
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (a)	1,500	1,518
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (a)	1,500	1,511
IHS Markit Ltd.
5.000% due 11/01/2022	625	664
Immucor, Inc.
11.125% due 08/15/2019	1,500	1,421
IMS Health, Inc.
5.000% due 10/15/2026	1,750	1,824
INEOS Group Holdings S.A.
5.625% due 08/01/2024	1,500	1,476
5.875% due 02/15/2019	1,000	1,024
Informatica LLC
7.125% due 07/15/2023	1,000	935
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	698
7.250% due 10/15/2020	1,000	780
7.500% due 04/01/2021	1,500	1,140
8.000% due 02/15/2024	1,000	1,008
International Game Technology PLC
6.250% due 02/15/2022	1,750	1,871
6.500% due 02/15/2025	1,500	1,624
Jaguar Holding Co.
6.375% due 08/01/2023	3,250	3,388

KFC Holding Co.
5.000% due 06/01/2024	750	786
5.250% due 06/01/2026	1,375	1,457
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,250	1,356
9.625% due 10/01/2021	2,750	2,757
10.500% due 11/01/2018	3,000	3,154
12.500% due 11/01/2019	2,000	1,995
KLX, Inc.
5.875% due 12/01/2022	3,500	3,640
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,119
Lamar Media Corp.
5.000% due 05/01/2023	1,000	1,060
Laredo Petroleum, Inc.
5.625% due 01/15/2022	1,000	975
7.375% due 05/01/2022	1,000	1,039
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,292
5.250% due 03/15/2026	1,000	1,035
5.375% due 01/15/2024	1,000	1,044
5.375% due 05/01/2025	1,000	1,046
LifePoint Health, Inc.
5.375% due 05/01/2024	1,000	1,003
5.500% due 12/01/2021	1,250	1,306
5.875% due 12/01/2023	1,000	1,038
LIN Television Corp.
5.875% due 11/15/2022	750	789
Live Nation Entertainment, Inc.
7.000% due 09/01/2020	1,000	1,038
LKQ Corp.
4.750% due 05/15/2023	1,500	1,549
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	3,500	3,167
5.500% due 04/15/2025	1,000	955
5.625% due 10/15/2023	1,000	963
5.750% due 08/01/2022	3,250	3,222
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024	1,000	1,145
Masonite International Corp.
5.625% due 03/15/2023	1,000	1,060
Matador Resources Co.
6.875% due 04/15/2023	500	520
Match Group, Inc.
6.375% due 06/01/2024	500	544
MDC Partners, Inc.
6.500% due 05/01/2024	1,250	1,153
MGM Resorts International
4.625% due 09/01/2026	1,000	980
6.000% due 03/15/2023	3,000	3,262
6.625% due 12/15/2021	4,000	4,520
6.750% due 10/01/2020	2,000	2,250
7.750% due 03/15/2022	2,000	2,325
8.625% due 02/01/2019	1,000	1,133
MPH Acquisition Holdings LLC
7.125% due 06/01/2024	750	808
MSCI, Inc.
5.250% due 11/15/2024	1,000	1,064
5.750% due 08/15/2025	1,000	1,073
Multi-Color Corp.
6.125% due 12/01/2022	1,000	1,055
Murphy Oil Corp.
4.000% due 06/01/2022 (d)	500	468
4.700% due 12/01/2022	250	239
6.875% due 08/15/2024	500	518
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,000	1,056
NBTY, Inc.
7.625% due 05/15/2021	2,000	2,050
NCR Corp.
4.625% due 02/15/2021	1,500	1,521
5.000% due 07/15/2022	2,000	2,055
5.875% due 12/15/2021	500	528
6.375% due 12/15/2023	500	531
Newfield Exploration Co.
5.375% due 01/01/2026	3,000	3,022
5.625% due 07/01/2024	1,500	1,545
Nexstar Escrow Corp.
5.625% due 08/01/2024	750	758
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021	750	799
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	2,000	2,090
Nielsen Finance LLC
5.000% due 04/15/2022	1,750	1,813

Noble Holding International Ltd.
3.950% due 03/15/2022		1,000	748
4.900% due 08/01/2020		1,250	1,066
Norbord, Inc.
6.250% due 04/15/2023		1,000	1,068
Novelis Corp.
5.875% due 09/30/2026		1,750	1,796
6.250% due 08/15/2024		1,000	1,065
NXP BV
4.125% due 06/15/2020		1,000	1,064
4.125% due 06/01/2021		875	940
4.625% due 06/01/2023		1,000	1,096
5.750% due 03/15/2023		3,000	3,225
Oasis Petroleum, Inc.
6.500% due 11/01/2021		750	720
6.875% due 03/15/2022 (d)		2,000	1,925
Open Text Corp.
5.875% due 06/01/2026		1,500	1,573
Oshkosh Corp.
5.375% due 03/01/2025		625	659
Outfront Media Capital LLC
5.250% due 02/15/2022		500	522
5.875% due 03/15/2025		1,000	1,054
Party City Holdings, Inc.
6.125% due 08/15/2023		1,500	1,607
Penn National Gaming, Inc.
5.875% due 11/01/2021 (d)		1,500	1,556
Penske Automotive Group, Inc.
5.500% due 05/15/2026		750	750
Performance Food Group, Inc.
5.500% due 06/01/2024		500	518
Perstorp Holding AB
8.750% due 05/15/2017		3,000	3,001
11.000% due 08/15/2017 (d)		1,250	1,241
PetSmart, Inc.
7.125% due 03/15/2023		4,000	4,210
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		2,000	2,070
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		625	630
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		2,000	2,062
5.875% due 01/15/2024		1,000	1,073
Pinnacle Operating Corp.
9.000% due 11/15/2020		500	350
Platform Specialty Products Corp.
6.500% due 02/01/2022		4,000	3,910
Ply Gem Industries, Inc.
6.500% due 02/01/2022		3,000	3,101
Post Holdings, Inc.
5.000% due 08/15/2026		1,500	1,496
6.000% due 12/15/2022		1,000	1,060
6.750% due 12/01/2021		2,000	2,155
7.750% due 03/15/2024		1,000	1,125
8.000% due 07/15/2025		750	862
PQ Corp.
6.750% due 11/15/2022		625	664
PRA Holdings, Inc.
9.500% due 10/01/2023		1,000	1,105
Prestige Brands, Inc.
5.375% due 12/15/2021		2,750	2,860
6.375% due 03/01/2024		1,500	1,601
Prime Security Services Borrower LLC
9.250% due 05/15/2023		2,250	2,458
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	500	530
PTC, Inc.
6.000% due 05/15/2024		$750	804
QEP Resources, Inc.
6.875% due 03/01/2021		1,500	1,575
Qorvo, Inc.
6.750% due 12/01/2023		1,000	1,083
7.000% due 12/01/2025		500	544
Qualitytech LP
5.875% due 08/01/2022		2,000	2,052
Quintiles Transnational Corp.
4.875% due 05/15/2023		2,000	2,065
Quorum Health Corp.
11.625% due 04/15/2023		1,500	1,253
Range Resources Corp.
4.875% due 05/15/2025		1,500	1,447
5.000% due 08/15/2022		500	500
5.000% due 03/15/2023		2,000	1,965
5.750% due 06/01/2021		500	509
Revlon Consumer Products Corp.
6.250% due 08/01/2024		750	776

Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		2,000	2,067
5.750% due 10/15/2020		1,500	1,549
6.875% due 02/15/2021		1,000	1,038
8.250% due 02/15/2021		2,000	2,087
9.875% due 08/15/2019		207	213
Rice Energy, Inc.
6.250% due 05/01/2022		500	519
7.250% due 05/01/2023		1,000	1,075
Rite Aid Corp.
6.125% due 04/01/2023		2,000	2,162
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,000	1,035
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,250	1,325
6.000% due 01/15/2019		1,500	1,582
6.875% due 04/15/2040		500	518
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	820
4.875% due 06/01/2022		1,000	850
5.850% due 01/15/2044		500	349
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,500	1,603
5.625% due 04/15/2023		2,500	2,681
5.750% due 05/15/2024		3,000	3,244
5.875% due 06/30/2026		1,250	1,363
Sabre GLBL, Inc.
5.250% due 11/15/2023		500	511
5.375% due 04/15/2023		1,500	1,549
Sally Holdings LLC
5.625% due 12/01/2025		2,250	2,433
SBA Communications Corp.
5.625% due 10/01/2019		500	514
Schaeffler Finance BV
4.250% due 05/15/2021		3,000	3,090
4.750% due 05/15/2021		1,000	1,038
4.750% due 05/15/2023		1,250	1,300
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		1,750	1,818
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		2,400	2,754
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)		1,500	1,530
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	969
7.000% due 01/01/2022		1,000	1,063
10.000% due 12/01/2022		1,500	1,395
Scotts Miracle-Gro Co.
6.000% due 10/15/2023		1,375	1,471
Sealed Air Corp.
4.875% due 12/01/2022		500	527
5.125% due 12/01/2024		1,000	1,061
5.250% due 04/01/2023		1,500	1,605
5.500% due 09/15/2025		1,000	1,075
Sensata Technologies BV
4.875% due 10/15/2023		1,500	1,566
5.000% due 10/01/2025		1,000	1,028
5.625% due 11/01/2024		1,250	1,325
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,635
Serta Simmons Bedding LLC
8.125% due 10/01/2020		2,500	2,617
SFR Group S.A.
6.000% due 05/15/2022		5,000	5,119
6.250% due 05/15/2024		4,000	3,989
7.375% due 05/01/2026		2,000	2,047
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	1,750	2,071
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$3,500	3,561
Sinclair Television Group, Inc.
5.125% due 02/15/2027		1,000	980
5.625% due 08/01/2024		1,500	1,537
Sirius XM Radio, Inc.
5.375% due 04/15/2025		3,000	3,105
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,187
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	603
Southwestern Energy Co.
4.100% due 03/15/2022		2,000	1,825
5.800% due 01/23/2020		1,000	1,003
6.700% due 01/23/2025		1,000	1,004
7.500% due 02/01/2018		50	53
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,627

6.125% due 12/15/2024	1,000	1,088
6.625% due 11/15/2022	2,000	2,175
Springs Industries, Inc.
6.250% due 06/01/2021	3,000	3,120
SPX FLOW, Inc.
5.625% due 08/15/2024	1,000	1,018
5.875% due 08/15/2026	1,000	1,019
Standard Industries, Inc.
5.375% due 11/15/2024	4,000	4,140
6.000% due 10/15/2025	1,000	1,075
Starz LLC
5.000% due 09/15/2019	1,500	1,522
Steel Dynamics, Inc.
5.125% due 10/01/2021	1,000	1,044
5.500% due 10/01/2024	500	525
6.125% due 08/15/2019	500	516
6.375% due 08/15/2022	500	529
Suburban Propane Partners LP
5.750% due 03/01/2025	1,000	1,018
7.375% due 08/01/2021	182	189
Sunoco LP
5.500% due 08/01/2020	2,000	2,017
T-Mobile USA, Inc.
6.250% due 04/01/2021	2,000	2,106
6.375% due 03/01/2025	2,000	2,180
6.500% due 01/15/2026	2,000	2,222
6.625% due 11/15/2020	1,000	1,029
6.625% due 04/01/2023	3,000	3,232
6.731% due 04/28/2022	1,500	1,581
6.836% due 04/28/2023	2,000	2,157
Teck Resources Ltd.
3.000% due 03/01/2019	404	400
3.750% due 02/01/2023	1,000	920
4.500% due 01/15/2021	2,750	2,736
4.750% due 01/15/2022	1,000	980
6.125% due 10/01/2035	1,500	1,425
8.000% due 06/01/2021	1,000	1,096
8.500% due 06/01/2024 (d)	500	574
TEGNA, Inc.
4.875% due 09/15/2021	500	521
5.500% due 09/15/2024	1,000	1,036
Teine Energy Ltd.
6.875% due 09/30/2022	1,000	1,005
Teleflex, Inc.
4.875% due 06/01/2026	750	778
Tempur Sealy International, Inc.
5.500% due 06/15/2026	2,250	2,323
5.625% due 10/15/2023	1,500	1,594
Tenet Healthcare Corp.
4.500% due 04/01/2021	2,000	2,022
5.000% due 03/01/2019	2,000	1,975
6.000% due 10/01/2020	1,000	1,060
6.750% due 06/15/2023	1,000	933
8.000% due 08/01/2020	1,500	1,519
8.125% due 04/01/2022	1,000	1,005
Terex Corp.
6.000% due 05/15/2021	1,100	1,129
Tesoro Logistics LP
5.875% due 10/01/2020	641	661
6.250% due 10/15/2022	1,500	1,609
Time, Inc.
5.750% due 04/15/2022	1,750	1,728
TransDigm, Inc.
6.000% due 07/15/2022	1,000	1,060
6.375% due 06/15/2026	2,750	2,867
6.500% due 07/15/2024	4,000	4,230
Transocean, Inc.
9.000% due 07/15/2023	1,500	1,466
TreeHouse Foods, Inc.
4.875% due 03/15/2022	1,000	1,045
6.000% due 02/15/2024	1,000	1,081
Tribune Media Co.
5.875% due 07/15/2022	1,500	1,525
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022	1,000	1,060
Triumph Group, Inc.
4.875% due 04/01/2021	1,500	1,438
Tronox Finance LLC
6.375% due 08/15/2020	1,000	928
7.500% due 03/15/2022	1,000	918
Tullow Oil PLC
6.250% due 04/15/2022	1,000	900
U.S. Concrete, Inc.
6.375% due 06/01/2024	1,500	1,560
U.S. Foods, Inc.
5.875% due 06/15/2024	1,500	1,567

United Rentals North America, Inc.
4.625% due 07/15/2023		1,000	1,029
5.500% due 07/15/2025		1,250	1,286
6.125% due 06/15/2023		500	528
7.625% due 04/15/2022		1,000	1,070
Unitymedia GmbH
6.125% due 01/15/2025		1,000	1,054
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		3,000	3,052
5.500% due 01/15/2023		2,500	2,597
Univar USA, Inc.
6.750% due 07/15/2023		1,000	1,035
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	3,052
5.125% due 02/15/2025		4,000	4,040
6.750% due 09/15/2022		1,357	1,445
UPC Holding BV
6.750% due 03/15/2023	EUR	1,000	1,212
6.750% due 03/15/2023	CHF	1,000	1,112
UPCB Finance Ltd.
5.375% due 01/15/2025		$1,000	1,010
USG Corp.
5.500% due 03/01/2025		1,250	1,345
5.875% due 11/01/2021		2,500	2,619
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023		1,250	1,075
5.625% due 12/01/2021		3,000	2,692
5.875% due 05/15/2023		3,000	2,608
6.125% due 04/15/2025		2,500	2,159
6.375% due 10/15/2020		2,000	1,885
6.750% due 08/15/2021		1,000	945
7.000% due 10/01/2020		1,000	980
7.250% due 07/15/2022		3,000	2,797
7.500% due 07/15/2021		2,000	1,942
Valvoline, Inc.
5.500% due 07/15/2024		375	394
VeriSign, Inc.
4.625% due 05/01/2023		2,000	2,037
5.250% due 04/01/2025		1,000	1,055
Versum Materials, Inc.
5.500% due 09/30/2024		500	515
Videotron Ltd.
5.375% due 06/15/2024		1,250	1,305
Virgin Media Finance PLC
5.750% due 01/15/2025		1,000	1,016
6.000% due 10/15/2024		1,500	1,558
6.375% due 04/15/2023		2,000	2,110
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		1,000	1,020
Vista Outdoor, Inc.
5.875% due 10/01/2023		2,000	2,100
Weatherford International Ltd.
4.500% due 04/15/2022 (d)		1,250	1,063
7.000% due 03/15/2038		500	370
7.750% due 06/15/2021 (d)		1,000	994
8.250% due 06/15/2023 (d)		1,000	993
WESCO Distribution, Inc.
5.375% due 06/15/2024		1,000	1,004
Western Digital Corp.
7.375% due 04/01/2023		1,000	1,100
WhiteWave Foods Co.
5.375% due 10/01/2022		1,000	1,140
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,000	973
5.750% due 03/15/2021		750	705
6.250% due 04/01/2023		500	460
Williams Cos., Inc.
4.550% due 06/24/2024		2,500	2,561
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		3,000	3,052
7.375% due 04/23/2021		3,000	3,146
WMG Acquisition Corp.
5.000% due 08/01/2023		1,000	1,018
Wolverine World Wide, Inc.
5.000% due 09/01/2026		500	506
WPX Energy, Inc.
5.250% due 09/15/2024		500	474
7.500% due 08/01/2020		750	797
8.250% due 08/01/2023		1,000	1,082
WR Grace & Co-Conn
5.125% due 10/01/2021		1,000	1,065
5.625% due 10/01/2024		900	984
Wynn Las Vegas LLC
4.250% due 05/30/2023		1,000	964
5.375% due 03/15/2022		2,000	2,077
5.500% due 03/01/2025		1,000	1,011

Wynn Macau Ltd.
5.250% due 10/15/2021	1,000	1,015
XPO Logistics, Inc.
6.125% due 09/01/2023	500	515
6.500% due 06/15/2022	2,000	2,097
Zebra Technologies Corp.
7.250% due 10/15/2022	1,000	1,090
ZF North America Capital, Inc.
4.750% due 04/29/2025	3,000	3,161
Ziggo Secured Finance BV
5.500% due 01/15/2027	1,500	1,500

		839,547

UTILITIES 8.0%
AES Corp.
3.842% due 06/01/2019	327	329
7.375% due 07/01/2021	2,250	2,587
8.000% due 06/01/2020	1,500	1,774
Antero Midstream Partners LP
5.375% due 09/15/2024	500	508
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	1,965
Bristow Group, Inc.
6.250% due 10/15/2022	400	295
Calpine Corp.
5.375% due 01/15/2023	4,000	4,005
5.750% due 01/15/2025	3,000	2,970
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,033
7.250% due 12/01/2020	500	516
Extraction Oil & Gas Holdings LLC
7.875% due 07/15/2021	500	521
Freeport-McMoran Oil & Gas LLC
6.500% due 11/15/2020	500	515
Frontier Communications Corp.
6.875% due 01/15/2025	3,000	2,666
7.125% due 03/15/2019	1,125	1,212
10.500% due 09/15/2022	1,000	1,064
11.000% due 09/15/2025	1,250	1,308
Genesis Energy LP
5.625% due 06/15/2024	1,000	985
6.000% due 05/15/2023	1,250	1,247
6.750% due 08/01/2022	2,000	2,071
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,000
NGPL PipeCo LLC
7.119% due 12/15/2017	1,250	1,312
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,366
NRG Energy, Inc.
6.250% due 07/15/2022	2,500	2,550
6.250% due 05/01/2024	1,000	1,020
6.625% due 03/15/2023	1,500	1,522
6.625% due 01/15/2027	1,500	1,472
7.625% due 01/15/2018	662	708
7.875% due 05/15/2021	449	471
NRG Yield Operating LLC
5.000% due 09/15/2026	1,000	983
NSG Holdings LLC
7.750% due 12/15/2025	1,395	1,507
ONEOK, Inc.
4.250% due 02/01/2022	750	739
7.500% due 09/01/2023	500	561
Parsley Energy LLC
6.250% due 06/01/2024	1,000	1,037
7.500% due 02/15/2022	500	534
PBF Logistics LP
6.875% due 05/15/2023	500	484
Petrobras Global Finance BV
6.250% due 03/17/2024	250	245
6.750% due 01/27/2041	250	218
Red Oak Power LLC
8.540% due 11/30/2019	452	455
Rose Rock Midstream LP
5.625% due 11/15/2023	500	458
Sprint Capital Corp.
6.900% due 05/01/2019	3,000	3,120
8.750% due 03/15/2032	3,000	3,086
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,882
7.000% due 03/01/2020	1,000	1,082
7.000% due 08/15/2020	1,000	1,010
9.000% due 11/15/2018	1,500	1,659

Sprint Corp.
7.125% due 06/15/2024	3,500	3,430
7.250% due 09/15/2021	5,000	5,050
7.625% due 02/15/2025	2,000	1,990
7.875% due 09/15/2023	3,500	3,552
Talen Energy Supply LLC
4.625% due 07/15/2019	2,000	1,890
6.500% due 06/01/2025	1,000	808
Tallgrass Energy Partners LP
5.500% due 09/15/2024	1,000	1,010
Targa Resources Partners LP
4.125% due 11/15/2019	750	764
4.250% due 11/15/2023	1,000	971
5.000% due 01/15/2018	1,000	1,038
5.250% due 05/01/2023	2,000	2,035
6.375% due 08/01/2022	375	390
6.625% due 10/01/2020	1,000	1,035
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	1,023
Telecom Italia SpA
5.303% due 05/30/2024	4,000	4,104
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,012	1,048
TerraForm Power Operating LLC
9.375% due 02/01/2023	2,000	2,070
9.625% due 06/15/2025	500	528
Williams Partners LP
4.875% due 05/15/2023	2,000	2,026

		92,814

Total Corporate Bonds & Notes (Cost $1,013,362)		1,028,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust
3.465% due 11/25/2036 ^	573	480
Countrywide Alternative Loan Trust
0.762% due 05/20/2046 ^	97	62
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/2035	53	42
2.820% due 05/20/2036 ^	328	274
GSR Mortgage Loan Trust
3.068% due 04/25/2035	7	7
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	440	395
WaMu Mortgage Pass-Through Certificates Trust
2.251% due 12/25/2036 ^	373	324
Washington Mutual Mortgage Pass-Through Certificates Trust
1.477% due 05/25/2046	33	25

Total Non-Agency Mortgage-Backed Securities (Cost $1,147)		1,609

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.595% due 01/25/2037 ^	90	35

Total Asset-Backed Securities (Cost $61)		35

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		567

Total Short-Term Instruments (Cost $567)		567

Total Investments in Securities (Cost $1,017,122)		1,032,295

	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	9,932,744	98,195

Total Short-Term Instruments (Cost $98,195)		98,195

Total Investments in Affiliates (Cost $98,195)		98,195

Total Investments 97.7% (Cost $1,115,317)		$1,130,490
Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $0)		214
Other Assets and Liabilities, net 2.3%		25,856

Net Assets 100.0%		$1,156,560

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$567	U.S. Treasury Bonds 8.000% due 11/15/2021(2)	$(582)	$567	$567

Total Repurchase Agreements						$(582)	$567	$567

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(5.500)%	09/01/2016	TBD	(4)	$(454)	$(452)
	(4.500)	09/01/2016	TBD	(4)	(909)	(905)
	(2.250)	07/29/2016	TBD	(4)	(936)	(932)
	(1.250)	06/02/2016	TBD	(4)	(2,711)	(2,699)
	(1.000)	09/28/2016	09/28/2017		(445)	(445)
	(0.500)	07/05/2016	07/05/2017		(807)	(806)
	(0.500)	07/21/2016	07/21/2017		(1,582)	(1,580)
	(0.500)	08/02/2016	08/02/2017		(248)	(248)
	(0.500)	08/19/2016	08/19/2017		(1,872)	(1,871)
	(0.250)	08/11/2016	08/11/2017		(1,353)	(1,353)
	(0.250)	09/28/2016	TBD	(4)	(906)	(906)
	0.000	08/31/2016	TBD	(4)	(204)	(204)
FOB	(4.000)	07/19/2016	07/19/2017		(495)	(491)
RDR	(4.250)	08/31/2016	TBD	(4)	(469)	(467)
	(0.875)	06/29/2016	06/29/2017		(1,494)	(1,491)
	(0.750)	08/03/2016	08/03/2017		(2,085)	(2,082)
	(0.500)	06/14/2016	10/03/2016		(1,240)	(1,238)
	(0.500)	10/03/2016	10/03/2017		(827)	(827)
	(0.250)	05/19/2016	04/19/2018		(898)	(897)

Total Reverse Repurchase Agreements						$(19,894)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(8,364) at a weighted average interest rate of (0.937)%.
(4)	Open maturity reverse repurchase agreement.

(d)	Securities with an aggregate market value of $21,980 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$9,700	$742	$357	$38	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	17,325	1,031	955	100	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	5,000	264	35	28	0

				$2,037	$1,347	$166	$0

Total Swap Agreements				$2,037	$1,347	$166	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $3,004 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	11/2016	CHF	1,084		$1,117	$0	$(2)
GLM	10/2016		$6,763	EUR	6,033	14	0
	11/2016	EUR	6,033		$6,771	0	(15)
MSB	10/2016		6,729		7,611	52	0
UAG	10/2016		$783	EUR	696	0	(1)

Total Forward Foreign Currency Contracts						$66	$(18)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$1,985	$1,985
Corporate Bonds & Notes
Banking & Finance	0	95,738	0	95,738
Industrials	0	839,547	0	839,547
Utilities	0	92,814	0	92,814
Non-Agency Mortgage-Backed Securities	0	1,609	0	1,609
Asset-Backed Securities	0	35	0	35
Short-Term Instruments
Repurchase Agreements	0	567	0	567
	$0	$1,030,310	$1,985	$1,032,295

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$98,195	$0	$0	$98,195

Total Investments	$98,195	$1,030,310	$1,985	$1,130,490

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	166	0	166
Over the counter	0	66	0	66
	$0	$232	$0	$232

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(18)	$0	$(18)
Totals	$98,195	$1,030,524	$1,985	$1,130,704

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Income Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.4%
BANK LOAN OBLIGATIONS 4.5%
Diamond Resorts Corp.
7.000% due 08/11/2023		$100	$99
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		3,814	3,830
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023		1,458	1,470
3.500% due 10/26/2020		142	143
Las Vegas Sands LLC
3.250% due 12/19/2020		1,159	1,167
Texas Competitive Electric Holdings Co.
5.000% due 10/31/2017		50	50
Vertiv Co.
TBD% due 09/29/2023		100	97
Yum! Brands, Inc.
3.281% due 06/16/2023		1,596	1,611

Total Bank Loan Obligations (Cost $8,411)			8,467

CORPORATE BONDS & NOTES 34.7%
BANKING & FINANCE 20.2%
Ally Financial, Inc.
2.750% due 01/30/2017		1,800	1,805
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	945
Barclays Bank PLC
7.625% due 11/21/2022		400	445
Barclays PLC
4.375% due 01/12/2026		1,000	1,037
7.875% due 09/15/2022 (d)	GBP	300	381
CIT Group, Inc.
5.250% due 03/15/2018		$1,200	1,251
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	200	301
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (d)		$1,000	1,043
GELF Bond Issuer S.A.
1.750% due 11/22/2021	EUR	600	713
HSBC Holdings PLC
3.600% due 05/25/2023		$430	445
International Lease Finance Corp.
6.250% due 05/15/2019		1,375	1,494
Lloyds Banking Group PLC
3.100% due 07/06/2021		620	634
7.625% due 06/27/2023 (d)	GBP	400	531
7.875% due 06/27/2029 (d)		1,750	2,363
National Australia Bank Ltd.
1.375% due 07/12/2019		$300	299
Navient Corp.
4.625% due 09/25/2017		700	711
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	60,300	9,192
Nykredit Realkredit A/S
2.500% due 10/01/2047		3,280	507
3.000% due 10/01/2047		11,700	1,827
Prologis International Funding S.A.
1.876% due 04/17/2025	EUR	200	240
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	5,220	797
2.500% due 10/01/2037		10,799	1,689
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		$200	185
8.000% due 08/10/2025 (d)		1,600	1,508
Santander Holdings USA, Inc.
2.275% due 11/24/2017		100	101
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (d)	GBP	1,950	2,502
Societe Generale S.A.
7.875% due 12/18/2023 (d)		$200	194
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,870
Synchrony Financial
2.192% due 11/09/2017		900	906
UBS Group AG
5.750% due 02/19/2022 (d)	EUR	1,650	1,913

			37,829

INDUSTRIALS 9.7%
Actavis Funding SCS
2.350% due 03/12/2018		$1,800	1,819
Aetna, Inc.
2.400% due 06/15/2021		6	6
2.800% due 06/15/2023		47	48
3.200% due 06/15/2026		80	81
4.250% due 06/15/2036		41	43
4.375% due 06/15/2046		36	38
Air Canada Pass-Through Trust
3.600% due 09/15/2028		720	747
American Airlines Pass-Through Trust
4.000% due 01/15/2027		850	905
Baxter International, Inc.
2.600% due 08/15/2026		21	21
British Airways Class A Pass-Through Trust
4.625% due 12/20/2025		270	290
CVS Pass-Through Trust
5.789% due 01/10/2026		340	379
Dakota Merger Sub, Inc.
7.750% due 09/01/2023		221	222
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	570	797
Express Scripts Holding Co.
3.000% due 07/15/2023		$7	7
3.400% due 03/01/2027		19	19
4.800% due 07/15/2046		21	22
iHeartCommunications, Inc.
9.000% due 12/15/2019		92	73
9.000% due 03/01/2021		1,785	1,337
9.000% due 09/15/2022		34	25
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)
2.750% due 09/15/2021 (a)	EUR	100	113
Kraft Heinz Foods Co.
3.000% due 06/01/2026		$900	910
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		600	610
Norwegian Air Shuttle ASA
4.875% due 11/10/2029		436	436
Sabine Pass LNG LP
7.500% due 11/30/2016		900	908
SABMiller PLC
6.500% due 07/15/2018		1,025	1,114
SBA Tower Trust
2.877% due 07/15/2046		900	916
SFR Group S.A.
7.375% due 05/01/2026		1,700	1,740
Sovran Acquisition LP
3.500% due 07/01/2026		900	921
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		920	942
Thomson Reuters Corp.
6.500% due 07/15/2018		400	434
Viacom, Inc.
2.200% due 04/01/2019		600	602
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		1,600	1,596
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		16	17

			18,138

UTILITIES 4.8%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		800	838
6.510% due 03/07/2022		500	557
9.250% due 04/23/2019		2,400	2,767
Petrobras Global Finance BV
4.875% due 03/17/2020		3,100	3,140
8.375% due 05/23/2021		537	590
Telecom Italia SpA
7.375% due 12/15/2017	GBP	700	968
Verizon Communications, Inc.
4.125% due 08/15/2046		$30	30

			8,890

Total Corporate Bonds & Notes (Cost $64,136)			64,857

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		40	43
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		275	265

Total Municipal Bonds & Notes (Cost $305)			308

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
3.000% due 08/01/2027 - 09/01/2027		857	901
3.500% due 03/01/2045 - 03/01/2046		8,961	9,458
Fannie Mae, TBA
2.500% due 11/01/2031		2,000	2,068
3.000% due 11/01/2031 - 11/01/2046		6,000	6,241
3.500% due 11/01/2046		3,000	3,162
Freddie Mac, TBA
3.000% due 11/01/2046		10,000	10,371
Ginnie Mae
1.123% due 04/20/2066		1,883	1,883
3.705% due 09/20/2066		400	455
NCUA Guaranteed Notes
0.889% due 11/06/2017		222	222
0.904% due 03/06/2020		584	585

Total U.S. Government Agencies (Cost $35,254)			35,346

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.375% due 04/30/2021 (f)		2,800	2,830

Total U.S. Treasury Obligations (Cost $2,807)			2,830

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.6%
American Home Mortgage Investment Trust
6.600% due 06/25/2036		6,897	3,207
Banc of America Alternative Loan Trust
6.000% due 01/25/2035		288	285
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		1,509	1,528
5.791% due 04/10/2049		1,160	1,166
Chase Mortgage Finance Trust
2.661% due 12/25/2035 ^		3,712	3,551
Deco UK PLC
0.698% due 01/27/2020	GBP	1,284	1,647
Eurosail PLC
1.329% due 06/13/2045		2,863	3,287
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	1,732	1,465
HarborView Mortgage Loan Trust
0.771% due 03/19/2036		$134	99
Juno Eclipse Ltd.
0.000% due 11/20/2022	EUR	1,618	1,809
WaMu Mortgage Pass-Through Certificates Trust
2.482% due 03/25/2033		$148	148
Washington Mutual Mortgage Pass-Through Certificates Trust
1.357% due 10/25/2046		5,913	3,545
Wells Fargo Mortgage-Backed Securities Trust
2.859% due 01/25/2035		26	26

Total Non-Agency Mortgage-Backed Securities (Cost $21,883)			21,763

ASSET-BACKED SECURITIES 28.1%
Aegis Asset-Backed Securities Trust
0.694% due 01/25/2037		7,253	5,210
ALESCO Preferred Funding Ltd.
1.343% due 12/23/2034		1,769	1,407
Asset-Backed Funding Certificates Trust
0.665% due 11/25/2036		5,826	4,138
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		500	500
Citigroup Mortgage Loan Trust, Inc.
0.665% due 05/25/2037		1,230	1,225
0.685% due 12/25/2036		2,740	1,811
0.785% due 03/25/2037		47	37

Countrywide Asset-Backed Certificates
0.745% due 06/25/2047		900	658
Countrywide Asset-Backed Certificates Trust
1.054% due 05/25/2036		9,800	6,725
Denali Capital CLO Ltd.
0.932% due 01/22/2022		1,687	1,669
HSI Asset Securitization Corp. Trust
0.635% due 12/25/2036		1,404	608
0.665% due 01/25/2037		4,877	3,478
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.825% due 03/25/2036		5,000	3,598
IXIS Real Estate Capital Trust
0.675% due 01/25/2037		4,915	2,446
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024		1,313	1,313
Merrill Lynch Mortgage Investors Trust
0.595% due 04/25/2047		8,397	4,836
Morgan Stanley ABS Capital, Inc. Trust
0.595% due 10/25/2036		3,145	1,953
0.605% due 11/25/2036		7,174	4,319
Option One Mortgage Loan Trust
0.885% due 01/25/2036		5,000	3,458
Putnam Structured Product CDO Ltd.
1.198% due 01/10/2038		1,819	1,800
Trapeza CDO Ltd.
1.125% due 01/25/2035		1,952	1,474

Total Asset-Backed Securities (Cost $49,904)			52,663

SOVEREIGN ISSUES 1.0%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	116
Brazil Government International Bond
5.625% due 02/21/2047		$1,800	1,773

Total Sovereign Issues (Cost $1,851)			1,889

SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.641% due 09/08/2017		400	401
Credit Suisse AG
1.645% due 09/12/2017		900	901
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		200	200
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		500	501

			2,003

SHORT-TERM NOTES 1.0%
Holmes Master Issuer PLC
1.124% due 04/15/2017		1,800	1,802

JAPAN TREASURY BILLS 2.1%
(0.269)% due 10/24/2016 (c)	JPY	400,000	3,945

U.S. TREASURY BILLS 0.7%
0.476% due 03/02/2017 - 03/16/2017 (b)(c)(f)		$1,418	1,416

Total Short-Term Instruments (Cost $8,999)			9,166

Total Investments in Securities (Cost $193,550)			197,289

	SHARES
INVESTMENTS IN AFFILIATES 10.7%
SHORT-TERM INSTRUMENTS 10.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%
PIMCO Short-Term Floating NAV Portfolio III		2,025,427	20,023

Total Short-Term Instruments (Cost $20,024)			20,023

Total Investments in Affiliates (Cost $20,024)			20,023

Total Investments 116.1% (Cost $213,574)			$217,312
Financial Derivative Instruments (e) (0.1)% (Cost or Premiums, net $0)			(265)
Other Assets and Liabilities, net (16.0)%			(29,920)

Net Assets 100.0%			$187,127

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(86) at a weighted average interest rate of 0.545%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Cash of $1,618 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016	EUR	68	$	76	$0	$(1)
	10/2016		$148	JPY	15,033	0	0
BOA	10/2016	EUR	9,181	$	10,279	0	(34)
	10/2016	JPY	190,000		1,777	0	(98)
	10/2016		$802	DKK	5,324	2	0
	11/2016	GBP	10,015	$	13,014	23	0
	01/2017	DKK	26,300		3,975	0	(10)
	04/2017		5,324		808	0	(2)
BPS	10/2016	MXN	2,273		115	0	(2)
	10/2016		$252	EUR	225	1	0
BRC	10/2016	DKK	6,585	$	988	0	(6)
	10/2016		$110	MXN	2,026	0	(6)
CBK	10/2016	AUD	1,295	$	975	0	(16)
	10/2016	DKK	14,585		2,190	0	(11)
	10/2016	EUR	107		121	0	0
	10/2016	JPY	210,000		1,964	0	(108)
	10/2016		$1,719	MXN	31,203	0	(112)
	11/2016	GBP	119	$	154	0	(1)
FBF	10/2016	JPY	11,763		114	0	(2)
	10/2016	RUB	61,912		966	0	(16)
	10/2016		$445	MXN	8,638	0	0
	12/2016		953	RUB	61,912	16	0
GLM	10/2016	JPY	960,722	$	9,578	104	0
	10/2016		$9,175	DKK	60,903	14	0
	10/2016		10,139	EUR	9,045	21	0
	11/2016	EUR	9,045	$	10,152	0	(23)
	11/2016	GBP	84		112	3	0
	11/2016		$308	GBP	235	0	(3)
	10/2017	DKK	60,903	$	9,335	0	(21)
RBC	10/2016	AUD	328		246	0	(5)
	10/2016	DKK	10,395		1,554	0	(14)
	10/2016		$96	EUR	86	1	0
SCX	10/2016		9,508	JPY	957,453	0	(66)
	10/2016		943	RUB	61,912	40	0
	11/2016	GBP	72	$	94	1	0
	11/2016	JPY	957,453		9,520	66	0

Total Forward Foreign Currency Contracts						$292	$(557)

(f)	Securities with an aggregate market value of $1,465 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,467	$0	$8,467
Corporate Bonds & Notes
Banking & Finance	0	37,829	0	37,829
Industrials	0	18,138	0	18,138
Utilities	0	8,890	0	8,890
Municipal Bonds & Notes
Illinois	0	308	0	308
U.S. Government Agencies	0	34,891	455	35,346
U.S. Treasury Obligations	0	2,830	0	2,830
Non-Agency Mortgage-Backed Securities	0	21,763	0	21,763
Asset-Backed Securities	0	52,663	0	52,663
Sovereign Issues	0	1,889	0	1,889
Short-Term Instruments
Certificates of Deposit	0	2,003	0	2,003
Short-Term Notes	0	1,802	0	1,802
Japan Treasury Bills	0	3,945	0	3,945
U.S. Treasury Bills	0	1,416	0	1,416
	$0	$196,834	$455	$197,289

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,023	$0	$0	$20,023

Total Investments	$20,023	$196,834	$455	$217,312

Financial Derivative Instruments - Assets
Over the counter	$0	$292	$0	$292

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(557)	$0	$(557)

Totals	$20,023	$196,569	$455	$217,047

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.6%
CORPORATE BONDS & NOTES 1.0%
INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$700	$706
3.100% due 04/07/2030	700	708
Vessel Management Services, Inc.
3.432% due 08/15/2036	636	668

		2,082

UTILITIES 0.4%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,200	1,264

Total Corporate Bonds & Notes (Cost $3,234)		3,346

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,752
0.585% due 07/25/2037	22	21
0.975% due 08/25/2021	2	2
1.125% due 08/25/2022	1	1
1.425% due 04/25/2032	4	4
2.504% due 01/01/2033	6	7
3.000% due 09/25/2046	2,264	2,258
3.580% due 08/01/2030	1,700	1,845
3.600% due 02/01/2040	1,545	1,686
3.700% due 09/01/2034	1,550	1,739
3.950% due 12/01/2045	3,000	3,331
4.250% due 05/25/2037	75	95
4.500% due 06/25/2019	42	43
5.000% due 04/25/2032 - 08/25/2033	351	409
5.500% due 12/25/2035	110	130
5.625% due 07/15/2037	400	594
6.080% due 09/01/2028	64	89
6.500% due 07/25/2031	123	142
6.625% due 11/15/2030	900	1,373
Fannie Mae, TBA
3.500% due 11/01/2046	7,000	7,379
4.000% due 10/01/2046 - 11/01/2046	14,000	15,026
Federal Housing Administration
6.896% due 07/01/2020	55	53
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,800	1,866
0.924% due 01/15/2033	9	9
1.224% due 02/15/2027	3	3
1.524% due 02/15/2021	5	5
1.689% due 10/25/2044	37	38
3.000% due 04/15/2053	1,277	1,233
4.000% due 06/15/2032 - 09/15/2044	3,952	4,504
5.500% due 08/15/2030 - 02/15/2034	444	501
6.750% due 03/15/2031	200	310
7.000% due 07/15/2023 - 12/01/2031	10	11
Ginnie Mae
2.000% due 08/20/2030	4	4
3.500% due 01/20/2044	643	685
6.000% due 08/20/2033	1,159	1,385
Overseas Private Investment Corp.
4.736% due 03/15/2022	200	217
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 01/15/2030 (b)	4,000	3,212
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	1,932
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (b)	3,200	2,403
Small Business Administration
5.240% due 08/01/2023	89	97
5.290% due 12/01/2027	169	185
Tennessee Valley Authority
4.625% due 09/15/2060	300	383
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	800	544

Total U.S. Government Agencies (Cost $54,547)		57,506

U.S. TREASURY OBLIGATIONS 100.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	8,200	8,503
2.500% due 02/15/2046	350	363
2.750% due 08/15/2042 (e)	3,000	3,279
2.750% due 11/15/2042 (e)	54,700	59,738
2.875% due 05/15/2043 (e)	12,200	13,627
2.875% due 08/15/2045 (e)	15,400	17,210
3.000% due 11/15/2044	800	915
3.000% due 05/15/2045 (e)	8,500	9,724
3.000% due 11/15/2045 (e)	11,300	12,937
3.125% due 02/15/2042 (e)	12,200	14,251
3.125% due 02/15/2043 (e)	25,850	30,214
3.375% due 05/15/2044 (e)	28,380	34,733
3.625% due 08/15/2043	300	383
3.875% due 08/15/2040 (e)	1,300	1,700
4.375% due 11/15/2039 (e)	16,800	23,487
4.625% due 02/15/2040	1,200	1,736
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (e)	4,840	5,024
0.625% due 01/15/2026 (e)	608	640
0.750% due 02/15/2042 (e)	959	994
0.750% due 02/15/2045 (e)	511	530
1.375% due 02/15/2044 (e)	1,239	1,479
2.500% due 01/15/2029 (e)	404	514
3.625% due 04/15/2028 (e)	298	412
U.S. Treasury Notes
1.250% due 07/31/2023 (e)	8,200	8,117
1.375% due 01/31/2021 (e)	2,200	2,224
1.375% due 08/31/2023 (e)	18,000	17,951
1.500% due 08/15/2026	200	198
1.750% due 01/31/2023	1,600	1,638
2.000% due 08/31/2021 (e)	5,700	5,922
2.125% due 12/31/2021	1,200	1,255
2.250% due 07/31/2021 (e)	4,300	4,517
2.500% due 05/15/2024 (e)	9,500	10,214
U.S. Treasury STRIPS
0.000% due 05/15/2031 (b)	200	149
0.000% due 05/15/2032 (b)	100	72
0.000% due 11/15/2032 (b)	3,300	2,355
0.000% due 02/15/2033 (b)	1,700	1,205
0.000% due 05/15/2033 (b)	700	493
0.000% due 08/15/2033 (b)	500	349
0.000% due 11/15/2033 (b)	3,000	2,080
0.000% due 05/15/2034 (b)	1,600	1,091
0.000% due 08/15/2035 (b)	37,300	24,548
0.000% due 05/15/2036 (b)	6,900	4,447
0.000% due 08/15/2036 (b)	20,600	13,190
0.000% due 11/15/2036 (b)	2,700	1,715
0.000% due 05/15/2040 (b)	550	319
0.000% due 08/15/2040 (b)	950	547

Total U.S. Treasury Obligations (Cost $326,953)		346,989

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	568
Bear Stearns Adjustable Rate Mortgage Trust
2.797% due 04/25/2033	65	65
2.951% due 01/25/2034	10	10
2.976% due 04/25/2033	10	10
3.040% due 10/25/2035	7	7
3.156% due 02/25/2034	18	18
Countrywide Alternative Loan Trust
0.735% due 05/25/2035	56	47
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/2035	96	76
Credit Suisse First Boston Mortgage Securities Corp.
2.678% due 07/25/2033	16	15
3.037% due 11/25/2032	6	6
First Republic Mortgage Loan Trust
0.874% due 11/15/2031	57	55
GS Mortgage Securities Trust
3.932% due 10/10/2035	500	525
HarborView Mortgage Loan Trust
0.661% due 03/19/2037	56	48
0.751% due 05/19/2035	48	40
3.257% due 07/19/2035 ^	24	21
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034	500	514

Impac CMB Trust
4.822% due 09/25/2034	189	183
JPMorgan Mortgage Trust
2.947% due 07/25/2035	156	156
MASTR Asset Securitization Trust
5.500% due 09/25/2033	23	24
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	73	62
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	7	7
Sequoia Mortgage Trust
0.882% due 07/20/2033	68	64
Structured Adjustable Rate Mortgage Loan Trust
0.745% due 05/25/2037	127	106
Structured Asset Mortgage Investments Trust
1.191% due 09/19/2032	65	64
1.371% due 10/19/2033	35	32
WaMu Mortgage Pass-Through Certificates Trust
1.507% due 08/25/2046	270	233
1.864% due 08/25/2042	3	3
2.193% due 10/25/2046	69	62
Washington Mutual Mortgage Pass-Through Certificates Trust
2.470% due 05/25/2033	6	6
2.645% due 02/25/2033	1	1
2.725% due 02/25/2033	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $3,089)		3,030

ASSET-BACKED SECURITIES 0.3%
Bear Stearns Asset-Backed Securities Trust
1.525% due 11/25/2042	40	38
L.A. Arena Funding LLC
7.656% due 12/15/2026	34	36
Renaissance Home Equity Loan Trust
1.025% due 12/25/2033	22	21
1.404% due 08/25/2033	4	3
SLM Student Loan Trust
2.215% due 04/25/2023	530	531
Specialty Underwriting & Residential Finance Trust
1.205% due 01/25/2034	12	11
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	309	310

Total Asset-Backed Securities (Cost $955)		950

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.2%		527

U.S. TREASURY BILLS 0.5%
0.508% due 03/09/2017 (a)(b)(e)	1,913	1,910

Total Short-Term Instruments (Cost $2,436)		2,437

Total Investments in Securities (Cost $391,214)		414,258

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	539,241	5,331

Total Short-Term Instruments (Cost $5,331)		5,331

Total Investments in Affiliates (Cost $5,331)		5,331

Total Investments 121.1% (Cost $396,545)		$419,589
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $(47))		11
Other Assets and Liabilities, net (21.1)%		(73,102)

Net Assets 100.0%		$346,498

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$527	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(541)	$527	$527

Total Repurchase Agreements						$(541)	$527	$527

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	0.650%	08/24/2016	11/23/2016	$(4,926)	$(4,929)
	0.660	08/19/2016	10/19/2016	(2,002)	(2,003)
	0.690	09/19/2016	12/16/2016	(4,239)	(4,240)
	0.770	10/03/2016	10/06/2016	(5,318)	(5,318)
	1.100	10/03/2016	10/04/2016	(230,425)	(230,425)
GSC	0.690	09/07/2016	10/07/2016	(16,606)	(16,615)
	0.690	09/08/2016	10/11/2016	(10,096)	(10,101)
MSC	0.690	08/29/2016	10/27/2016	(250)	(250)
TDM	0.590	07/20/2016	10/20/2016	(18,218)	(18,241)

Total Sale-Buyback Transactions					$(292,122)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(24,457) at a weighted average interest rate of 0.571%.
(4)	Payable for sale-buyback transactions includes $(27) of deferred price drop.

(e)	Securities with an aggregate market value of $288,343 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2016	187	$(40)	$0	$(79)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	25	66	37	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	61	(241)	0	(131)

Total Futures Contracts				$(215)	$37	$(210)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$4,600	$(159)	$(142)	$4	$0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	4,500	(359)	(186)	24	0
Receive	3-Month USD-LIBOR	1.555	06/30/2026	4,300	(48)	(21)	21	0
Receive	3-Month USD-LIBOR	1.515	06/30/2026	4,400	(32)	(4)	22	0
Receive	3-Month USD-LIBOR	1.500	06/30/2026	2,500	(15)	0	12	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	4,100	(91)	(6)	22	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	16,310	(406)	37	88	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	2,800	(478)	(274)	51	0

					$(1,588)	$(596)	$244	$0

Total Swap Agreements					$(1,588)	$(596)	$244	$0

*	This security has a forward starting effective date.

Cash of $2,730 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$900	$79	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	800	69	36
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	10/20/2016	8,200	49	2
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/11/2017	54,000	33	22
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	1,300	110	1
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	5,100	18	11
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	5,900	21	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	900	79	1
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	8,600	538	554
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	08/11/2017	107,900	65	43

							$1,061	$684

Total Purchased Options							$1,061	$684

Written Options:

Inflation-capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$3,700	$(67)	$(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	1,900	(79)	(1)
BPS	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	08/11/2017	21,800	(15)	(12)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.260	10/20/2016	8,200	(49)	(3)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	2,900	(116)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	08/11/2017	32,600	(22)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	300	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	800	(13)	(16)
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	08/11/2017	42,700	(25)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	400	(7)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	800	(14)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	1,900	(79)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	08/11/2017	64,800	(45)	(36)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	43,000	(537)	(558)

							$(1,073)	$(730)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2046	$102.688	11/07/2016	$3,000	$(7)	$(2)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.688	11/07/2016	3,000	(6)	(12)

					$(13)	$(14)

Total Written Options					$(1,108)	$(744)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,082	$0	$2,082
Utilities	0	1,264	0	1,264
U.S. Government Agencies	0	57,453	53	57,506
U.S. Treasury Obligations	0	346,989	0	346,989
Non-Agency Mortgage-Backed Securities	0	3,030	0	3,030
Asset-Backed Securities	0	950	0	950
Short-Term Instruments
Repurchase Agreements	0	527	0	527
U.S. Treasury Bills	0	1,910	0	1,910
	$0	$414,205	$53	$414,258

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,331	$0	$0	$5,331

Total Investments	$5,331	$414,205	$53	$419,589

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	37	244	0	281
Over the counter	0	684	0	684
	$37	$928	$0	$965

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(210)	0	0	(210)
Over the counter	0	(744)	0	(744)

	$(210)	$(744)	$0	$(954)

Totals	$5,158	$414,389	$53	$419,600

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.8%
BANK LOAN OBLIGATIONS 0.1%
FCA U.S. LLC
3.500% due 05/24/2017		$1,730	$1,736

Total Bank Loan Obligations (Cost $1,732)			1,736

CORPORATE BONDS & NOTES 43.9%
BANKING & FINANCE 29.4%
ABN AMRO Bank NV
1.800% due 06/04/2018		4,300	4,324
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,820
Ally Financial, Inc.
2.750% due 01/30/2017		6,360	6,377
6.250% due 12/01/2017		2,000	2,082
American Tower Corp.
2.800% due 06/01/2020		9,900	10,164
AvalonBay Communities, Inc.
3.625% due 10/01/2020		3,000	3,192
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	3,500	924
Bank of America Corp.
1.610% due 09/15/2026		$900	806
2.108% due 04/19/2021		5,900	5,979
5.650% due 05/01/2018		8,000	8,489
6.875% due 11/15/2018		2,700	2,983
Bank of America N.A.
1.150% due 06/15/2017		23,900	23,891
Bank of Nova Scotia
1.875% due 04/26/2021		6,800	6,851
Barclays PLC
2.917% due 08/10/2021		4,900	5,006
BB&T Corp.
1.395% due 01/15/2020		5,100	5,117
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,500	1,571
BPCE S.A.
1.179% due 03/06/2017	GBP	2,300	2,987
1.371% due 11/18/2016		$7,200	7,204
1.473% due 06/23/2017		400	401
1.625% due 02/10/2017		2,100	2,104
CIT Group, Inc.
3.875% due 02/19/2019		600	614
4.250% due 08/15/2017		7,200	7,344
5.000% due 05/15/2017		9,700	9,894
Citigroup, Inc.
1.424% due 04/27/2018		18,200	18,242
1.632% due 07/30/2018		12,000	12,052
1.800% due 02/05/2018		2,500	2,507
2.218% due 03/30/2021		4,300	4,375
Citizens Bank N.A.
2.300% due 12/03/2018		2,300	2,328
2.500% due 03/14/2019		2,500	2,547
Commonwealth Bank of Australia
1.750% due 11/02/2018		1,800	1,810
Credit Agricole S.A.
1.815% due 06/10/2020		11,700	11,765
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021		5,800	6,006
Deutsche Bank AG
2.717% due 05/10/2019		6,300	6,153
Dexia Credit Local S.A.
1.168% due 11/07/2016		4,500	4,502
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,919
5.500% due 06/26/2017		$4,500	4,618
Ford Motor Credit Co. LLC
1.238% due 11/08/2016		7,500	7,500
1.698% due 11/04/2019		5,500	5,525
1.750% due 06/15/2018		6,000	6,023
2.241% due 01/08/2019		5,600	5,695
2.375% due 01/16/2018		5,224	5,268
3.000% due 06/12/2017		2,700	2,729
5.750% due 02/01/2021		600	677
8.000% due 12/15/2016		2,600	2,637

General Motors Financial Co., Inc.
2.025% due 04/10/2018		4,600	4,616
2.240% due 01/15/2020		3,900	3,871
2.740% due 01/15/2019		5,500	5,574
3.000% due 09/25/2017		5,000	5,066
3.200% due 07/13/2020		7,000	7,174
4.750% due 08/15/2017		2,000	2,054
Goldman Sachs Group, Inc.
1.875% due 04/23/2020		15,200	15,302
1.952% due 04/30/2018		8,200	8,276
2.050% due 09/15/2020		4,500	4,528
2.075% due 04/23/2021		1,300	1,315
6.000% due 06/15/2020		2,000	2,277
7.500% due 02/15/2019		700	792
HSBC Bank PLC
1.457% due 05/15/2018		500	501
HSBC USA, Inc.
1.427% due 11/13/2019		12,900	12,738
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		7,000	7,009
Industrial Bank of Korea
2.375% due 07/17/2017		2,200	2,218
ING Bank NV
2.050% due 08/17/2018		4,000	4,030
International Lease Finance Corp.
6.250% due 05/15/2019		2,250	2,444
Intesa Sanpaolo SpA
2.375% due 01/13/2017		9,400	9,414
JPMorgan Chase & Co.
0.829% due 05/30/2017	GBP	6,300	8,157
1.352% due 03/01/2018		$3,000	3,001
1.670% due 01/23/2020		4,100	4,141
1.957% due 10/29/2020		5,800	5,912
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,000	1,043
KEB Hana Bank
4.000% due 11/03/2016		1,600	1,604
Kookmin Bank
1.609% due 01/27/2017		10,000	10,001
LeasePlan Corp. NV
2.500% due 05/16/2018		900	902
3.000% due 10/23/2017		1,200	1,213
Lloyds Bank PLC
1.367% due 05/14/2018		8,000	7,976
2.000% due 08/17/2018		6,900	6,932
Macquarie Bank Ltd.
1.872% due 07/29/2020		8,900	8,910
Metropolitan Life Global Funding
1.300% due 04/10/2017		3,600	3,604
Mitsubishi UFJ Financial Group, Inc.
2.722% due 03/01/2021		1,300	1,348
Morgan Stanley
2.132% due 02/01/2019		9,600	9,789
MUFG Americas Holdings Corp.
1.362% due 02/09/2018		3,500	3,489
MUFG Union Bank N.A.
1.178% due 05/05/2017		5,000	5,005
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2017	DKK	19,200	2,960
Nykredit Realkredit A/S
2.000% due 07/01/2017		54,200	8,325
2.000% due 10/01/2017		44,500	6,869
Pacific Life Global Funding
3.185% due 06/02/2018		$3,500	3,452
Piper Jaffray Cos.
5.060% due 10/09/2018		1,500	1,522
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	71,100	10,803
2.000% due 04/01/2017		323,500	49,395
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,735	3,340
Santander Bank N.A.
1.597% due 01/12/2018		$6,200	6,173
Santander Holdings USA, Inc.
2.275% due 11/24/2017		3,200	3,229
2.700% due 05/24/2019		3,400	3,444
Springleaf Finance Corp.
6.500% due 09/15/2017		4,900	5,084
Sumitomo Mitsui Banking Corp.
1.268% due 01/16/2018		12,300	12,307
Synchrony Financial
1.989% due 02/03/2020		5,600	5,481
2.192% due 11/09/2017		5,800	5,841
UBS AG
1.375% due 08/14/2017		3,000	3,000
1.402% due 06/01/2017		6,500	6,508

UBS Group Funding Jersey Ltd.
2.453% due 04/14/2021		9,900	10,149
Unibail-Rodamco SE
1.449% due 04/16/2019		9,800	9,756
WEA Finance LLC
1.750% due 09/15/2017		1,000	1,002
Wells Fargo & Co.
1.582% due 07/22/2020		2,000	2,011
2.175% due 03/04/2021		4,500	4,585

			587,464

INDUSTRIALS 10.6%
Actavis Funding SCS
1.925% due 03/12/2018		1,700	1,714
2.450% due 06/15/2019		300	306
Actavis, Inc.
1.875% due 10/01/2017		2,800	2,810
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		4,300	4,361
Aetna, Inc.
1.491% due 12/08/2017		3,900	3,910
Amgen, Inc.
2.125% due 05/15/2017		3,695	3,717
2.200% due 05/22/2019		1,900	1,936
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019		2,600	2,627
2.650% due 02/01/2021		3,400	3,512
BAT International Finance PLC
1.850% due 06/15/2018		1,600	1,614
Becton Dickinson and Co.
1.800% due 12/15/2017		2,100	2,111
2.675% due 12/15/2019		900	930
Boston Scientific Corp.
2.850% due 05/15/2020		2,800	2,888
5.125% due 01/12/2017		1,500	1,516
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		1,000	999
Cardinal Health, Inc.
1.950% due 06/15/2018		1,000	1,010
Charter Communications Operating LLC
3.579% due 07/23/2020		3,700	3,871
4.464% due 07/23/2022		600	649
ConocoPhillips Co.
1.717% due 05/15/2022		3,500	3,445
Cox Communications, Inc.
9.375% due 01/15/2019		400	463
Daimler Finance North America LLC
1.195% due 03/10/2017		11,400	11,409
1.259% due 03/02/2018		2,700	2,699
2.000% due 08/03/2018		6,000	6,051
2.375% due 08/01/2018		900	914
Diamond Finance Corp.
3.480% due 06/01/2019		10,200	10,496
DISH DBS Corp.
4.625% due 07/15/2017		4,700	4,794
Dominion Gas Holdings LLC
2.500% due 12/15/2019		2,300	2,364
Energy Transfer Partners LP
6.700% due 07/01/2018		2,800	3,004
Georgia-Pacific LLC
2.539% due 11/15/2019		4,400	4,499
5.400% due 11/01/2020		2,400	2,717
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,300	1,438
4.500% due 12/06/2016	JPY	109,000	1,069
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$5,900	5,949
2.594% due 10/05/2017		4,100	4,132
Humana, Inc.
7.200% due 06/15/2018		1,200	1,314
Hyundai Capital America
1.450% due 02/06/2017		950	951
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		1,250	1,257
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	504
9.000% due 02/01/2019		300	344
Kinder Morgan, Inc.
2.000% due 12/01/2017		1,500	1,502
3.050% due 12/01/2019		2,600	2,659
7.000% due 06/15/2017		1,500	1,553
7.250% due 06/01/2018		400	432
KLA-Tencor Corp.
2.375% due 11/01/2017		500	504

3.375% due 11/01/2019	150	155
Korea National Oil Corp.
4.000% due 10/27/2016	7,200	7,212
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,300	2,324
Kroger Co.
1.209% due 10/17/2016	5,600	5,601
Merck & Co., Inc.
1.182% due 02/10/2020	4,700	4,721
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	1,400	1,541
MGM Resorts International
8.625% due 02/01/2019	1,000	1,133
Newell Brands, Inc.
2.600% due 03/29/2019	1,300	1,330
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018	200	201
1.950% due 09/12/2017	400	402
2.350% due 03/04/2019	200	203
Oracle Corp.
1.900% due 09/15/2021	9,900	9,933
Pearson Dollar Finance PLC
6.250% due 05/06/2018	600	638
Pioneer Natural Resources Co.
6.875% due 05/01/2018	300	322
QUALCOMM, Inc.
3.000% due 05/20/2022	4,600	4,834
Reynolds American, Inc.
2.300% due 06/12/2018	1,800	1,826
Sabine Pass LNG LP
7.500% due 11/30/2016	2,500	2,521
SABMiller Holdings, Inc.
2.200% due 08/01/2018	1,300	1,318
2.450% due 01/15/2017	500	502
SABMiller PLC
6.500% due 07/15/2018	300	326
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	300	306
Southwestern Energy Co.
5.050% due 01/23/2018	700	712
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017	13,000	12,989
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017	7,000	7,015
Time Warner Cable LLC
5.850% due 05/01/2017	700	718
6.750% due 07/01/2018	1,900	2,065
8.750% due 02/14/2019	1,100	1,269
UnitedHealth Group, Inc.
1.400% due 12/15/2017	1,000	1,003
1.450% due 07/17/2017	1,800	1,804
1.900% due 07/16/2018	1,800	1,819
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	1,500	1,495
1.251% due 11/20/2017	7,500	7,476
1.281% due 05/22/2018	1,900	1,889
2.450% due 11/20/2019	4,200	4,245
Walgreens Boots Alliance, Inc.
1.750% due 11/17/2017	1,700	1,709
WestRock RKT Co.
4.450% due 03/01/2019	400	424
Whirlpool Corp.
1.650% due 11/01/2017	1,100	1,104
Woodside Finance Ltd.
3.650% due 03/05/2025	650	657

		212,686

UTILITIES 3.9%
AES Corp.
3.842% due 06/01/2019	196	197
AT&T, Inc.
1.258% due 03/30/2017	6,800	6,808
1.768% due 06/30/2020	12,300	12,413
3.000% due 06/30/2022	500	515
Consumers Energy Co.
6.700% due 09/15/2019	200	230
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,776
Exelon Corp.
1.550% due 06/09/2017	900	901
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,500	1,574
KT Corp.
1.750% due 04/22/2017	3,700	3,709

Petrobras Global Finance BV
4.875% due 03/17/2020	4,400	4,456
Plains All American Pipeline LP
8.750% due 05/01/2019	700	807
Sprint Communications, Inc.
9.125% due 03/01/2017	14,800	15,188
Verizon Communications, Inc.
1.627% due 06/17/2019	1,500	1,515
2.550% due 06/17/2019	4,655	4,792
2.606% due 09/14/2018	21,300	21,866

		78,747

Total Corporate Bonds & Notes (Cost $879,153)		878,897

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.5%
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	10,600	10,601

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.746% due 04/01/2040	305	304

Total Municipal Bonds & Notes (Cost $10,912)		10,905

U.S. GOVERNMENT AGENCIES 35.6%
Fannie Mae
0.585% due 12/25/2036 - 07/25/2037	475	465
0.875% due 09/25/2042 - 03/25/2044	370	369
1.000% due 01/25/2043	319	303
1.025% due 12/25/2022	37	38
1.325% due 04/25/2023	41	42
1.375% due 02/25/2023	2	2
1.425% due 05/25/2022	3	3
1.431% due 06/17/2027	27	28
1.689% due 07/01/2042 - 06/01/2043	273	278
1.739% due 09/01/2041	187	191
1.889% due 09/01/2040	1	1
2.372% due 11/01/2035	43	45
2.622% due 07/01/2035	52	55
2.630% due 09/01/2035	265	280
2.848% due 05/01/2038	4,321	4,599
3.500% due 09/01/2046	47,000	49,599
4.316% due 12/01/2036	14	14
4.500% due 03/01/2018 - 01/01/2027	3,721	3,922
4.693% due 09/01/2034	8	8
5.000% due 05/01/2027 - 04/25/2033	212	236
5.500% due 12/01/2027 - 12/01/2028	706	795
5.617% due 12/25/2042	7	8
6.000% due 03/01/2017 - 01/01/2039	2,762	3,192
6.500% due 04/01/2036	95	110
Fannie Mae, TBA
3.000% due 11/01/2046 - 12/01/2046	105,000	108,902
3.500% due 10/01/2046 - 11/01/2046	208,000	219,297
4.000% due 10/01/2046 - 11/01/2046	132,400	142,133
4.500% due 11/01/2046	132,000	144,425
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,174	1,188
Federal Housing Administration
7.430% due 10/01/2020	1	1
Freddie Mac
0.565% due 12/25/2036	553	551
0.785% due 08/25/2031	119	117
0.924% due 06/15/2018	2	2
1.689% due 02/25/2045	245	252
2.000% due 11/15/2026	7,632	7,742
2.960% due 09/01/2035	313	333
2.975% due 07/01/2035	99	105
5.000% due 05/01/2024 - 12/01/2041	548	611
5.500% due 12/01/2022 - 08/15/2030	1	1
6.500% due 07/25/2043	53	63
8.841% due 08/15/2044	4,836	5,880
Ginnie Mae
0.954% due 06/20/2065	3,811	3,787
1.014% due 10/20/2065	10,728	10,671
1.798% due 02/20/2041	525	527

6.000% due 09/15/2017		69	70

Total U.S. Government Agencies (Cost $708,970)			711,241

U.S. TREASURY OBLIGATIONS 23.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018		236,011	238,668
0.125% due 04/15/2019 (g)(i)		119,135	121,214
0.125% due 04/15/2020		24,766	25,264
0.125% due 04/15/2021		40,819	41,709
0.625% due 07/15/2021		22,850	24,019
0.750% due 02/15/2042 (i)		1,917	1,988
1.125% due 01/15/2021 (g)(i)		10,451	11,134
1.250% due 07/15/2020 (g)(i)		4,193	4,484
1.375% due 02/15/2044 (i)		5,886	7,027

Total U.S. Treasury Obligations (Cost $472,652)			475,507

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035		840	700
American Home Mortgage Investment Trust
2.920% due 10/25/2034		148	148
3.245% due 02/25/2045		127	128
Banc of America Commercial Mortgage Trust
5.740% due 04/10/2049		2,073	2,088
Banc of America Funding Trust
0.805% due 07/25/2037		974	836
3.002% due 01/20/2047 ^		395	335
Banc of America Mortgage Trust
3.167% due 07/25/2034		528	538
3.301% due 08/25/2034		1,640	1,626
3.374% due 05/25/2033		289	293
6.500% due 10/25/2031		6	6
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		844	843
2.797% due 04/25/2033		4	4
2.927% due 02/25/2033		1	1
2.951% due 01/25/2034		17	18
3.018% due 01/25/2035		3,094	3,038
3.128% due 03/25/2035		1,038	1,048
3.205% due 01/25/2035		141	138
3.312% due 07/25/2034		237	230
Bear Stearns ALT-A Trust
0.685% due 02/25/2034		384	340
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		242	244
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036		873	700
3.279% due 12/26/2046		521	395
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.805% due 01/25/2035		66	60
Citigroup Commercial Mortgage Trust
5.900% due 12/10/2049		3,500	3,564
6.333% due 12/10/2049		740	764
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		5	5
Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035		129	127
3.043% due 08/25/2035 ^		501	382
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		10,874	10,947
Countrywide Alternative Loan Trust
0.705% due 05/25/2047		420	361
6.000% due 10/25/2033		11	12
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		411	365
2.725% due 11/25/2034		492	469
2.852% due 02/20/2035		661	663
2.929% due 11/20/2034		1,018	979
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		542	543
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
3.039% due 09/26/2047		439	438
3.089% due 09/27/2036		1,116	1,116
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.056% due 06/26/2035		147	147
Eurosail PLC
0.000% due 12/10/2044	EUR	139	153
1.079% due 09/13/2045	GBP	743	956
1.329% due 06/13/2045		9,300	11,689
First Horizon Alternative Mortgage Securities Trust
2.779% due 09/25/2034		$979	955

First Horizon Mortgage Pass-Through Trust
2.804% due 02/25/2035		2,011	1,996
2.980% due 08/25/2035		258	225
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		6,415	6,473
GMAC Mortgage Corp. Loan Trust
3.292% due 11/19/2035		195	175
Great Hall Mortgages PLC
0.987% due 06/18/2039		1,929	1,816
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		1,156	1,158
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		5,000	5,281
GS Mortgage Securities Trust
2.456% due 11/10/2045 (a)		2,818	236
GSR Mortgage Loan Trust
2.917% due 09/25/2035		566	577
3.226% due 09/25/2034		138	132
HarborView Mortgage Loan Trust
0.751% due 05/19/2035		108	90
3.098% due 07/19/2035		536	475
Hercules Eclipse PLC
0.764% due 10/25/2018	GBP	2,225	2,814
Hilton USA Trust
1.523% due 11/05/2030		$1,813	1,813
Impac CMB Trust
1.525% due 07/25/2033		135	130
Infinity Classico
0.000% due 02/15/2024	EUR	686	751
JPMorgan Chase Commercial Mortgage Securities Trust
2.165% due 10/15/2045 (a)		$20,755	1,499
5.257% due 05/15/2047		2,172	2,173
5.420% due 01/15/2049		281	284
5.794% due 02/12/2051		3,623	3,718
5.882% due 02/15/2051		1,162	1,187
JPMorgan Commercial Mortgage-Backed Securities Trust
5.720% due 03/18/2051		1,417	1,423
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		23	19
Juno Eclipse Ltd.
0.000% due 11/20/2022	EUR	1,338	1,495
MASTR Asset Securitization Trust
5.500% due 09/25/2033		$4	4
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/2035		165	152
1.185% due 09/25/2029		1,019	1,012
1.523% due 10/25/2035		90	86
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,727
Morgan Stanley Capital Trust
5.665% due 04/15/2049		9,419	9,567
PHHMC Trust
5.598% due 07/18/2035		567	569
Prime Mortgage Trust
0.925% due 02/25/2034		7	7
Residential Funding Mortgage Securities, Inc. Trust
3.428% due 09/25/2035 ^		894	712
RFTI Issuer Ltd.
2.274% due 08/15/2030		10,000	9,984
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035		279	218
3.041% due 08/25/2035		223	208
3.052% due 02/25/2034		270	271
3.099% due 08/25/2034		362	359
Structured Asset Mortgage Investments Trust
0.805% due 02/25/2036 ^		154	127
1.191% due 09/19/2032		3	3
Ulysses European Loan Conduit PLC
0.684% due 07/25/2017	GBP	2,700	3,454
Wachovia Bank Commercial Mortgage Trust
0.740% due 04/15/2047		$9,800	9,705
WaMu Mortgage Pass-Through Certificates Trust
0.795% due 12/25/2045		138	132
1.205% due 01/25/2045		801	736
1.237% due 01/25/2047		304	276
1.707% due 11/25/2042		47	44
1.864% due 08/25/2042		116	112
1.907% due 06/25/2042		28	27
Washington Mutual Mortgage Loan Trust
1.685% due 05/25/2041		3	3
Wells Fargo Commercial Mortgage Trust
2.188% due 10/15/2045 (a)		4,668	354
Wells Fargo Mortgage-Backed Securities Trust
2.840% due 03/25/2035		217	219
2.859% due 01/25/2035		341	344
2.860% due 12/25/2034		286	281

2.894% due 03/25/2036		303	303
3.015% due 09/25/2034		4,821	4,917

Total Non-Agency Mortgage-Backed Securities (Cost $137,424)			131,246

ASSET-BACKED SECURITIES 10.6%
ACE Securities Corp. Home Equity Loan Trust
0.585% due 10/25/2036		110	64
1.425% due 12/25/2034		1,518	1,406
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.025% due 09/25/2035		7,100	6,662
Amortizing Residential Collateral Trust
1.105% due 07/25/2032		13	12
Asset-Backed Funding Certificates Trust
1.200% due 06/25/2035		8,959	8,770
Asset-Backed Securities Corp. Home Equity Loan Trust
2.174% due 03/15/2032		106	104
Atlas Senior Loan Fund Ltd.
1.979% due 08/15/2024		5,500	5,500
Atrium CDO Corp.
1.421% due 11/16/2022		2,233	2,236
AVANT Loans Funding Trust
2.960% due 09/16/2019		6,491	6,501
3.920% due 08/15/2019		2,201	2,215
Bear Stearns Asset-Backed Securities Trust
1.525% due 10/25/2037		1,856	1,742
Cadogan Square CLO BV
0.040% due 01/17/2023	EUR	634	711
Capital Auto Receivables Asset Trust
1.232% due 11/20/2018		$4,886	4,897
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022		4,172	4,179
Carlyle High Yield Partners Ltd.
0.913% due 04/19/2022		596	596
Cavalry CLO Ltd.
2.049% due 01/16/2024		8,724	8,719
CELF Loan Partners PLC
0.222% due 12/15/2021	EUR	298	334
CIFC Funding Ltd.
2.185% due 12/05/2024		$4,800	4,806
Citigroup Mortgage Loan Trust, Inc.
1.245% due 09/25/2035 ^		6,200	5,972
Countrywide Asset-Backed Certificates
0.765% due 12/25/2031 ^		28	22
1.225% due 12/25/2033		1,532	1,451
1.325% due 03/25/2033		1,085	1,007
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032		7	6
Duane Street CLO Ltd.
1.047% due 11/14/2021		189	188
Educational Services of America, Inc.
1.675% due 09/25/2040		1,524	1,509
Elm CLO Ltd.
2.079% due 01/17/2023		6,303	6,320
Equity One Mortgage Pass-Through Trust
1.085% due 11/25/2032		3	3
First Franklin Mortgage Loan Trust
1.245% due 05/25/2035		300	296
Fortress Credit Investments Ltd.
1.929% due 07/17/2023		3,585	3,586
Four Corners CLO Ltd.
0.991% due 01/26/2020		184	184
Fraser Sullivan CLO Ltd.
1.771% due 04/20/2023		2,485	2,487
GE-WMC Mortgage Securities Trust
0.565% due 08/25/2036		10	6
GM Financial Automobile Leasing Trust
1.032% due 10/22/2018		11,800	11,820
GSAMP Trust
0.915% due 01/25/2036		1,067	926
Halcyon Structured Asset Management European CLO BV
0.052% due 01/25/2023	EUR	57	64
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$3,721	3,728
JPMorgan Mortgage Acquisition Corp.
0.705% due 02/25/2036		558	553
0.755% due 05/25/2035		7,087	6,944
Jubilee CDO BV
0.049% due 08/21/2021	EUR	115	129
KVK CLO Ltd.
2.257% due 02/10/2025		$7,700	7,721
LCM LP
1.873% due 07/14/2022		1,432	1,434
1.893% due 10/19/2022		5,100	5,097

Lockwood Grove CLO Ltd.
2.085% due 01/25/2024		4,500	4,504
Madison Park Funding Ltd.
1.048% due 02/26/2021		3,131	3,111
Malin CLO BV
0.000% due 05/07/2023	EUR	4,483	4,993
Massachusetts Educational Financing Authority
1.665% due 04/25/2038		$464	459
Mercator CLO PLC
0.000% due 02/18/2024	EUR	278	312
Motor PLC
1.125% due 06/25/2022		$6,758	6,752
MT Wilson CLO Ltd.
0.895% due 07/11/2020		303	302
Navient Private Education Loan Trust
1.724% due 12/15/2028		2,100	2,120
NYMT Residential
4.000% due 03/25/2021		2,677	2,680
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.805% due 12/25/2035		624	549
0.835% due 04/25/2035		766	766
Panhandle-Plains Higher Education Authority, Inc.
1.776% due 10/01/2035		1,170	1,155
Panther CDO BV
0.067% due 03/20/2084	EUR	2,728	3,043
RAAC Trust
1.005% due 03/25/2037		$516	504
Renaissance Home Equity Loan Trust
1.025% due 12/25/2033		3,356	3,163
Residential Asset Securities Corp. Trust
0.845% due 01/25/2036		2,518	2,505
1.409% due 01/25/2034		4,137	3,791
SLC Student Loan Trust
0.947% due 11/15/2021		3,630	3,624
0.950% due 09/15/2026		4,827	4,721
SLM Private Credit Student Loan Trust
1.030% due 03/15/2024		371	369
1.040% due 12/15/2023		378	374
SLM Private Education Loan Trust
1.274% due 10/16/2023		259	259
SLM Student Loan Trust
0.805% due 10/25/2024		3,562	3,521
2.215% due 04/25/2023		458	459
South Carolina Student Loan Corp.
1.592% due 03/02/2020		902	902
Specialty Underwriting & Residential Finance Trust
0.915% due 12/25/2036		4,800	4,106
SpringCastle America Funding LLC
2.700% due 05/25/2023		4,655	4,671
Stone Tower CLO Ltd.
0.909% due 04/17/2021		221	221
Structured Asset Investment Loan Trust
1.230% due 03/25/2034		615	573
1.500% due 10/25/2033		718	706
Sunrise SRL
0.202% due 08/27/2031	EUR	34	38
Symphony CLO LP
1.979% due 04/16/2022		$970	971
Symphony CLO Ltd.
1.586% due 07/23/2023		4,100	4,101
Telos CLO Ltd.
2.329% due 04/17/2025		9,817	9,839
Voya CLO Ltd.
1.980% due 10/15/2022		4,800	4,802
2.000% due 10/15/2022		5,300	5,297
Wells Fargo Home Equity Asset-Backed Securities Trust
0.785% due 05/25/2036		1,100	1,061
Wood Street CLO BV
0.107% due 11/22/2021	EUR	88	99

Total Asset-Backed Securities (Cost $208,521)			212,330

SOVEREIGN ISSUES 4.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,151
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (c)	BRL	121,400	35,077
0.000% due 10/01/2017 (c)		25,600	7,001
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		64,000	19,554
Export-Import Bank of Korea
1.423% due 01/14/2017		$4,600	4,606
Korea Development Bank
1.327% due 01/22/2017		800	800
3.875% due 05/04/2017		1,200	1,219

Korea Housing Finance Corp.
3.500% due 12/15/2016	1,500	1,506
Korea Land & Housing Corp.
1.875% due 08/02/2017	500	502
Province of Ontario
1.100% due 10/25/2017	13,600	13,618

Total Sovereign Issues (Cost $87,013)		87,034

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Motors Liquidation Co. (b)	4,000	0

Total Common Stocks (Cost $0)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.3%
COMMERCIAL PAPER 0.7%
Sempra Energy Holdings
1.020% due 10/03/2016	$6,400	6,400
Thomson Reuters Corp.
1.070% due 10/17/2016	4,300	4,299
1.070% due 10/24/2016	3,000	2,998

		13,697

REPURCHASE AGREEMENTS (e) 0.1%		2,083

SHORT-TERM NOTES 0.5%
JPMorgan Chase Bank N.A.
4.056% due 10/04/2016 (c)	10,600	10,598

U.S. TREASURY BILLS 0.0%
0.478% due 03/09/2017 (c)(i)	150	150

Total Short-Term Instruments (Cost $26,528)		26,528

Total Investments in Securities (Cost $2,532,905)		2,535,424

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	4,928,423	48,722

Total Short-Term Instruments (Cost $48,724)		48,722

Total Investments in Affiliates (Cost $48,724)		48,722

Total Investments 129.2% (Cost $2,581,629)		$2,584,146
Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $(639))		(1,844)
Other Assets and Liabilities, net (29.1)%		(581,951)

Net Assets 100.0%		$2,000,351

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$2,083	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(2,131)	$2,083	$2,083

Total Repurchase Agreements						$(2,131)	$2,083	$2,083

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(5,372) at a weighted average interest rate of 0.707%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.000%	11/01/2046	$100	$(111)	$(111)
Fannie Mae, TBA	6.000	10/01/2046	3,000	(3,433)	(3,441)
Freddie Mac, TBA	5.000	11/01/2046	500	(554)	(554)

Total Short Sales				$(4,098)	$(4,106)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	1,104	$134	$55	$0
90-Day Eurodollar June Futures	Short	06/2018	556	(246)	35	0
90-Day Eurodollar March Futures	Short	03/2018	1,680	106	105	0
90-Day Eurodollar September Futures	Short	09/2017	389	131	15	0
90-Day Eurodollar September Futures	Short	09/2018	153	(92)	11	0
U.S. Treasury 2-Year Note December Futures	Long	12/2016	1,726	183	0	(162)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	2,523	298	0	(532)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	68	(9)	0	(29)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	948	(814)	46	0

Total Futures Contracts				$(309)	$267	$(723)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$58,300	$(2,015)	$(902)	$47	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	128,800	(5,356)	(2,459)	163	0
Receive	3-Month USD-LIBOR *	1.450	06/28/2021	65,000	(123)	(6)	65	0
Receive	3-Month USD-LIBOR *	1.500	12/21/2021	8,000	(107)	(10)	15	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	21,700	(1,746)	(1,289)	111	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	7,010	(175)	25	38	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	3,700	(852)	(778)	68	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	4,000	(720)	(450)	75	0

					$(11,094)	$(5,869)	$582	$0

Total Swap Agreements					$(11,094)	$(5,869)	$582	$0

*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $7,126 and cash of $1,692 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	46,179		$14,226	$26	$0
	10/2016	CAD	21,373		16,557	266	0
	10/2016	DKK	57,675		8,620	0	(81)
	10/2016	GBP	24,878		32,915	669	0
	10/2016		$14,134	BRL	46,179	65	0
	10/2016		14,194	DKK	94,290	32	0
	11/2016	KRW	5,086,578		$4,571	6	(51)
	11/2016	TWD	128,861		4,037	0	(91)
	04/2017	DKK	241,488		36,791	118	(86)
BPS	10/2016	BRL	54,216		16,759	88	0
	10/2016	CNH	66,011		9,715	0	(177)
	10/2016		$16,701	BRL	54,216	0	(31)
	10/2016		1,948	CNH	13,233	36	0
	10/2016		30,499	GBP	23,443	0	(114)
	11/2016	GBP	23,443		$30,515	111	0
	11/2016		$12,725	JPY	1,278,300	0	(98)
	12/2016		9,663	CNH	66,011	193	0
	01/2017	BRL	20,000		$7,269	1,283	0
BRC	10/2016		$8,324	DKK	55,284	17	0
	07/2017	DKK	55,284		$8,433	0	(20)
CBK	10/2016	MXN	157,302		8,664	566	0
DUB	10/2016	BRL	34,544		9,067	0	(1,555)
	10/2016	MXN	186,714		9,502	0	(110)
	10/2016		$10,642	BRL	34,544	0	(19)
	10/2016		3,327	CNH	22,160	0	(9)
	11/2016	SGD	4,296		$3,139	0	(12)
	11/2016		$3,445	SGD	4,690	0	(5)
	12/2016		5,427	CNH	36,955	91	0
	04/2017	BRL	63,600		$18,726	166	0
FBF	11/2016	KRW	1,798,206		1,633	1	0
GLM	10/2016	DKK	77,965		11,712	0	(51)
	10/2016		$1,251	AUD	1,658	18	0
	10/2016		8,662	CAD	11,352	0	(9)
	10/2016		7,444	CNH	50,697	154	0
	10/2016		25,443	EUR	22,691	47	0
	10/2016		2,713	MXN	51,930	0	(39)
	11/2016	EUR	19,955		$22,397	0	(50)
	11/2016	KRW	1,059,938		949	0	(13)
	11/2016		$1,253	SGD	1,709	1	0
HUS	10/2016	CNH	63,822		$9,761	196	0
	10/2016		$9,780	DKK	64,974	23	0
	11/2016	KRW	745,325		$678	2	0
	11/2016	SGD	33,041		24,619	385	0
	12/2016	CNH	33,375		5,023	40	0
	10/2017	DKK	64,974		9,950	0	(32)
JPM	10/2016	AUD	4,362		3,303	0	(36)
	10/2016	BRL	143,300		34,111	0	(9,952)
	10/2016	DKK	80,515		12,174	26	0
	10/2016	MXN	77,308		3,910	0	(70)
	10/2016		$37,552	BRL	143,300	6,511	0
	10/2016		6,914	CAD	8,926	0	(111)
	10/2016		5,067	CNH	34,504	104	0
	10/2016		5,280	MXN	98,153	0	(227)
	11/2016	JPY	1,095,000		$10,760	0	(56)
	11/2016	KRW	3,565,212		3,170	0	(65)
	11/2016	TWD	55,613		1,758	0	(24)
	11/2016		$4,705	JPY	479,073	27	0
	04/2017	DKK	57,879		$8,947	137	0
	10/2017	BRL	25,600		7,240	91	0
MSB	10/2016		75,635		22,737	15	(535)
	10/2016	EUR	23,715		26,823	183	0
	10/2016		$23,299	BRL	75,635	0	(43)
	11/2016		3,371		11,005	0	(16)
	12/2016	CNH	69,590		$10,460	69	0
SCX	10/2016		$1,324	CNH	8,845	2	0
	10/2016		1,904	GBP	1,435	0	(44)
	11/2016	MYR	10,582		$2,598	37	0
	11/2016	THB	10,231		294	0	(1)
SOG	11/2016	KRW	36,842,428		33,114	0	(319)
	11/2016	SGD	2,639		1,949	13	0
TOR	10/2016	BRL	118,216		36,417	67	0
	10/2016		$35,925	BRL	118,216	526	(101)
	01/2017	BRL	64,000		$18,643	0	(510)
	04/2017		57,800		16,979	112	0
UAG	10/2016		$1,142	EUR	1,024	8	0
	11/2016	KRW	1,828,490		$1,660	1	0
	11/2016		$219	INR	14,797	3	0
	11/2016		26,803	JPY	2,692,200	0	(210)
	04/2017	DKK	102,414		$15,566	0	(24)

Total Forward Foreign Currency Contracts						$12,532	$(14,997)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$7,200	$64	$14
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	20,800	175	34
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	44,700	389	84

							$628	$132

Total Purchased Options							$628	$132

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$14,400	$(64)	$(5)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	41,600	(177)	(11)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	89,400	(391)	(34)

							$(632)	$(50)

Total Written Options							$(632)	$(50)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.523%	EUR	1,500	$23	$4	$27	$0
BRC	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.179		$1,000	(24)	12	0	(12)
	Mexico Government International Bond	1.000	03/20/2018	0.640		4,300	(2)	26	24	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355	EUR	3,200	(38)	68	30	0
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523		1,100	17	3	20	0
DUB	MetLife, Inc.	1.000	03/20/2019	0.524		$1,700	15	5	20	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523	EUR	200	4	0	4	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		$3,800	(12)	17	5	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.579		3,400	43	0	43	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.558		1,100	(4)	5	1	0
JPM	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523	EUR	3,800	58	10	68	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.579		$5,000	63	0	63	0
	PSEG Power LLC	1.000	12/20/2018	0.723		1,700	5	6	11	0
	Volkswagen International Finance NV	1.000	12/20/2018	0.536	EUR	1,700	(72)	93	21	0
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.523		3,400	53	7	60	0

							$129	$256	$397	$(12)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$1	$1	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	3	3	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	2,974	(21)	18	0	(3)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	10,100	(743)	498	0	(245)

					$(764)	$520	$4	$(248)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA *	1.597%	06/02/2018	$116,900	$0	$162	$162	$0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018	35,900	0	56	56	0
MYC	Receive	3-Month USD-CPURNSA *	1.592	06/03/2018	42,800	0	54	54	0

						$0	$272	$272	$0

Total Swap Agreements						$(635)	$1,048	$673	$(260)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $5,901 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,736	$0	$1,736
Corporate Bonds & Notes
Banking & Finance	0	586,540	924	587,464
Industrials	0	212,686	0	212,686
Utilities	0	78,747	0	78,747
Municipal Bonds & Notes
California	0	10,601	0	10,601
Texas	0	304	0	304
U.S. Government Agencies	0	711,240	1	711,241
U.S. Treasury Obligations	0	475,507	0	475,507
Non-Agency Mortgage-Backed Securities	0	130,851	395	131,246
Asset-Backed Securities	0	206,830	5,500	212,330
Sovereign Issues	0	87,034	0	87,034
Short-Term Instruments
Commercial Paper	0	13,697	0	13,697
Repurchase Agreements	0	2,083	0	2,083
Short-Term Notes	0	10,598	0	10,598
U.S. Treasury Bills	0	150	0	150
	$0	$2,528,604	$6,820	$2,535,424

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,722	$0	$0	$48,722

Total Investments	$48,722	$2,528,604	$6,820	$2,584,146

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,106)	$0	$(4,106)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	267	582	0	849
Over the counter	0	13,337	0	13,337
	$267	$13,919	$0	$14,186

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(723)	0	0	(723)
Over the counter	0	(15,307)	0	(15,307)

	$(723)	$(15,307)	$0	$(16,030)

Totals	$48,266	$2,523,110	$6,820	$2,578,196

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.6%
BANK LOAN OBLIGATIONS 0.0%
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023		$91	$91
3.500% due 10/26/2020		9	9
Valeant Pharmaceuticals International, Inc.
5.500% due 04/01/2022		95	96

Total Bank Loan Obligations (Cost $190)			196

CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 7.9%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		100	103
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		100	102
4.625% due 10/30/2020		100	105
Ally Financial, Inc.
2.750% due 01/30/2017		19,500	19,552
5.500% due 02/15/2017		2,500	2,534
6.250% due 12/01/2017		12,900	13,432
Bank of America N.A.
1.750% due 06/05/2018		24,780	24,937
BBVA Bancomer S.A.
6.500% due 03/10/2021		600	658
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,500	5,907
CIT Group, Inc.
4.250% due 08/15/2017		100	102
5.000% due 05/15/2017		200	204
5.250% due 03/15/2018		100	104
Citigroup, Inc.
1.277% due 05/01/2017		32,900	32,922
Cooperatieve Rabobank UA
1.073% due 04/28/2017		32,900	32,911
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		2,600	2,660
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	790
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		$300	300
Goldman Sachs Group, Inc.
2.050% due 09/15/2020		9,900	9,962
3.500% due 01/23/2025		2,000	2,073
ING Bank NV
2.625% due 12/05/2022		3,200	3,321
International Lease Finance Corp.
5.875% due 04/01/2019		200	215
6.250% due 05/15/2019		400	434
8.250% due 12/15/2020		500	595
JPMorgan Chase & Co.
1.265% due 04/25/2018		8,400	8,403
2.322% due 03/01/2021		3,300	3,384
2.750% due 06/23/2020		12,000	12,356
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		100	8
Lloyds Bank PLC
1.750% due 05/14/2018		6,200	6,220
Mitsubishi UFJ Financial Group, Inc.
2.722% due 03/01/2021		4,900	5,081
Navient Corp.
4.625% due 09/25/2017		200	203
5.500% due 01/15/2019		2,400	2,442
OneMain Financial Holdings LLC
6.750% due 12/15/2019		100	106
Santander Holdings USA, Inc.
2.275% due 11/24/2017		500	504
Synchrony Financial
2.192% due 11/09/2017		700	705
Toronto-Dominion Bank
2.250% due 03/15/2021		4,800	4,902
Unibail-Rodamco SE
1.449% due 04/16/2019		5,700	5,675

			203,912

INDUSTRIALS 0.5%
AbbVie, Inc.
1.800% due 05/14/2018		2,800	2,813
3.200% due 11/06/2022		800	834
Aetna, Inc.
1.491% due 12/08/2017		2,000	2,005
2.400% due 06/15/2021		1,400	1,419
AP Moeller - Maersk A/S
2.550% due 09/22/2019		100	101
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	4,316
Japan Tobacco, Inc.
2.100% due 07/23/2018		$100	101
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	216

			11,805

UTILITIES 0.4%
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	2,328
Petrobras Global Finance BV
4.375% due 05/20/2023		$400	359
4.875% due 03/17/2020		200	203
5.375% due 01/27/2021		7,600	7,543
6.625% due 01/16/2034	GBP	100	114
8.375% due 05/23/2021		$300	329

			10,876

Total Corporate Bonds & Notes (Cost $226,312)			226,593

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		670	645

Total Municipal Bonds & Notes (Cost $640)			645

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.584% due 12/25/2036		56	56
0.675% due 08/25/2034		69	68
0.875% due 07/25/2037 - 05/25/2042		91	90
0.965% due 05/25/2036		40	40
1.205% due 02/25/2041		2,026	2,044
1.689% due 07/01/2044 - 09/01/2044		46	48
2.413% due 10/01/2035		133	139
2.742% due 05/25/2035		457	481
Fannie Mae, TBA
3.000% due 11/01/2046		64,000	66,391
3.500% due 10/01/2031 - 11/01/2046		60,000	63,294
Freddie Mac
0.674% due 10/15/2020		215	215
0.754% due 02/15/2019		18	18
0.785% due 08/25/2031		50	49
0.974% due 08/15/2033 - 09/15/2042		10,832	10,902
1.689% due 10/25/2044 - 02/25/2045		3,942	4,030
2.574% due 01/01/2034		95	101
3.126% due 12/01/2035		60	63
NCUA Guaranteed Notes
0.969% due 10/07/2020		2,178	2,182
1.079% due 12/08/2020		3,852	3,862
Small Business Administration
5.902% due 02/10/2018		75	79
6.020% due 08/01/2028		775	883

Total U.S. Government Agencies (Cost $154,633)			155,035

U.S. TREASURY OBLIGATIONS 109.5%
U.S. Treasury Bonds
2.250% due 08/15/2046		1,870	1,842
2.500% due 02/15/2045 (e)		10,240	10,618
2.500% due 02/15/2046		47,520	49,286
2.500% due 05/15/2046 (e)		42,150	43,769
3.000% due 11/15/2044 (e)(i)		2,000	2,288
3.000% due 05/15/2045 (e)(i)		27,240	31,161
3.000% due 11/15/2045 (i)		280	321

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (e)(g)(i)	36,097	36,504
0.125% due 04/15/2019 (e)(g)(i)	103,484	105,289
0.125% due 04/15/2020 (e)(g)(i)	90,227	92,040
0.125% due 01/15/2022 (e)	185,103	189,144
0.125% due 07/15/2022 (e)	328,221	336,512
0.125% due 01/15/2023 (e)	150,863	153,482
0.125% due 07/15/2024 (i)	17,949	18,246
0.125% due 07/15/2026	12,128	12,285
0.250% due 01/15/2025 (e)(i)	51,300	52,346
0.375% due 07/15/2023 (e)(g)(i)	93,545	97,099
0.375% due 07/15/2025 (i)	3,714	3,843
0.625% due 07/15/2021 (e)	166,534	175,056
0.625% due 01/15/2024 (e)	64,977	68,287
0.625% due 01/15/2026	5,408	5,699
0.625% due 02/15/2043 (i)	1,905	1,924
0.750% due 02/15/2042 (i)	11,651	12,085
0.750% due 02/15/2045	24,854	25,797
1.000% due 02/15/2046 (i)	24,571	27,338
1.250% due 07/15/2020 (e)(g)(i)	25,700	27,484
1.375% due 07/15/2018 (g)(i)	1,161	1,210
1.375% due 01/15/2020 (e)	103,052	109,502
1.375% due 02/15/2044 (e)(i)	143,902	171,792
1.625% due 01/15/2018 (g)(i)	2,987	3,080
1.750% due 01/15/2028 (e)	72,266	84,811
1.875% due 07/15/2019 (g)(i)	9,580	10,294
2.125% due 02/15/2040 (e)	41,920	56,076
2.125% due 02/15/2041 (i)	1,824	2,463
2.375% due 01/15/2025 (e)	172,189	205,574
2.375% due 01/15/2027 (e)	65,049	79,953
2.500% due 01/15/2029 (e)	100,050	127,389
3.625% due 04/15/2028 (e)	62,489	86,517
3.875% due 04/15/2029 (e)	139,253	201,237
U.S. Treasury Notes
1.125% due 08/31/2021	86,000	85,930
1.625% due 05/15/2026 (e)	15,760	15,793
2.125% due 09/30/2021	1,700	1,777
2.125% due 12/31/2021	2,600	2,718

Total U.S. Treasury Obligations (Cost $2,777,147)		2,825,861

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
2.745% due 09/25/2045	261	258
Banc of America Alternative Loan Trust
6.000% due 01/25/2035	2,684	2,663
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	352	360
Banc of America Funding Trust
0.752% due 07/20/2036	133	126
2.925% due 02/20/2036	635	625
3.002% due 01/20/2047 ^	349	296
Banc of America Mortgage Trust
2.858% due 11/25/2034	75	72
2.892% due 02/25/2036 ^	423	392
3.255% due 06/25/2035	121	117
6.500% due 09/25/2033	16	17
Banc of America Re-REMIC Trust
5.679% due 02/17/2051	702	708
5.723% due 06/24/2050	488	491
BCAP LLC Trust
5.136% due 03/26/2037	1,564	1,498
BCRR Trust
5.858% due 07/17/2040	163	163
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	176	175
2.580% due 08/25/2035	235	237
2.830% due 10/25/2035	919	890
2.884% due 01/25/2035	425	415
2.920% due 03/25/2035	320	322
2.988% due 03/25/2035	388	380
3.128% due 03/25/2035	82	83
Bear Stearns ALT-A Trust
3.142% due 09/25/2035	1,906	1,651
3.381% due 03/25/2036 ^	630	482
Chase Mortgage Finance Trust
3.064% due 02/25/2037	50	49
ChaseFlex Trust
6.000% due 02/25/2037 ^	539	436
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.805% due 01/25/2035	16	15
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	27	26
2.430% due 09/25/2035	130	134
2.760% due 09/25/2035	137	137

2.930% due 10/25/2035		768	759
3.040% due 05/25/2035		39	38
3.296% due 09/25/2037 ^		1,051	966
Countrywide Alternative Loan Trust
0.695% due 05/25/2047		5,979	5,065
0.705% due 05/25/2047		162	139
0.712% due 02/20/2047 ^		552	374
0.715% due 09/25/2046 ^		5,082	3,931
0.805% due 12/25/2035		34	30
1.507% due 12/25/2035		104	84
6.000% due 01/25/2037 ^		256	216
Countrywide Home Loan Mortgage Pass-Through Trust
2.820% due 05/20/2036 ^		141	117
3.117% due 11/19/2033		25	25
5.500% due 08/25/2035 ^		120	110
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 06/25/2035		118	105
Deutsche ALT-B Securities, Inc.
0.625% due 10/25/2036 ^		17	11
Eurosail PLC
0.679% due 06/13/2045	GBP	50	64
1.329% due 06/13/2045		3,512	4,036
First Horizon Alternative Mortgage Securities Trust
2.697% due 06/25/2034		$259	253
First Horizon Mortgage Pass-Through Trust
2.708% due 02/25/2035		892	890
2.980% due 08/25/2035		516	451
GreenPoint Mortgage Funding Trust
0.795% due 11/25/2045		192	166
0.965% due 06/25/2045		313	276
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,552
GSR Mortgage Loan Trust
2.917% due 09/25/2035		431	439
3.036% due 12/25/2034		751	753
3.152% due 01/25/2035		212	203
3.202% due 07/25/2035		542	534
HarborView Mortgage Loan Trust
0.751% due 05/19/2035		96	80
0.811% due 02/19/2036		193	142
0.872% due 06/20/2035		104	96
IndyMac Mortgage Loan Trust
1.305% due 05/25/2034		36	34
2.861% due 12/25/2034		187	177
3.283% due 11/25/2035 ^		540	497
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		1,149	1,179
JPMorgan Mortgage Trust
2.531% due 07/27/2037		881	824
3.089% due 02/25/2035		258	246
3.119% due 07/25/2035		574	573
3.165% due 08/25/2035 ^		318	305
3.215% due 09/25/2035		140	127
3.219% due 07/25/2035		248	247
3.236% due 08/25/2035		349	344
JPMorgan Resecuritization Trust
6.000% due 02/27/2037		327	334
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		87	88
Marche Mutui SRL
0.108% due 02/25/2055	EUR	307	342
1.953% due 01/27/2064		1,053	1,193
MASTR Adjustable Rate Mortgages Trust
3.044% due 11/21/2034		$279	285
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.224% due 11/15/2031		159	149
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.964% due 12/15/2030		156	150
Merrill Lynch Mortgage Investors Trust
0.735% due 02/25/2036		419	384
0.775% due 11/25/2035		265	247
1.523% due 10/25/2035		158	151
2.228% due 10/25/2035		775	752
2.774% due 12/25/2035		219	202
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		175	180
Morgan Stanley Capital Trust
5.809% due 12/12/2049		515	530
6.103% due 06/11/2049		412	423
Morgan Stanley Mortgage Loan Trust
2.636% due 06/25/2036		521	505
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		1,391	1,406
Residential Accredit Loans, Inc. Trust
0.825% due 08/25/2035		135	107

Royal Bank of Scotland Capital Funding Trust
6.296% due 12/16/2049		1,347	1,369
Sequoia Mortgage Trust
0.732% due 07/20/2036		1,157	1,061
1.231% due 10/19/2026		48	47
Structured Adjustable Rate Mortgage Loan Trust
1.889% due 01/25/2035		148	116
3.041% due 08/25/2035		162	151
3.052% due 02/25/2034		182	183
3.087% due 12/25/2034		344	336
Structured Asset Mortgage Investments Trust
0.715% due 06/25/2036		99	83
0.735% due 04/25/2036		415	335
0.781% due 07/19/2035		991	949
1.191% due 10/19/2034		91	88
Swan Trust
2.920% due 04/25/2041	AUD	169	130
Thornburg Mortgage Securities Trust
2.526% due 04/25/2045		$539	542
2.648% due 09/25/2037		7,027	6,925
Thrones PLC
2.023% due 07/20/2044	GBP	56	73
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	7,005
WaMu Mortgage Pass-Through Certificates Trust
0.785% due 11/25/2045		192	181
0.815% due 10/25/2045		1,075	1,024
1.237% due 01/25/2047		744	675
1.277% due 05/25/2047		457	384
1.299% due 12/25/2046		103	88
1.507% due 02/25/2046		164	152
1.707% due 11/25/2042		20	18
2.193% due 07/25/2046		686	618
2.193% due 11/25/2046		100	90
2.712% due 12/25/2035		205	188
3.008% due 08/25/2035		106	99
Wells Fargo Mortgage-Backed Securities Trust
3.015% due 09/25/2034		66	67

Total Non-Agency Mortgage-Backed Securities (Cost $72,279)			75,081

ASSET-BACKED SECURITIES 3.3%
Aquilae CLO PLC
0.050% due 01/17/2023	EUR	150	168
Asset-Backed Funding Certificates Trust
1.225% due 06/25/2034		$866	823
Asset-Backed Securities Corp. Home Equity Loan Trust
0.690% due 03/25/2036		880	856
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		2,100	2,101
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		479	480
Bear Stearns Asset-Backed Securities Trust
1.185% due 10/25/2032		12	12
1.525% due 10/25/2037		35	33
Carlyle Global Market Strategies CLO Ltd.
2.086% due 01/20/2025		500	500
Carlyle High Yield Partners Ltd.
0.913% due 04/19/2022		894	894
Citigroup Mortgage Loan Trust, Inc.
0.605% due 01/25/2037		183	124
0.775% due 06/25/2037		7,000	6,059
College Loan Corp. Trust
0.965% due 01/25/2024		800	784
Countrywide Asset-Backed Certificates
0.705% due 07/25/2036		63	63
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036		84	52
Equity One Mortgage Pass-Through Trust
1.125% due 04/25/2034		86	74
Finn Square CLO Ltd.
2.052% due 12/24/2023		1,400	1,401
First Franklin Mortgage Loan Trust
1.205% due 11/25/2035		2,161	2,164
First NLC Trust
0.915% due 02/25/2036		600	537
Fraser Sullivan CLO Ltd.
1.771% due 04/20/2023		3,779	3,783
GSAMP Trust
0.595% due 12/25/2036		99	55
1.260% due 09/25/2035 ^		133	120
HSI Asset Securitization Corp. Trust
0.575% due 10/25/2036		7	4
IXIS Real Estate Capital Trust
1.155% due 02/25/2036		428	389

JPMorgan Mortgage Acquisition Trust
0.645% due 01/25/2037		1,461	1,442
Merrill Lynch Mortgage Investors Trust
0.605% due 09/25/2037		25	10
0.645% due 02/25/2037		366	172
0.915% due 08/25/2036		2,450	2,198
Morgan Stanley IXIS Real Estate Capital Trust
0.575% due 11/25/2036		12	6
Nautique Funding Ltd.
0.930% due 04/15/2020		43	43
NovaStar Mortgage Funding Trust
0.995% due 01/25/2036		2,100	1,924
OneMain Financial Issuance Trust
2.470% due 09/18/2024		12,160	12,202
Palmer Square CLO Ltd.
2.079% due 10/17/2025		5,100	5,091
Park Place Securities, Inc.
0.995% due 09/25/2035		3,200	2,961
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.015% due 09/25/2035		800	689
1.575% due 10/25/2034		4,000	3,551
Penta CLO S.A.
0.067% due 06/04/2024	EUR	804	902
RAAC Trust
0.865% due 08/25/2036		$700	665
Renaissance Home Equity Loan Trust
1.285% due 12/25/2032		64	61
Securitized Asset-Backed Receivables LLC Trust
0.585% due 12/25/2036 ^		345	116
SLM Student Loan Trust
0.755% due 04/25/2019		6,102	6,084
2.215% due 04/25/2023		7,419	7,442
Soundview Home Loan Trust
0.585% due 11/25/2036		55	23
Structured Asset Securities Corp. Mortgage Loan Trust
0.655% due 02/25/2037		8,036	7,387
2.023% due 04/25/2035		405	384
Symphony CLO Ltd.
1.057% due 05/15/2019		547	546
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		176	178
VOLT LLC
3.375% due 10/25/2054		414	415
3.375% due 02/25/2055		664	666
3.500% due 06/26/2045		2,529	2,536
3.875% due 04/25/2055		54	55
Voya CLO Ltd.
1.980% due 10/15/2022		4,300	4,302

Total Asset-Backed Securities (Cost $82,434)			83,527

SOVEREIGN ISSUES 8.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,198
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (b)	BRL	133,300	39,701
0.000% due 04/01/2017 (b)		262,600	75,876
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	4,484	6,642
2.250% due 07/25/2020 (c)		3,181	4,097
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		4,543	5,351
2.350% due 09/15/2024 (c)		12,495	16,467
2.550% due 09/15/2041 (c)		2,116	3,213
3.100% due 09/15/2026 (c)		635	905
Japan Government International Bond
0.100% due 03/10/2024 (c)	JPY	204,400	2,108
0.100% due 09/10/2024 (c)		99,500	1,034
0.100% due 03/10/2026 (c)		1,045,412	10,907
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	88,413	5,253
4.750% due 06/14/2018		65,102	3,329
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	7,249	5,534
3.000% due 09/20/2030 (c)		15,191	12,934
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	154,000	1,477
4.500% due 07/03/2017		300,000	2,914
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	11	17
0.125% due 03/22/2026 (c)		10,854	17,252
0.125% due 03/22/2044 (c)		1,250	2,684
0.125% due 03/22/2046 (c)		2,279	5,055
0.125% due 03/22/2058 (c)		381	1,051
0.125% due 11/22/2065 (c)		30	96

Total Sovereign Issues (Cost $219,214)			225,095

SHORT-TERM INSTRUMENTS 3.4%
CERTIFICATES OF DEPOSIT 2.7%
Barclays Bank PLC
1.641% due 09/08/2017	$7,100	7,123
Credit Suisse AG
1.645% due 09/12/2017	17,600	17,622
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017	4,700	4,703
Natixis S.A.
1.553% due 09/25/2017	18,500	18,543
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017	8,700	8,704
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017	12,100	12,108

		68,803

REPURCHASE AGREEMENTS (d) 0.0%		749

U.S. TREASURY BILLS 0.7%
0.414% due 10/06/2016 - 03/09/2017 (a)(b)(g)(i)	18,570	18,551

Total Short-Term Instruments (Cost $87,994)		88,103

Total Investments in Securities (Cost $3,620,843)		3,680,136

	SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	17,898,610	176,946

Total Short-Term Instruments (Cost $176,963)		176,946

Total Investments in Affiliates (Cost $176,963)		176,946

Total Investments 149.5% (Cost $3,797,806)		$3,857,082
Financial Derivative Instruments (f)(h) (1.6)% (Cost or Premiums, net $ (14,098))		(41,909)
Other Assets and Liabilities, net (47.9)%		(1,234,471)

Net Assets 100.0%		$2,580,702

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$749	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(767)	$749	$749

Total Repurchase Agreements						$(767)	$749	$749

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BSN	0.600%	08/24/2016	10/28/2016	$(154,244)	$(154,347)

Total Reverse Repurchase Agreements					$(154,347)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	0.640%	08/02/2016	10/03/2016	$(70,465)	$(70,543)
	0.770	10/03/2016	10/06/2016	(532,504)	(532,504)
	1.100	10/03/2016	10/04/2016	(710,647)	(710,647)
GSC	0.580	09/15/2016	10/17/2016	(43,082)	(43,094)
	0.700	10/03/2016	10/06/2016	(167,498)	(167,498)
TDM	0.570	09/08/2016	10/11/2016	(12,654)	(12,659)
	0.590	07/18/2016	10/14/2016	(474,651)	(475,250)
	0.600	07/14/2016	10/14/2016	(31,349)	(31,391)
	0.630	08/09/2016	10/11/2016	(12,138)	(12,149)
	0.750	09/13/2016	10/13/2016	(37,822)	(37,838)
	0.850	09/19/2016	10/07/2016	(350,738)	(350,854)
	1.050	09/23/2016	10/07/2016	(7,603)	(7,606)

Total Sale-Buyback Transactions					$(2,452,033)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(676,107) at a weighted average interest rate of 0.594%.
(4)	Payable for sale-buyback transactions includes $(212) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$5,000	$(5,350)	$(5,371)

Total Short Sales				$(5,350)	$(5,371)

(e)	Securities with an aggregate market value of $2,566,933 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note January Futures	$111.000	12/23/2016	1,171	$10	$1

Total Purchased Options				$10	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/21/2016	171	$(61)	$(7)
Call - CBOT U.S. Treasury 10-Year Note November Futures	131.500	10/21/2016	131	(43)	(52)

				$(104)	$(59)

Total Written Options				$(104)	$(59)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	429	$(35)	$5	$0
Euro-Bobl December Futures	Short	12/2016	42	(18)	8	0
Euro-BTP Italy Government Bond December Futures	Short	12/2016	141	19	65	(51)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	44	87	0	(22)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2016	230	(317)	116	(5)
Japan Government 10-Year Bond December Futures	Short	12/2016	3	(20)	2	(1)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,790	54	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	797	12	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,790	(281)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	797	(44)	0	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	515	325	0	(217)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	937	2,473	1,376	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	76	(286)	0	(164)
United Kingdom Long Gilt December Futures	Short	12/2016	115	156	136	0

Total Futures Contracts				$2,125	$1,708	$(460)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$15,100	$(691)	$(125)	$0	$(95)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	19,200	(279)	(51)	0	(30)

				$(970)	$(176)	$0	$(125)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-CPURNSA	1.800%	09/12/2026		$17,300	$(97)	$(97)	$0	$(42)
Receive	3-Month USD-LIBOR	1.250	06/15/2018		22,900	175	77	0	(4)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		46,100	(1,885)	(932)	60	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		88,700	(1,188)	219	168	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		210,500	(10,771)	(9,582)	714	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		185,400	(6,551)	(5,958)	635	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		116,900	(3,545)	(2,703)	400	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		34,000	(855)	(714)	117	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		40,600	(1,018)	(859)	139	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		11,000	(886)	(324)	56	0
Receive	3-Month USD-LIBOR *	2.000	07/27/2026		36,800	(364)	(254)	126	0
Receive	3-Month USD-LIBOR *	1.850	07/27/2026		12,800	(38)	(17)	44	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		2,200	(55)	7	12	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		11,360	(1,140)	112	112	0
Receive	6-Month GBP-LIBOR	0.750	03/15/2027	GBP	28,680	172	(359)	154	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		2,655	(912)	(1,059)	73	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	305,600	(913)	(161)	25	0

						$(29,871)	$(22,604)	$2,835	$(46)

Total Swap Agreements						$(30,841)	$(22,780)	$2,835	$(171)

*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $22,744 and cash of $2,513 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	92,100		$23,305	$0	$(5,014)
	10/2016	GBP	35,448		46,899	954	0
	10/2016	JPY	3,452,413		34,418	372	0
	10/2016		$28,312	BRL	92,100	43	(35)
	11/2016	ZAR	11,855		$842	0	(16)
	01/2017	CNH	25,981		3,764	0	(109)
BPS	10/2016	BRL	87,000		24,966	26	(1,811)
	10/2016		$26,324	BRL	87,000	428	0
	10/2016		48,214	GBP	37,059	0	(180)
	11/2016	GBP	37,059		$48,238	176	0
	01/2017	BRL	21,800		5,020	0	(1,504)
	04/2017		27,600		7,847	0	(207)
BRC	10/2016		6,848		2,109	4	0
	10/2016		$2,094	BRL	6,848	11	0
	11/2016	TWD	372,567		$11,636	0	(300)
CBK	10/2016	BRL	8,000		1,938	0	(522)
	10/2016	EUR	541		607	0	(1)
	10/2016		$2,464	BRL	8,000	0	(5)
	10/2016		15,327	MXN	287,908	79	(585)
	01/2017	CNH	20,996		$3,023	0	(107)
	01/2017		$1,315	COP	3,982,368	41	0
DUB	10/2016	BRL	53,130		$16,367	30	0
	10/2016		$16,385	BRL	53,130	0	(48)
	01/2017	BRL	26,600		$6,147	0	(1,814)
GLM	10/2016		45,548		11,745	0	(2,260)
	10/2016	CNH	86,343		12,913	0	(15)
	10/2016	GBP	1,611		2,157	68	0
	10/2016		$14,031	BRL	45,548	0	(26)
	10/2016		76,627	EUR	68,356	161	0
	10/2016		15,476	JPY	1,568,900	0	(5)
	11/2016	EUR	68,356		$76,721	0	(171)
	01/2017	BRL	45,800		10,715	0	(2,991)
HUS	10/2016	CNH	267,070		39,968	24	(44)
IND	10/2016	BRL	37,400		11,521	21	0
	10/2016		$11,289	BRL	37,400	211	0
	04/2017	BRL	39,600		$11,337	0	(219)
JPM	10/2016	AUD	16,973		12,800	0	(191)
	10/2016	BRL	184,550		46,797	22	(9,972)
	10/2016	NZD	22,121		16,174	66	0
	10/2016		$56,071	BRL	184,550	676	0
	10/2016		3,315	EUR	2,953	2	0
	01/2017	BRL	39,100		$9,198	0	(2,504)
	04/2017		195,400		56,315	0	(707)
MSB	10/2016		66,943		18,177	42	(2,449)
	10/2016	EUR	68,633		77,629	530	0
	10/2016		$20,622	BRL	66,943	0	(38)
	11/2016		9,209		30,063	0	(43)
	01/2017		0	CNH	1	0	0
NAB	10/2016		13,020	AUD	16,973	0	(30)
	10/2016		16,097	NZD	22,121	11	0
	11/2016	AUD	16,973		$13,011	28	0
	11/2016	NZD	22,121		16,077	0	(11)
RYL	10/2016		$14,217	CNH	95,335	57	0
SCX	10/2016		18,704	JPY	1,883,514	0	(130)
	11/2016	JPY	1,883,514		$18,727	131	0
	01/2017	CNH	44,490		6,472	0	(160)
SOG	11/2016		$100	KRW	110,921	1	0
	11/2016		160	MYR	650	0	(2)
	01/2017		13,565	CNH	91,466	70	0
TOR	01/2017	BRL	26,300		$6,013	0	(1,858)
UAG	10/2016	EUR	2,135		2,403	4	0
	11/2016		$12,897	INR	873,147	148	0

Total Forward Foreign Currency Contracts						$4,437	$(36,084)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$250,800	$218	$31
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	02/13/2017	483,700	237	187
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	7,500	751	967
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,500	751	484
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	22,800	1,555	626
FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	54,300	396	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	480,100	427	59
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/09/2017	466,000	210	75
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/21/2017	380,600	202	123
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	49,000	559	440
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	64,400	747	539
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	15,600	1,435	618
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	4,700	470	193
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	4,700	493	204
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	17,100	1,613	835
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	8,100	810	1,044
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	8,100	810	523
RBC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	02/06/2017	494,100	250	131

							$11,934	$7,079

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	1.600%	3-Month USD-LIBOR	12/06/2019	$117,200	$1,641	$1,501
NGF	Call - OTC 2-Year Interest Rate Floor *	1.600	3-Month USD-LIBOR	12/06/2019	119,000	1,654	1,524

						$3,295	$3,025

Total Purchased Options						$15,229	$10,104

*	The underlying security has a forward starting effective date.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-27 5-Year Index	Buy	0.700%	12/21/2016		$25,700	$(26)	$(31)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.625	11/16/2016	EUR	24,200	(22)	(24)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.900	11/16/2016		24,300	(34)	(12)

							$(82)	$(67)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC GBP versus USD		$1.370	11/04/2016	GBP	11,920	$(109)	$(4)
GLM	Call - OTC USD versus BRL	BRL	3.400	10/06/2016		$9,519	(66)	(4)
	Put - OTC USD versus MXN	MXN	19.000	10/27/2016		5,170	(40)	(46)
	Put - OTC USD versus MXN		18.750	11/01/2016		5,170	(28)	(28)
JPM	Call - OTC EUR versus USD		$1.150	11/16/2016	EUR	4,909	(51)	(16)
SCX	Put - OTC EUR versus USD		1.085	11/03/2016		9,340	(39)	(10)
	Put - OTC EUR versus USD		1.090	11/16/2016		7,570	(54)	(19)
SOG	Put - OTC EUR versus USD		1.100	11/16/2016		5,100	(51)	(20)

							$(438)	$(147)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(6)
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(2)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(1)
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(6)
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	(391)	(57)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(10)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(1)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	33,100	(374)	(264)
	Floor - OTC YOY CPURNSA	238.643	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,800	(273)	(147)

						$(1,746)	$(494)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$114,000	$(1,605)	$(606)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	54,300	(432)	(1,503)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	10/07/2016	14,900	(30)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	10/07/2016	14,900	(45)	(18)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	72,500	(1,439)	(540)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	21,900	(471)	(174)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	21,900	(493)	(182)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	80,800	(1,620)	(768)

							$(6,135)	$(3,791)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor *	0.943%	3-Month USD-LIBOR	12/06/2019	$234,400	$(1,641)	$(1,145)
NGF	Call - OTC 2-Year Interest Rate Floor *	0.943	3-Month USD-LIBOR	12/06/2019	238,000	(1,655)	(1,162)

						$(3,296)	$(2,307)

Total Written Options						$(11,697)	$(6,806)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.311%	EUR	460	$(1)	$2	$1	$0
BPS	Mexico Government International Bond	1.000	06/20/2021	1.520		$10,400	(250)	10	0	(240)
BRC	Mexico Government International Bond	1.000	06/20/2021	1.520		500	(13)	1	0	(12)
CBK	Brazil Government International Bond	1.000	06/20/2021	2.449		800	(67)	16	0	(51)
	Mexico Government International Bond	1.000	06/20/2021	1.520		1,000	(23)	0	0	(23)
DUB	Brazil Government International Bond	1.000	06/20/2021	2.449		1,100	(91)	21	0	(70)
	Italy Government International Bond	1.000	03/20/2019	0.924		7,700	(70)	87	17	0
	Mexico Government International Bond	1.000	06/20/2021	1.520		2,800	(70)	6	0	(64)
FBF	Mexico Government International Bond	1.000	06/20/2021	1.520		2,900	(72)	5	0	(67)
GST	Greece Government International Bond	1.000	12/20/2016	11.840		400	(3)	(6)	0	(9)
HUS	Mexico Government International Bond	1.000	06/20/2021	1.520		6,500	(155)	5	0	(150)
NGF	Russia Government International Bond	1.000	06/20/2021	1.996		1,900	(112)	28	0	(84)

							$(927)	$175	$18	$(770)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$4,300	$(222)	$118	$0	$(104)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,400	(72)	38	0	(34)

					$(294)	$156	$0	$(138)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	4,900	$1	$334	$335	$0
	Pay	1-Month GBP-UKRPI	3.350	08/15/2030		7,500	(85)	384	299	0
	Pay	3-Month USD-CPURNSA	1.500	01/15/2017		$37,130	0	(19)	0	(19)
	Pay	3-Month USD-CPURNSA	1.510	01/15/2017		41,100	0	(17)	0	(17)
	Receive	3-Month USD-CPURNSA	1.715	04/15/2017		5,800	0	25	25	0
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		37,570	0	(57)	0	(57)
	Receive	3-Month USD-CPURNSA	1.010	10/16/2017		9,100	0	84	84	0
	Receive	3-Month USD-CPURNSA *	1.565	06/07/2018		4,100	0	6	6	0
	Receive	3-Month USD-CPURNSA	1.570	11/23/2020		1,500	0	7	7	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	4,800	23	265	288	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		5,400	24	41	65	0
	Receive	3-Month EUR-EXT-CPI	0.550	10/15/2017	EUR	2,200	0	(6)	0	(6)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		1,300	0	8	8	0
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026		3,500	0	(16)	0	(16)
	Receive	3-Month USD-CPURNSA	2.250	07/15/2017		$87,000	132	(4,789)	0	(4,657)
	Receive	3-Month USD-CPURNSA	2.500	07/15/2022		30,300	495	(4,023)	0	(3,528)
BRC	Receive	3-Month USD-CPURNSA	2.017	08/19/2017		17,900	0	(576)	0	(576)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	7,700	663	(202)	461	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		4,300	(14)	155	141	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		6,100	0	113	113	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		2,600	(6)	(110)	0	(116)
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		2,600	0	(173)	0	(173)
	Pay	3-Month EUR-EXT-CPI	0.830	05/15/2018	EUR	25,700	0	(127)	0	(127)
	Receive	3-Month EUR-EXT-CPI	0.655	08/15/2018		1,500	+	(5)	0	(7)
	Receive	3-Month EUR-EXT-CPI	0.640	09/15/2018		1,300	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		2,100	0	(8)	0	(8)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		7,440	0	47	47	0
	Receive	3-Month EUR-EXT-CPI	0.875	05/15/2021		19,500	0	86	86	0
	Pay	3-Month EUR-EXT-CPI	1.177	05/15/2026		4,500	(1)	28	27	0
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	6,000	0	313	313	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		6,000	8	189	197	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	4,200	(5)	(10)	0	(15)
	Receive	3-Month EUR-EXT-CPI	0.605	09/15/2018		2,300	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI	0.650	10/15/2018		5,400	3	(23)	0	(20)
	Receive	3-Month USD-CPURNSA	1.940	10/07/2016		$25,800	0	(755)	0	(755)
	Receive	3-Month USD-CPURNSA	2.172	11/01/2018		16,200	0	(725)	0	(725)
	Receive	3-Month USD-CPURNSA	1.725	03/04/2019		2,925	0	(23)	0	(23)
FBF	Pay	1-Month GBP-UKRPI	3.352	05/15/2030	GBP	1,000	0	53	53	0
GLM	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		1,740	0	76	76	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		1,700	5	97	102	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		17,200	(55)	620	565	0
	Pay	1-Month GBP-UKRPI	3.357	04/15/2035		2,700	0	127	127	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		1,630	28	176	204	0
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		2,840	0	448	448	0
	Receive	3-Month EUR-EXT-CPI	0.650	09/15/2018	EUR	1,500	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA	2.415	02/12/2017		$43,800	24	(2,283)	0	(2,259)
	Receive	3-Month USD-CPURNSA	1.942	04/15/2017		73,000	0	(2,377)	0	(2,377)
	Receive	3-Month USD-CPURNSA	2.175	10/01/2018		26,500	49	(1,235)	0	(1,186)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	4,400	0	81	81	0
	Receive	3-Month EUR-EXT-CPI	0.580	10/15/2017	EUR	4,500	0	(16)	0	(16)
	Pay	3-Month USD-CPURNSA	2.000	04/15/2017		$20,600	(14)	(17)	0	(31)
	Receive	3-Month USD-CPURNSA	1.550	07/26/2021		7,200	0	72	72	0
	Receive	3-Month USD-CPURNSA	1.602	09/12/2021		5,560	0	32	32	0
	Pay	3-Month USD-CPURNSA	1.730	07/26/2026		7,200	0	(107)	0	(107)
	Pay	3-Month USD-CPURNSA	1.801	09/12/2026		5,560	0	(36)	0	(36)
	Pay	3-Month USD-CPURNSA	1.805	09/12/2026		4,900	0	(29)	0	(29)
	Pay	3-Month USD-CPURNSA	1.780	09/15/2026		4,600	(5)	(36)	0	(41)
MYC	Receive	3-Month EUR-EXT-CPI	0.622	09/15/2018	EUR	2,500	0	(9)	0	(9)
	Receive	3-Month EUR-EXT-CPI	0.806	04/15/2021		3,460	0	22	22	0
	Pay	3-Month USD-CPURNSA	2.057	05/12/2025		$5,100	0	163	163	0
	Pay	3-Month USD-CPURNSA	1.787	07/18/2026		5,200	0	(48)	0	(48)
	Pay	3-Month USD-CPURNSA	1.810	07/19/2026		12,000	0	(82)	0	(82)
	Pay	3-Month USD-CPURNSA	1.800	07/20/2026		7,600	0	(59)	0	(59)
	Pay	3-Month USD-CPURNSA	1.805	09/20/2026		2,200	0	(15)	0	(15)
RYL	Pay	1-Month GBP-UKRPI	3.140	07/15/2031	GBP	1,700	0	(100)	0	(100)
	Pay	3-Month EUR-FRCPI	1.140	08/15/2026	EUR	1,800	1	(9)	0	(8)
	Receive	3-Month USD-CPURNSA	1.935	10/23/2016		$13,100	(39)	(345)	0	(384)
	Receive	3-Month USD-CPURNSA	2.250	07/15/2017		61,200	108	(3,384)	0	(3,276)
SOG	Receive	3-Month EUR-EXT-CPI	0.680	10/15/2018	EUR	1,600	1	(8)	0	(7)
	Receive	3-Month USD-CPURNSA	1.700	04/15/2017		$400	0	2	2	0
UAG	Receive	3-Month EUR-EXT-CPI	0.525	10/15/2017	EUR	9,300	4	(26)	0	(22)
	Receive	3-Month EUR-EXT-CPI	0.610	09/15/2018		5,400	0	(17)	0	(17)

							$1,343	$(17,867)	$4,449	$(20,973)

Total Swap Agreements							$122	$(17,536)	$4,467	$(21,881)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $49,830 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$196	$0	$196
Corporate Bonds & Notes
Banking & Finance	0	203,912	0	203,912
Industrials	0	11,805	0	11,805
Utilities	0	10,876	0	10,876
Municipal Bonds & Notes
West Virginia	0	645	0	645
U.S. Government Agencies	0	155,035	0	155,035
U.S. Treasury Obligations	0	2,825,861	0	2,825,861
Non-Agency Mortgage-Backed Securities	0	75,081	0	75,081
Asset-Backed Securities	0	83,527	0	83,527
Sovereign Issues	0	225,095	0	225,095
Short-Term Instruments
Certificates of Deposit	0	68,803	0	68,803
Repurchase Agreements	0	749	0	749
U.S. Treasury Bills	0	18,551	0	18,551
	$0	$3,680,136	$0	$3,680,136

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176,946	$0	$0	$176,946

Total Investments	$176,946	$3,680,136	$0	$3,857,082

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,371)	$0	$(5,371)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,708	2,836	0	4,544
Over the counter	0	19,008	0	19,008
	$1,708	$21,844	$0	$23,552

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(460)	(230)	0	(690)
Over the counter	0	(64,771)	0	(64,771)

	$(460)	$(65,001)	$0	$(65,461)

Totals	$178,194	$3,631,608	$0	$3,809,802

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.2%
BANK LOAN OBLIGATIONS 1.3%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023	$202	$205
Community Health Systems, Inc.
4.083% due 12/31/2018	966	962
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	1,100	1,104
FCA U.S. LLC
3.500% due 05/24/2017	638	640
Las Vegas Sands LLC
3.250% due 12/19/2020	397	400
T-Mobile USA, Inc.
3.500% due 11/09/2022	199	200

Total Bank Loan Obligations (Cost $3,498)		3,511

CORPORATE BONDS & NOTES 67.3%
BANKING & FINANCE 32.1%
Air Lease Corp.
2.125% due 01/15/2020 (a)	300	299
Ally Financial, Inc.
2.750% due 01/30/2017	200	201
3.250% due 02/13/2018	700	709
3.500% due 01/27/2019	100	101
4.125% due 03/30/2020	800	816
5.500% due 02/15/2017	900	912
American Tower Corp.
4.500% due 01/15/2018	200	207
Aviation Capital Group Corp.
2.875% due 09/17/2018	1,900	1,926
4.625% due 01/31/2018	700	726
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,600	1,612
Banco Santander Chile
1.565% due 04/11/2017	500	501
Barclays Bank PLC
6.050% due 12/04/2017	500	523
Barclays PLC
2.917% due 08/10/2021	300	306
Bear Stearns Cos. LLC
7.250% due 02/01/2018	600	644
BGC Partners, Inc.
5.125% due 05/27/2021	200	210
BOC Aviation Ltd.
2.875% due 10/10/2017	430	435
CIT Group, Inc.
4.250% due 08/15/2017	300	306
5.000% due 05/15/2017	800	816
5.250% due 03/15/2018	500	521
5.500% due 02/15/2019	2,000	2,120
Citigroup, Inc.
2.031% due 10/26/2020	1,300	1,309
2.218% due 03/30/2021	1,600	1,628
Commerzbank AG
0.477% due 09/20/2017	2,100	2,086
Commerzbank Finance & Covered Bond S.A.
0.477% due 03/20/2017	200	198
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)	500	521
Credit Agricole S.A.
1.815% due 06/10/2020	2,100	2,112
8.125% due 09/19/2033	200	217
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021	3,000	3,106
DBS Bank Ltd.
3.625% due 09/21/2022	250	254
Eksportfinans ASA
5.500% due 06/26/2017	1,090	1,119
Ford Motor Credit Co. LLC
1.405% due 12/06/2017	400	399
1.605% due 01/09/2018	1,300	1,304
General Motors Financial Co., Inc.
2.025% due 04/10/2018	800	803
2.240% due 01/15/2020	1,269	1,260
2.625% due 07/10/2017	1,000	1,008

3.000% due 09/25/2017		100	101
4.750% due 08/15/2017		1,050	1,079
6.750% due 06/01/2018		675	727
Goldman Sachs Group, Inc.
2.429% due 11/29/2023		2,725	2,774
7.750% due 11/23/2016	AUD	1,300	1,002
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		$500	580
HBOS PLC
1.535% due 09/06/2017		2,300	2,296
HSBC Holdings PLC
2.485% due 05/25/2021		2,200	2,244
3.081% due 03/08/2021		800	836
Hyundai Capital Services, Inc.
1.657% due 03/18/2017		200	200
ICICI Bank Ltd.
4.750% due 11/25/2016		250	251
Industrial Bank of Korea
2.375% due 07/17/2017		1,000	1,008
International Lease Finance Corp.
3.875% due 04/15/2018		400	410
5.875% due 04/01/2019		600	644
8.750% due 03/15/2017		2,000	2,060
Intesa Sanpaolo SpA
2.375% due 01/13/2017		2,600	2,604
JPMorgan Chase & Co.
0.829% due 05/30/2017	GBP	100	129
1.957% due 10/29/2020		$1,200	1,223
7.900% due 04/30/2018 (e)		900	926
LeasePlan Corp. NV
2.500% due 05/16/2018		1,040	1,042
2.875% due 01/22/2019		1,300	1,313
3.000% due 10/23/2017		1,100	1,112
Lloyds Bank PLC
1.374% due 03/16/2018		300	299
Macquarie Group Ltd.
3.000% due 12/03/2018		1,550	1,587
7.625% due 08/13/2019		1,700	1,948
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.490% due 07/23/2019		900	901
Mizuho Financial Group, Inc.
2.147% due 04/12/2021		2,200	2,234
MUFG Americas Holdings Corp.
1.362% due 02/09/2018		2,000	1,994
MUFG Capital Finance Ltd.
5.271% due 01/25/2017 (e)	EUR	200	229
6.299% due 01/25/2017 (e)	GBP	400	528
Navient Corp.
4.625% due 09/25/2017		$600	610
5.500% due 01/15/2019		1,200	1,221
6.625% due 07/26/2021		200	202
Piper Jaffray Cos.
3.838% due 05/31/2017		200	200
5.060% due 10/09/2018		400	406
Reliance Standard Life Global Funding
2.150% due 10/15/2018		300	303
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,300	1,343
13.125% due 03/19/2022	AUD	600	479
Santander Bank N.A.
1.597% due 01/12/2018		$300	299
Santander Holdings USA, Inc.
2.275% due 11/24/2017		1,100	1,110
Santander UK PLC
1.675% due 08/24/2018		1,000	1,001
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		500	501
Springleaf Finance Corp.
6.900% due 12/15/2017		900	948
Synchrony Financial
1.875% due 08/15/2017		400	401
1.989% due 02/03/2020		500	489
2.192% due 11/09/2017		1,600	1,611
UBS Group Funding Jersey Ltd.
2.297% due 09/24/2020		750	762
2.453% due 04/14/2021		3,150	3,229
Unibail-Rodamco SE
1.449% due 04/16/2019		1,500	1,493
United Overseas Bank Ltd.
2.875% due 10/17/2022		200	203
Vonovia Finance BV
3.200% due 10/02/2017		1,200	1,215
Weyerhaeuser Co.
6.950% due 08/01/2017		493	514

			84,036

INDUSTRIALS 24.4%
Abu Dhabi National Energy Co. PJSC
5.875% due 10/27/2016	1,000	1,004
Actavis Funding SCS
1.850% due 03/01/2017	900	902
1.925% due 03/12/2018	400	403
2.100% due 03/12/2020	4,018	4,088
Amgen, Inc.
1.191% due 05/22/2017	2,250	2,252
Anheuser-Busch InBev Finance, Inc.
2.017% due 02/01/2021	400	411
Asciano Finance Ltd.
5.000% due 04/07/2018	500	517
BAT International Finance PLC
1.360% due 06/15/2018	100	100
2.125% due 06/07/2017	450	453
Baxalta, Inc.
2.000% due 06/22/2018	300	301
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018	250	254
Chevron Corp.
1.768% due 05/16/2021	3,000	3,017
CNPC General Capital Ltd.
2.750% due 04/19/2017	500	503
ConocoPhillips Co.
1.717% due 05/15/2022	1,200	1,181
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	187	197
D.R. Horton, Inc.
3.625% due 02/15/2018	200	205
3.750% due 03/01/2019	400	418
Daimler Finance North America LLC
1.469% due 08/03/2017 (g)	3,800	3,813
1.617% due 08/01/2018	500	503
1.650% due 03/02/2018	250	250
1.875% due 01/11/2018	200	201
Devon Energy Corp.
1.390% due 12/15/2016	1,355	1,353
Diamond Finance Corp.
3.480% due 06/01/2019	400	412
DISH DBS Corp.
4.250% due 04/01/2018	500	514
eBay, Inc.
0.943% due 07/28/2017	300	300
1.237% due 08/01/2019	1,600	1,593
2.500% due 03/09/2018	900	913
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	1,000	1,021
Enbridge, Inc.
1.289% due 06/02/2017	500	499
Energy Transfer Partners LP
2.500% due 06/15/2018	250	252
6.125% due 02/15/2017	200	203
9.000% due 04/15/2019	400	457
General Electric Co.
6.375% due 11/15/2067	500	520
Georgia-Pacific LLC
2.539% due 11/15/2019	600	613
Goldcorp, Inc.
2.125% due 03/15/2018	200	201
Hess Corp.
1.300% due 06/15/2017	200	200
Hewlett Packard Enterprise Co.
2.594% due 10/05/2017	750	756
2.784% due 10/05/2018	750	763
Hyundai Capital America
4.000% due 06/08/2017	500	509
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	250	251
2.050% due 07/20/2018	1,200	1,209
2.950% due 07/21/2020	500	517
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	150	152
Kinder Morgan, Inc.
2.000% due 12/01/2017	100	100
7.000% due 06/15/2017	550	569
7.250% due 06/01/2018	900	972
KLA-Tencor Corp.
3.375% due 11/01/2019	150	155

Korea National Oil Corp.
3.125% due 04/03/2017		200	202
MGM Resorts International
8.625% due 02/01/2019		300	340
Mylan, Inc.
1.350% due 11/29/2016		500	500
Nissan Motor Acceptance Corp.
1.456% due 04/06/2018		500	500
1.851% due 03/08/2019		1,100	1,109
1.950% due 09/12/2017		600	602
ONEOK Partners LP
6.150% due 10/01/2016		500	500
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,300	1,301
Phillips 66
2.950% due 05/01/2017		100	101
Pioneer Natural Resources Co.
6.650% due 03/15/2017		1,300	1,330
QUALCOMM, Inc.
1.361% due 05/20/2020		500	501
Reynolds American, Inc.
2.300% due 06/12/2018		750	761
S&P Global, Inc.
2.500% due 08/15/2018		300	305
Sabine Pass LNG LP
7.500% due 11/30/2016		400	403
SFR Group S.A.
5.375% due 05/15/2022	EUR	100	116
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$500	501
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		600	613
Symantec Corp.
2.750% due 06/15/2017		250	252
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017		250	250
Telefonica Emisiones S.A.U.
1.513% due 06/23/2017		2,900	2,898
Tesco PLC
5.500% due 11/15/2017		2,000	2,075
Time Warner Cable LLC
5.850% due 05/01/2017		1,500	1,538
6.750% due 07/01/2018		1,400	1,522
Toll Brothers Finance Corp.
8.910% due 10/15/2017		200	215
Total Capital International S.A.
1.377% due 08/10/2018		81	81
UAL Pass-Through Trust
9.750% due 07/15/2018		234	240
10.400% due 05/01/2018		34	34
USG Corp.
7.875% due 03/30/2020		300	313
9.500% due 01/15/2018		1,550	1,691
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		200	186
Viacom, Inc.
6.125% due 10/05/2017		300	313
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017		700	699
Volkswagen International Finance NV
1.241% due 11/18/2016		2,000	2,001
VW Credit, Inc.
1.277% due 06/26/2017		1,400	1,380
Whirlpool Corp.
1.650% due 11/01/2017		200	201
Wind Acquisition Finance S.A.
3.705% due 07/15/2020	EUR	500	563
Woodside Finance Ltd.
4.600% due 05/10/2021		$900	963
Wyndham Worldwide Corp.
2.500% due 03/01/2018		250	253
Wynn Las Vegas LLC
5.500% due 03/01/2025		100	101
ZF North America Capital, Inc.
4.000% due 04/29/2020		200	213
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		300	300

			63,944

UTILITIES 10.8%
AT&T, Inc.
1.768% due 06/30/2020		1,300	1,312
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	300	411
6.500% due 11/30/2072		$900	941

BP Capital Markets PLC
1.157% due 02/10/2017	100	100
1.487% due 09/26/2018	1,000	1,005
1.724% due 09/16/2021	2,000	2,011
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	300	300
Dominion Resources, Inc.
2.125% due 02/15/2018	2,700	2,691
Enel Finance International NV
6.250% due 09/15/2017	1,300	1,358
FirstEnergy Corp.
2.750% due 03/15/2018	800	810
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,050	1,101
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	500	504
Korea Hydro & Nuclear Power Co. Ltd.
1.591% due 05/22/2017	1,000	1,000
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	250	252
National Grid North America, Inc.
1.451% due 08/21/2017	2,600	2,594
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	300	302
Petroleos Mexicanos
5.750% due 03/01/2018	1,500	1,585
Shell International Finance BV
1.266% due 05/11/2020	300	300
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017	1,300	1,301
1.750% due 04/10/2017	750	752
Sprint Communications, Inc.
6.000% due 12/01/2016	1,800	1,811
8.375% due 08/15/2017	1,100	1,145
TECO Finance, Inc.
1.265% due 04/10/2018	150	150
Telecom Italia Capital S.A.
6.999% due 06/04/2018	1,700	1,843
Verizon Communications, Inc.
2.606% due 09/14/2018	1,550	1,591
Williams Partners LP
7.250% due 02/01/2017	1,200	1,222

		28,392

Total Corporate Bonds & Notes (Cost $175,561)		176,372

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.562% due 11/25/2043	106	105

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	800	819
University of California Revenue Bonds, Series 2011
1.023% due 07/01/2041	500	500

		1,319

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.580% due 12/01/2033	220	219

Total Municipal Bonds & Notes (Cost $1,625)		1,643

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
0.584% due 12/25/2036	9	9
0.645% due 03/25/2034	7	7
0.675% due 08/25/2034	2	2
0.725% due 02/25/2037 - 10/27/2037	92	92
0.875% due 05/25/2042	6	6
1.075% due 09/25/2041	136	136
1.105% due 06/25/2041	112	113
1.196% due 01/01/2021	181	182
1.205% due 12/25/2037	56	56
1.689% due 03/01/2044 - 07/01/2044	23	23
2.630% due 10/01/2031	1	1
Freddie Mac
0.565% due 12/25/2036	19	19
0.974% due 09/15/2041	60	60

1.224% due 02/15/2038		59	60
1.689% due 10/25/2044 - 02/25/2045		172	177
1.867% due 07/25/2044		31	32
Ginnie Mae
1.044% due 04/20/2062		287	287
1.194% due 02/20/2062		232	233
1.294% due 01/20/2066		496	496
1.494% due 03/20/2066		500	508
1.532% due 01/20/2066		998	1,012
2.000% due 02/20/2032		6	7
NCUA Guaranteed Notes
0.863% due 12/07/2020		78	78

Total U.S. Government Agencies (Cost $3,565)			3,596

U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)		6,975	7,054
0.125% due 04/15/2020 (g)		18,086	18,450
U.S. Treasury Notes
1.125% due 08/31/2021		4,000	3,996

Total U.S. Treasury Obligations (Cost $29,310)			29,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045		287	287
BCAP LLC Trust
2.716% due 11/26/2035		13	13
Bear Stearns Adjustable Rate Mortgage Trust
3.087% due 01/25/2034		4	4
Bear Stearns ALT-A Trust
3.142% due 09/25/2035		21	18
CDGJ Commercial Mortgage Trust
1.924% due 12/15/2027		440	441
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		7	7
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		544	547
Countrywide Commercial Mortgage Trust
6.300% due 11/12/2043		182	185
Countrywide Home Loan Reperforming REMIC Trust
0.865% due 06/25/2035		11	10
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		71	72
6.267% due 02/15/2041		700	720
Credit Suisse First Boston Mortgage Securities Corp.
1.090% due 03/25/2032		3	3
2.561% due 06/25/2033		12	12
Eurosail PLC
0.679% due 06/13/2045	GBP	173	224
First Republic Mortgage Loan Trust
0.824% due 08/15/2032		$9	8
GreenPoint Mortgage Funding Trust
0.965% due 06/25/2045		27	24
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		548	548
GS Mortgage Securities Trust
5.988% due 08/10/2045		435	442
GSR Mortgage Loan Trust
2.917% due 09/25/2035		13	14
HarborView Mortgage Loan Trust
0.751% due 05/19/2035		36	30
Hudson’s Bay Simon JV Trust
2.103% due 08/05/2034		300	300
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		301	302
5.881% due 02/12/2049		376	381
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.964% due 12/15/2030		4	4
Merrill Lynch Mortgage Investors Trust
1.523% due 10/25/2035		8	7
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.069% due 08/12/2049		681	696
Morgan Stanley Capital Trust
5.902% due 04/12/2049		300	301
MortgageIT Trust
1.165% due 02/25/2035		379	367
Nomura Resecuritization Trust
1.093% due 12/26/2036		379	370
RBSSP Resecuritization Trust
1.024% due 10/26/2036		76	74
2.766% due 10/25/2035		1,275	1,289
RFTI Issuer Ltd.
2.274% due 08/15/2030		600	599

Structured Asset Mortgage Investments Trust
0.755% due 05/25/2045		41	36
0.781% due 07/19/2035		6	6
1.191% due 09/19/2032		3	3
Wachovia Bank Commercial Mortgage Trust
0.740% due 04/15/2047		1,100	1,089
5.888% due 06/15/2049		250	254
WaMu Mortgage Pass-Through Certificates Trust
1.507% due 02/25/2046		21	19
1.507% due 08/25/2046		27	23
1.707% due 11/25/2042		9	9
1.907% due 06/25/2042		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $9,995)			9,740

ASSET-BACKED SECURITIES 12.3%
Atlas Senior Loan Fund Ltd.
2.055% due 01/30/2024		2,200	2,201
Atrium CDO Corp.
1.421% due 11/16/2022		133	133
Bear Stearns Asset-Backed Securities Trust
1.185% due 10/25/2032		1	1
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022		401	402
Cavalry CLO Ltd.
2.049% due 01/16/2024		428	427
CIFC Funding Ltd.
1.920% due 08/14/2024		600	599
Citigroup Mortgage Loan Trust, Inc.
0.875% due 01/25/2036		390	387
COA Summit CLO Ltd.
2.046% due 04/20/2023		1,057	1,057
Colony American Finance Ltd.
2.544% due 06/15/2048		249	249
Colony Starwood Homes Trust
2.031% due 07/17/2033		699	708
Cordatus CLO PLC
0.042% due 07/25/2024	EUR	248	277
Cornerstone CLO Ltd.
0.900% due 07/15/2021		$15	15
Countrywide Asset-Backed Certificates
0.765% due 12/25/2031 ^		1	1
1.265% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
1.265% due 08/25/2032		3	2
Dell Equipment Finance Trust
1.420% due 12/22/2017		494	495
Denali Capital CLO Ltd.
0.932% due 01/22/2022		402	397
Drug Royalty LP
3.530% due 07/15/2023		193	195
Dryden Senior Loan Fund
1.850% due 01/15/2022		850	850
Eagle Ltd.
2.570% due 12/15/2039		141	139
Eastland CLO Ltd.
0.987% due 05/01/2022		184	184
Edsouth Indenture LLC
1.255% due 04/25/2039		135	130
Evergreen Credit Card Trust
1.244% due 04/15/2020		1,000	1,005
Ford Credit Auto Lease Trust
1.040% due 05/15/2018		749	750
Fraser Sullivan CLO Ltd.
1.771% due 04/20/2023		570	570
Gallatin CLO Ltd.
1.950% due 07/15/2023		1,523	1,523
GCAT LLC
3.750% due 07/25/2020		359	361
4.500% due 03/25/2021		408	411
Harbourmaster CLO BV
0.000% due 05/08/2023	EUR	90	101
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$338	339
JMP Credit Advisors CLO Ltd.
1.860% due 04/30/2023		700	699
KVK CLO Ltd.
2.050% due 07/15/2023		496	496
2.257% due 02/10/2025		1,500	1,504
LCM LP
1.581% due 04/15/2022		368	369
1.873% due 07/14/2022		301	302
1.988% due 01/19/2023		800	800
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024		1,833	1,835

Madison Park Funding Ltd.
1.545% due 04/22/2022	755	755
2.107% due 08/15/2022	600	599
Malin CLO BV
0.000% due 05/07/2023	EUR718	805
MASTR Asset-Backed Securities Trust
0.575% due 11/25/2036	$2	1
Navient Private Education Loan Trust
1.024% due 12/15/2021	103	103
Navient Student Loan Trust
1.775% due 06/25/2065	691	692
Northstar Education Finance, Inc.
1.225% due 12/26/2031	99	97
Octagon Investment Partners Ltd.
1.574% due 05/05/2023	492	492
OneMain Financial Issuance Trust
2.570% due 07/18/2025	1,000	1,005
Palmer Square CLO Ltd.
2.079% due 10/17/2025	1,000	998
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030	181	182
Progress Residential Trust
2.031% due 09/17/2033	1,500	1,518
Renaissance Home Equity Loan Trust
0.885% due 11/25/2034	5	5
1.025% due 12/25/2033	22	21
1.404% due 08/25/2033	4	4
SBA Tower Trust
2.898% due 10/15/2044	300	304
SLM Student Loan Trust
2.215% due 04/25/2023	38	38
SMB Private Education Loan Trust
1.974% due 02/17/2032	200	203
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	155	155
Symphony CLO LP
1.574% due 01/09/2023	466	466
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036	197	198
Venture CLO Ltd.
1.609% due 11/14/2022	1,000	1,001
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058	221	221
4.250% due 03/26/2046	176	178
VOLT LLC
3.250% due 02/25/2055	852	852
3.500% due 07/25/2046	497	499
3.500% due 09/25/2046	200	200
4.250% due 02/26/2046	251	254
Voya CLO Ltd.
1.980% due 10/15/2022	500	500

Total Asset-Backed Securities (Cost $32,150)		32,261

SOVEREIGN ISSUES 3.5%
Export-Import Bank of Korea
1.423% due 01/14/2017	1,800	1,802
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	1,000	1,020
Korea Development Bank
1.327% due 01/22/2017	1,500	1,500
Korea Land & Housing Corp.
1.875% due 08/02/2017	2,000	2,008
Mexico Government International Bond
7.250% due 12/15/2016	MXN 56,000	2,903

Total Sovereign Issues (Cost $9,330)		9,233

SHORT-TERM INSTRUMENTS 9.8%
CERTIFICATES OF DEPOSIT 2.4%
Barclays Bank PLC
1.641% due 09/08/2017	$3,200	3,211
Credit Suisse AG
1.645% due 09/12/2017	700	701
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017	500	500
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017	2,000	2,001

		6,413

COMMERCIAL PAPER 4.8%
Electricite de France S.A.
1.510% due 01/09/2017	2,500	2,493
Energy Transfer Partners LP
1.750% due 12/16/2016	300	299
ENI Finance USA, Inc.
1.700% due 07/14/2017	500	495
Ford Motor Credit Co.
1.700% due 09/12/2017	3,700	3,645
Thermo Fisher Scientific, Inc.
1.500% due 10/07/2016	4,100	4,099
Thomson Reuters Corp.
1.070% due 10/26/2016	500	500
Viacom, Inc.
1.300% due 11/14/2016	1,000	999

		12,530

REPURCHASE AGREEMENTS (f) 2.2%		5,662

SHORT-TERM NOTES 0.2%
Kraft Heinz Foods Co.
1.600% due 06/30/2017	500	501

MEXICO TREASURY BILLS 0.2%
4.390% due 11/24/2016 (b)(c)	MXN 9,500	486

Total Short-Term Instruments (Cost $25,583)		25,592

Total Investments in Securities (Cost $290,617)		291,448

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	27,051	267

Total Short-Term Instruments (Cost $267)		267

Total Investments in Affiliates (Cost $267)		267

Total Investments 111.3% (Cost $290,884)		$291,715
Financial Derivative Instruments (h)(i) 0.2% (Cost or Premiums, net $(23)		422
Other Assets and Liabilities, net (11.5)%		(29,983)

Net Assets 100.0%		$262,154

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.500%	09/30/2016	10/03/2016	$5,414	U.S. Treasury Notes 1.125% due 08/31/2021	$(5,401)	$5,414	$5,414
SSB	0.010	09/30/2016	10/03/2016	248	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(253)	248	248

Total Repurchase Agreements						$(5,654)	$5,662	$5,662

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPG	0.730%	09/28/2016	12/22/2016	$(2,102)	$(2,103)
FOB	0.800	09/30/2016	10/27/2016	(3,631)	(3,631)
GRE	0.800	09/28/2016	10/28/2016	(16,217)	(16,219)

Total Reverse Repurchase Agreements					$(21,953)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
TDM	0.900%	09/30/2016	10/03/2016	$(527)	$(527)

Total Sale-Buyback Transactions					$(527)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(10,337) at a weighted average interest rate of 0.644%.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Notes	1.125%	08/31/2021	$10,500	$(10,500)	$(10,491)

Total Short Sales				$(10,500)	$(10,491)

(4)	Payable for short sales includes $(11) of accrued interest.

(g)	Securities with an aggregate market value of $22,694 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2019	383	$(232)	$43	$0
90-Day Eurodollar March Futures	Short	03/2019	218	19	22	0
Australia Government 3-Year Bond December Futures	Long	12/2016	73	24	12	0
Australia Government 10-Year Bond December Futures	Long	12/2016	31	31	11	0
U.S. Treasury 5-Year Note December Futures	Short	12/2016	218	(79)	46	0

Total Futures Contracts				$(237)	$134	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	12/20/2021	$1,200	$(55)	$(3)	$0	$(8)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR *	0.000%	06/21/2020	$226,000	$52	$44	$0	$(7)

Total Swap Agreements					$(3)	$41	$0	$(15)

*	This security has a forward starting effective date.

Cash of $1,066 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	CAD	5,184		$4,016	$65	$0
BPS	11/2016	MXN	9,420		491	8	0
GLM	10/2016		$8,725	EUR	7,783	18	0
	11/2016	EUR	7,783		$8,735	0	(19)
JPM	10/2016	GBP	1,027		1,361	30	0
	10/2016		$3,918	CAD	5,184	33	0
	11/2016	CAD	5,184		$3,919	0	(33)
MSB	10/2016	EUR	8,014		9,065	62	0
NAB	10/2016	AUD	8,866		6,760	0	(26)
	10/2016		$6,801	AUD	8,866	0	(16)
	11/2016	AUD	8,866		$6,796	15	0
SCX	12/2016	MXN	57,398		3,095	159	0
UAG	10/2016		$260	EUR	231	0	(1)

Total Forward Foreign Currency Contracts						$390	$(95)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/22/2016	$13,100	$14	$13
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	11/30/2016	20,000	122	64
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	12/22/2016	13,100	47	38

							$183	$115

Total Purchased Options							$183	$115

Written Options: Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.350%	12/22/2016	$32,800	$(15)	$(11)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.480	11/30/2016	40,000	(127)	(44)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	12/22/2016	26,200	(44)	(32)

							$(186)	$(87)

Total Written Options							$(186)	$(87)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bond	1.000%	09/20/2020	1.305%	$1,800	$(20)	$0	$0	$(20)

Total Swap Agreements						$(20)	$0	$0	$(20)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,511	$0	$3,511
Corporate Bonds & Notes
Banking & Finance	0	84,036	0	84,036
Industrials	0	63,944	0	63,944
Utilities	0	28,392	0	28,392
Municipal Bonds & Notes
Arkansas	0	105	0	105
California	0	1,319	0	1,319
North Carolina	0	219	0	219
U.S. Government Agencies	0	3,596	0	3,596
U.S. Treasury Obligations	0	29,500	0	29,500
Non-Agency Mortgage-Backed Securities	0	9,740	0	9,740
Asset-Backed Securities	0	32,061	200	32,261
Sovereign Issues	0	9,233	0	9,233
Short-Term Instruments
Certificates of Deposit	0	6,413	0	6,413
Commercial Paper	0	12,530	0	12,530
Repurchase Agreements	0	5,662	0	5,662
Short-Term Notes	0	501	0	501
Mexico Treasury Bills	0	486	0	486
	$0	$291,248	$200	$291,448

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$267	$0	$0	$267

Total Investments	$267	$291,248	$200	$291,715

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(10,491)	$0	$(10,491)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	134	0	0	134
Over the counter	0	505	0	505
	$134	$505	$0	$639

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15)	0	(15)
Over the counter	0	(202)	0	(202)

	$0	$(217)	$0	$(217)

Totals	$401	$281,045	$200	$281,646

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.3%
BANK LOAN OBLIGATIONS 0.3%
Community Health Systems, Inc.
4.083% due 12/31/2018		$1,049	$1,044
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		2,600	2,611
FCA U.S. LLC
3.500% due 05/24/2017		10,253	10,285
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	4,000	4,530
Valeant Pharmaceuticals International, Inc.
5.250% due 08/05/2020		$2,626	2,630
5.500% due 04/01/2022		1,612	1,619

Total Bank Loan Obligations (Cost $22,268)			22,719

CORPORATE BONDS & NOTES 31.4%
BANKING & FINANCE 25.8%
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		7,500	8,108
4.500% due 07/30/2029		4,700	5,063
Ally Financial, Inc.
2.750% due 01/30/2017		51,700	51,838
5.500% due 02/15/2017		12,200	12,364
American Express Bank FSB
6.000% due 09/13/2017		3,600	3,755
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,068
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	5,600	1,478
4.000% due 01/21/2019 ^		7,700	2,033
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)		2,100	2,442
Banco Santander Chile
1.565% due 04/11/2017		$7,900	7,916
Bank of America Corp.
4.000% due 04/01/2024		10,000	10,799
4.125% due 01/22/2024		5,100	5,542
5.750% due 12/01/2017		10,000	10,480
6.300% due 03/10/2026 (f)		1,800	1,960
6.400% due 08/28/2017		17,700	18,473
6.875% due 04/25/2018		31,600	34,089
Bank of America N.A.
1.287% due 11/14/2016		47,400	47,435
6.000% due 10/15/2036		1,700	2,194
Bank of New York Mellon Corp.
1.674% due 08/17/2020		16,500	16,728
2.600% due 08/17/2020		16,000	16,557
Bank of Nova Scotia
1.875% due 04/26/2021		23,000	23,174
1.950% due 01/30/2017		500	502
Barclays Bank PLC
2.250% due 05/10/2017		1,000	1,008
7.625% due 11/21/2022		800	890
7.750% due 04/10/2023		5,800	6,083
10.179% due 06/12/2021		5,900	7,548
Barclays PLC
2.917% due 08/10/2021		39,200	40,049
8.000% due 12/15/2020 (f)	EUR	800	902
BBVA Bancomer S.A.
6.500% due 03/10/2021		$6,400	7,016
7.250% due 04/22/2020		6,400	7,069
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	26,294
7.250% due 02/01/2018		11,200	12,030
Blackstone CQP Holdco LP
9.296% due 03/19/2019		8,577	8,684
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		11,700	11,685
BPCE S.A.
4.625% due 07/11/2024		2,300	2,353
Cantor Fitzgerald LP
6.500% due 06/17/2022		8,500	8,987
CIT Group, Inc.
3.875% due 02/19/2019		8,260	8,456
5.000% due 05/15/2017		4,748	4,843
5.500% due 02/15/2019		54,961	58,259

Citigroup, Inc.
1.277% due 05/01/2017		65,200	65,245
2.255% due 09/01/2023		7,000	7,039
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	8,200	10,903
11.000% due 06/30/2019 (f)		$12,000	14,580
Credit Agricole S.A.
6.500% due 06/23/2021 (f)	EUR	1,600	1,793
Credit Suisse AG
6.500% due 08/08/2023		$4,000	4,350
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021		23,800	24,644
3.450% due 04/16/2021		11,500	11,747
3.800% due 09/15/2022		15,000	15,345
Deutsche Bank AG
2.850% due 05/10/2019		35,600	34,741
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,688
Fifth Third Bancorp
1.277% due 12/20/2016		$3,000	3,002
Ford Motor Credit Co. LLC
1.361% due 09/08/2017		12,400	12,406
2.145% due 01/09/2018		34,200	34,388
2.240% due 06/15/2018		1,000	1,008
2.375% due 01/16/2018		1,200	1,210
2.943% due 01/08/2019		20,700	21,196
6.625% due 08/15/2017		8,900	9,290
8.000% due 12/15/2016		500	507
General Motors Financial Co., Inc.
3.150% due 01/15/2020		9,400	9,586
3.200% due 07/13/2020		4,685	4,802
3.700% due 11/24/2020		3,786	3,944
Goldman Sachs Group, Inc.
1.481% due 05/22/2017		15,200	15,228
2.050% due 09/15/2020		8,200	8,251
3.500% due 01/23/2025		3,600	3,732
3.625% due 01/22/2023		13,000	13,761
3.750% due 05/22/2025		17,590	18,514
GSPA Monetization Trust
6.422% due 10/09/2029		15,017	17,144
HBOS PLC
1.535% due 09/06/2017		7,700	7,687
HCP, Inc.
4.000% due 12/01/2022		4,300	4,551
Hospitality Properties Trust
4.250% due 02/15/2021		6,100	6,513
HSBC Holdings PLC
2.354% due 01/05/2022 (b)		23,900	24,025
3.081% due 03/08/2021		14,900	15,571
3.400% due 03/08/2021		18,600	19,250
ING Bank NV
1.584% due 08/17/2018		9,200	9,205
International Lease Finance Corp.
7.125% due 09/01/2018		7,000	7,656
8.750% due 03/15/2017		46,600	47,993
JPMorgan Chase & Co.
0.829% due 05/30/2017	GBP	14,500	18,774
1.337% due 02/15/2017		$75,600	75,710
1.933% due 06/07/2021		27,600	27,819
2.550% due 03/01/2021		8,200	8,356
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,474
KBC Bank NV
8.000% due 01/25/2023		6,400	6,810
KEB Hana Bank
3.125% due 06/26/2017		5,200	5,262
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		56,800	78,171
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	5,400	7,174
MetLife, Inc.
5.250% due 06/15/2020 (f)		$19,000	19,143
Mizuho Bank Ltd.
1.307% due 09/25/2017		1,600	1,602
MMcapS Funding Ltd.
1.147% due 12/26/2039		2,506	1,829
Morgan Stanley
2.450% due 02/01/2019		3,000	3,056
National Australia Bank Ltd.
1.118% due 06/30/2017		63,500	63,479
2.250% due 03/16/2021		19,100	19,505
National Bank of Canada
2.200% due 10/19/2016		2,500	2,501
Nationwide Building Society
4.000% due 09/14/2026		6,800	6,791

Navient Corp.
8.450% due 06/15/2018		17,600	18,964
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	118,900	18,087
2.000% due 07/01/2017		92,800	14,254
Piper Jaffray Cos.
5.060% due 10/09/2018		$6,000	6,090
Preferred Term Securities Ltd.
1.350% due 03/23/2035		18,419	13,906
1.717% due 07/03/2033		4,000	2,820
Prologis International Funding S.A.
1.876% due 04/17/2025	EUR	4,200	5,050
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	324,200	49,114
1.000% due 04/01/2017		1,053,850	160,119
2.000% due 01/01/2017		40,500	6,145
2.000% due 04/01/2017		757,550	115,669
Royal Bank of Canada
2.300% due 03/22/2021		$19,300	19,843
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		31,200	34,944
Royal Bank of Scotland PLC
9.500% due 03/16/2022		5,500	5,681
13.125% due 03/19/2022	AUD	11,800	9,421
Santander Holdings USA, Inc.
2.275% due 11/24/2017		$11,800	11,906
2.700% due 05/24/2019		6,700	6,787
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,000	8,004
Springleaf Finance Corp.
6.900% due 12/15/2017		19,200	20,232
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,190	5,250
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		19,300	19,850
Toronto-Dominion Bank
2.250% due 03/15/2021		1,900	1,941
UBS AG
1.402% due 06/01/2017		9,500	9,511
1.692% due 06/01/2020		3,400	3,400
5.125% due 05/15/2024		1,700	1,760
7.625% due 08/17/2022		3,700	4,320
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		21,700	22,312
4.125% due 04/15/2026		15,000	15,791
Ventas Realty LP
3.250% due 10/15/2026		4,300	4,352
Volkswagen Bank GmbH
0.112% due 11/27/2017	EUR	4,400	4,919
Wells Fargo & Co.
2.625% due 12/15/2016		$6,200	6,220
7.980% due 03/15/2018 (f)		37,900	39,657
Weyerhaeuser Co.
4.625% due 09/15/2023		2,100	2,340

			2,037,764

INDUSTRIALS 3.5%
AbbVie, Inc.
3.200% due 05/14/2026		12,500	12,688
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (b)		8,500	8,580
3.250% due 04/15/2030 (b)		7,000	7,066
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		3,600	3,719
Apple, Inc.
2.850% due 05/06/2021		4,400	4,640
Baxalta, Inc.
4.000% due 06/23/2025		6,320	6,739
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		5,000	5,118
Daimler Finance North America LLC
2.950% due 01/11/2017		2,771	2,785
Diamond Finance Corp.
5.450% due 06/15/2023		13,100	14,050
Dynegy, Inc.
6.750% due 11/01/2019		24,850	25,595
7.375% due 11/01/2022		8,100	8,039
7.625% due 11/01/2024		4,000	3,948
Energy Transfer Partners LP
3.600% due 02/01/2023		2,810	2,771
4.050% due 03/15/2025		7,470	7,426
4.150% due 10/01/2020		2,000	2,094
4.750% due 01/15/2026		2,900	3,003
4.900% due 03/15/2035		4,100	3,803
6.500% due 02/01/2042		2,111	2,213

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,700	1,785
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,000	9,958
Kinder Morgan Energy Partners LP
3.450% due 02/15/2023		$2,100	2,097
5.950% due 02/15/2018		630	663
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	2,500	2,873
2.000% due 12/01/2017		$15,700	15,726
2.250% due 03/16/2027	EUR	2,700	3,074
MPLX LP
4.875% due 06/01/2025		$8,800	9,113
National Fuel Gas Co.
5.200% due 07/15/2025		11,500	12,460
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,352	3,595
Oracle Corp.
1.900% due 09/15/2021		10,000	10,033
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,977
Reynolds Group Issuer, Inc.
4.127% due 07/15/2021		11,000	11,193
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,107
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		7,600	7,809
5.875% due 06/30/2026		7,000	7,634
Southern Co.
2.350% due 07/01/2021		15,100	15,406
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		18,200	16,926
Viacom, Inc.
3.500% due 04/01/2017		8,000	8,072
Williams Partners LP
3.600% due 03/15/2022		3,390	3,453
Wynn Las Vegas LLC
5.500% due 03/01/2025		6,900	6,978

			279,209

UTILITIES 2.1%
AT&T, Inc.
3.400% due 05/15/2025		13,900	14,315
Genesis Energy LP
6.750% due 08/01/2022		4,500	4,659
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		1,099	1,153
Majapahit Holding BV
7.250% due 06/28/2017		4,700	4,881
7.750% due 10/17/2016		3,405	3,409
7.750% due 01/20/2020		3,100	3,573
8.000% due 08/07/2019		5,100	5,852
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		15,000	4,725
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (g)		3,397	662
6.750% due 10/01/2023 (g)		1,711	334
Petrobras Global Finance BV
3.737% due 03/17/2020		200	196
4.375% due 05/20/2023		3,100	2,781
4.875% due 03/17/2020		2,300	2,329
7.875% due 03/15/2019		9,846	10,683
Plains All American Pipeline LP
4.700% due 06/15/2044		2,500	2,211
PSEG Power LLC
3.000% due 06/15/2021		8,500	8,756
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	940
Verizon Communications, Inc.
1.234% due 06/09/2017		15,000	15,023
2.606% due 09/14/2018		45,400	46,606
3.000% due 11/01/2021		7,300	7,648
3.500% due 11/01/2024		7,800	8,339
3.650% due 09/14/2018		7,700	8,040

Williams Partners LP
4.875% due 05/15/2023	5,626	5,699

		162,814

Total Corporate Bonds & Notes (Cost $2,446,086)		2,479,787

MUNICIPAL BONDS & NOTES 3.2%
CALIFORNIA 1.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	3,227
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	8,900	14,243
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	3,087
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	11,000	16,679
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	5,677
7.625% due 03/01/2040	16,600	26,290
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	11,456
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,904
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	15,400	24,029
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,400	3,483
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	461
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	18,185	28,113

		147,649

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,959
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	14,300	15,393

		18,352

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	510	516

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,905

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	8,351

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (d)	22,540	17,092
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,116	14,283

		31,375

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	19,100	31,868

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	9,600	13,627

Total Municipal Bonds & Notes (Cost $206,800)		254,643

U.S. GOVERNMENT AGENCIES 42.6%
Fannie Mae
0.585% due 12/25/2036 - 07/25/2037	1,698	1,664
0.775% due 05/25/2037	158	158
0.794% due 03/25/2044	9,290	9,225
0.875% due 03/25/2044	967	967
0.935% due 09/25/2035	560	560
0.957% due 09/25/2046	8,655	8,656

1.225% due 10/25/2037	816	830
1.689% due 06/01/2043 - 07/01/2044	1,265	1,289
1.889% due 09/01/2040	5	5
2.039% due 08/25/2055 (a)	30,434	1,948
2.200% due 04/01/2035	1,901	1,975
2.310% due 08/01/2022	4,700	4,853
2.459% due 01/01/2025	4	4
2.475% due 04/01/2019	14,150	14,494
2.557% due 09/01/2039	20	21
2.670% due 08/01/2022	744	782
2.701% due 08/01/2035	433	460
2.715% due 09/01/2035	129	137
2.742% due 05/25/2035	205	216
2.848% due 05/01/2038	17,154	18,255
2.870% due 09/01/2027	6,700	6,994
3.000% due 09/01/2020 - 10/01/2028	3,530	3,713
3.162% due 08/01/2035	34	36
3.330% due 11/01/2021	1,279	1,376
3.500% due 03/01/2029 - 05/01/2030	1,653	1,743
3.760% due 10/01/2032	258	278
3.824% due 11/01/2035	51	54
4.000% due 01/01/2026 - 01/01/2046	1,841	1,989
4.316% due 12/01/2036	416	436
4.500% due 08/01/2018 - 12/01/2043	20,450	22,473
4.693% due 09/01/2034	242	254
5.000% due 01/01/2023 - 08/01/2044	13,700	15,297
5.500% due 09/01/2017 - 09/01/2041	29,042	32,868
6.000% due 10/01/2016 - 05/01/2041	11,905	13,702
6.500% due 11/01/2034	61	70
7.000% due 04/25/2023 - 06/01/2032	427	484
Fannie Mae, TBA
3.000% due 10/01/2031 - 12/01/2046	713,000	740,611
3.500% due 10/01/2031 - 11/01/2046	788,000	831,260
4.000% due 10/01/2046 - 11/01/2046	738,660	793,026
4.500% due 11/01/2046	212,100	232,065
5.500% due 10/01/2046	12,500	14,089
6.000% due 10/01/2046	2,000	2,294
Freddie Mac
0.974% due 11/15/2030	4	5
1.024% due 09/15/2030	5	5
1.244% due 05/15/2037	286	290
1.419% due 08/25/2022 (a)	56,047	3,480
1.689% due 02/25/2045	223	229
2.897% due 07/01/2027	0	1
2.945% due 07/01/2030	1	1
4.000% due 04/01/2029 - 10/01/2041	6,284	6,806
4.500% due 03/01/2029 - 09/01/2041	3,449	3,777
5.500% due 10/01/2034 - 10/01/2038	3,127	3,546
6.000% due 09/01/2016 - 05/01/2040	5,122	5,895
6.500% due 04/01/2017 - 10/01/2037	54	63
7.000% due 06/15/2023	208	228
7.500% due 07/15/2030 - 03/01/2032	56	67
8.500% due 08/01/2024	3	3
Freddie Mac, TBA
3.500% due 11/01/2046	97,000	102,223
4.000% due 10/01/2046 - 11/01/2046	91,000	97,609
4.500% due 11/01/2046	48,900	53,501
6.000% due 11/01/2046	1,000	1,142
Ginnie Mae
0.982% due 08/20/2066	13,840	13,796
1.094% due 07/20/2065 - 08/20/2065	36,329	35,989
1.130% due 02/16/2030	54	54
1.144% due 07/20/2063	23,152	23,196
1.332% due 06/20/2066	7,108	7,121
1.362% due 08/20/2066	19,581	19,632
1.532% due 01/20/2066	5,469	5,545
2.000% due 02/20/2027 - 02/20/2032	218	226
2.125% due 04/20/2026 - 05/20/2030	30	32
3.000% due 03/15/2045 - 08/15/2045	13,662	14,327
3.705% due 09/20/2066	23,600	26,817
4.000% due 12/20/2045 - 01/20/2046	20,650	22,149
6.000% due 12/15/2038 - 11/15/2039	42	48
Ginnie Mae, TBA
3.500% due 10/01/2046 - 11/01/2046	76,000	80,657
4.000% due 10/01/2046 - 11/01/2046	44,400	47,619
Small Business Administration
5.130% due 09/01/2023	9	10
6.290% due 01/01/2021	10	11
7.500% due 04/01/2017	14	14

Total U.S. Government Agencies (Cost $3,342,625)		3,357,725

U.S. TREASURY OBLIGATIONS 41.1%
U.S. Treasury Bonds
2.250% due 08/15/2046 (i)	30,000	29,552

2.500% due 02/15/2045		32,200	33,389
2.750% due 08/15/2042		51,900	56,733
2.750% due 11/15/2042		87,400	95,450
2.875% due 05/15/2043		28,100	31,386
2.875% due 08/15/2045		72,800	81,358
3.000% due 05/15/2042		57,500	65,747
3.000% due 11/15/2044		134,300	153,653
3.125% due 02/15/2042		19,700	23,012
3.125% due 02/15/2043		9,800	11,455
3.125% due 08/15/2044		146,900	172,022
3.375% due 05/15/2044		268,900	329,093
3.625% due 08/15/2043		25,680	32,792
3.750% due 11/15/2043		12,300	16,057
4.250% due 05/15/2039		12,400	17,043
4.375% due 11/15/2039		80,600	112,679
4.375% due 05/15/2040		8,500	11,907
4.500% due 08/15/2039		19,500	27,708
4.625% due 02/15/2040		9,000	13,018
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (k)		9,994	10,107
0.125% due 04/15/2019 (k)		22,081	22,466
0.125% due 01/15/2022		101,329	103,541
0.125% due 07/15/2022		92,719	95,061
0.125% due 01/15/2023		1,043	1,061
0.375% due 07/15/2023		38,055	39,501
0.375% due 07/15/2025		6,190	6,405
0.625% due 07/15/2021 (k)		35,695	37,522
0.625% due 01/15/2026		81,733	86,122
0.750% due 02/15/2042		4,580	4,750
0.750% due 02/15/2045		71,128	73,826
1.000% due 02/15/2046		7,821	8,701
1.375% due 02/15/2044		9,500	11,341
1.750% due 01/15/2028		140,718	165,146
2.000% due 01/15/2026		181,390	213,503
2.375% due 01/15/2025		129,713	154,862
2.375% due 01/15/2027		83,534	102,673
2.500% due 01/15/2029		142,128	180,965
3.625% due 04/15/2028		28,419	39,346
3.875% due 04/15/2029		29,131	42,098
U.S. Treasury Notes
1.750% due 09/30/2022 (m)		90,000	92,243
2.000% due 08/31/2021 (m)		2,900	3,013
2.250% due 11/15/2024		243,800	257,552
2.250% due 11/15/2025 (m)		7,800	8,240
2.375% due 08/15/2024 (k)(m)		27,500	29,316
2.500% due 05/15/2024 (k)(m)		65,900	70,851
2.750% due 02/15/2024 (k)(m)		57,400	62,665

Total U.S. Treasury Obligations (Cost $3,039,603)			3,236,931

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
Alba PLC
0.549% due 03/17/2039	GBP	14,660	17,361
American Home Mortgage Investment Trust
3.245% due 02/25/2045		$794	800
6.200% due 06/25/2036		13,344	6,209
BAMLL Commercial Mortgage Securities Trust
3.524% due 12/15/2033		19,500	19,825
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		8,038	8,071
Banc of America Funding Trust
2.997% due 05/25/2035		799	819
6.000% due 03/25/2037 ^		5,662	5,036
Banc of America Mortgage Trust
3.072% due 03/25/2035		7,078	6,442
3.374% due 05/25/2033		992	1,005
6.500% due 10/25/2031		85	89
Barclays Commercial Mortgage Securities Trust
1.674% due 05/15/2032		4,782	4,786
BCAP LLC Trust
5.136% due 03/26/2037		912	874
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036		123	120
2.619% due 02/25/2033		8	8
2.751% due 11/25/2030		1	1
2.797% due 04/25/2033		170	170
2.920% due 03/25/2035		2,719	2,736
2.927% due 02/25/2033		28	27
2.951% due 01/25/2034		404	410
3.062% due 04/25/2034		769	754
3.125% due 11/25/2034		2,425	2,332
3.174% due 01/25/2035		215	215
3.205% due 01/25/2035		474	461
3.312% due 07/25/2034		818	793

Bear Stearns ALT-A Trust
2.980% due 05/25/2035		2,279	2,207
3.021% due 05/25/2036 ^		3,203	2,222
3.142% due 09/25/2035		1,377	1,192
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		606	611
5.700% due 06/11/2050		7,235	7,453
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036		2,947	2,361
3.279% due 12/26/2046		1,845	1,397
Business Mortgage Finance PLC
2.386% due 02/15/2041	GBP	4,975	6,250
Chase Mortgage Finance Trust
2.627% due 01/25/2036 ^		$3,718	3,426
Citigroup Mortgage Loan Trust, Inc.
2.930% due 10/25/2035		329	325
2.957% due 05/25/2035		1,274	1,196
5.500% due 12/25/2035		4,847	3,887
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		690	693
Countrywide Alternative Loan Trust
0.695% due 05/25/2047		3,021	2,559
0.705% due 05/25/2047		1,907	1,640
0.715% due 09/25/2046 ^		25,812	19,967
0.722% due 09/20/2046		11,797	8,650
0.725% due 05/25/2036		1,695	1,290
0.742% due 05/20/2046 ^		8,695	6,390
0.862% due 11/20/2035		8,717	7,400
1.525% due 08/25/2035 ^		5,743	4,019
6.000% due 02/25/2037 ^		10,563	7,749
Countrywide Home Loan Mortgage Pass-Through Trust
2.725% due 11/25/2034		1,667	1,589
2.852% due 02/20/2035		2,279	2,286
3.309% due 02/20/2036 ^		480	422
6.000% due 03/25/2037 ^		2,833	2,546
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		884	886
5.383% due 02/15/2040		239	239
Credit Suisse First Boston Mortgage Securities Corp.
4.957% due 06/25/2032		18	18
Deutsche ALT-A Securities, Inc.
0.675% due 03/25/2037 ^		7,812	5,811
1.025% due 02/25/2035		453	426
Eurosail PLC
0.529% due 03/13/2045	GBP	2,629	3,281
0.539% due 03/13/2045		9,958	12,515
0.679% due 06/13/2045		5,829	7,518
First Horizon Alternative Mortgage Securities Trust
2.602% due 08/25/2035 ^		$4,784	4,116
First Horizon Mortgage Pass-Through Trust
2.892% due 10/25/2035 ^		4,188	3,499
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
FORT CRE LLC
2.036% due 05/21/2036		11,599	11,594
German Residential Funding Ltd.
0.702% due 11/27/2024	EUR	13,790	15,633
Great Hall Mortgages PLC
0.987% due 06/18/2039		$5,461	5,140
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		2,799	2,803
GS Mortgage Securities Corp.
3.120% due 05/10/2050		13,800	14,528
GS Mortgage Securities Corp. Trust
3.203% due 02/10/2029		5,700	5,964
3.980% due 02/10/2029		17,850	18,852
GS Mortgage Securities Trust
3.601% due 10/10/2049		3,137	3,096
GSR Mortgage Loan Trust
2.917% due 09/25/2035		3,784	3,857
3.085% due 11/25/2035		965	930
HarborView Mortgage Loan Trust
0.721% due 01/19/2038		5,142	4,454
0.751% due 05/19/2035		503	421
0.781% due 01/19/2036		11,143	7,541
1.191% due 01/19/2035		5,025	3,565
1.281% due 10/19/2035		3,850	3,117
3.098% due 07/19/2035		1,857	1,645
3.440% due 12/19/2035 ^		4,742	3,746
IndyMac Adjustable Rate Mortgage Trust
2.130% due 01/25/2032		2	2
IndyMac Mortgage Loan Trust
0.735% due 04/25/2046		5,842	4,337
3.076% due 06/25/2036		9,487	8,014
3.104% due 11/25/2037		3,426	3,209

JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,909	1,910
5.420% due 01/15/2049		9,830	9,904
5.882% due 02/15/2051		1,582	1,617
JPMorgan Commercial Mortgage-Backed Securities Trust
5.720% due 03/18/2051		5,839	5,862
JPMorgan Mortgage Trust
2.713% due 06/25/2035		670	667
3.069% due 10/25/2036 ^		6,831	5,858
3.185% due 08/25/2034		4,688	4,704
5.750% due 01/25/2036 ^		709	603
Landmark Mortgage Securities PLC
0.803% due 04/17/2044	GBP	26,482	31,257
Marche Mutui SRL
1.953% due 01/27/2064	EUR	1,988	2,254
MASTR Adjustable Rate Mortgages Trust
1.247% due 01/25/2047 ^		$4,327	3,069
Merrill Lynch Mortgage Investors Trust
0.775% due 11/25/2035		191	180
1.523% due 10/25/2035		429	409
2.661% due 04/25/2035		5,764	5,500
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,556
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,200	3,365
3.557% due 12/15/2047		7,500	8,115
Morgan Stanley Capital Trust
5.610% due 04/15/2049		918	917
5.665% due 04/15/2049		12,613	12,811
Morgan Stanley Mortgage Loan Trust
2.819% due 07/25/2035 ^		4,892	4,013
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		30,674	31,010
Prime Mortgage Trust
0.925% due 02/25/2034		121	115
1.025% due 02/25/2035		5,218	4,885
RBSSP Resecuritization Trust
2.429% due 12/25/2035		32,747	32,917
Residential Accredit Loans, Inc. Trust
0.625% due 05/25/2037		13,093	11,010
0.710% due 08/25/2036		9,512	7,632
1.925% due 08/25/2036 ^		9,075	7,546
3.892% due 12/25/2035		723	635
6.000% due 09/25/2036		1,415	1,162
6.000% due 02/25/2037 ^		31,252	25,299
6.500% due 09/25/2036 ^		8,022	5,798
Residential Asset Securitization Trust
0.975% due 10/25/2035		2,515	2,056
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		2,942	2,756
6.000% due 06/25/2037 ^		4,416	4,058
Residential Mortgage Securities PLC
0.746% due 11/14/2039	GBP	5,325	6,467
RFTI Issuer Ltd.
2.274% due 08/15/2030		$17,500	17,472
Structured Adjustable Rate Mortgage Loan Trust
0.725% due 04/25/2047		2,917	2,153
Structured Asset Mortgage Investments Trust
0.735% due 09/25/2047 ^		4,440	3,391
0.781% due 07/19/2035		2,190	2,127
1.191% due 09/19/2032		37	36
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.684% due 02/25/2032		6	6
2.958% due 07/25/2032		4	4
Suntrust Adjustable Rate Mortgage Loan Trust
2.886% due 02/25/2037 ^		4,159	3,674
Thornburg Mortgage Securities Trust
2.380% due 03/25/2037		2,325	2,048
2.781% due 06/25/2047 ^		17,251	15,485
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		2,592	2,616
5.888% due 06/15/2049		9,215	9,367
Wachovia Mortgage Loan Trust LLC
3.032% due 05/20/2036 ^		5,519	4,900
WaMu Mortgage Pass-Through Certificates Trust
0.815% due 10/25/2045		489	465
1.707% due 11/25/2042		208	194
1.864% due 08/25/2042		526	505
2.395% due 05/25/2037 ^		6,673	5,348
3.696% due 12/25/2036 ^		501	461
4.338% due 07/25/2037 ^		3,969	3,603
Washington Mutual Mortgage Pass-Through Certificates Trust
5.750% due 01/25/2036 ^		5,808	5,138
Wells Fargo Mortgage-Backed Securities Trust
2.859% due 01/25/2035		1,154	1,165
2.860% due 12/25/2034		965	949

2.894% due 03/25/2036		1,729	1,729
3.015% due 07/25/2036 ^		8,621	8,298

Total Non-Agency Mortgage-Backed Securities (Cost $689,759)			682,881

ASSET-BACKED SECURITIES 6.5%
Accredited Mortgage Loan Trust
0.655% due 02/25/2037		2,849	2,762
0.785% due 09/25/2036		10,265	9,080
ALESCO Preferred Funding Ltd.
1.193% due 12/23/2036		6,265	4,386
1.203% due 09/23/2036		10,038	7,127
1.613% due 09/23/2038		6,499	5,069
Ares Enhanced Loan Investment Strategy IR Ltd.
2.465% due 07/23/2025		6,700	6,711
Argent Securities Trust
0.675% due 07/25/2036		21,369	9,248
0.715% due 03/25/2036		7,503	4,055
Bear Stearns Asset-Backed Securities Trust
0.675% due 11/25/2036		16,759	14,496
0.685% due 08/25/2036		1,805	1,644
Cadogan Square CLO BV
0.042% due 07/24/2023	EUR	11,820	13,230
Capital Auto Receivables Asset Trust
1.232% due 11/20/2018		$22,476	22,527
Carlyle Global Market Strategies CLO Ltd.
1.926% due 04/20/2022		17,652	17,679
CELF Loan Partners PLC
0.119% due 05/03/2023	GBP	9,648	12,519
Citigroup Mortgage Loan Trust, Inc.
1.145% due 12/25/2035		$3,401	3,257
Countrywide Asset-Backed Certificates
0.665% due 06/25/2047 ^		1,509	1,105
0.674% due 01/25/2037		2,010	1,954
0.695% due 06/25/2037		8,711	8,448
0.745% due 06/25/2047		16,837	12,319
0.755% due 05/25/2037		7,700	5,138
0.925% due 06/25/2036		6,900	5,784
Countrywide Asset-Backed Certificates Trust
1.325% due 08/25/2047		2,440	2,352
Credit-Based Asset Servicing and Securitization LLC
0.585% due 11/25/2036		493	308
EMC Mortgage Loan Trust
1.264% due 05/25/2040		138	127
Euro-Galaxy CLO BV
0.088% due 10/29/2022	EUR	4,567	5,087
First Franklin Mortgage Loan Trust
1.005% due 12/25/2035		$6,123	5,939
1.015% due 09/25/2035		1,814	1,789
Fremont Home Loan Trust
0.585% due 01/25/2037		89	47
0.935% due 11/25/2035		8,400	6,334
GSAA Trust
5.995% due 03/25/2046 ^		12,807	9,042
Hillmark Funding Ltd.
1.061% due 05/21/2021		8,100	8,075
Home Equity Loan Trust
0.755% due 04/25/2037		20,000	12,925
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.665% due 11/25/2036		8,941	7,339
JPMorgan Mortgage Acquisition Corp.
0.915% due 05/25/2035		4,700	3,953
0.935% due 10/25/2035 ^		7,500	6,392
JPMorgan Mortgage Acquisition Trust
0.785% due 03/25/2037		2,000	1,543
Lehman XS Trust
0.705% due 06/25/2036		4,518	3,283
Lockwood Grove CLO Ltd.
2.085% due 01/25/2024		13,667	13,678
Long Beach Mortgage Loan Trust
3.525% due 11/25/2032		34	33
MASTR Asset-Backed Securities Trust
0.765% due 03/25/2036		7,271	4,567
0.815% due 12/25/2035		7,902	7,149
Merrill Lynch Mortgage Investors Trust
0.685% due 05/25/2037		27,075	19,679
Morgan Stanley ABS Capital, Inc. Trust
0.775% due 08/25/2036		17,722	10,888
Navient Private Education Loan Trust
2.024% due 01/16/2035		16,699	16,875
Nissan Auto Receivables Owner Trust
0.824% due 04/15/2019		17,000	17,019
NovaStar Mortgage Funding Trust
0.765% due 11/25/2036		3,719	1,877

OHA Credit Partners Ltd.
2.038% due 05/15/2023		21,966	21,981
Option One Mortgage Loan Trust Asset-Backed Certificates
0.985% due 11/25/2035		14,500	11,774
Panther CDO BV
0.148% due 10/15/2084	EUR	17,787	19,601
Penta CLO S.A.
0.067% due 06/04/2024		471	528
RAAC Trust
0.865% due 02/25/2036		$1,400	1,296
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		21,718	12,504
Residential Asset Securities Corp. Trust
0.685% due 06/25/2036		4,130	4,022
0.725% due 02/25/2036		208	207
0.765% due 09/25/2036		13,800	12,651
0.775% due 04/25/2037		6,895	6,491
0.855% due 12/25/2035		6,776	5,035
0.925% due 02/25/2036		6,800	5,695
1.395% due 05/25/2035		2,059	2,015
Securitized Asset-Backed Receivables LLC Trust
0.655% due 05/25/2037 ^		1,494	1,169
SG Mortgage Securities Trust
0.795% due 02/25/2036		3,129	1,704
SLM Student Loan Trust
0.000% due 12/15/2023	EUR	7,474	8,195
Soundview Home Loan Trust
0.635% due 02/25/2037		$2,076	890
0.775% due 11/25/2036		32,677	23,170
Specialty Underwriting & Residential Finance Trust
0.675% due 11/25/2037		20,897	13,758
Structured Asset Securities Corp. Mortgage Loan Trust
0.695% due 12/25/2036		11,142	10,274
VB-S1 Issuer LLC
6.901% due 06/15/2046		2,500	2,542
WaMu Asset-Backed Certificates Trust
0.775% due 04/25/2037		7,832	3,851
Washington Mutual Asset-Backed Certificates Trust
0.765% due 05/25/2036		12,295	9,275
Wells Fargo Home Equity Asset-Backed Securities Trust
1.115% due 11/25/2035		1,800	1,696

Total Asset-Backed Securities (Cost $495,132)			515,162

SOVEREIGN ISSUES 2.6%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	21,900	24,701
4.750% due 06/04/2018		300	350
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,300	2,651
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2017 (d)	BRL	159,300	46,029
0.000% due 10/01/2017 (d)		131,900	36,072
Export-Import Bank of Korea
4.000% due 01/29/2021		$5,100	5,571
5.125% due 06/29/2020		2,100	2,358
Province of Ontario
1.650% due 09/27/2019		2,800	2,826
3.000% due 07/16/2018		3,700	3,825
3.150% due 06/02/2022	CAD	7,600	6,365
4.000% due 10/07/2019		$700	754
4.000% due 06/02/2021	CAD	21,400	18,382
4.200% due 03/08/2018		1,100	880
4.200% due 06/02/2020		12,500	10,601
4.300% due 03/08/2017		800	619
4.400% due 06/02/2019		5,600	4,660
4.400% due 04/14/2020		$600	661
5.500% due 06/02/2018	CAD	2,300	1,889
Province of Quebec
2.750% due 08/25/2021		$17,100	18,024
3.500% due 07/29/2020		3,000	3,230
3.500% due 12/01/2022 (i)	CAD	6,300	5,385
3.750% due 09/01/2024		4,800	4,222
4.500% due 12/01/2017		700	557

4.500% due 12/01/2020	2,500	2,167

Total Sovereign Issues (Cost $211,315)		202,779

SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 1.1%
Credit Suisse AG
1.645% due 09/12/2017	$45,000	45,056
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017	39,600	39,618

		84,674

COMMERCIAL PAPER 0.7%
AutoNation, Inc.
1.300% due 10/05/2016	12,000	11,998
Coca-Cola Co.
0.870% due 01/10/2017	20,000	19,964
Thomson Reuters Corp.
1.070% due 10/17/2016	26,600	26,591

		58,553

REPURCHASE AGREEMENTS (h) 0.0%		498

U.S. TREASURY BILLS 0.1%
0.483% due 03/02/2017 - 03/16/2017 (c)(d)(m)	9,503	9,488

Total Short-Term Instruments (Cost $153,122)		153,213

Total Investments in Securities (Cost $10,606,710)		10,905,840

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	14,573,001	144,069

Total Short-Term Instruments (Cost $144,070)		144,069

Total Investments in Affiliates (Cost $144,070)		144,069

Total Investments 140.1% (Cost $10,750,780)		$11,049,909
Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $14,436 )		3,496
Other Assets and Liabilities, net (40.1)%		(3,168,415)

Net Assets 100.0%		$7,884,990

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	07/23/2015	$1,635	$662	0.01%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	07/15/2015 - 07/16/2015	3,257	334	0.00%

				$4,892	$996	0.01%

Borrowings and other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$498	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(514)	$498	$498

Total Repurchase Agreements						$(514)	$498	$498

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.750%	09/28/2016	10/17/2016	$(29,850)	$(29,853)

Total Reverse Repurchase Agreements					$(29,853)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions (4)
TDM	0.890%	09/21/2016	10/13/2016	CAD	(7,102)	$(5,373)

Total Sale-Buyback Transactions						$(5,373)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(47,406) at a weighted average interest rate of 0.244%.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(i)	Securities with an aggregate market value of $34,938 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note January Futures	$108.000	12/23/2016	6,384	$54	$50

Total Purchased Options				$54	$50

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	1,474	$478	$74	$0
90-Day Eurodollar December Futures	Short	12/2018	3,128	(2,448)	274	0
90-Day Eurodollar June Futures	Short	06/2017	2,900	(6,277)	73	0
90-Day Eurodollar June Futures	Short	06/2018	3,024	(1,896)	189	0
90-Day Eurodollar March Futures	Short	03/2017	1,767	(3,303)	22	0
90-Day Eurodollar March Futures	Short	03/2018	3,909	(8,006)	244	0
90-Day Eurodollar September Futures	Short	09/2017	3,320	(2,948)	124	0
90-Day Eurodollar September Futures	Short	09/2018	4,493	(3,179)	337	0
Australia Government 10-Year Bond December Futures	Long	12/2016	2	2	1	(1)
Canada Government 10-Year Bond December Futures	Short	12/2016	1,024	(242)	624	(265)
U.S. Treasury 5-Year Note December Futures	Long	12/2016	17,451	546	0	(3,681)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	5,598	970	4	(2,278)
U.S. Treasury 30-Year Bond December Futures	Long	12/2016	1,451	(2,378)	0	(2,131)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	1,082	(875)	53	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	1,773	(2,546)	86	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	378	(562)	18	0
United Kingdom Long Gilt December Futures	Short	12/2016	59	80	70	0

Total Futures Contracts				$(32,584)	$2,193	$(8,356)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Market Value	Unrealized (Depreciation)	Asset	Liability
Kinder Morgan, Inc.	1.000%	12/20/2021	1.700%	$500	$(18)	$(1)	$0	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill *	1.750%	12/16/2046	CAD	5,800	$(163)	$(115)	$34	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$175,000	(6,020)	(2,301)	141	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		391,200	(17,275)	(4,726)	614	0
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		255,400	(485)	(25)	256	0
Receive	3-Month USD-LIBOR	1.500	12/21/2021		67,700	(907)	92	128	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		401,000	(26,628)	(6,302)	1,019	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		9,500	(763)	(626)	42	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		78,000	(7,935)	(1,484)	378	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		132,800	(10,690)	(2,422)	680	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		95,510	(2,380)	10	517	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		590,500	(135,989)	(118,823)	10,783	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		48,400	(8,455)	(4,311)	890	0
Receive	6-Month GBP-LIBOR *	0.500	03/15/2019	GBP	38,200	(95)	(14)	18	0

						$(217,785)	$(141,047)	$15,500	$0

Total Swap Agreements						$(217,803)	$(141,048)	$15,500	$(1)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $100,256 and cash of $9,019 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2016	AUD	58,723		$44,998	$81	$0
BOA	10/2016	CAD	144,731		112,082	1,764	0
	10/2016	DKK	289,230		43,372	0	(266)
	10/2016		$244,068	DKK	1,621,345	556	0
	11/2016	KRW	7,526,250		$6,847	17	0
	11/2016	MYR	45,179		11,164	228	0
	11/2016	TWD	487,918		15,321	0	(311)
	01/2017	DKK	368,752		56,507	622	0
	04/2017		1,957,178		298,953	1,727	(694)
BPS	10/2016	BRL	28,515		8,815	46	0
	10/2016	CNH	20,114		2,960	0	(54)
	10/2016	MXN	72,356		3,674	0	(51)
	10/2016		$8,784	BRL	28,515	0	(16)
	11/2016		36,183	JPY	3,636,300	0	(264)
	07/2017	BRL	6,300		$2,163	366	0
	01/2018		3,496		1,022	65	0
BRC	10/2016		$14,252	DKK	94,656	29	0
	11/2016	TWD	374,197		$11,687	0	(301)
	07/2017	DKK	94,656		14,439	0	(34)
CBK	10/2016	BRL	110,637		34,082	62	0
	10/2016	CAD	41,219		31,610	191	0
	10/2016	MXN	713,162		37,622	1,159	(250)
	10/2016		$2,607	AUD	3,476	54	0
	10/2016		33,974	BRL	110,637	45	0
	10/2016		8,720	CAD	11,280	4	(126)
	11/2016	CHF	1,616		$1,665	0	(3)
	11/2016	SGD	138		103	2	0
DUB	10/2016	BRL	325,427		76,917	0	(23,148)
	10/2016	MXN	1,275,815		65,885	802	(594)
	10/2016	TRY	1,220		407	2	0
	10/2016		$100,249	BRL	325,427	0	(183)
	10/2016		15,492	CAD	20,353	21	0
	10/2016		15,081	CNH	100,443	0	(42)
	11/2016	ILS	1,659		$434	0	(9)
	11/2016	SGD	6,896		5,039	0	(19)
	11/2016		$25,526	SGD	34,762	0	(29)
	12/2016		2,729	CNH	18,579	46	0
FBF	10/2016		7,380	RUB	472,780	126	0
	11/2016	KRW	8,038,519		$7,300	5	0
	11/2016	SGD	29,122		21,540	180	0
	12/2016	RUB	472,780		7,279	0	(120)
GLM	10/2016	CAD	1,786		1,370	9	0
	10/2016	CNH	75,988		11,186	0	(202)
	10/2016	DKK	373,800		56,059	0	(339)
	10/2016		$5,102	AUD	6,764	75	0
	10/2016		43,052	CAD	55,448	44	(831)
	10/2016		31,930	CNH	218,335	790	0
	10/2016		147,603	EUR	131,667	305	0
	11/2016	EUR	129,732		$145,607	0	(324)
	11/2016	KRW	19,615,491		17,584	0	(216)
	12/2016		$40,172	CNH	272,969	583	0
HUS	10/2016	CNH	249,738		$37,934	592	(84)
	10/2016	MXN	100,118		5,049	0	(105)
	10/2016		$125,475	GBP	96,341	0	(602)
	11/2016	GBP	96,341		$125,537	590	0
	11/2016	KRW	15,118,469		13,768	49	0
	11/2016	SGD	132,342		98,610	1,541	0
	12/2016	CNH	136,485		20,541	163	0
	01/2017	DKK	5,165		777	0	(6)
JPM	10/2016	AUD	26,919		20,536	0	(67)
	10/2016	BRL	607,300		147,837	0	(38,901)
	10/2016	CAD	55,398		43,049	823	0
	10/2016	CNH	21,454		3,158	0	(58)
	10/2016	DKK	1,058,135		157,707	0	(1,942)
	10/2016	GBP	104,791		137,332	1,507	0
	10/2016	MXN	200,430		10,159	0	(158)
	10/2016		$187,080	BRL	607,300	0	(342)
	10/2016		123,314	CAD	161,638	484	(592)
	10/2016		2,800	GBP	2,121	0	(51)
	10/2016		30,340	MXN	562,216	0	(1,398)
	11/2016	CAD	75,791		$57,296	0	(487)
	11/2016	JPY	4,873,300		47,888	0	(250)
	11/2016	KRW	37,004,695		33,164	0	(416)
	11/2016	TWD	334,445		10,577	0	(138)
	11/2016		$47,423	JPY	4,828,453	272	0
	12/2016		21,285	CNH	146,282	558	0
	01/2018		1,016	BRL	3,496	0	(58)
MSB	10/2016	BRL	471,200		$124,118	0	(20,771)
	10/2016	EUR	131,667		148,925	1,017	0
	10/2016		$124,265	BRL	471,200	20,733	(109)
	11/2016	BRL	15,605		$4,780	23	0
	11/2016	TWD	486,872		15,296	0	(303)
	12/2016	CNH	164,861		24,780	163	0
NAB	10/2016	AUD	26,048		19,859	0	(77)
SCX	10/2016		15,996		12,243	0	0
	10/2016	BRL	121,000		37,274	68	0
	10/2016	RUB	472,780		7,198	0	(308)
	10/2016		$36,407	BRL	121,000	799	0
	10/2016		6,992	CNH	46,721	10	0
	10/2016		8,399	GBP	6,329	0	(196)
	11/2016	MYR	41,088		$10,089	143	0
	11/2016	THB	32,947		947	0	(3)
	04/2017	BRL	128,900		36,793	0	(823)
	10/2017		131,900		35,844	0	(992)
SOG	11/2016	SGD	13,511		9,976	66	0
TOR	10/2016	BRL	885,201		272,688	499	0
	10/2016		$212,141	BRL	885,201	60,102	(53)
	04/2017	BRL	30,400		$8,930	59	0
UAG	10/2016	CAD	2,046		1,546	0	(13)
	10/2016		$1,094	CAD	1,415	0	(15)
	11/2016	KRW	143,556,332		$129,117	3	(1,158)
	11/2016		$318	INR	21,537	4	0
	11/2016		184,633	JPY	18,553,900	0	(1,359)

Total Forward Foreign Currency Contracts						$100,274	$(100,261)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$87,000	$723	$165
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	15,000	1,592	325
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	13,100	1,281	280
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	92,300	1,311	1,773
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	83,500	704	136
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	122,500	1,077	232
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	28,400	1,931	119
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	12,800	1,280	289

							$9,899	$3,319

Total Purchased Options							$9,899	$3,319

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$22,000	$(1,171)	$(156)
	Call - OTC USD versus MXN	MXN	20.500	10/26/2016	10,000	(106)	(35)
HUS	Call - OTC USD versus RUB	RUB	87.000	12/08/2016	14,700	(632)	(2)
JPM	Call - OTC USD versus MXN	MXN	20.500	10/26/2016	19,000	(197)	(67)

						$(2,106)	$(260)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(1)
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(2)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(1)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(1)

						$(788)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$174,000	$(724)	$(66)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	123,500	(2,876)	(349)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	92,300	(480)	(456)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	92,300	(835)	(1,021)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	167,000	(712)	(45)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	245,000	(1,081)	(92)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	124,800	(1,935)	(58)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	56,500	(1,260)	(160)

							$(9,903)	$(2,247)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2046	$102.719	11/07/2016	$34,000	$(77)	$(28)
	Put - OTC Fannie Mae 3.000% due 11/01/2046	102.813	11/07/2016	17,000	(38)	(16)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.719	11/07/2016	34,000	(65)	(126)
	Call - OTC Fannie Mae 3.000% due 11/01/2046	103.813	11/07/2016	17,000	(32)	(55)

					$(212)	$(225)

Total Written Options					$(13,009)	$(2,737)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GST	Canadian Natural Resources Ltd.	(1.000)%	06/20/2017	0.333%	$5,000	$85	$(111)	$0	$(26)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2016	0.408%		$1,700	$1	$2	$3	$0
	Mexico Government International Bond	1.000	09/20/2020	1.305		2,700	(48)	17	0	(31)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	10,200	(12)	34	22	0
BPS	Morgan Stanley	1.000	12/20/2020	0.805		$12,000	(19)	119	100	0
	Petrobras Global Finance BV	1.000	06/20/2018	2.255		700	(57)	43	0	(14)
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		6,200	(430)	(64)	0	(494)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		500	(53)	7	0	(46)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	10,000	(811)	469	0	(342)
	Volkswagen International Finance NV	1.000	06/20/2021	1.060		12,500	(190)	156	0	(34)
BRC	Brazil Government International Bond	1.000	12/20/2016	0.558		$31,000	(37)	79	42	0
	Devon Energy Corp.	1.000	12/20/2020	1.565		5,000	(1,055)	943	0	(112)
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		2,300	(233)	50	0	(183)
CBK	Mexico Government International Bond	1.000	12/20/2019	1.079		8,400	32	(50)	0	(18)
	Sprint Communications, Inc.	5.000	12/20/2019	4.298		8,700	290	(94)	196	0
FBF	Devon Energy Corp.	1.000	12/20/2020	1.565		2,500	(392)	336	0	(56)
GST	Kinder Morgan, Inc.	1.000	06/20/2021	1.563		3,600	(288)	199	0	(89)
	Mexico Government International Bond	1.000	06/20/2017	0.453		500	(1)	3	2	0
	Morgan Stanley	1.000	12/20/2020	0.805		100	0	1	1	0
	Petrobras Global Finance BV	1.000	12/20/2019	3.640		2,400	(175)	(16)	0	(191)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		400	(44)	7	0	(37)
	Tesco PLC	1.000	12/20/2020	1.747	EUR	5,000	(436)	265	0	(171)
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		10,000	(129)	222	93	0
HUS	Mexico Government International Bond	1.000	12/20/2016	0.408		$300	3	(2)	1	0
	Mexico Government International Bond	1.000	09/20/2017	0.518		2,400	(10)	22	12	0
	Mexico Government International Bond	1.000	09/20/2020	1.305		1,400	(26)	10	0	(16)
	Petrobras Global Finance BV	1.000	03/20/2020	3.870		1,500	(189)	50	0	(139)
JPM	Mexico Government International Bond	1.000	12/20/2016	0.408		1,600	3	0	3	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355	EUR	10,000	(109)	202	93	0

							$(4,415)	$3,010	$568	$(1,973)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$10,498	$(226)	$144	$0	$(82)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	11,900	(824)	536	0	(288)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	1,832	0	12	12	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	27,900	(1,283)	607	0	(676)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	26,100	(1,037)	81	0	(956)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	10,600	(1,873)	69	0	(1,804)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	4,051	0	27	27	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,100	(561)	365	0	(196)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	10,800	(406)	10	0	(396)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	8,400	(840)	145	0	(695)

					$(7,050)	$1,996	$39	$(5,093)

Total Swap Agreements					$(11,380)	$4,895	$607	$(7,092)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $73,661 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$22,719	$0	$22,719
Corporate Bonds & Notes
Banking & Finance	0	2,017,109	20,655	2,037,764
Industrials	0	275,614	3,595	279,209
Utilities	0	162,814	0	162,814
Municipal Bonds & Notes
California	0	147,649	0	147,649
Illinois	0	18,352	0	18,352
Iowa	0	516	0	516
Mississippi	0	2,905	0	2,905
Nebraska	0	8,351	0	8,351
New Jersey	0	31,375	0	31,375
Ohio	0	31,868	0	31,868
Texas	0	13,627	0	13,627
U.S. Government Agencies	0	3,330,908	26,817	3,357,725
U.S. Treasury Obligations	0	3,236,931	0	3,236,931
Non-Agency Mortgage-Backed Securities	0	666,794	16,087	682,881
Asset-Backed Securities	0	515,162	0	515,162
Sovereign Issues	0	202,779	0	202,779
Short-Term Instruments
Certificates of Deposit	0	84,674	0	84,674
Commercial Paper	0	58,553	0	58,553
Repurchase Agreements	0	498	0	498
U.S. Treasury Bills	0	9,488	0	9,488
	$0	$10,838,686	$67,154	$10,905,840

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$144,069	$0	$0	$144,069

Total Investments	$144,069	$10,838,686	$67,154	$11,049,909

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,193	15,550	0	17,743
Over the counter	0	104,200	0	104,200
	$2,193	$119,750	$0	$121,943

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,356)	(1)	0	(8,357)
Over the counter	0	(110,090)	0	(110,090)

	$(8,356)	$(110,091)	$0	$(118,447)

Totals	$137,906	$10,848,345	$67,154	$11,053,405

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.6%
BANK LOAN OBLIGATIONS 1.6%
Avago Technologies Cayman Ltd.
3.524% due 02/01/2023		$135	$137
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		1,902	1,913
Charter Communications Operating LLC
3.500% due 01/24/2023		199	200
FCA U.S. LLC
3.500% due 05/24/2017		2,595	2,604

Total Bank Loan Obligations (Cost $4,825)			4,854

CORPORATE BONDS & NOTES 20.3%
BANKING & FINANCE 12.8%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	105
AGFC Capital Trust
6.000% due 01/15/2067		100	51
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,209
5.500% due 02/15/2017		1,400	1,419
American Express Co.
4.900% due 03/15/2020 (d)		300	296
American International Group, Inc.
4.125% due 02/15/2024		300	324
Bank of America Corp.
2.000% due 01/11/2018		1,400	1,407
3.958% due 10/21/2025	MXN	2,000	113
5.750% due 12/01/2017		$3,500	3,668
6.400% due 08/28/2017		700	731
6.875% due 04/25/2018		1,300	1,402
Barclays Bank PLC
7.625% due 11/21/2022		400	445
7.750% due 04/10/2023		200	210
14.000% due 06/15/2019 (d)	GBP	500	812
Barclays PLC
5.250% due 08/17/2045		$200	226
6.500% due 09/15/2019 (d)	EUR	200	210
BNP Paribas S.A.
7.625% due 03/30/2021 (d)		$400	414
BPCE S.A.
5.150% due 07/21/2024		600	632
CIT Group, Inc.
4.250% due 08/15/2017		300	306
5.000% due 05/15/2017		100	102
Citigroup, Inc.
1.497% due 11/15/2016		500	500
6.125% due 11/15/2020 (d)		400	416
6.250% due 08/15/2026 (d)		900	971
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500	513
3.750% due 07/21/2026		700	703
6.875% due 03/19/2020	EUR	1,100	1,463
Credit Agricole S.A.
6.500% due 06/23/2021 (d)		300	336
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$700	697
Deutsche Bank AG
1.350% due 05/30/2017		375	368
Goldman Sachs Group, Inc.
3.625% due 01/22/2023		300	318
6.150% due 04/01/2018		200	213
HSBC Holdings PLC
2.354% due 01/05/2022 (b)		400	402
2.650% due 01/05/2022 (b)		400	399
3.400% due 03/08/2021		600	621
4.300% due 03/08/2026		500	537
International Lease Finance Corp.
8.750% due 03/15/2017		200	206
JPMorgan Chase & Co.
1.615% due 01/25/2018		300	302
2.322% due 03/01/2021		2,000	2,051
7.900% due 04/30/2018 (d)		700	720
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	1,956	2,599

7.875% due 06/27/2029 (d)		200	270
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021		$700	699
MUFG Union Bank N.A.
2.625% due 09/26/2018		300	306
Murray Street Investment Trust
4.647% due 03/09/2017		200	203
Navient Corp.
5.000% due 06/15/2018		1,000	1,002
8.450% due 06/15/2018		200	216
Rio Oil Finance Trust
9.250% due 07/06/2024		186	171
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (d)		800	790
Santander UK PLC
2.500% due 03/14/2019		1,400	1,421
Societe Generale S.A.
7.375% due 09/13/2021 (d)		400	393
Standard Chartered PLC
1.941% due 08/19/2019		800	807
Toronto-Dominion Bank
1.657% due 04/07/2021		800	812
UBS AG
5.125% due 05/15/2024		1,300	1,346
7.250% due 02/22/2022		200	203
7.625% due 08/17/2022		250	292
Volkswagen Bank GmbH
0.112% due 11/27/2017	EUR	100	112
Wells Fargo & Co.
2.600% due 07/22/2020		$200	204

			39,664

INDUSTRIALS 5.0%
AbbVie, Inc.
1.800% due 05/14/2018		400	402
2.500% due 05/14/2020		100	102
3.600% due 05/14/2025		200	210
Actavis Funding SCS
2.100% due 03/12/2020		500	509
Altice Financing S.A.
6.625% due 02/15/2023		400	412
7.500% due 05/15/2026		700	731
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (b)		400	404
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		300	300
Charter Communications Operating LLC
4.464% due 07/23/2022		200	216
4.908% due 07/23/2025		200	221
6.484% due 10/23/2045		100	122
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		200	217
Cox Communications, Inc.
5.875% due 12/01/2016		1,100	1,108
CVS Health Corp.
1.900% due 07/20/2018		100	101
5.125% due 07/20/2045		100	122
Diamond Finance Corp.
3.480% due 06/01/2019		200	206
4.420% due 06/15/2021		200	209
6.020% due 06/15/2026		150	165
DISH DBS Corp.
4.250% due 04/01/2018		300	308
4.625% due 07/15/2017		200	204
7.875% due 09/01/2019		200	224
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	541
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		$200	202
Kraft Heinz Foods Co.
2.000% due 07/02/2018		350	354
Kroger Co.
2.200% due 01/15/2017		100	100
ONEOK Partners LP
6.150% due 10/01/2016		1,427	1,427
Prime Security Services Borrower LLC
9.250% due 05/15/2023		250	273
QUALCOMM, Inc.
4.800% due 05/20/2045		100	110
Reynolds American, Inc.
3.250% due 06/12/2020		54	57
Reynolds Group Issuer, Inc.
7.000% due 07/15/2024		125	134

SABMiller Holdings, Inc.
1.447% due 08/01/2018		3,600	3,602
SFR Group S.A.
7.375% due 05/01/2026		500	512
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		400	426
UnitedHealth Group, Inc.
1.129% due 01/17/2017		300	300
Universal Health Services, Inc.
3.750% due 08/01/2019		400	417
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	414

			15,362

UTILITIES 2.5%
AES Corp.
3.842% due 06/01/2019		294	295
AT&T, Inc.
1.768% due 06/30/2020		300	303
2.450% due 06/30/2020		100	102
3.000% due 06/30/2022		400	412
4.500% due 05/15/2035		100	105
Petrobras Global Finance BV
3.737% due 03/17/2020		100	98
4.375% due 05/20/2023		50	45
5.750% due 01/20/2020		1,000	1,033
6.250% due 12/14/2026	GBP	100	121
6.850% due 06/05/2115		$350	298
8.375% due 05/23/2021		2,300	2,526
Sinopec Group Overseas Development Ltd.
1.445% due 04/10/2017		1,600	1,601
Verizon Communications, Inc.
2.606% due 09/14/2018		900	924

			7,863

Total Corporate Bonds & Notes (Cost $62,522)			62,889

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	111
7.750% due 01/01/2042		100	108
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		110	106

Total Municipal Bonds & Notes (Cost $302)			325

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
3.500% due 09/01/2046		9,000	9,498
Fannie Mae, TBA
3.500% due 10/01/2046 - 11/01/2046		33,600	35,428
Freddie Mac
1.700% due 10/25/2021 (a)		378	24
10.738% due 04/15/2044		24	24
Ginnie Mae, TBA
4.000% due 10/01/2046		1,000	1,075

Total U.S. Government Agencies (Cost $46,043)			46,049

U.S. TREASURY OBLIGATIONS 38.4%
U.S. Treasury Bonds
2.500% due 05/15/2046		2,400	2,492
3.000% due 11/15/2044		100	114
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023		1,355	1,379
0.125% due 07/15/2024		5,473	5,563
0.125% due 07/15/2026		1,777	1,800
0.250% due 01/15/2025		3,231	3,297
0.625% due 07/15/2021		1,175	1,235
0.625% due 01/15/2026		2,755	2,903
1.125% due 01/15/2021 (g)		2,530	2,695
2.000% due 01/15/2026 (i)		788	928
2.375% due 01/15/2025		511	610
2.375% due 01/15/2027		2,637	3,241
U.S. Treasury Notes
1.125% due 08/31/2021		14,500	14,488
1.250% due 07/31/2023		4,000	3,960
1.375% due 06/30/2023 (i)		7,550	7,540
1.375% due 08/31/2023		4,600	4,587
1.625% due 02/15/2026		700	702
1.625% due 05/15/2026		3,230	3,237

1.875% due 11/30/2021 (g)(i)		5,300	5,475
1.875% due 10/31/2022 (i)		18,600	19,196
2.000% due 05/31/2021 (g)(i)		1,100	1,142
2.000% due 07/31/2022 (g)(i)		11,400	11,849
2.000% due 08/15/2025		3,000	3,107
2.125% due 09/30/2021		16,500	17,245
2.125% due 05/15/2025		50	52

Total U.S. Treasury Obligations (Cost $116,610)			118,837

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Banc of America Commercial Mortgage Trust
5.740% due 04/10/2049		66	66
BCAP LLC Trust
5.250% due 06/26/2036		516	392
Bear Stearns Adjustable Rate Mortgage Trust
3.153% due 11/25/2034		772	636
3.214% due 01/25/2035		26	26
Berica ABS SRL
0.000% due 12/31/2055	EUR	480	538
CBA Commercial Small Balance Commercial Mortgage
0.775% due 06/25/2038		$1,735	1,020
Countrywide Alternative Loan Trust
0.712% due 02/20/2047 ^		368	249
6.000% due 02/25/2037 ^		500	370
Countrywide Home Loan Mortgage Pass-Through Trust
2.748% due 02/20/2036		757	584
3.175% due 08/25/2034		335	302
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		528	529
Credit Suisse Mortgage Capital Certificates
0.854% due 12/27/2035		1,231	1,195
First Horizon Alternative Mortgage Securities Trust
2.697% due 06/25/2034		225	220
2.750% due 01/25/2036 ^		402	318
2.807% due 06/25/2036		419	342
First Horizon Mortgage Pass-Through Trust
2.744% due 11/25/2037 ^		3,320	2,897
HarborView Mortgage Loan Trust
1.351% due 11/19/2034		79	62
IndyMac Mortgage Loan Trust
0.735% due 04/25/2046		2,885	2,141
3.036% due 10/25/2034		46	45
3.987% due 08/25/2037		429	342
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		57	57
Morgan Stanley Capital Trust
5.665% due 04/15/2049		920	935
RBSSP Resecuritization Trust
0.774% due 02/26/2037		897	847
RMAC Securities PLC
0.530% due 06/12/2044	GBP	1,494	1,792
Structured Asset Mortgage Investments Trust
0.725% due 08/25/2036		$1,476	1,350
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		358	356
Thornburg Mortgage Securities Trust
0.655% due 06/25/2037		482	456
1.775% due 06/25/2037 ^		136	123
Wachovia Bank Commercial Mortgage Trust
5.888% due 06/15/2049		2,652	2,695
6.158% due 02/15/2051		222	228
WaMu Mortgage Pass-Through Certificates Trust
0.755% due 04/25/2045		104	98
Washington Mutual Mortgage Pass-Through Certificates Trust
1.975% due 09/25/2035 ^		1,481	1,192
Wells Fargo Mortgage-Backed Securities Trust
2.953% due 06/25/2035		312	321

Total Non-Agency Mortgage-Backed Securities (Cost $22,188)			22,724

ASSET-BACKED SECURITIES 20.1%
ACE Securities Corp. Home Equity Loan Trust
0.685% due 05/25/2036		822	802
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.245% due 03/25/2035		1,900	1,871
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.905% due 02/25/2036		1,965	1,410
Asset-Backed Funding Certificates Trust
0.685% due 01/25/2037		3,349	2,194
0.745% due 01/25/2037		2,330	1,541
Asset-Backed Securities Corp. Home Equity Loan Trust
1.545% due 07/25/2035		4,263	3,581
Atlas Senior Loan Fund Ltd.
2.004% due 08/18/2025		1,000	998

Bear Stearns Asset-Backed Securities Trust
1.015% due 09/25/2035	1,100	975
Belle Haven ABS CDO Ltd.
1.119% due 11/03/2044	279	137
1.159% due 11/03/2044	428	210
Carlyle Global Market Strategies CLO Ltd.
1.800% due 07/15/2025	1,000	995
Citigroup Mortgage Loan Trust, Inc.
0.665% due 08/25/2036	81	75
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^	466	456
0.665% due 08/25/2037	2,481	2,335
0.665% due 06/25/2047 ^	739	541
0.675% due 07/25/2036	915	887
0.675% due 04/25/2047	844	767
4.872% due 07/25/2036	300	249
Countrywide Asset-Backed Certificates Trust
0.874% due 05/25/2036	125	124
1.194% due 08/25/2035	1,660	1,537
4.925% due 08/25/2035	554	570
Credit-Based Asset Servicing and Securitization LLC
3.956% due 03/25/2037 ^	2,884	1,635
First Franklin Mortgage Loan Trust
0.885% due 11/25/2035	4,000	3,286
GoldenTree Loan Opportunities Ltd.
1.865% due 04/25/2025	2,000	1,995
GSAA Home Equity Trust
0.805% due 07/25/2037	2,876	1,035
GSAMP Trust
0.725% due 11/25/2036	1,165	698
0.755% due 03/25/2047	2,000	1,399
Home Equity Asset Trust
1.560% due 08/25/2035	1,900	1,560
HSI Asset Securitization Corp. Trust
0.635% due 12/25/2036	2,527	1,095
0.745% due 12/25/2036	710	314
Huntington CDO Ltd.
1.048% due 11/05/2040	192	185
JPMorgan Mortgage Acquisition Corp.
0.865% due 02/25/2036	1,060	883
Long Beach Mortgage Loan Trust
0.785% due 08/25/2045	1,348	1,159
Madison Park Funding Ltd.
2.066% due 01/20/2025	1,000	1,001
MASTR Specialized Loan Trust
0.895% due 01/25/2037	1,948	1,113
Monroe Capital BSL CLO Ltd.
2.391% due 05/22/2027	1,000	1,002
Morgan Stanley ABS Capital, Inc. Trust
0.665% due 11/25/2036	230	144
0.675% due 10/25/2036	529	333
Morgan Stanley Capital, Inc. Trust
0.705% due 03/25/2036	46	39
0.815% due 01/25/2036	434	409
Morgan Stanley Home Equity Loan Trust
0.665% due 12/25/2036	2,543	1,511
0.785% due 04/25/2036	3,883	2,901
OHA Credit Partners Ltd.
1.816% due 04/20/2025	1,000	999
Option One Mortgage Loan Trust
0.855% due 04/25/2037	3,937	2,537
Residential Asset Securities Corp. Trust
0.985% due 11/25/2035	3,100	2,543
Securitized Asset-Backed Receivables LLC Trust
1.290% due 02/25/2034	499	471
Sierra Madre Funding Ltd.
0.897% due 09/07/2039	934	767
0.917% due 09/07/2039	2,156	1,769
SpringCastle America Funding LLC
3.050% due 04/25/2029 (b)	1,500	1,500
Structured Asset Investment Loan Trust
0.885% due 10/25/2035	276	273
Structured Asset Securities Corp. Mortgage Loan Trust
1.195% due 11/25/2035	1,000	809
Tralee CLO Ltd.
2.046% due 07/20/2026	3,000	2,991
Triaxx Prime CDO Ltd.
0.787% due 10/02/2039	335	256

Wells Fargo Home Equity Asset-Backed Securities Trust
0.755% due 04/25/2037		1,579	1,435

Total Asset-Backed Securities (Cost $57,279)			62,302

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
5.625% due 02/21/2047		750	739
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	207	158
3.000% due 09/20/2030 (c)		821	699
Republic of Greece Government International Bond
3.375% due 07/17/2017	EUR	800	882
4.750% due 04/17/2019		500	512
Slovenia Government International Bond
5.250% due 02/18/2024		$600	705

Total Sovereign Issues (Cost $3,483)			3,695

SHORT-TERM INSTRUMENTS 4.6%
CERTIFICATES OF DEPOSIT 1.4%
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		600	600
Natixis S.A.
1.553% due 09/25/2017		1,500	1,503
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		1,300	1,301
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		1,000	1,001

			4,405

REPURCHASE AGREEMENTS (e) 3.2%			9,990

Total Short-Term Instruments (Cost $14,390)			14,395

Total Investments in Securities (Cost $327,642)			336,070

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short-Term Floating NAV Portfolio III		2,038,492	20,153

Total Short-Term Instruments (Cost $20,153)			20,153

Total Investments in Affiliates (Cost $20,153)			20,153

Total Investments 115.1% (Cost $347,795)			$356,223
Financial Derivative Instruments (f)(h) 0.7% (Cost or Premiums, net $(840))			2,202
Other Assets and Liabilities, net (15.8)%			(48,821)

Net Assets 100.0%			$309,604

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$9,990	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(10,196)	$9,990	$9,990

Total Repurchase Agreements						$(10,196)	$9,990	$9,990

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2016 was $(940) at a weighted average interest rate of (1.220)%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	10/01/2046	$900	$(963)	$(967)

Total Short Sales				$(963)	$(967)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	570	$(29)	$7	$0
90-Day Eurodollar March Futures	Short	03/2017	46	(8)	1	0
Australia Government 10-Year Bond December Futures	Long	12/2016	3	3	2	(1)
Euro-Bund 10-Year Bond December Futures	Long	12/2016	60	93	0	(30)
U.S. Treasury 10-Year Note December Futures	Long	12/2016	305	(39)	0	(128)
U.S. Treasury 30-Year Bond December Futures	Short	12/2016	1	3	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2016	18	41	0	(39)

Total Futures Contracts				$64	$11	$(198)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$1,733	$104	$50	$10	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	300	16	3	2	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	3,300	43	32	5	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	1,600	23	6	2	0

				$186	$91	$19	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR *	1.750%	12/14/2017		$27,500	$(211)	$(105)	$2	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		56,800	(600)	(301)	3	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018		44,800	(343)	(414)	8	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		26,300	(543)	(345)	9	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		48,300	(2,008)	(2,186)	61	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		44,200	1,807	674	0	(58)
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		32,600	(896)	(190)	103	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		2,800	(219)	(75)	12	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		300	(24)	(20)	1	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,100	(143)	(143)	10	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		3,600	(281)	(294)	18	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		48,250	(1,070)	(12)	258	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		500	(12)	(9)	3	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		3,350	(572)	(386)	60	0
Receive	3-Month USD-LIBOR	2.250	09/14/2046		2,300	(238)	(175)	41	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		8,300	(833)	(62)	149	0
Receive	6-Month EUR-EURIBOR	0.430	12/11/2019	EUR	1,000	(28)	(21)	0	0
Receive	6-Month EUR-EURIBOR	0.500	03/15/2027		3,250	(67)	(44)	1	0
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	600	(38)	(19)	0	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		2,100	(114)	(89)	2	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		3,700	(390)	(281)	7	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		800	(212)	(192)	23	0
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	770,000	(196)	(108)	9	0

						$(7,231)	$(4,797)	$780	$(58)

Total Swap Agreements						$(7,045)	$(4,706)	$799	$(58)

*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $3,759 and cash of $1,484 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	24,411		$7,035	$0	$(471)
	10/2016	GBP	4,822		6,380	130	0
	10/2016		$7,471	BRL	24,410	35	0
	10/2016		1,284	CNH	8,385	0	(29)
	11/2016	KRW	990,048		$888	0	(10)
	11/2016	TWD	27,830		888	0	(4)
BPS	10/2016		$6,273	GBP	4,822	0	(23)
	11/2016	GBP	4,822		$6,277	23	0
	01/2017	BRL	5,000		1,817	321	0
	07/2017		7,400		2,540	430	0
	07/2017		$2,000	BRL	7,000	0	(4)
BRC	10/2016		1,429	CNH	9,661	18	0
CBK	10/2016	BRL	9,653		$2,974	5	0
	10/2016	MXN	17,577		968	63	0
	10/2016		$2,964	BRL	9,653	4	0
	10/2016		161	EUR	143	0	0
	10/2016		860	MXN	16,719	0	0
	11/2016	CHF	113		$116	0	0
	01/2017		$5,391	BRL	18,000	0	(4)
DUB	10/2016	BRL	17,500		$5,391	10	0
	10/2016	JPY	120,988		1,710	517	0
	10/2016		$5,397	BRL	17,500	0	(16)
	10/2016		792	CNH	5,348	9	0
	10/2016		768	MXN	15,069	8	0
	07/2017		2,121	BRL	7,400	0	(10)
	01/2021		87		380	0	(1)
FBF	10/2016	BRL	32,780		$10,044	0	(35)
	10/2016		$10,098	BRL	32,780	0	(19)
GLM	10/2016	JPY	634,946		$6,330	68	0
	10/2016		$11,552	EUR	10,305	24	0
	10/2016		2,875	RUB	188,241	113	0
	11/2016	EUR	10,305		$11,566	0	(26)
	11/2016	KRW	691,858		620	0	(8)
HUS	10/2016		$12,231	CNH	81,601	6	(19)
	01/2021	BRL	380		$59	0	(27)
JPM	10/2016		22,134		6,316	5	(495)
	10/2016	NZD	1,130		820	0	(3)
	10/2016		$6,839	BRL	22,133	0	(33)
	10/2016		789	CNH	5,334	10	0
MSB	10/2016	BRL	3,617		$1,117	5	0
	10/2016	EUR	10,448		11,817	81	0
	10/2016		$1,114	BRL	3,617	0	(2)
	11/2016		1,108		3,617	0	(5)
	01/2017	BRL	4,000		$1,452	255	0
SCX	10/2016	CNH	87,034		13,290	258	0
	10/2016	RUB	137,791		2,098	0	(90)
	10/2016		$608	CNH	4,109	7	0
	10/2016		6,305	JPY	634,946	0	(44)
	11/2016	JPY	634,946		$6,313	44	0
	11/2016	SGD	2,030		1,508	19	0
	02/2017	CNH	24,962		3,605	0	(110)
SOG	10/2016		$904	CNH	6,104	10	0
UAG	11/2016	TWD	19,431		$620	0	(3)
	01/2017	BRL	9,000		3,240	546	0
	01/2017	CNH	9,447		1,375	0	(33)
	07/2017	BRL	7,000		2,466	469	0

Total Forward Foreign Currency Contracts						$3,493	$(1,524)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$100	$4	$11
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	700	12	1
	Put - OTC EUR versus MXN		19.000	02/15/2017		2,400	94	5
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017		$1,400	55	212
	Put - OTC USD versus RUB		73.000	02/24/2017		1,600	67	212

							$232	$441

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	10/03/2016	$12,700	$24	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	2,300	117	50
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	16,100	55	34
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	4,600	238	101
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	19,000	68	41
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	5,400	260	122

							$762	$348

Total Purchased Options							$994	$789

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	20.450	10/27/2016		$1,500	$(10)	$(6)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		100	(4)	0
GLM	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	700	(1)	0
	Call - OTC EUR versus MXN		26.750	02/15/2017		2,400	(77)	(15)
SOG	Call - OTC USD versus RUB	RUB	110.000	01/27/2017		$1,400	(55)	0
	Call - OTC USD versus RUB		110.000	02/24/2017		1,600	(69)	(1)

							$(216)	$(22)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$11,600	$(121)	$(50)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	2,700	(24)	(6)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	23,000	(245)	(98)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	800	(13)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,600	(42)	(53)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	1,300	(22)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,700	(46)	(56)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	27,100	(287)	(123)

							$(800)	$(428)

Total Written Options							$(1,016)	$(450)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	06/20/2024	2.072%	$100	$6	$1	$7	$0
BPS	UBS AG	(1.000)	06/20/2024	2.072	200	12	3	15	0
GST	Kraft Heinz Foods Co.	(1.000)	09/20/2018	0.177	350	(5)	(1)	0	(6)
MYC	Canadian Natural Resources Ltd.	(1.000)	03/20/2018	0.587	300	11	(13)	0	(2)
	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	0.693	200	7	(8)	0	(1)

						$31	$(18)	$22	$(9)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.416%		$1,100	$16	$0	$16	$0
	Brazil Government International Bond	1.000	12/20/2016	0.558		200	(3)	3	0	0
	Italy Government International Bond	1.000	06/20/2019	0.979		2,100	(30)	32	2	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.298		200	7	(2)	5	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	200	(2)	2	0	0
BPS	Colombia Government International Bond	1.000	06/20/2021	1.511		$100	(3)	1	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	150	(2)	2	0	0
BRC	Colombia Government International Bond	1.000	06/20/2021	1.511		$500	(16)	5	0	(11)
	Italy Government International Bond	1.000	09/20/2019	1.024		300	0	0	0	0
CBK	Brazil Government International Bond	1.000	12/20/2016	0.558		200	(3)	3	0	0
	Brazil Government International Bond	1.000	03/20/2017	0.558		300	(3)	4	1	0
	Brazil Government International Bond	1.000	09/20/2017	0.684		1,900	(4)	11	7	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.298		4,000	133	(43)	90	0
DUB	Argentine Republic Government International Bond	5.000	06/20/2017	0.846		300	7	3	10	0
	Berkshire Hathaway, Inc.	1.000	06/20/2018	0.318		300	4	0	4	0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.639		400	(3)	9	6	0
	Brazil Government International Bond	1.000	12/20/2016	0.558		500	(1)	2	1	0
	Ford Motor Co.	5.000	03/20/2019	0.837		200	29	(8)	21	0
	Italy Government International Bond	1.000	03/20/2019	0.924		200	(4)	4	0	0
	Italy Government International Bond	1.000	06/20/2019	0.979		4,000	(4)	8	4	0
	Italy Government International Bond	1.000	09/20/2019	1.024		2,600	3	(4)	0	(1)
	MetLife, Inc.	1.000	03/20/2019	0.524		800	4	6	10	0
	Mexico Government International Bond	1.000	12/20/2018	0.791		200	0	1	1	0
FBF	Mexico Government International Bond	1.000	12/20/2018	0.791		100	0	0	0	0
GST	Argentine Republic Government International Bond	5.000	06/20/2017	0.846		300	7	3	10	0
	Berkshire Hathaway, Inc.	1.000	09/20/2018	0.343		1,300	18	(1)	17	0
	Citigroup, Inc.	1.000	03/20/2019	0.504		500	4	2	6	0
	Colombia Government International Bond	1.000	06/20/2021	1.511		400	(13)	4	0	(9)
	MetLife, Inc.	1.000	12/20/2020	0.924		1,500	5	0	5	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355		50	(1)	1	0	0
HUS	Italy Government International Bond	1.000	06/20/2017	0.498		$4,100	11	5	16	0
	Italy Government International Bond	1.000	03/20/2019	0.924		300	(6)	7	1	0
	Mexico Government International Bond	1.000	12/20/2016	0.408		500	1	0	1	0
	Mexico Government International Bond	1.000	12/20/2018	0.791		1,000	1	4	5	0
JPM	Ford Motor Co.	5.000	03/20/2019	0.837		200	29	(8)	21	0
	MetLife, Inc.	1.000	12/20/2020	0.924		200	0	1	1	0
	Qatar Government International Bond	1.000	06/20/2019	0.467		1,000	11	4	15	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.355	EUR	50	(1)	1	0	0
MYC	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	1.230		$100	1	(3)	0	(2)
	Italy Government International Bond	1.000	03/20/2019	0.924		200	(4)	4	0	0
	Mexico Government International Bond	1.000	12/20/2016	0.408		200	3	(3)	0	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.311	EUR	100	(1)	1	0	0

							$189	$62	$276	$(25)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$2,131	$(434)	$106	$0	$(328)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	26	16	42	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,558	(317)	77	0	(240)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	18	10	28	0
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,557	(319)	80	0	(239)

					$(1,026)	$289	$70	$(807)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.337%	11/15/2030	GBP	20	$0	$1	$1	$0
	Receive	3-Month EUR-EXT-CPI	0.710	01/29/2020	EUR	2,000	(2)	(15)	0	(17)
BPS	Receive	3-Month EUR-EXT-CPI	0.700	01/30/2020		2,300	0	(19)	0	(19)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	3	3	0
	Receive	3-Month EUR-EXT-CPI	0.990	03/31/2020	EUR	1,600	0	(32)	0	(32)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	322	0	5	5	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		940	0	14	14	0
	Receive	3-Month EUR-EXT-CPI	0.740	01/26/2020	EUR	2,100	(8)	(14)	0	(22)
	Receive	3-Month EUR-EXT-CPI	0.660	01/30/2020		4,700	0	(27)	0	(27)
	Receive	3-Month EUR-EXT-CPI	0.992	03/30/2020		5,100	(1)	(102)	0	(103)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	3	3	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		460	(1)	8	7	0

							$(12)	$(175)	$33	$(220)

Total Swap Agreements							$(818)	$158	$401	$(1,061)

(i)	Securities with an aggregate market value of $2,123 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,854	$0	$4,854
Corporate Bonds & Notes
Banking & Finance	0	39,664	0	39,664
Industrials	0	15,362	0	15,362
Utilities	0	7,863	0	7,863
Municipal Bonds & Notes
Illinois	0	325	0	325
U.S. Government Agencies	0	46,049	0	46,049
U.S. Treasury Obligations	0	118,837	0	118,837
Non-Agency Mortgage-Backed Securities	0	22,724	0	22,724
Asset-Backed Securities	0	60,802	1,500	62,302
Sovereign Issues	0	3,695	0	3,695
Short-Term Instruments
Certificates of Deposit	0	4,405	0	4,405
Repurchase Agreements	0	9,990	0	9,990
	$0	$334,570	$1,500	$336,070

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,153	$0	$0	$20,153

Total Investments	$20,153	$334,570	$1,500	$356,223

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(967)	$0	$(967)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	799	0	810
Over the counter	0	4,683	0	4,683
	$11	$5,482	$0	$5,493

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(198)	(58)	0	(256)
Over the counter	0	(3,035)	0	(3,035)

	$(198)	$(3,093)	$0	$(3,291)

Totals	$19,966	$335,992	$1,500	$357,458

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I, II and IV, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio and PIMCO Balanced Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2016 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	Subsidiary % of Fund Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	$386,894	$77,662	20.1%
PIMCO Global Multi-Asset Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	03/29/2012	793,405	40,511	5.1%
PIMCO Balanced Allocation Portfolio	PIMCO Cayman Commodity Portfolio IV, Ltd.	02/24/2012	03/29/2012	101,477	0	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2016, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO Balanced Allocation Portfolio, PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Multi-Asset Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO All Asset All Authority Portfolio	$14,841	$430	$(1,138)	$(708)
PIMCO All Asset Portfolio	874,009	35,582	(51,795)	(16,213)
PIMCO Balanced Allocation Portfolio	109,819	1,174	(706)	468
PIMCO CommodityRealReturn® Strategy Portfolio	594,735	0	(26,674)	(26,674)
PIMCO Emerging Markets Bond Portfolio	315,051	16,389	(13,623)	2,766
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	492,561	10,306	(4,562)	5,744
PIMCO Foreign Bond Portfolio (Unhedged)	53,811	1,336	(469)	867
PIMCO Global Core Bond (Hedged) Portfolio	241,718	4,555	(8,144)	(3,589)
PIMCO Global Bond Portfolio (Unhedged)	329,246	9,809	(4,415)	5,394
PIMCO Global Diversified Allocation Portfolio	692,453	5,163	(14,668)	(9,505)
PIMCO Global Multi-Asset Managed Allocation Portfolio	893,817	5,851	(11,402)	(5,551)
PIMCO High Yield Portfolio	1,116,080	36,690	(22,280)	14,410
PIMCO Income Portfolio	213,583	4,451	(722)	3,729
PIMCO Long-Term U.S. Government Portfolio	399,947	23,394	(3,752)	19,642
PIMCO Low Duration Portfolio	2,584,414	16,516	(16,784)	(268)
PIMCO Real Return Portfolio	3,956,116	0	(99,034)	(99,034)
PIMCO Short-Term Portfolio	290,906	1,759	(950)	809
PIMCO Total Return Portfolio	10,771,038	365,500	(86,629)	278,871
PIMCO Unconstrained Bond Portfolio	348,232	10,606	(2,615)	7,991

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or the Central Fund for the period ended September 30, 2016 (amounts in thousands†):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$14,202	$24,945	$(16,015)	$(10,443)	$16,637	$29,326	$50	$0
PIMCO CommodityRealReturn Strategy Fund®	13,781	57	(8,183)	(5,223)	6,655	7,087	58	0
PIMCO Credit Absolute Return Fund	2,312	0	(2,259)	(211)	158	0	0	0
PIMCO Diversified Income Fund	2,003	2,612	0	0	277	4,892	117	0
PIMCO Emerging Local Bond Fund	69,277	10,412	(24,675)	(12,136)	20,233	63,111	2,739	0
PIMCO Emerging Markets Bond Fund	2,751	10	(2,701)	(266)	206	0	12	0
PIMCO Emerging Markets Corporate Bond Fund	671	3	(663)	(117)	106	0	3	0
PIMCO Emerging Markets Currency Fund	99,737	10,117	(21,733)	(4,603)	11,075	94,593	2,000	0
PIMCO Extended Duration Fund	0	4,168	(2,145)	176	195	2,394	28	0
PIMCO Floating Income Fund	2,777	9	(2,658)	(139)	11	0	13	0
PIMCO Foreign Bond Fund (Unhedged)	2,222	2	(2,202)	(411)	389	0	2	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	801	0	0	0	59	860	0	0
PIMCO Global Advantage® Strategy Bond Fund	7,546	8	(7,498)	(469)	413	0	14	0
PIMCO Government Money Market Fund	0	175,633	(172,930)	0	0	2,703	3	0
PIMCO High Yield Fund	22,805	15,577	(17,857)	(1,262)	3,169	22,432	1,117	0
PIMCO High Yield Spectrum Fund	29,850	12,128	(4,298)	(273)	3,050	40,457	1,638	0
PIMCO Income Fund	52,982	20,494	(3,750)	8	1,777	71,511	2,568	0
PIMCO Investment Grade Corporate Bond Fund	17,097	7,541	(1,683)	(62)	1,575	24,468	644	0
PIMCO Long Duration Total Return Fund	11,316	8,320	(14,495)	(410)	1,021	5,752	155	0
PIMCO Long-Term Credit Fund	7,115	110	(5,990)	(61)	354	1,528	110	0
PIMCO Long-Term U.S. Government Fund	28	12,381	(3,444)	160	509	9,634	99	0
PIMCO Low Duration Active Exchange-Traded Fund	1,564	0	(1,551)	(39)	26	0	3	0
PIMCO Low Duration Fund	36,566	131,334	(151,365)	(119)	160	16,576	175	0
PIMCO Money Market Fund*	2,700	82,883	(85,583)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	6,200	152	(142)	2	135	6,347	152	0
PIMCO RAE Fundamental Advantage PLUS Fund	22,741	6,262	(12,100)	(3,116)	3,664	17,451	0	0
PIMCO RAE Fundamental Emerging Markets Fund	0	33,773	(573)	23	6,694	39,917	0	0
PIMCO RAE Fundamental PLUS EMG Fund	36,810	7,594	(13,462)	(788)	13,502	43,656	275	0
PIMCO RAE Fundamental PLUS International Fund	12,468	11,567	(9,160)	(3,117)	4,448	16,206	74	0
PIMCO RAE Fundamental PLUS Small Fund	2,559	0	(2,247)	(627)	315	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	76,054	14,451	(14,474)	(2,224)	20,397	94,204	513	0
PIMCO RAE Low Volatility PLUS Fund	11,431	0	(9,788)	141	378	2,162	0	0
PIMCO RAE Low Volatility PLUS International Fund	36,065	7,038	(12,039)	(1,012)	3,737	33,789	177	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	31,212	3,628	(16,530)	(3,097)	3,554	18,767	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	66,170	7,346	(18,950)	(1,602)	6,583	59,547	384	0
PIMCO Real Return Asset Fund	57,277	198	(57,102)	(380)	5,529	5,522	198	0
PIMCO Real Return Fund	8,344	24,495	(8,568)	(803)	1,076	24,544	46	0
PIMCO RealEstateRealReturn Strategy Fund	18,790	80	(7,360)	(888)	1,908	12,530	80	0
PIMCO Senior Floating Rate Fund	17,333	7,735	(5,612)	(274)	754	19,936	459	0
PIMCO Short-Term Floating NAV Portfolio III	102	5,701	(5,702)	0	0	101	1	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	441	21,480	(997)	(32)	2,094	22,986	180	0
PIMCO StocksPLUS® International Fund (Unhedged)	1	4,018	(2,959)	111	192	1,363	0	0
PIMCO Total Return Fund	15,199	27,435	(5,032)	(225)	753	38,130	473	0
PIMCO TRENDS Managed Futures Strategy Fund	2,116	0	0	0	83	2,199	0	0
PIMCO Unconstrained Bond Fund	17,417	1,953	(19,574)	(961)	1,165	0	236	0
Totals	$838,833	$703,650	$(776,049)	$(54,769)	$145,016	$856,681	$14,796	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective September 23, 2016, the Fund was reorganized into the PIMCO Government Money Market Fund.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$242	$434	$(305)	$(117)	$205	$459	$1	$0
PIMCO CommodityRealReturn Strategy Fund®	198	40	(151)	(56)	74	105	1	0
PIMCO Credit Absolute Return Fund	90	29	(105)	(12)	10	12	0	0
PIMCO Diversified Income Fund	36	97	(26)	(1)	7	113	3	0
PIMCO Emerging Local Bond Fund	931	363	(601)	(104)	204	793	37	0
PIMCO Emerging Markets Bond Fund	58	0	(57)	(8)	7	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	21	0	(20)	(4)	3	0	0	0
PIMCO Emerging Markets Currency Fund	1,187	634	(588)	(56)	133	1,310	26	0
PIMCO EqS® Long/Short Fund	69	0	(68)	(1)	0	0	0	0
PIMCO Extended Duration Fund	0	68	(43)	2	2	29	0	0
PIMCO Floating Income Fund	22	0	(21)	(3)	2	0	0	0
PIMCO Foreign Bond Fund (Unhedged)	26	0	(27)	(4)	5	0	0	0
PIMCO Global Advantage® Strategy Bond Fund	107	0	(106)	(7)	6	0	0	0
PIMCO High Yield Fund	261	306	(261)	(18)	51	339	17	0
PIMCO High Yield Spectrum Fund	512	422	(308)	(43)	99	682	31	0
PIMCO Income Fund	770	469	(563)	(18)	40	698	33	0
PIMCO Investment Grade Corporate Bond Fund	244	147	(126)	(3)	22	284	8	0
PIMCO Long Duration Total Return Fund	118	122	(174)	(4)	13	75	2	0
PIMCO Long-Term Credit Fund	70	0	(71)	(6)	10	3	1	0
PIMCO Long-Term U.S. Government Fund	2	169	(69)	1	7	110	1	0
PIMCO Low Duration Fund	446	9,129	(8,979)	0	3	599	6	0
PIMCO Mortgage Opportunities Fund	84	32	(31)	0	2	87	2	0
PIMCO RAE Fundamental Advantage PLUS Fund	282	113	(203)	(30)	38	200	0	0
PIMCO RAE Fundamental Emerging Markets Fund	0	538	(134)	10	81	495	0	0
PIMCO RAE Fundamental PLUS EMG Fund	564	358	(458)	(68)	283	679	5	0
PIMCO RAE Fundamental PLUS Fund	57	0	(51)	(17)	11	0	0	0
PIMCO RAE Fundamental PLUS International Fund	231	203	(194)	(62)	84	262	2	0
PIMCO RAE Fundamental PLUS Small Fund	57	0	(51)	(23)	17	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,012	568	(649)	(140)	416	1,207	8	0
PIMCO RAE Low Volatility PLUS Fund	261	50	(154)	(5)	23	175	0	0
PIMCO RAE Low Volatility PLUS International Fund	581	163	(271)	(21)	65	517	3	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	399	115	(333)	(51)	50	180	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	865	337	(542)	(28)	86	718	5	0
PIMCO Real Return Asset Fund	650	81	(726)	(21)	66	50	2	0
PIMCO Real Return Fund	142	282	(183)	(9)	13	245	1	0
PIMCO RealEstateRealReturn Strategy Fund	290	142	(179)	(17)	31	267	2	0
PIMCO Senior Floating Rate Fund	358	275	(229)	(8)	20	416	11	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	0	400	(100)	2	35	337	3	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	75	(17)	1	8	67	0	0
PIMCO StocksPLUS® Short Fund	1,914	1,284	(853)	(42)	(46)	2,257	0	0
PIMCO Total Return Fund	143	323	(142)	(5)	10	329	5	0
PIMCO TRENDS Managed Futures Strategy Fund	33	0	0	0	1	34	0	0
PIMCO Unconstrained Bond Fund	246	127	(374)	(20)	21	0	3	0
Totals	$13,579	$17,895	$(18,543)	$(1,016)	$2,218	$14,133	$219	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Global Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$1,005	$31	$(471)	$(28)	$17	$554	$31	$0
PIMCO Diversified Income Active Exchange-Traded Fund	708	0	(735)	(27)	54	0	12	0
PIMCO Emerging Markets Corporate Bond Fund	921	7	(942)	(169)	183	0	9	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	637	0	(677)	(86)	126	0	0	0
PIMCO Income Fund	13,551	588	0	0	391	14,530	588	0
PIMCO Mortgage Opportunities Fund	2,005	49	0	0	45	2,099	50	0
PIMCO RAE Fundamental PLUS Fund	0	1,920	(2,180)	260	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	4,131	71,781	(57,900)	(3)	13	18,022	80	0
PIMCO StocksPLUS® Fund	8,636	24	(8,661)	(943)	944	0	24	0
PIMCO TRENDS Managed Futures Strategy Fund	970	0	0	0	38	1,008	0	0
Totals	$32,564	$74,400	$(71,566)	$(996)	$1,811	$36,213	$794	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$17,901	$2,529	$(1,706)	$(183)	$2,480	$21,021	$777	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	17,832	4,052	(2,132)	(145)	1,352	20,959	204	0
PIMCO Global Advantage® Strategy Bond Fund	23,812	4,874	(2,326)	(187)	1,801	27,974	397	0
PIMCO Global Dividend Fund	41,603	2,558	(44,829)	(21,789)	22,457	0	707	0
PIMCO Income Fund	29,818	7,117	(2,633)	(154)	1,016	35,164	1,296	0
PIMCO Investment Grade Corporate Bond Fund	29,858	6,300	(3,174)	(173)	2,165	34,976	898	0
PIMCO RAE Fundamental International Fund	0	33,429	(145)	1	1,836	35,121	0	0
PIMCO RAE Fundamental PLUS EMG Fund	29,681	9,449	(13,471)	(2,886)	11,868	34,641	197	0
PIMCO RAE Fundamental PLUS International Fund	17,695	2,770	(20,223)	(5,980)	5,738	0	73	0
PIMCO RAE Fundamental PLUS Small Fund	29,325	5,573	(4,560)	(1,350)	6,341	35,329	0	0
PIMCO Real Return Fund	29,733	6,248	(3,072)	(140)	2,156	34,925	207	0
PIMCO Short-Term Floating NAV Portfolio III	44,201	196,104	(187,500)	(109)	164	52,860	303	0
PIMCO Short-Term Fund	89,185	23,876	(8,424)	(125)	429	104,941	1,256	0
PIMCO StocksPLUS® Fund	29,372	4,441	(995)	(133)	2,503	35,188	230	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	29,559	6,130	(1,047)	(138)	395	34,899	259	0
PIMCO StocksPLUS® International Fund (Unhedged)	29,470	38,888	(2,436)	(514)	4,389	69,797	0	0
PIMCO Total Return Fund IV	89,287	21,483	(9,673)	(341)	3,947	104,703	1,319	0
Totals	$578,332	$375,821	$(308,346)	$(34,346)	$71,037	$682,498	$8,123	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$9,951	$329	$(3,997)	$(238)	$165	$6,210	$329	$0
PIMCO Diversified Income Active Exchange-Traded Fund	13,307	0	(6,961)	(517)	1,091	6,920	223	0
PIMCO Emerging Markets Corporate Bond Fund	9,181	87	(9,388)	(1,162)	1,303	21	88	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	8,975	1	0	0	664	9,640	0	0
PIMCO Income Fund	161,109	6,352	(22,142)	(1,447)	5,403	149,275	6,351	0
PIMCO Mortgage Opportunities Fund	20,150	498	0	0	449	21,097	498	0
PIMCO RAE Fundamental PLUS Fund	0	15,710	0	0	2,130	17,840	0	0
PIMCO Short-Term Floating NAV Portfolio III	15,595	514,643	(526,600)	18	57	3,713	543	0
PIMCO StocksPLUS® Fund	86,644	242	(86,911)	(8,447)	8,472	0	242	0
PIMCO TRENDS Managed Futures Strategy Fund	8,673	0	0	0	340	9,013	0	0
Totals	$333,585	$537,862	$(655,999)	$(11,793)	$20,074	$223,729	$8,274	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Portfolio. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$6,627	$331,348	$(326,974)	$(8)	$19	$11,012	$48	$0
PIMCO Emerging Markets Bond Portfolio	22,980	75,999	(96,100)	(69)	95	2,905	99	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	59,473	111,468	(168,500)	(196)	235	2,480	168	0
PIMCO Foreign Bond Portfolio (Unhedged)	2,431	23,710	(26,066)	(8)	10	77	10	0
PIMCO Global Advantage Strategy Bond Portfolio	18,988	54,631	(73,501)	(59)	66	125	31	0
PIMCO Global Bond Portfolio (Unhedged)	18,612	113,766	(132,151)	(61)	72	238	66	0
PIMCO High Yield Portfolio	92,054	449,840	(443,800)	(259)	360	98,195	539	0
PIMCO Income Portfolio	0	111,412	(91,401)	12	0	20,023	112	0
PIMCO Long-Term U.S. Government Portfolio	5,680	373,245	(373,600)	(16)	22	5,331	44	0
PIMCO Low Duration Portfolio	114,868	838,487	(904,701)	(395)	463	48,722	287	0
PIMCO Real Return Portfolio	36,839	5,112,191	(4,972,299)	90	125	176,946	791	0
PIMCO Short-Term Portfolio	18,698	116,015	(134,450)	(55)	59	267	15	0
PIMCO Total Return Portfolio	216,767	2,502,861	(2,575,800)	(607)	848	144,069	861	0
PIMCO Unconstrained Bond Portfolio	7,583	137,451	(124,901)	11	9	20,153	150	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GST	Goldman Sachs International	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JML	JPMorgan Securities PLC	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
BSN	Bank of Nova Scotia	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank PLC	TDM	TD Securities (USA) LLC
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira
CZK	Czech Koruna	NOK	Norwegian Krone	TWD	Taiwanese Dollar
DKK	Danish Krone	NZD	New Zealand Dollar	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange	LME	London Metal Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CVICXMB3	Citi Congestion Ex PM M F3 Index	JMABFNJ1	J.P. Morgan FNJ 1 Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EAFE	Europe, Australasia, and Far East Stock Index	JMABNICP	JPMorgan Nic P Custom Index
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	OREXIO	Iron Ore Spread
CDX.EM	Credit Derivatives Index - Emerging Markets	EURSIMP	Weighted Basket of Refined Products	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.HY	Credit Derivatives Index - High Yield	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPI	France Consumer Price Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPSIBKT	S&P Banks Select Industry TR Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	IBOV	Brazil Bovespa Index	S&P 500	Standard & Poor’s 500 Index
CPI	Consumer Price Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	UKRPI	United Kingdom Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABCTNE	J.P. Morgan CTNE Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CVICXMB2	Citi Congestion Ex PM M F2 Index	JMABDEWE	J.P. Morgan DEWE Commodity Index	USISDA	U.S. International Swaps and Derivatives Association Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	FSB	Federal Savings Bank	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	ISDA	International Swaps and Derivatives Association, Inc.	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BTP	Buoni del Tesoro Poliennali	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CMS	Constant Maturity Swap	NCUA	National Credit Union Administration	U&I	Up and In Barrier Option
D&I	Down and In Barrier Option	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	YOY	Year-Over-Year
FDIC	Federal Deposit Insurance Corp.

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date: November 28, 2016